UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-160635
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 20	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 905	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [B]
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 77. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
1

•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
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Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [1]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.20%
Optional Death Benefits (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one option)
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.50%
One-Month Enhanced Death Benefit Option Charge	0.35%
Total Variable Account Charges (including this option only)	1.65%
Combination Enhanced Death Benefit Option Charge	0.45%
Total Variable Account Charges (including this option only)	1.75%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.35% [2]
Total Variable Account Charges (including this option only)	1.65%
Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base3) (eligible applicants may purchase one option):
Maximum 5% Nationwide Lifetime Income Rider Charge (no longer available)	1.00% [4]
Maximum 7% Nationwide Lifetime Income Rider Charge	1.00%
Maximum 10% Nationwide Lifetime Income Rider Charge	1.20%
Joint Options for the Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base) (eligible applicants may purchase the option that corresponds to the elected lifetime income option):

Maximum Joint Option for the 5% Nationwide Lifetime Income Rider Charge (no longer available)	0.15%
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.30% [5]
Maximum Joint Option for the 10% Nationwide Lifetime Income Rider Charge (not available in NY)	0.30% [6]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option Charge	0.45%
Beneficiary Protector II Option Charge	0.35%
Maximum 10% Nationwide Lifetime Income Rider Charge	1.20% [7]
Maximum Joint Option for the 10% Nationwide Lifetime Income Rider Charge	0.30% [7]
Maximum Possible Total Variable Account Charges	3.60% [8]
9

[1]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
[2]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[3]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[4]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[5]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[6]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[7]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[8]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.41%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (3.60%).[1]
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,367	$2,467	$3,524	$6,189	*	$1,967	$3,224	$6,189	$667	$1,967	$3,224	$6,189
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,153	$1,864	$2,584	$4,623	*	$1,364	$2,284	$4,623	$453	$1,364	$2,284	$4,623
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower than 3.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Optional Death Benefits
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
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If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider is not available if either of the following optional benefits is elected: the 10% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
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Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns
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for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
The contract described in this prospectus is incontestable two years after the date of issue or during the lifetime of the Annuitant, whichever is shorter.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to
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provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
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Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
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Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
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The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
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After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
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After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
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Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
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At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
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Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
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Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
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For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary
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continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider is not available if either of the following optional benefits is elected: the 10% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
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(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts issued before December 5, 2011 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
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Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment
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Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
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Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
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The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
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(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
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The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
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(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
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(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics.
The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
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Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.30%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.30% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
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If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant; or
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•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
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For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including Purchase Payment Credits) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
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(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.30% to 2.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
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To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive
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the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
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Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
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Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
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to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Refer to the Income Benefit Investment Options provision for the investment options available for the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider.
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Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
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The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
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Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the elected Nationwide Lifetime Income Rider. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - NVIT American Funds Asset Allocation Fund, 33% NVIT - NVIT American Funds Bond Fund, and 34% NVIT - NVIT American Funds Growth-Income Fund) and Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II). The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the Sub-Accounts investing in the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
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If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
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(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-160635
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
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BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
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Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
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Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
82

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
83

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
84

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
85

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
86

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
87

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
88

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
89

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
90

VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
91

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.30%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 2.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.459055	13.929791	3.50%	3,290
2019	11.832901	13.459055	13.74%	3,290
2018	12.940400	11.832901	-8.56%	6,344
2017	11.467817	12.940400	12.84%	11,523
2016	11.240100	11.467817	2.03%	11,523
2015	11.538145	11.240100	-2.58%	4,787
2014	11.218186	11.538145	2.85%	4,787
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.828448	8.906325	0.88%	0
2019	7.658845	8.828448	15.27%	0
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	43.318100	44.060387	1.71%	260,128
2019	36.603682	43.318100	18.34%	236,084
2018	43.785793	36.603682	-16.40%	243,275
2017	39.309596	43.785793	11.39%	277,315
2016	31.913697	39.309596	23.17%	308,784
2015	34.286334	31.913697	-6.92%	346,278
2014	31.885431	34.286334	7.53%	369,520
2013	23.471632	31.885431	35.85%	392,661
2012	20.073992	23.471632	16.93%	465,748
2011	22.256871	20.073992	-9.81%	405,512
92

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.602374	15.789603	8.13%	1,579,242
2019	13.585275	14.602374	7.49%	1,701,436
2018	14.164466	13.585275	-4.09%	2,050,950
2017	13.842269	14.164466	2.33%	2,176,791
2016	13.434656	13.842269	3.03%	2,116,309
2015	13.956063	13.434656	-3.74%	2,207,058
2014	13.688194	13.956063	1.96%	2,534,426
2013	15.153413	13.688194	-9.67%	2,409,086
2012	14.297491	15.153413	5.99%	2,240,148
2011	12.962797	14.297491	10.30%	1,656,571
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	33.572275	33.503676	-0.20%	371,525
2019	26.369198	33.572275	27.32%	350,081
2018	30.697596	26.369198	-14.10%	391,371
2017	27.901210	30.697596	10.02%	461,261
2016	23.034724	27.901210	21.13%	511,694
2015	23.712676	23.034724	-2.86%	536,568
2014	20.668691	23.712676	14.73%	612,667
2013	16.120711	20.668691	28.21%	644,433
2012	14.053082	16.120711	14.71%	728,817
2011	14.358832	14.053082	-2.13%	583,322
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.139983	33.976041	-0.48%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.790902	12.453680	5.62%	1,510
2019	10.400441	11.790902	13.37%	101,273
2018	10.851641	10.400441	-4.16%	20,512
2017	10.267397	10.851641	5.69%	173,454
2016	9.220316	10.267397	11.36%	6,056
2015*	10.000000	9.220316	-7.80%	803
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.651639	11.411337	7.13%	181,540
2019	9.887506	10.651639	7.73%	174,822
2018	10.091257	9.887506	-2.02%	258,705
2017	9.906199	10.091257	1.87%	263,028
2016	9.795436	9.906199	1.13%	167,720
2015*	10.000000	9.795436	-2.05%	125,671
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.788698	15.117580	2.22%	47,205
2019	11.755348	14.788698	25.80%	41,932
2018	12.865168	11.755348	-8.63%	50,219
2017	11.189017	12.865168	14.98%	70,797
2016	9.767409	11.189017	14.55%	57,620
2015*	10.000000	9.767409	-2.33%	33,337
93

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.270493	21.767413	19.14%	161,380
2019	15.719984	18.270493	16.22%	205,029
2018	17.234356	15.719984	-8.79%	295,527
2017	15.355712	17.234356	12.23%	368,444
2016	14.987145	15.355712	2.46%	387,690
2015	15.338093	14.987145	-2.29%	425,643
2014	15.245537	15.338093	0.61%	453,204
2013	13.500145	15.245537	12.93%	473,142
2012	12.438632	13.500145	8.53%	510,190
2011	13.078195	12.438632	-4.89%	392,780
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.316638	14.174703	6.44%	65,553
2019	11.256946	13.316638	18.30%	79,895
2018	13.528043	11.256946	-16.79%	82,866
2017	11.913823	13.528043	13.55%	97,606
2016	10.477534	11.913823	13.71%	108,144
2015	10.889543	10.477534	-3.78%	117,709
2014*	10.000000	10.889543	8.90%	45,461
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.820481	39.115635	9.20%	128,367
2019	29.695973	35.820481	20.62%	130,263
2018	33.056317	29.695973	-10.17%	144,499
2017	29.794920	33.056317	10.95%	180,923
2016	24.009353	29.794920	24.10%	238,479
2015	24.905780	24.009353	-3.60%	236,541
2014	24.004434	24.905780	3.75%	274,588
2013	17.283516	24.004434	38.89%	292,051
2012	15.129971	17.283516	14.23%	340,110
2011	15.243060	15.129971	-0.74%	271,392
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.071367	43.070634	16.18%	268,869
2019	28.705897	37.071367	29.14%	321,015
2018	30.570161	28.705897	-6.10%	367,265
2017	25.551563	30.570161	19.64%	452,314
2016	23.229494	25.551563	10.00%	562,344
2015	23.332829	23.229494	-0.44%	599,042
2014	20.901224	23.332829	11.63%	705,290
2013	16.078646	20.901224	29.99%	807,076
2012	14.107815	16.078646	13.97%	855,834
2011	14.065339	14.107815	0.30%	669,675
94

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.818311	39.965027	21.78%	385,599
2019	24.488220	32.818311	34.02%	470,748
2018	26.709719	24.488220	-8.32%	545,033
2017	21.305902	26.709719	25.36%	657,632
2016	20.054835	21.305902	6.24%	760,872
2015	20.885783	20.054835	-3.98%	836,347
2014	19.624877	20.885783	6.43%	962,166
2013	16.456156	19.624877	19.26%	1,074,242
2012	15.138702	16.456156	8.70%	1,102,460
2011	14.104999	15.138702	7.33%	851,993
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.122430	11.670175	4.92%	0
2019	9.671027	11.122430	15.01%	10,064
2018	10.207291	9.671027	-5.25%	0
2017*	10.000000	10.207291	2.07%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.365219	16.766384	-3.45%	87,955
2019	13.775453	17.365219	26.06%	81,363
2018	16.805473	13.775453	-18.03%	92,479
2017	15.234886	16.805473	10.31%	102,731
2016	11.774721	15.234886	29.39%	110,563
2015	12.754025	11.774721	-7.68%	94,611
2014	12.234599	12.754025	4.25%	80,691
2013*	10.000000	12.234599	22.35%	21,631
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.179057	11.254311	0.67%	5,419
2019	10.577537	11.179057	5.69%	12,865
2018	10.726834	10.577537	-1.39%	74,938
2017	10.506066	10.726834	2.10%	56,760
2016	9.770039	10.506066	7.53%	110,056
2015	9.997926	9.770039	-2.28%	6,101
2014	10.071973	9.997926	-0.74%	30,368
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.513588	13.581132	29.18%	6,378
2019	8.245047	10.513588	27.51%	3,686
2018*	10.000000	8.245047	-17.55%	817
95

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.952786	20.996172	10.78%	1,160,777
2019	16.589580	18.952786	14.25%	1,279,586
2018	17.557547	16.589580	-5.51%	1,451,021
2017	15.770077	17.557547	11.33%	1,647,057
2016	15.183111	15.770077	3.87%	1,786,158
2015	15.465121	15.183111	-1.82%	1,870,567
2014	15.035641	15.465121	2.86%	1,921,432
2013	13.457741	15.035641	11.72%	1,961,483
2012	12.219959	13.457741	10.13%	2,006,566
2011	12.433696	12.219959	-1.72%	1,401,868
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.705850	23.445243	13.23%	4,607,176
2019	17.499782	20.705850	18.32%	5,082,285
2018	18.879025	17.499782	-7.31%	5,641,257
2017	16.451831	18.879025	14.75%	6,326,289
2016	15.753781	16.451831	4.43%	6,726,158
2015	16.034880	15.753781	-1.75%	7,078,471
2014	15.532319	16.034880	3.24%	7,320,595
2013	13.609100	15.532319	14.13%	7,515,207
2012	12.194817	13.609100	11.60%	7,802,034
2011	12.510431	12.194817	-2.52%	6,058,159
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.841214	26.296437	15.13%	13,820
2019	18.646068	22.841214	22.50%	14,844
2018	20.548096	18.646068	-9.26%	15,795
2017	17.248537	20.548096	19.13%	35,224
2016	16.427999	17.248537	4.99%	45,503
2015	16.732995	16.427999	-1.82%	46,030
2014	16.185651	16.732995	3.38%	46,925
2013	13.507103	16.185651	19.83%	47,432
2012	11.881588	13.507103	13.68%	51,361
2011	12.388256	11.881588	-4.09%	49,417
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.817498	16.655566	20.54%	53,651
2019	11.279427	13.817498	22.50%	65,801
2018	11.959964	11.279427	-5.69%	66,181
2017	10.435271	11.959964	14.61%	32,751
2016*	10.000000	10.435271	4.35%	4,061
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.840489	55.067865	28.54%	662
2019	33.063957	42.840489	29.57%	0
96

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.881172	9.195547	-33.76%	54,051
2019	12.805935	13.881172	8.40%	67,793
2018	17.247402	12.805935	-25.75%	82,404
2017	17.972726	17.247402	-4.04%	106,778
2016	13.638889	17.972726	31.78%	128,069
2015	17.436911	13.638889	-21.78%	127,771
2014	20.252144	17.436911	-13.90%	142,191
2013	16.528028	20.252144	22.53%	192,219
2012	15.989239	16.528028	3.37%	223,717
2011	17.087917	15.989239	-6.43%	199,871
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.261427	31.791712	5.06%	769,777
2019	24.121393	30.261427	25.45%	770,961
2018	26.722306	24.121393	-9.73%	883,588
2017	24.033057	26.722306	11.19%	1,003,522
2016	20.685487	24.033057	16.18%	1,096,547
2015	21.885542	20.685487	-5.48%	1,189,077
2014	20.440533	21.885542	7.07%	1,174,887
2013	16.201274	20.440533	26.17%	1,254,742
2012	14.023439	16.201274	15.53%	1,296,618
2011	14.115327	14.023439	-0.65%	1,106,251
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.869486	15.790695	6.20%	22,392
2019	11.617273	14.869486	27.99%	23,972
2018	12.962761	11.617273	-10.38%	24,729
2017	11.262174	12.962761	15.10%	16,976
2016*	10.000000	11.262174	12.62%	1,327
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.219602	58.401847	41.68%	355,153
2019	31.171482	41.219602	32.23%	485,290
2018	31.721482	31.171482	-1.73%	588,332
2017	23.838353	31.721482	33.07%	758,335
2016	24.019381	23.838353	-0.75%	797,342
2015	22.764038	24.019381	5.51%	861,234
2014	20.775828	22.764038	9.57%	798,710
2013	15.477413	20.775828	34.23%	821,679
2012	13.707490	15.477413	12.91%	904,552
2011	13.892186	13.707490	-1.33%	726,260
97

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	16.175730	17.428440	7.74%	1,574,102
2019	14.980022	16.175730	7.98%	1,653,358
2018	15.298838	14.980022	-2.08%	1,955,666
2017	14.904806	15.298838	2.64%	2,077,315
2016	14.453385	14.904806	3.12%	1,945,354
2015	14.769242	14.453385	-2.14%	1,988,492
2014	14.167846	14.769242	4.24%	2,228,508
2013	14.657541	14.167846	-3.34%	2,204,816
2012	14.063004	14.657541	4.23%	2,031,045
2011	13.311254	14.063004	5.65%	1,507,733
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.532977	55.297557	16.34%	419,134
2019	39.098910	47.532977	21.57%	457,853
2018	46.483736	39.098910	-15.89%	477,924
2017	39.070373	46.483736	18.97%	565,170
2016	35.366714	39.070373	10.47%	644,475
2015	36.425827	35.366714	-2.91%	694,547
2014	34.806190	36.425827	4.65%	764,441
2013	25.954620	34.806190	34.10%	867,718
2012	22.954492	25.954620	13.07%	912,624
2011	26.087470	22.954492	-12.01%	794,745
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.250537	31.020418	13.83%	271,751
2019	21.654331	27.250537	25.84%	310,057
2018	25.830528	21.654331	-16.17%	345,833
2017	20.132452	25.830528	28.30%	354,571
2016	21.531223	20.132452	-6.50%	375,046
2015	21.118649	21.531223	1.95%	415,777
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.941690	12.826014	-8.00%	1,055
2019	11.488735	13.941690	21.35%	4,270
2018	12.444203	11.488735	-7.68%	363
2017	12.149430	12.444203	2.43%	382
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.267401	16.838506	10.29%	46,318
2019	12.905547	15.267401	18.30%	60,819
2018	14.472957	12.905547	-10.83%	93,595
2017	13.094504	14.472957	10.53%	141,207
2016	11.721534	13.094504	11.71%	138,470
2015	12.662697	11.721534	-7.43%	145,582
2014	12.474214	12.662697	1.51%	149,810
2013	10.211201	12.474214	22.16%	147,464
2012	8.970568	10.211201	13.83%	146,583
2011	9.230806	8.970568	-2.82%	132,788
98

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.562233	18.448019	-0.62%	134,982
2019	16.204471	18.562233	14.55%	164,407
2018	17.157566	16.204471	-5.55%	207,307
2017	15.849753	17.157566	8.25%	239,176
2016	14.083020	15.849753	12.55%	258,669
2015	15.351469	14.083020	-8.26%	268,711
2014	14.867410	15.351469	3.26%	325,301
2013	13.220142	14.867410	12.46%	312,412
2012	11.890259	13.220142	11.18%	284,456
2011	11.765995	11.890259	1.06%	193,035
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	42.563431	44.189962	3.82%	140,915
2019	34.131131	42.563431	24.71%	136,288
2018	39.694608	34.131131	-14.02%	150,935
2017	36.344606	39.694608	9.22%	180,209
2016	28.283730	36.344606	28.50%	211,263
2015	30.941984	28.283730	-8.59%	225,766
2014	31.171545	30.941984	-0.74%	288,952
2013	23.181387	31.171545	34.47%	291,214
2012	19.839372	23.181387	16.85%	354,765
2011	20.885506	19.839372	-5.01%	307,156
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.587527	8.963125	-6.51%	155,135
2019	9.522124	9.587527	0.69%	180,510
2018	9.464831	9.522124	0.61%	264,481
2017	9.407983	9.464831	0.60%	353,623
2016	9.259460	9.407983	1.60%	364,996
2015	9.803446	9.259460	-5.55%	309,871
2014	9.753776	9.803446	0.51%	361,834
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.106638	13.468378	2.76%	233
2019	11.863215	13.106638	10.48%	317
2018	12.565150	11.863215	-5.59%	408
2017	11.254538	12.565150	11.65%	682
2016	10.928357	11.254538	2.98%	0
2015	11.756183	10.928357	-7.04%	1,847
2014	11.458922	11.756183	2.59%	2,914
2013	10.222938	11.458922	12.09%	1,847
2012*	10.000000	10.222938	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.102498	10.641176	5.33%	0
2019	9.405790	10.102498	7.41%	0
2018*	10.000000	9.405790	-5.94%	0
99

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.042458	10.644220	5.99%	3,015
2019	9.689003	10.042458	3.65%	3,295
2018	10.342147	9.689003	-6.32%	6,430
2017	10.106621	10.342147	2.33%	3,983
2016	10.289133	10.106621	-1.77%	15,765
2015	10.235413	10.289133	0.52%	18,792
2014	9.908546	10.235413	3.30%	100,540
2013*	10.000000	9.908546	-0.91%	449
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.662362	46.62%	157,083
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.468084	52.117922	25.68%	19,774
2019	31.961134	41.468084	29.75%	38,495
2018	37.392688	31.961134	-14.53%	64,362
2017	27.790304	37.392688	34.55%	100,640
2016	28.199623	27.790304	-1.45%	90,190
2015	27.558987	28.199623	2.32%	87,182
2014	27.359465	27.558987	0.73%	84,604
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.718294	37.837186	12.22%	223,807
2019	25.932146	33.718294	30.03%	256,910
2018	28.590750	25.932146	-9.30%	303,743
2017	24.834807	28.590750	15.12%	351,530
2016	22.606814	24.834807	9.86%	385,806
2015	22.214411	22.606814	1.77%	440,264
2014	20.386676	22.214411	8.97%	459,603
2013	15.714632	20.386676	29.73%	515,219
2012	13.654221	15.714632	15.09%	561,318
2011	13.877335	13.654221	-1.61%	449,484
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.692825	17.948779	7.52%	90,524
2019	13.526111	16.692825	23.41%	85,855
2018	15.503650	13.526111	-12.76%	88,648
2017	13.699818	15.503650	13.17%	97,284
2016	12.265322	13.699818	11.70%	104,215
2015	12.982605	12.265322	-5.52%	107,896
2014	12.627093	12.982605	2.82%	26,807
2013	9.958708	12.627093	26.79%	26,928
2012*	10.000000	9.958708	-0.41%	16,256
100

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.538027	52.590821	18.08%	143,110
2019	35.775304	44.538027	24.49%	152,990
2018	40.519431	35.775304	-11.71%	170,407
2017	36.038505	40.519431	12.43%	195,099
2016	31.028490	36.038505	16.15%	210,265
2015	33.477218	31.028490	-7.31%	235,999
2014	30.377745	33.477218	10.20%	208,100
2013	21.886628	30.377745	38.80%	196,150
2012	18.845528	21.886628	16.14%	218,385
2011	19.559328	18.845528	-3.65%	187,628
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.047363	13.198123	19.47%	158,885
2019	8.747710	11.047363	26.29%	206,634
2018	11.017781	8.747710	-20.60%	247,138
2017	8.827918	11.017781	24.81%	327,206
2016	9.193527	8.827918	-3.98%	205,193
2015	9.034020	9.193527	1.77%	153,835
2014*	10.000000	9.034020	-9.66%	46,274
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.032141	20.267679	12.40%	85,177
2019	15.002398	18.032141	20.20%	115,017
2018	16.075467	15.002398	-6.68%	130,216
2017	13.770342	16.075467	16.74%	163,679
2016	14.318963	13.770342	-3.83%	184,843
2015	15.828728	14.318963	-9.54%	254,399
2014	16.928545	15.828728	-6.50%	290,084
2013	13.706700	16.928545	23.51%	344,961
2012	11.653053	13.706700	17.62%	392,384
2011	12.723062	11.653053	-8.41%	398,500
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	14.015996	14.667660	4.65%	36,324
2019	12.771160	14.015996	9.75%	39,482
2018	13.219888	12.771160	-3.39%	51,402
2017	12.555031	13.219888	5.30%	66,877
2016	10.947839	12.555031	14.68%	56,495
2015	11.863786	10.947839	-7.72%	48,145
2014	11.795395	11.863786	0.58%	120,900
2013	10.815203	11.795395	9.06%	325,216
2012*	10.000000	10.815203	8.15%	39,123
101

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.522281	33.122657	47.07%	95,858
2019	16.542519	22.522281	36.15%	115,922
2018	16.771418	16.542519	-1.36%	152,284
2017	13.390222	16.771418	25.25%	139,063
2016	12.784264	13.390222	4.74%	146,927
2015	13.747250	12.784264	-7.00%	151,469
2014	12.912192	13.747250	6.47%	122,489
2013	10.068050	12.912192	28.25%	120,556
2012*	10.000000	10.068050	0.68%	77,347
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.584048	11.517367	8.82%	289,230
2019	9.813037	10.584048	7.86%	246,253
2018	10.072568	9.813037	-2.58%	298,761
2017	9.873813	10.072568	2.01%	286,189
2016	9.786097	9.873813	0.90%	291,335
2015*	10.000000	9.786097	-2.14%	133,591
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	28.068132	38.517431	37.23%	310,240
2019	20.779932	28.068132	35.07%	408,718
2018	20.699389	20.779932	0.39%	462,123
2017	16.132183	20.699389	28.31%	623,646
2016	16.032659	16.132183	0.62%	759,023
2015	14.511535	16.032659	10.48%	775,453
2014	13.554874	14.511535	7.06%	1,067,466
2013	10.492598	13.554874	29.19%	1,178,290
2012	8.583266	10.492598	22.24%	1,271,992
2011	9.344776	8.583266	-8.15%	1,112,171
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.598828	27.669710	48.77%	119,906
2019	13.011887	18.598828	42.94%	117,545
2018	13.065464	13.011887	-0.41%	200,071
2017	9.134377	13.065464	43.04%	162,261
2016	8.128447	9.134377	12.38%	156,410
2015	7.869904	8.128447	3.29%	195,297
2014	7.291940	7.869904	7.93%	206,665
2013	5.456761	7.291940	33.63%	198,627
2012	4.640225	5.456761	17.60%	180,458
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.604886	15.579537	14.51%	18,290
2019	10.878721	13.604886	25.06%	26,494
2018	12.988931	10.878721	-16.25%	27,762
2017	10.060412	12.988931	29.11%	32,691
2016	10.925377	10.060412	-7.92%	37,703
2015	12.138000	10.925377	-9.99%	84,416
2014	13.991014	12.138000	-13.24%	58,457
2013	12.403811	13.991014	12.80%	116,156
2012	11.103975	12.403811	11.71%	74,542
102

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.305258	10.041589	-2.56%	11,966
2019	8.837660	10.305258	16.61%	15,485
2018	10.995094	8.837660	-19.62%	37,178
2017	8.714530	10.995094	26.17%	63,276
2016	7.309965	8.714530	19.21%	21,429
2015	9.264351	7.309965	-21.10%	9,055
2014	9.842810	9.264351	-5.88%	1,925
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.687367	11.331848	6.03%	132,629
2019	9.988137	10.687367	7.00%	144,492
2018	10.225381	9.988137	-2.32%	180,961
2017	9.974307	10.225381	2.52%	128,809
2016*	10.000000	9.974307	-0.26%	67,001
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.768461	32.716692	43.69%	56,482
2019	16.328658	22.768461	39.44%	71,354
2018	16.834036	16.328658	-3.00%	72,297
2017	13.500207	16.834036	24.69%	65,689
2016	12.571407	13.500207	7.39%	60,343
2015	13.016285	12.571407	-3.42%	60,622
2014	14.256165	13.016285	-8.70%	56,470
2013	10.228022	14.256165	39.38%	66,476
2012*	10.000000	10.228022	2.28%	16,923
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.858164	38.569378	1.88%	691,513
2019	29.617784	37.858164	27.82%	684,522
2018	33.477297	29.617784	-11.53%	814,353
2017	28.902784	33.477297	15.83%	903,580
2016	25.736921	28.902784	12.30%	1,010,941
2015	26.321762	25.736921	-2.22%	1,084,356
2014	24.199527	26.321762	8.77%	1,137,470
2013	18.081786	24.199527	33.83%	1,193,700
2012	15.809554	18.081786	14.37%	1,232,095
2011	16.092409	15.809554	-1.76%	990,166
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.857973	12.378022	14.00%	1,593
2019*	10.000000	10.857973	8.58%	0
103

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.306936	26.465825	18.64%	1,038,255
2019	17.986606	22.306936	24.02%	1,220,173
2018	20.188010	17.986606	-10.90%	1,379,570
2017	16.127752	20.188010	25.18%	1,492,368
2016	15.735157	16.127752	2.50%	1,530,853
2015	14.994719	15.735157	4.94%	1,638,257
2014	15.022071	14.994719	-0.18%	1,622,068
2013	11.924574	15.022071	25.98%	1,646,985
2012	10.421665	11.924574	14.42%	1,681,164
2011	10.749702	10.421665	-3.05%	1,179,441
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.322419	33.22%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.634890	36.35%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.896420	11.573176	-2.72%	2,958
2019	9.426266	11.896420	26.21%	2,906
2018	10.369174	9.426266	-9.09%	2,925
2017	9.334432	10.369174	11.09%	9,708
2016	8.225852	9.334432	13.48%	13,702
2015*	10.000000	8.225852	-17.74%	239
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.957599	24.735943	12.65%	122,192
2019	17.940717	21.957599	22.39%	145,609
2018	19.584804	17.940717	-8.39%	158,030
2017	16.884148	19.584804	16.00%	214,486
2016	15.410161	16.884148	9.57%	245,693
2015	16.818536	15.410161	-8.37%	257,531
2014	17.399171	16.818536	-3.34%	476,557
2013	13.362779	17.399171	30.21%	475,975
2012	11.040989	13.362779	21.03%	515,182
2011	11.288956	11.040989	-2.20%	343,392
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.672015	20.343726	48.80%	226,445
2019	10.427821	13.672015	31.11%	315,500
2018	12.679636	10.427821	-17.76%	347,770
2017	10.233039	12.679636	23.91%	372,341
2016	10.630202	10.233039	-3.74%	397,995
2015	10.841177	10.630202	-1.95%	432,469
2014	11.134515	10.841177	-2.63%	414,496
2013	9.317313	11.134515	19.50%	85,361
2013	9.317313	11.134515	19.50%	412,542
2012	8.171995	9.317313	14.02%	446,118
2011	9.161036	8.171995	-10.80%	368,172
104

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.116017	22.236549	10.54%	44,451,090
2019	16.874092	20.116017	19.21%	49,129,097
2018	17.993503	16.874092	-6.22%	58,275,273
2017	15.743451	17.993503	14.29%	65,732,904
2016	14.633287	15.743451	7.59%	69,789,133
2015	14.681544	14.633287	-0.33%	72,189,199
2014	14.167869	14.681544	3.63%	74,427,089
2013	11.643296	14.167869	21.68%	75,372,574
2012	10.194744	11.643296	14.21%	73,902,076
2011	10.233657	10.194744	-0.38%	60,334,808
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.576647	13.555886	7.79%	17,191,488
2019	11.691981	12.576647	7.57%	18,607,008
2018	11.975369	11.691981	-2.37%	22,242,739
2017	11.755127	11.975369	1.87%	23,888,632
2016	11.602023	11.755127	1.32%	23,114,008
2015	11.782059	11.602023	-1.53%	23,582,925
2014	11.371131	11.782059	3.61%	23,794,959
2013	11.825276	11.371131	-3.84%	23,837,775
2012	11.414478	11.825276	3.60%	20,785,403
2011	10.938320	11.414478	4.35%	15,264,493
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.823024	31.833368	28.24%	788,126
2019	18.660159	24.823024	33.03%	1,029,524
2018	20.874217	18.660159	-10.61%	1,156,870
2017	16.147843	20.874217	29.27%	1,449,336
2016	16.329379	16.147843	-1.11%	1,600,412
2015	15.528434	16.329379	5.16%	1,666,557
2014	15.449373	15.528434	0.51%	1,497,811
2013	12.167775	15.449373	26.97%	1,597,653
2012	10.098071	12.167775	20.50%	1,587,309
2011	11.281017	10.098071	-10.49%	1,267,149
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.704750	39.931038	49.53%	765,886
2019	20.766984	26.704750	28.59%	1,053,686
2018	21.181094	20.766984	-1.96%	1,201,002
2017	16.791655	21.181094	26.14%	1,640,229
2016	15.598415	16.791655	7.65%	1,825,291
2015	14.849473	15.598415	5.04%	2,055,937
2014	13.922005	14.849473	6.66%	2,139,313
2013	10.882845	13.922005	27.93%	2,222,160
2012	9.392119	10.882845	15.87%	2,412,472
2011	9.983628	9.392119	-5.92%	2,145,882
105

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.253596	23.720741	11.61%	10,773,999
2019	17.135394	21.253596	24.03%	12,315,956
2018	17.750206	17.135394	-3.46%	14,212,867
2017	14.749250	17.750206	20.35%	17,299,743
2016	13.451569	14.749250	9.65%	20,070,144
2015	13.482238	13.451569	-0.23%	21,171,143
2014	12.392386	13.482238	8.79%	22,552,170
2013	9.442516	12.392386	31.24%	24,440,392
2012	8.172677	9.442516	15.54%	27,011,615
2011	8.469447	8.172677	-3.50%	21,727,858
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	20.084900	20.628649	2.71%	1,308,787
2019	18.640384	20.084900	7.75%	1,359,252
2018	19.340795	18.640384	-3.62%	1,615,133
2017	18.428083	19.340795	4.95%	1,682,619
2016	17.184248	18.428083	7.24%	1,581,560
2015	17.928782	17.184248	-4.15%	1,635,978
2014	17.485835	17.928782	2.53%	1,632,375
2013	17.917617	17.485835	-2.41%	1,564,084
2012	16.173014	17.917617	10.79%	1,358,583
2011	15.524248	16.173014	4.18%	1,063,907
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.795706	36.709706	8.62%	45,384
2019	26.538697	33.795706	27.35%	53,862
2018	26.964991	26.538697	-1.58%	58,208
2017	22.719555	26.964991	18.69%	66,439
2016	20.707448	22.719555	9.72%	72,999
2015	20.842235	20.707448	-0.65%	100,195
2014	18.885193	20.842235	10.36%	77,299
2013	14.629438	18.885193	29.09%	81,283
2012	13.019696	14.629438	12.36%	83,909
2011	13.141121	13.019696	-0.92%	66,649
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	36.395342	37.124706	2.00%	371,836
2019	29.033852	36.395342	25.35%	371,032
2018	31.789982	29.033852	-8.67%	413,796
2017	27.366799	31.789982	16.16%	488,183
2016	23.582043	27.366799	16.05%	573,882
2015	25.557890	23.582043	-7.73%	625,064
2014	23.772500	25.557890	7.51%	660,739
2013	17.801528	23.772500	33.54%	718,472
2012	15.263091	17.801528	16.63%	758,085
2011	15.868257	15.263091	-3.81%	723,498
106

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.298453	12.773773	13.06%	3,589
2019	9.958885	11.298453	13.45%	3,772
2018	11.024698	9.958885	-9.67%	3,950
2017	9.430999	11.024698	16.90%	4,158
2016	9.278864	9.430999	1.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.974525	18.858048	11.10%	4,853
2019	13.873875	16.974525	22.35%	5,675
2018	15.750078	13.873875	-11.91%	6,067
2017	13.319781	15.750078	18.25%	5,974
2016	12.453193	13.319781	6.96%	6,812
2015	12.842453	12.453193	-3.03%	45,826
2014	12.451663	12.842453	3.14%	95,433
2013	9.743653	12.451663	27.79%	99,727
2012	8.499356	9.743653	14.64%	99,891
2011	9.197754	8.499356	-7.59%	91,721
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.233026	16.490395	8.25%	19,483,573
2019	13.284350	15.233026	14.67%	21,527,692
2018	14.355133	13.284350	-7.46%	24,405,020
2017	12.979469	14.355133	10.60%	27,561,660
2016	12.392966	12.979469	4.73%	29,495,948
2015	12.690633	12.392966	-2.35%	30,896,883
2014	12.327993	12.690633	2.94%	32,556,780
2013	10.893639	12.327993	13.17%	33,707,074
2012	9.938199	10.893639	9.61%	34,520,867
2011	10.206099	9.938199	-2.62%	28,546,047
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.405099	18.048537	10.02%	34,394,440
2019	13.823294	16.405099	18.68%	37,534,219
2018	15.250834	13.823294	-9.36%	42,521,761
2017	13.342302	15.250834	14.30%	46,827,198
2016	12.595360	13.342302	5.93%	49,631,086
2015	12.933092	12.595360	-2.61%	51,652,390
2014	12.515531	12.933092	3.34%	52,489,659
2013	10.458384	12.515531	19.67%	52,865,784
2012	9.324356	10.458384	12.16%	51,680,388
2011	9.784260	9.324356	-4.70%	43,624,700
107

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.341246	14.167638	6.19%	6,775,394
2019	12.213702	13.341246	9.23%	6,980,812
2018	12.706472	12.213702	-3.88%	7,936,891
2017	12.103767	12.706472	4.98%	9,223,014
2016	11.722026	12.103767	3.26%	10,170,981
2015	11.964218	11.722026	-2.02%	10,516,369
2014	11.730417	11.964218	1.99%	11,030,611
2013	11.326218	11.730417	3.57%	11,730,063
2012	10.675245	11.326218	6.10%	13,583,715
2011	10.665062	10.675245	0.10%	9,227,830
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.562511	13.024332	3.68%	30,935
2019	11.179328	12.562511	12.37%	35,156
2018	12.181625	11.179328	-8.23%	38,174
2017	10.753745	12.181625	13.28%	31,467
2016	10.321485	10.753745	4.19%	32,233
2015	10.926615	10.321485	-5.54%	24,684
2014	10.825854	10.926615	0.93%	10,349
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.069077	13.848486	5.96%	267,787
2019	11.472669	13.069077	13.91%	285,578
2018	12.509431	11.472669	-8.29%	341,330
2017	10.759508	12.509431	16.26%	259,428
2016	10.263252	10.759508	4.84%	203,866
2015	10.931527	10.263252	-6.11%	219,694
2014	10.964383	10.931527	-0.30%	177,523
2013*	10.000000	10.964383	9.64%	321
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.870608	17.338733	9.25%	28,576,643
2019	13.610151	15.870608	16.61%	31,405,467
2018	14.842214	13.610151	-8.30%	35,181,996
2017	13.194055	14.842214	12.49%	39,101,386
2016	12.523394	13.194055	5.36%	41,940,160
2015	12.825049	12.523394	-2.35%	44,673,562
2014	12.426087	12.825049	3.21%	46,726,947
2013	10.686963	12.426087	16.27%	47,934,657
2012	9.636061	10.686963	10.91%	48,363,739
2011	9.995903	9.636061	-3.60%	40,932,591
108

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.674856	18.475870	10.80%	79,993
2019	13.821761	16.674856	20.64%	76,779
2018	15.475540	13.821761	-10.69%	84,886
2017	13.279313	15.475540	16.54%	112,798
2016	12.504478	13.279313	6.20%	350,966
2015	12.863113	12.504478	-2.79%	356,498
2014	12.463956	12.863113	3.20%	376,241
2013	10.161260	12.463956	22.66%	378,214
2012	8.984882	10.161260	13.09%	367,502
2011	9.549068	8.984882	-5.91%	190,121
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.698404	15.820996	7.64%	7,032,922
2019	13.028691	14.698404	12.82%	7,862,713
2018	13.861507	13.028691	-6.01%	8,891,443
2017	12.780176	13.861507	8.46%	9,892,121
2016	12.215391	12.780176	4.62%	10,639,401
2015	12.509532	12.215391	-2.35%	11,444,655
2014	12.177203	12.509532	2.73%	12,107,709
2013	11.091106	12.177203	9.79%	12,932,648
2012	10.211873	11.091106	8.61%	13,471,224
2011	10.374143	10.211873	-1.56%	10,810,880
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.747074	16.347407	3.81%	1,489,719
2019	14.183448	15.747074	11.02%	1,476,484
2018	17.045717	14.183448	-16.79%	1,467,111
2017	14.072567	17.045717	21.13%	1,532,927
2016	14.100165	14.072567	-0.20%	1,775,459
2015	14.866112	14.100165	-5.15%	1,759,680
2014	16.397851	14.866112	-9.34%	1,710,019
2013	13.833939	16.397851	18.53%	1,670,677
2012	11.723024	13.833939	18.01%	1,799,417
2011	13.562540	11.723024	-13.56%	1,449,144
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.750472	17.50%	490,429
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.525036	14.253249	5.38%	291,592
2019	12.606713	13.525036	7.28%	319,981
2018	12.862143	12.606713	-1.99%	357,507
2017	12.508297	12.862143	2.83%	355,836
2016	12.068542	12.508297	3.64%	354,063
2015	12.336118	12.068542	-2.17%	414,424
2014	11.939941	12.336118	3.32%	338,805
2013	12.360305	11.939941	-3.40%	312,089
2012	11.651623	12.360305	6.08%	288,100
2011	11.111502	11.651623	4.86%	197,114
109

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.425686	15.525291	7.62%	487,597
2019	13.336247	14.425686	8.17%	549,093
2018	13.712184	13.336247	-2.74%	623,238
2017	13.387989	13.712184	2.42%	664,491
2016	13.125979	13.387989	2.00%	663,359
2015	13.368004	13.125979	-1.81%	675,471
2014	12.913677	13.368004	3.52%	706,523
2013	13.357432	12.913677	-3.32%	657,819
2012	12.634477	13.357432	5.72%	601,293
2011	12.070481	12.634477	4.67%	481,308
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.619652	10.873829	2.39%	0
2019	10.094700	10.619652	5.20%	0
2018*	10.000000	10.094700	0.95%	2,586
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.900462	40.039290	11.53%	19,845
2019	29.652540	35.900462	21.07%	23,092
2018	36.487247	29.652540	-18.73%	27,540
2017	26.176121	36.487247	39.39%	48,360
2016	24.674670	26.176121	6.08%	56,844
2015	29.844449	24.674670	-17.32%	35,005
2014	32.075590	29.844449	-6.96%	42,129
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.552254	27.783540	4.64%	29,849
2019	23.445890	26.552254	13.25%	33,968
2018	24.490898	23.445890	-4.27%	43,789
2017	23.242121	24.490898	5.37%	61,082
2016	20.627332	23.242121	12.68%	82,963
2015	21.458525	20.627332	-3.87%	69,777
2014	21.200477	21.458525	1.22%	73,493
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2020	59.027968	61.804453	4.70%	36,016
2019	56.276697	59.027968	4.89%	45,368
2018	57.049401	56.276697	-1.35%	46,998
2017	56.618635	57.049401	0.76%	51,455
2016	56.940028	56.618635	-0.56%	62,126
2015	57.752811	56.940028	-1.41%	49,825
2014	55.956777	57.752811	3.21%	52,297
2013	59.090227	55.956777	-5.30%	48,176
2012	58.094578	59.090227	1.71%	48,626
2011	54.876337	58.094578	5.86%	32,697
110

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2020	59.184290	61.968130	4.70%	59,248
2019	56.425721	59.184290	4.89%	64,852
2018	57.200468	56.425721	-1.35%	76,476
2017	56.768565	57.200468	0.76%	79,002
2016	57.090816	56.768565	-0.56%	73,892
2015	57.905756	57.090816	-1.41%	77,806
2014	56.104961	57.905756	3.21%	82,066
2013	59.246711	56.104961	-5.30%	83,463
2012	58.248425	59.246711	1.71%	81,167
2011	55.021654	58.248425	5.86%	58,944
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	25.541676	25.271012	-1.06%	1,316,690
2019	25.425166	25.541676	0.46%	1,216,703
2018	25.408539	25.425166	0.07%	1,345,382
2017	25.634244	25.408539	-0.88%	1,274,244
2016	25.968963	25.634244	-1.29%	1,346,497
2015	26.310999	25.968963	-1.30%	1,249,976
2014	26.657539	26.310999	-1.30%	1,440,362
2013	27.008645	26.657539	-1.30%	1,462,454
2012	27.365352	27.008645	-1.30%	1,489,045
2011	27.724772	27.365352	-1.30%	990,847
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.496533	11.156262	6.29%	305,358
2019	8.943300	10.496533	17.37%	317,911
2018	10.636178	8.943300	-15.92%	385,789
2017	8.479950	10.636178	25.43%	360,831
2016	8.537229	8.479950	-0.67%	375,554
2015	8.937541	8.537229	-4.48%	388,361
2014	9.120905	8.937541	-2.01%	353,330
2013	7.860500	9.120905	16.03%	331,243
2012	6.911842	7.860500	13.73%	320,032
2011	7.780782	6.911842	-11.17%	287,810
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.837582	12.516395	5.73%	312,960
2019	9.895458	11.837582	19.63%	266,523
2018	11.675954	9.895458	-15.25%	282,379
2017	9.504772	11.675954	22.84%	329,419
2016	9.579509	9.504772	-0.78%	363,624
2015	9.842403	9.579509	-2.67%	358,084
2014	10.629783	9.842403	-7.41%	320,110
2013	8.899785	10.629783	19.44%	293,246
2012	7.628054	8.899785	16.67%	285,172
2011	8.867807	7.628054	-13.98%	221,884
111

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.255934	29.235945	11.35%	26,753
2019	21.499479	26.255934	22.12%	29,085
2018	23.900613	21.499479	-10.05%	33,003
2017	20.446358	23.900613	16.89%	35,290
2016	18.923306	20.446358	8.05%	29,901
2015	19.365849	18.923306	-2.29%	31,915
2014	18.689197	19.365849	3.62%	32,300
2013	14.880689	18.689197	25.59%	39,385
2012	13.008386	14.880689	14.39%	37,209
2011	13.718712	13.008386	-5.18%	12,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.835814	20.339659	7.98%	10,055,564
2019	16.545599	18.835814	13.84%	11,133,266
2018	17.619165	16.545599	-6.09%	12,622,662
2017	16.062681	17.619165	9.69%	14,202,932
2016	15.308822	16.062681	4.92%	15,231,148
2015	15.537445	15.308822	-1.47%	16,182,630
2014	15.051921	15.537445	3.23%	16,984,585
2013	13.445256	15.051921	11.95%	17,466,952
2012	12.453829	13.445256	7.96%	17,751,199
2011	12.506867	12.453829	-0.42%	13,568,627
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.945642	25.278722	10.17%	17,338,556
2019	19.382820	22.945642	18.38%	19,060,276
2018	20.998256	19.382820	-7.69%	21,142,278
2017	18.530018	20.998256	13.32%	23,071,616
2016	17.424857	18.530018	6.34%	24,187,642
2015	17.748766	17.424857	-1.82%	24,863,844
2014	17.091735	17.748766	3.84%	25,308,904
2013	14.491720	17.091735	17.94%	25,741,993
2012	13.080661	14.491720	10.79%	25,075,336
2011	13.377772	13.080661	-2.22%	20,423,031
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.778108	16.618746	5.33%	5,604,571
2019	14.594620	15.778108	8.11%	5,727,748
2018	15.059473	14.594620	-3.09%	6,607,735
2017	14.436880	15.059473	4.31%	7,508,800
2016	14.028384	14.436880	2.91%	8,439,818
2015	14.175624	14.028384	-1.04%	8,545,266
2014	13.824513	14.175624	2.54%	8,696,940
2013	13.361029	13.824513	3.47%	9,716,730
2012	12.871264	13.361029	3.81%	10,469,264
2011	12.669107	12.871264	1.60%	7,224,314
112

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.559351	12.961369	3.20%	55,080
2019	11.261028	12.559351	11.53%	38,447
2018	12.090316	11.261028	-6.86%	35,493
2017	10.741921	12.090316	12.55%	26,894
2016	10.295392	10.741921	4.34%	31,581
2015	10.780413	10.295392	-4.50%	44,142
2014	10.660597	10.780413	1.12%	29,607
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.150952	13.801360	4.95%	150,610
2019	11.561261	13.150952	13.75%	174,276
2018	12.469311	11.561261	-7.28%	209,449
2017	10.800929	12.469311	15.45%	196,991
2016	10.231625	10.800929	5.56%	182,469
2015	10.793271	10.231625	-5.20%	133,304
2014	10.749073	10.793271	0.41%	101,908
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.757603	23.696229	8.91%	13,367,908
2019	18.721954	21.757603	16.21%	14,699,470
2018	20.112294	18.721954	-6.91%	16,480,355
2017	18.043956	20.112294	11.46%	18,781,511
2016	17.062222	18.043956	5.75%	19,945,236
2015	17.344999	17.062222	-1.63%	21,231,516
2014	16.707801	17.344999	3.81%	22,025,135
2013	14.514442	16.707801	15.11%	22,747,363
2012	13.271179	14.514442	9.37%	23,589,152
2011	13.451045	13.271179	-1.34%	18,764,577
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.699720	27.384205	10.87%	56,069
2019	20.541262	24.699720	20.24%	54,797
2018	22.556159	20.541262	-8.93%	55,999
2017	19.585756	22.556159	15.17%	76,470
2016	18.291615	19.585756	7.08%	100,556
2015	18.668782	18.291615	-2.02%	108,531
2014	18.021349	18.668782	3.59%	110,867
2013	14.919941	18.021349	20.79%	105,016
2012	13.288387	14.919941	12.28%	103,971
2011	13.755584	13.288387	-3.40%	71,285
113

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.934030	20.286192	7.14%	4,391,949
2019	16.904197	18.934030	12.01%	4,924,698
2018	17.792058	16.904197	-4.99%	5,571,630
2017	16.505393	17.792058	7.80%	6,288,223
2016	15.819996	16.505393	4.33%	6,787,245
2015	16.033270	15.819996	-1.33%	7,276,109
2014	15.509387	16.033270	3.38%	7,734,276
2013	14.221146	15.509387	9.06%	8,020,750
2012	13.336642	14.221146	6.63%	8,697,444
2011	13.238865	13.336642	0.74%	6,512,723
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.473601	11.073939	5.73%	0
2019*	10.000000	10.473601	4.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.774452	12.310378	14.26%	0
2019*	10.000000	10.774452	7.74%	543
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.307764	29.886955	28.23%	138,358
2019	18.134675	23.307764	28.53%	171,914
2018	19.011865	18.134675	-4.61%	194,958
2017	14.830376	19.011865	28.20%	236,817
2016	14.732003	14.830376	0.67%	280,063
2015	14.473087	14.732003	1.79%	290,587
2014	13.312694	14.473087	8.72%	359,862
2013	10.034666	13.312694	32.67%	335,592
2012	8.754200	10.034666	14.63%	352,480
2011	9.165548	8.754200	-4.49%	284,977
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.156638	13.906517	5.70%	1,151,696
2019	11.204442	13.156638	17.42%	1,223,313
2018	11.927824	11.204442	-6.06%	907,420
2017	10.280032	11.927824	16.03%	696,531
2016	9.594931	10.280032	7.14%	249,296
2015	9.944781	9.594931	-3.52%	217,399
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.139071	15.985412	5.59%	0
2019	12.574287	15.139071	20.40%	4,152
2018	13.077557	12.574287	-3.85%	22,880
2017	10.887163	13.077557	20.12%	29,104
2016	10.023328	10.887163	8.62%	6,383
2015	10.140998	10.023328	-1.16%	6,383
2014*	10.000000	10.140998	1.41%	8,027
114

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.120613	45.766195	16.99%	209,912
2019	28.861167	39.120613	35.55%	271,195
2018	29.701051	28.861167	-2.83%	293,719
2017	23.681032	29.701051	25.42%	396,646
2016	23.220151	23.681032	1.98%	466,893
2015	22.443641	23.220151	3.46%	203,552
2014	20.945809	22.443641	7.15%	269,675
2013	15.571403	20.945809	34.51%	241,522
2012	13.322678	15.571403	16.88%	248,691
2011	13.843186	13.322678	-3.76%	240,465
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.180390	30.203158	0.08%	14,282
2019	24.137434	30.180390	25.04%	381,446
2018	27.015636	24.137434	-10.65%	413,537
2017	25.240682	27.015636	7.03%	490,923
2016	21.272530	25.240682	18.65%	502,161
2015	22.554556	21.272530	-5.68%	557,014
2014	20.232022	22.554556	11.48%	557,406
2013	15.567756	20.232022	29.96%	605,830
2012	13.782314	15.567756	12.95%	593,135
2011	13.895869	13.782314	-0.82%	499,233
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.803745	18.04%	1,416,410
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	38.764213	43.278095	11.64%	230,083
2019	31.256919	38.764213	24.02%	236,993
2018	35.739647	31.256919	-12.54%	260,017
2017	31.274224	35.739647	14.28%	305,726
2016	26.340668	31.274224	18.73%	366,775
2015	27.381525	26.340668	-3.80%	357,055
2014	25.353753	27.381525	8.00%	340,255
2013	19.306983	25.353753	31.32%	351,104
2012	16.652215	19.306983	15.94%	387,577
2011	17.311562	16.652215	-3.81%	305,015
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.843465	22.288431	-2.43%	133,102
2019	18.687973	22.843465	22.24%	129,916
2018	21.803904	18.687973	-14.29%	159,654
2017	19.404857	21.803904	12.36%	188,478
2016	16.718352	19.404857	16.07%	182,783
2015	17.441873	16.718352	-4.15%	199,486
2014	15.101350	17.441873	15.50%	201,067
2013	11.276879	15.101350	33.91%	202,048
2012	9.820513	11.276879	14.83%	199,695
2011	10.186047	9.820513	-3.59%	177,607
115

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.669840	46.696296	38.69%	38,381
2019	25.198722	33.669840	33.62%	48,808
2018	27.818148	25.198722	-9.42%	57,375
2017	22.610721	27.818148	23.03%	69,609
2016	21.199435	22.610721	6.66%	76,240
2015	21.365507	21.199435	-0.78%	91,896
2014	21.111083	21.365507	1.21%	73,952
2013	14.858613	21.111083	42.08%	78,229
2012	13.311867	14.858613	11.62%	82,521
2011	13.604002	13.311867	-2.15%	83,152
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.105625	39.472357	3.59%	49,458
2019	32.527733	38.105625	17.15%	47,796
2018	39.768314	32.527733	-18.21%	46,728
2017	37.047779	39.768314	7.34%	57,633
2016	29.880711	37.047779	23.99%	65,199
2015	32.306150	29.880711	-7.51%	63,969
2014	30.657604	32.306150	5.38%	67,351
2013	22.182797	30.657604	38.20%	65,315
2012	18.682235	22.182797	18.74%	65,707
2011	20.019528	18.682235	-6.68%	56,735
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.119650	48.450690	20.77%	51,498
2019	32.426685	40.119650	23.72%	53,002
2018	37.693760	32.426685	-13.97%	52,204
2017	33.735956	37.693760	11.73%	59,937
2016	27.891337	33.735956	20.95%	72,247
2015	28.804598	27.891337	-3.17%	79,249
2014	29.022648	28.804598	-0.75%	88,878
2013	20.921043	29.022648	38.72%	97,779
2012	18.396109	20.921043	13.73%	93,270
2011	19.786128	18.396109	-7.03%	84,033
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.994679	23.498621	11.93%	181,474
2019	16.606910	20.994679	26.42%	225,077
2018	17.713896	16.606910	-6.25%	255,810
2017	14.384844	17.713896	23.14%	298,636
2016	12.835420	14.384844	12.07%	328,343
2015	13.161469	12.835420	-2.48%	353,804
2014	12.513978	13.161469	5.17%	437,919
2013	8.833333	12.513978	41.67%	477,117
2012	7.660316	8.833333	15.31%	574,162
2011	8.784988	7.660316	-12.80%	467,362
116

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.845021	24.436760	11.86%	175,594
2019	17.559196	21.845021	24.41%	219,734
2018	18.902283	17.559196	-7.11%	243,477
2017	16.179428	18.902283	16.83%	304,193
2016	14.887031	16.179428	8.68%	340,416
2015	15.146489	14.887031	-1.71%	350,975
2014	13.886551	15.146489	9.07%	395,737
2013	10.154564	13.886551	36.75%	379,021
2012	9.237127	10.154564	9.93%	419,867
2011	9.674479	9.237127	-4.52%	426,894
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.831310	16.596778	-6.92%	43,104
2019	13.849618	17.831310	28.75%	54,895
2018	14.626461	13.849618	-5.31%	60,155
2017	13.960929	14.626461	4.77%	83,395
2016	13.197146	13.960929	5.79%	92,610
2015	14.173227	13.197146	-6.89%	106,795
2014	11.165751	14.173227	26.93%	310,234
2013	11.015389	11.165751	1.37%	177,299
2012	9.656214	11.015389	14.08%	151,285
2011	9.217325	9.656214	4.76%	115,533
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.749103	24.135179	16.32%	394,744
2019	16.067288	20.749103	29.14%	388,176
2018	17.114133	16.067288	-6.12%	451,160
2017	14.303136	17.114133	19.65%	543,445
2016	13.008544	14.303136	9.95%	437,187
2015	13.056769	13.008544	-0.37%	388,205
2014	11.698844	13.056769	11.61%	256,104
2013*	10.000000	11.698844	16.99%	107,627
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.755725	10.916543	1.50%	665,757
2019	10.469473	10.755725	2.73%	693,172
2018	10.521816	10.469473	-0.50%	777,967
2017	10.494294	10.521816	0.26%	913,987
2016	10.373648	10.494294	1.16%	830,712
2015	10.546244	10.373648	-1.64%	843,099
2014	10.632633	10.546244	-0.81%	740,432
2013	10.761332	10.632633	-1.20%	633,189
2012	10.532312	10.761332	2.17%	462,880
2011	10.533921	10.532312	-0.02%	273,637
117

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.669232	20.808571	17.77%	110,584
2019	14.326130	17.669232	23.34%	117,758
2018	16.373188	14.326130	-12.50%	122,611
2017	14.528012	16.373188	12.70%	172,075
2016	12.177331	14.528012	19.30%	136,517
2015	12.970958	12.177331	-6.12%	130,927
2014	12.569682	12.970958	3.19%	41,494
2013*	10.000000	12.569682	25.70%	16,298
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.284072	36.884903	58.41%	186,557
2019	17.239895	23.284072	35.06%	243,289
2018	18.792777	17.239895	-8.26%	267,964
2017	14.930349	18.792777	25.87%	318,688
2016	14.262772	14.930349	4.68%	340,808
2015	14.500762	14.262772	-1.64%	437,786
2014	14.164867	14.500762	2.37%	369,399
2013	10.354080	14.164867	36.80%	379,697
2012	9.150703	10.354080	13.15%	436,602
2011	9.702858	9.150703	-5.69%	353,919
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	23.108045	23.596291	2.11%	177,173
2019	22.579931	23.108045	2.34%	193,430
2018	22.647761	22.579931	-0.30%	216,907
2017	22.742550	22.647761	-0.42%	260,210
2016	22.763730	22.742550	-0.09%	233,080
2015	23.021249	22.763730	-1.12%	233,536
2014	23.183057	23.021249	-0.70%	276,421
2013	23.344417	23.183057	-0.69%	286,697
2012	22.611361	23.344417	3.24%	293,400
2011	22.842396	22.611361	-1.01%	247,423
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.974557	12.753513	6.51%	12,728
2019	10.857233	11.974557	10.29%	19,577
2018	11.634778	10.857233	-6.68%	19,605
2017	10.396674	11.634778	11.91%	15,347
2016	9.329288	10.396674	11.44%	12,390
2015	10.408498	9.329288	-10.37%	9,157
2014	10.497838	10.408498	-0.85%	12,290
2013	10.624494	10.497838	-1.19%	12,495
2012*	10.000000	10.624494	6.24%	4,857
118

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.364808	11.955126	5.19%	1,268
2019	10.042953	11.364808	13.16%	3,322
2018	10.691884	10.042953	-6.07%	5,421
2017	9.867279	10.691884	8.36%	22,535
2016	8.830153	9.867279	11.75%	19,719
2015	9.163182	8.830153	-3.63%	4,788
2014	9.155270	9.163182	0.09%	59,033
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.099198	13.215187	9.22%	33,132
2019	11.465432	12.099198	5.53%	40,558
2018	12.110606	11.465432	-5.33%	49,268
2017	11.080258	12.110606	9.30%	54,345
2016	10.909064	11.080258	1.57%	59,048
2015	11.907130	10.909064	-8.38%	104,584
2014	12.027758	11.907130	-1.00%	92,221
2013	13.042689	12.027758	-7.78%	232,993
2012	12.557857	13.042689	3.86%	76,856
2011	11.735153	12.557857	7.01%	51,990
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.617299	11.797600	1.55%	3,778,955
2019	11.325917	11.617299	2.57%	3,822,282
2018	11.448769	11.325917	-1.07%	4,447,948
2017	11.455698	11.448769	-0.06%	4,764,018
2016	11.456652	11.455698	-0.01%	4,855,246
2015	11.583367	11.456652	-1.09%	4,714,633
2014	11.648781	11.583367	-0.56%	4,705,797
2013	11.829684	11.648781	-1.53%	4,572,541
2012	11.334165	11.829684	4.37%	4,117,878
2011	11.368465	11.334165	-0.30%	2,850,658
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.363327	10.447536	0.81%	245,049
2019	10.224159	10.363327	1.36%	239,050
2018	10.213804	10.224159	0.10%	213,492
2017	10.114803	10.213804	0.98%	72,961
2016*	10.000000	10.114803	1.15%	21,014
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.680251	12.511904	7.12%	2,635,180
2019	10.932460	11.680251	6.84%	2,720,488
2018	11.148048	10.932460	-1.93%	3,311,548
2017	10.775420	11.148048	3.46%	3,281,398
2016	10.642012	10.775420	1.25%	3,266,975
2015	10.746116	10.642012	-0.97%	3,306,085
2014	10.452058	10.746116	2.81%	3,506,326
2013	10.811694	10.452058	-3.33%	3,641,439
2012	10.004024	10.811694	8.07%	3,348,016
2011*	10.000000	10.004024	0.04%	1,729,908
119

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	21.598420	23.896061	10.64%	2,105
2019	17.484904	21.598420	23.53%	2,075
2018	21.903042	17.484904	-20.17%	840
2017	17.530889	21.903042	24.94%	2,119
2016	18.207858	17.530889	-3.72%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.503863	35.04%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.093974	13.673633	4.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.398632	56.647547	27.59%	52,018
2019	34.971167	44.398632	26.96%	65,039
2018	35.133185	34.971167	-0.46%	69,062
2017	27.959682	35.133185	25.66%	95,254
2016	31.726679	27.959682	-11.87%	115,575
2015	28.580474	31.726679	11.01%	187,162
2014	22.066684	28.580474	29.52%	174,829
2013	14.854028	22.066684	48.56%	176,513
2012	11.488675	14.854028	29.29%	163,255
2011	10.544560	11.488675	8.95%	100,695
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.829420	6.836897	17.28%	138,230
2019	5.294856	5.829420	10.10%	107,591
2018	7.495412	5.294856	-29.36%	162,269
2017	7.746583	7.495412	-3.24%	203,252
2016	5.472537	7.746583	41.55%	115,574
2015	8.353783	5.472537	-34.49%	167,435
2014	10.494193	8.353783	-20.40%	184,170
2013	9.639938	10.494193	8.86%	227,635
2012*	10.000000	9.639938	-3.60%	75,013
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	30.202695	35.507375	17.56%	7,068
2019	27.353905	30.202695	10.41%	8,899
2018	38.643925	27.353905	-29.22%	10,200
2017	39.827798	38.643925	-2.97%	12,432
2016	28.077975	39.827798	41.85%	12,944
2015	42.745337	28.077975	-34.31%	16,676
2014	53.536208	42.745337	-20.16%	18,598
2013	49.072107	53.536208	9.10%	21,454
2012	48.091591	49.072107	2.04%	34,819
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.794517	10.489099	-2.83%	0
2019*	10.000000	10.794517	7.95%	0
120

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.248496	58.008873	55.73%	114,328
2019	30.232592	37.248496	23.21%	149,388
2018	30.237241	30.232592	-0.02%	159,901
2017	24.340346	30.237241	24.23%	219,877
2016	22.887061	24.340346	6.35%	245,693
2015	23.876779	22.887061	-4.15%	313,854
2014	24.654228	23.876779	-3.15%	333,337
2013	16.626985	24.654228	48.28%	252,006
2012	15.617243	16.626985	6.47%	292,717
2011	16.584886	15.617243	-5.83%	243,602
121

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.644987	12.981170	2.66%	176
2019	11.208026	12.644987	12.82%	162
2018	12.357828	11.208026	-9.30%	149
2017	11.040732	12.357828	11.93%	155
2016	10.909664	11.040732	1.20%	154
2015	11.290479	10.909664	-3.37%	141
2014	11.067087	11.290479	2.02%	62
2013	10.099288	11.067087	9.58%	61
2012*	10.000000	10.099288	0.99%	55
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.709290	8.714889	0.06%	0
2019	7.617208	8.709290	14.34%	0
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.152874	39.500945	0.89%	179
2019	33.354373	39.152874	17.38%	151
2018	40.227133	33.354373	-17.08%	145
2017	36.408893	40.227133	10.49%	479
2016	29.799540	36.408893	22.18%	562
2015	32.276721	29.799540	-7.67%	1,142
2014	30.261854	32.276721	6.66%	1,164
2013	22.458355	30.261854	34.75%	17,201
2012	19.364694	22.458355	15.98%	17,348
2011	21.645669	19.364694	-10.54%	32,547
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.715646	13.638081	7.25%	410
2019	11.926630	12.715646	6.62%	410
2018	12.537282	11.926630	-4.87%	1,136
2017	12.351936	12.537282	1.50%	1,136
2016	12.085906	12.351936	2.20%	1,136
2015	12.657600	12.085906	-4.52%	1,136
2014	12.516108	12.657600	1.13%	2,717
2013	13.969137	12.516108	-10.40%	3,737
2012	13.288066	13.969137	5.13%	11,238
2011	12.145743	13.288066	9.41%	18,894
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.795351	29.493367	-1.01%	0
2019	23.593780	29.795351	26.28%	0
2018	27.692468	23.593780	-14.80%	0
2017	25.374833	27.692468	9.13%	0
2016	21.119632	25.374833	20.15%	0
2015	21.918914	21.119632	-3.65%	2,392
2014	19.261251	21.918914	13.80%	2,392
2013	15.145649	19.261251	27.17%	3,000
2012	13.311218	15.145649	13.78%	3,023
2011	13.711769	13.311218	-2.92%	0
122

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	31.739719	31.331157	-1.29%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.351318	11.892214	4.77%	0
2019	10.094515	11.351318	12.45%	0
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.254532	10.896866	6.26%	0
2019	9.596670	10.254532	6.86%	0
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.237438	14.436068	1.40%	10,266
2019	11.409599	14.237438	24.78%	10,266
2018	12.589432	11.409599	-9.37%	2,349
2017	11.038366	12.589432	14.05%	2,349
2016	9.714392	11.038366	13.63%	2,349
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.751285	19.795763	18.17%	13,123
2019	14.530599	16.751285	15.28%	13,310
2018	16.061355	14.530599	-9.53%	14,088
2017	14.427148	16.061355	11.33%	14,022
2016	14.195594	14.427148	1.63%	14,024
2015	14.646763	14.195594	-3.08%	60,011
2014	14.677369	14.646763	-0.21%	63,308
2013	13.103201	14.677369	12.01%	68,672
2012	12.171792	13.103201	7.65%	28,427
2011	12.901996	12.171792	-5.66%	26,669
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.716259	13.425924	5.58%	630
2019	10.837279	12.716259	17.34%	597
2018	13.130826	10.837279	-17.47%	589
2017	11.658186	13.130826	12.63%	646
2016	10.336229	11.658186	12.79%	680
2015	10.830491	10.336229	-4.56%	17,419
2014*	10.000000	10.830491	8.30%	0
123

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	43.999632	47.657863	8.31%	173
2019	36.774684	43.999632	19.65%	148
2018	41.272688	36.774684	-10.90%	132
2017	37.503708	41.272688	10.05%	144
2016	30.467372	37.503708	23.09%	159
2015	31.863244	30.467372	-4.38%	1,668
2014	30.961078	31.863244	2.91%	1,949
2013	22.474371	30.961078	37.76%	2,285
2012	19.835131	22.474371	13.31%	2,337
2011	20.146375	19.835131	-1.54%	398
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.217594	40.585318	15.24%	518
2019	27.493199	35.217594	28.10%	537
2018	29.519423	27.493199	-6.86%	1,184
2017	24.874226	29.519423	18.67%	1,222
2016	22.797927	24.874226	9.11%	1,249
2015	23.086481	22.797927	-1.25%	6,681
2014	20.849501	23.086481	10.73%	7,210
2013	16.169811	20.849501	28.94%	7,084
2012	14.303996	16.169811	13.04%	6,423
2011	14.377214	14.303996	-0.51%	14,725
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.437498	37.973302	20.79%	0
2019	23.649499	31.437498	32.93%	0
2018	26.006995	23.649499	-9.06%	0
2017	20.914245	26.006995	24.35%	926
2016	19.846568	20.914245	5.38%	1,110
2015	20.837798	19.846568	-4.76%	21,066
2014	19.739772	20.837798	5.56%	21,034
2013	16.687695	19.739772	18.29%	42,174
2012	15.477413	16.687695	7.82%	42,167
2011	14.538119	15.477413	6.46%	35,420
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.883559	11.326996	4.07%	0
2019	9.540617	10.883559	14.08%	0
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.447949	15.751995	-4.23%	0
2019	13.154377	16.447949	25.04%	0
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
124

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.588293	10.573173	-0.14%	0
2019	10.100426	10.588293	4.83%	0
2018	10.327162	10.100426	-2.20%	4,800
2017	10.197053	10.327162	1.28%	4,800
2016	9.559951	10.197053	6.66%	4,800
2015	9.862874	9.559951	-3.07%	9,599
2014	10.017111	9.862874	-1.54%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.371712	13.289316	28.13%	0
2019	8.200226	10.371712	26.48%	0
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.820596	18.483125	9.88%	0
2019	14.843531	16.820596	13.32%	0
2018	15.838739	14.843531	-6.28%	0
2017	14.342129	15.838739	10.44%	0
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
2011	11.873459	11.574966	-2.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.376302	20.638904	12.31%	4,723
2019	15.657816	18.376302	17.36%	4,920
2018	17.030743	15.657816	-8.06%	5,199
2017	14.962036	17.030743	13.83%	5,399
2016	14.443940	14.962036	3.59%	8,559
2015	14.821828	14.443940	-2.55%	8,904
2014	14.474615	14.821828	2.40%	9,008
2013	12.785948	14.474615	13.21%	9,104
2012	11.551050	12.785948	10.69%	9,099
2011	11.946635	11.551050	-3.31%	1,406
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.271355	23.148732	14.19%	0
2019	16.683380	20.271355	21.51%	0
2018	18.536369	16.683380	-10.00%	0
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
125

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.411647	16.035398	19.56%	0
2019	11.037556	13.411647	21.51%	0
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.155939	51.198968	27.50%	0
2019	31.245223	40.155939	28.52%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.318603	8.094062	-34.29%	2,874
2019	11.457213	12.318603	7.52%	2,874
2018	15.557870	11.457213	-26.36%	2,874
2017	16.344257	15.557870	-4.81%	2,874
2016	12.504226	16.344257	30.71%	2,874
2015	16.117204	12.504226	-22.42%	32,112
2014	18.872608	16.117204	-14.60%	31,634
2013	15.527989	18.872608	21.54%	51,365
2012	15.144867	15.527989	2.53%	51,437
2011	16.317591	15.144867	-7.19%	43,143
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.505279	29.703987	4.21%	4,051
2019	22.907168	28.505279	24.44%	3,901
2018	25.585818	22.907168	-10.47%	3,993
2017	23.198359	25.585818	10.29%	4,065
2016	20.129717	23.198359	15.24%	4,170
2015	21.471624	20.129717	-6.25%	4,744
2014	20.217816	21.471624	6.20%	3,904
2013	16.155606	20.217816	25.14%	4,067
2012	14.098424	16.155606	14.59%	4,168
2011	14.306539	14.098424	-1.45%	11,020
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.432747	15.202651	5.33%	0
2019	11.368158	14.432747	26.96%	0
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
126

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.158620	56.437877	40.54%	5,065
2019	30.617218	40.158620	31.16%	5,443
2018	31.413591	30.617218	-2.54%	2,834
2017	23.799118	31.413591	31.99%	3,114
2016	24.175276	23.799118	-1.56%	3,388
2015	23.099004	24.175276	4.66%	2,438
2014	21.253794	23.099004	8.68%	1,261
2013	15.962768	21.253794	33.15%	25,194
2012	14.253099	15.962768	12.00%	22,541
2011	14.562929	14.253099	-2.13%	37,036
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.762858	14.708553	6.87%	1,961
2019	12.849635	13.762858	7.11%	1,997
2018	13.230944	12.849635	-2.88%	2,263
2017	12.995201	13.230944	1.81%	2,196
2016	12.704293	12.995201	2.29%	2,011
2015	13.088037	12.704293	-2.93%	2,023
2014	12.657694	13.088037	3.40%	2,632
2013	13.202218	12.657694	-4.12%	3,645
2012	12.770479	13.202218	3.38%	3,095
2011	12.186292	12.770479	4.79%	1,513
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.077505	49.708143	15.39%	502
2019	35.723508	43.077505	20.59%	505
2018	42.820145	35.723508	-16.57%	894
2017	36.284131	42.820145	18.01%	1,236
2016	33.112218	36.284131	9.58%	1,346
2015	34.382591	33.112218	-3.69%	2,473
2014	33.122328	34.382591	3.80%	4,112
2013	24.900640	33.122328	33.02%	4,100
2012	22.202713	24.900640	12.15%	4,269
2011	25.439024	22.202713	-12.72%	1,366
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.387643	28.665570	12.91%	246
2019	20.338794	25.387643	24.82%	255
2018	24.460845	20.338794	-16.85%	251
2017	19.220118	24.460845	27.27%	247
2016	20.723042	19.220118	-7.25%	265
2015	20.492118	20.723042	1.13%	685
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.205413	12.050043	-8.75%	0
2019	10.970913	13.205413	20.37%	0
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0
127

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.884435	15.189131	9.40%	0
2019	11.832401	13.884435	17.34%	0
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.608205	16.372198	-1.42%	8,255
2019	14.617081	16.608205	13.62%	8,255
2018	15.604021	14.617081	-6.32%	8,255
2017	14.532036	15.604021	7.38%	8,255
2016	13.017354	14.532036	11.64%	8,255
2015	14.305828	13.017354	-9.01%	9,479
2014	13.967963	14.305828	2.42%	9,479
2013	12.521814	13.967963	11.55%	9,109
2012	11.354426	12.521814	10.28%	5,610
2011	11.327373	11.354426	0.24%	3,816
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	39.875065	41.063282	2.98%	158
2019	32.236596	39.875065	23.70%	142
2018	37.799637	32.236596	-14.72%	146
2017	34.891526	37.799637	8.33%	355
2016	27.374044	34.891526	27.46%	399
2015	30.191621	27.374044	-9.33%	1,181
2014	30.664291	30.191621	-1.54%	1,148
2013	22.990371	30.664291	33.38%	1,134
2012	19.837005	22.990371	15.90%	1,228
2011	21.053389	19.837005	-5.78%	520
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.081020	8.420757	-7.27%	1,305
2019	9.092780	9.081020	-0.13%	1,305
2018	9.112346	9.092780	-0.21%	1,305
2017	9.131417	9.112346	-0.21%	1,305
2016	9.060502	9.131417	0.78%	1,305
2015	9.671224	9.060502	-6.31%	2,471
2014	9.700854	9.671224	-0.31%	3,062
128

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.313959	12.551267	1.93%	0
2019	11.236788	12.313959	9.59%	0
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.966226	10.412547	4.48%	0
2019	9.354726	9.966226	6.54%	0
2018*	10.000000	9.354726	-6.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.511993	10.000239	5.13%	0
2019	9.252187	9.511993	2.81%	0
2018	9.957046	9.252187	-7.08%	9,383
2017	9.809567	9.957046	1.50%	9,383
2016	10.068100	9.809567	-2.57%	9,383
2015	10.097385	10.068100	-0.29%	9,383
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.582873	45.83%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.112644	50.005871	24.66%	548
2019	31.169002	40.112644	28.69%	556
2018	36.765929	31.169002	-15.22%	562
2017	27.546915	36.765929	33.47%	557
2016	28.180468	27.546915	-2.25%	572
2015	27.765351	28.180468	1.50%	894
2014	27.789621	27.765351	-0.09%	846
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.863809	35.466313	11.31%	790
2019	24.706065	31.863809	28.97%	813
2018	27.462926	24.706065	-10.04%	853
2017	24.049417	27.462926	14.19%	882
2016	22.070227	24.049417	8.97%	954
2015	21.864353	22.070227	0.94%	1,868
2014	20.229362	21.864353	8.08%	5,916
2013	15.720688	20.229362	28.68%	6,312
2012	13.771324	15.720688	14.16%	6,486
2011	14.110498	13.771324	-2.40%	3,356
129

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.683108	16.726351	6.65%	408
2019	12.811761	15.683108	22.41%	391
2018	14.805622	12.811761	-13.47%	397
2017	13.189561	14.805622	12.25%	386
2016	11.904712	13.189561	10.79%	385
2015	12.703933	11.904712	-6.29%	391
2014	12.457051	12.703933	1.98%	166
2013	9.904825	12.457051	25.77%	1,985
2012*	10.000000	9.904825	-0.95%	167
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	42.332785	49.581845	17.12%	578
2019	34.281717	42.332785	23.49%	557
2018	39.147128	34.281717	-12.43%	523
2017	35.101577	39.147128	11.53%	670
2016	30.467967	35.101577	15.21%	757
2015	33.141181	30.467967	-8.07%	16,147
2014	30.318552	33.141181	9.31%	16,116
2013	22.022269	30.318552	37.67%	16,812
2012	19.117619	22.022269	15.19%	16,982
2011	20.003588	19.117619	-4.43%	1,254
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.549233	12.500906	18.50%	0
2019	8.421502	10.549233	25.27%	0
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.532735	18.431794	11.49%	4,218
2019	13.867274	16.532735	19.22%	4,216
2018	14.981312	13.867274	-7.44%	5,445
2017	12.937600	14.981312	15.80%	5,451
2016	13.562685	12.937600	-4.61%	5,455
2015	15.115308	13.562685	-10.27%	32,084
2014	16.297741	15.115308	-7.26%	35,052
2013	13.303702	16.297741	22.51%	35,805
2012	11.403036	13.303702	16.67%	34,332
2011	12.551668	11.403036	-9.15%	2,577
130

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.168397	13.668956	3.80%	616
2019	12.096854	13.168397	8.86%	605
2018	12.624780	12.096854	-4.18%	1,079
2017	12.087526	12.624780	4.44%	1,095
2016	10.626022	12.087526	13.75%	1,085
2015	11.609166	10.626022	-8.47%	1,875
2014	11.636539	11.609166	-0.24%	1,790
2013	10.756707	11.636539	8.18%	2,187
2012*	10.000000	10.756707	7.57%	2,213
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.160092	30.867375	45.88%	1,016
2019	15.668950	21.160092	35.04%	1,102
2018	16.016357	15.668950	-2.17%	1,080
2017	12.891506	16.016357	24.24%	1,187
2016	12.408419	12.891506	3.89%	1,253
2015	13.452185	12.408419	-7.76%	2,414
2014	12.738315	13.452185	5.60%	1,317
2013	10.013576	12.738315	27.21%	3,875
2012*	10.000000	10.013576	0.14%	2,427
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.189478	10.998164	7.94%	4,458
2019	9.524387	10.189478	6.98%	3,876
2018	9.856624	9.524387	-3.37%	3,943
2017	9.740863	9.856624	1.19%	3,403
2016	9.732986	9.740863	0.08%	3,045
2015*	10.000000	9.732986	-2.67%	2,933
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	51.135801	69.604569	36.12%	101
2019	38.167114	51.135801	33.98%	126
2018	38.331710	38.167114	-0.43%	134
2017	30.117230	38.331710	27.28%	158
2016	30.175337	30.117230	-0.19%	176
2015	27.535550	30.175337	9.59%	39,607
2014	25.930457	27.535550	6.19%	16,675
2013	20.236256	25.930457	28.14%	17,264
2012	16.689381	20.236256	21.25%	19,619
2011	18.318292	16.689381	-8.89%	429
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.893226	47.063807	47.57%	1,964
2019	22.494959	31.893226	41.78%	1,964
2018	22.773268	22.494959	-1.22%	124
2017	16.050898	22.773268	41.88%	124
2016	14.399596	16.050898	11.47%	3,654
2015	14.055504	14.399596	2.45%	17,486
2014	13.129661	14.055504	7.05%	13,956
2013	9.905487	13.129661	32.55%	13,832
2012*	10.000000	9.905487	-0.95%	12,783
131

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.512459	33.521953	13.59%	0
2019	23.791493	29.512459	24.05%	0
2018	28.640129	23.791493	-16.93%	0
2017	22.363430	28.640129	28.07%	0
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	1,564
2013	28.484938	31.869561	11.88%	1,480
2012	25.708882	28.484938	10.80%	1,475
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.760739	9.433852	-3.35%	0
2019	8.439087	9.760739	15.66%	0
2018	10.585609	8.439087	-20.28%	0
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.373407	10.909825	5.17%	0
2019	9.773931	10.373407	6.13%	0
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.391348	30.489032	42.53%	0
2019	15.466335	21.391348	38.31%	0
2018	16.076144	15.466335	-3.79%	0
2017	12.997400	16.076144	23.69%	0
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	2,504
2014	14.064242	12.736892	-9.44%	2,504
2013	10.172689	14.064242	38.25%	3,406
2012*	10.000000	10.172689	1.73%	1,776
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.686596	36.062161	1.05%	1,127
2019	28.146963	35.686596	26.79%	899
2018	32.076443	28.146963	-12.25%	875
2017	27.918863	32.076443	14.89%	817
2016	25.063313	27.918863	11.39%	857
2015	25.842325	25.063313	-3.01%	1,376
2014	23.952869	25.842325	7.89%	467
2013	18.043582	23.952869	32.75%	3,068
2012	15.905352	18.043582	13.44%	1,745
2011	16.321966	15.905352	-2.55%	0
132

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.799069	12.211085	13.08%	0
2019*	10.000000	10.799069	7.99%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.620262	24.266440	17.68%	1,769
2019	16.762409	20.620262	23.01%	1,822
2018	18.968719	16.762409	-11.63%	1,830
2017	15.277072	18.968719	24.16%	2,536
2016	15.026600	15.277072	1.67%	2,690
2015	14.436485	15.026600	4.09%	16,286
2014	14.580986	14.436485	-0.99%	3,697
2013	11.668920	14.580986	24.96%	8,008
2012	10.281748	11.668920	13.49%	7,916
2011	10.691901	10.281748	-3.84%	12,427
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.250507	32.51%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.561331	35.61%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.452891	11.051332	-3.51%	0
2019	9.148955	11.452891	25.18%	0
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.379389	22.772040	11.74%	2,872
2019	16.787329	20.379389	21.40%	2,994
2018	18.476441	16.787329	-9.14%	3,666
2017	16.058345	18.476441	15.06%	3,990
2016	14.775883	16.058345	8.68%	4,186
2015	16.258144	14.775883	-9.12%	4,494
2014	16.956943	16.258144	-4.12%	6,025
2013	13.129492	16.956943	29.15%	5,847
2012	10.937073	13.129492	20.05%	6,193
2011	11.273901	10.937073	-2.99%	4,794
133

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.433416	18.350865	47.59%	341
2019	9.560578	12.433416	30.05%	4,591
2018	11.720764	9.560578	-18.43%	4,856
2017	9.536194	11.720764	22.91%	4,337
2016	9.987045	9.536194	-4.51%	4,362
2015	10.268527	9.987045	-2.74%	4,764
2014	10.632574	10.268527	-3.42%	5,101
2013	8.969949	10.632574	18.54%	0
2013	8.969949	10.632574	18.54%	4,928
2012	7.931754	8.969949	13.09%	4,914
2011	8.964302	7.931754	-11.52%	4,753
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.998385	19.734452	9.65%	111,290
2019	15.221069	17.998385	18.25%	122,872
2018	16.364238	15.221069	-6.99%	134,027
2017	14.434525	16.364238	13.37%	139,190
2016	13.525972	14.434525	6.72%	158,466
2015	13.681474	13.525972	-1.14%	191,648
2014	13.310690	13.681474	2.79%	210,727
2013	11.028213	13.310690	20.70%	220,943
2012	9.735254	11.028213	13.28%	221,646
2011	9.852092	9.735254	-1.19%	102,708
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.252815	12.030700	6.91%	46,463
2019	10.546731	11.252815	6.69%	56,896
2018	10.891119	10.546731	-3.16%	47,224
2017	10.777935	10.891119	1.05%	49,426
2016	10.724241	10.777935	0.50%	61,062
2015	10.979650	10.724241	-2.33%	94,227
2014	10.683291	10.979650	2.77%	95,980
2013	11.200755	10.683291	-4.62%	96,319
2012	10.900226	11.200755	2.76%	84,805
2011	10.530616	10.900226	3.51%	16,252
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.209857	28.251464	27.20%	2,603
2019	16.832134	22.209857	31.95%	2,947
2018	18.984142	16.832134	-11.34%	2,981
2017	14.805268	18.984142	28.23%	3,362
2016	15.093694	14.805268	-1.91%	3,644
2015	14.470660	15.093694	4.31%	49,524
2014	14.514649	14.470660	-0.30%	46,547
2013	11.524943	14.514649	25.94%	77,645
2012	9.642894	11.524943	19.52%	79,827
2011	10.860433	9.642894	-11.21%	51,769
134

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.893324	35.438018	48.32%	400
2019	18.732446	23.893324	27.55%	1,689
2018	19.263039	18.732446	-2.75%	2,781
2017	15.395409	19.263039	25.12%	2,832
2016	14.417891	15.395409	6.78%	1,604
2015	13.837801	14.417891	4.19%	1,651
2014	13.079528	13.837801	5.80%	3,288
2013	10.307778	13.079528	26.89%	3,433
2012	8.968657	10.307778	14.93%	3,635
2011	9.611252	8.968657	-6.69%	2,724
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.171476	21.223493	10.70%	27,229
2019	15.582979	19.171476	23.03%	35,636
2018	16.274784	15.582979	-4.25%	28,151
2017	13.633401	16.274784	19.37%	33,844
2016	12.535173	13.633401	8.76%	51,419
2015	12.666441	12.535173	-1.04%	82,557
2014	11.737675	12.666441	7.91%	91,369
2013	9.016676	11.737675	30.18%	98,998
2012	7.868002	9.016676	14.60%	111,105
2011	8.220211	7.868002	-4.28%	23,185
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.295547	15.582293	1.87%	754
2019	14.311442	15.295547	6.88%	745
2018	14.971224	14.311442	-4.41%	842
2017	14.380930	14.971224	4.10%	2,526
2016	13.519510	14.380930	6.37%	2,522
2015	14.220555	13.519510	-4.93%	2,595
2014	13.982557	14.220555	1.70%	1,745
2013	14.444925	13.982557	-3.20%	6,913
2012	13.145245	14.444925	9.89%	1,552
2011	12.720750	13.145245	3.34%	6,950
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.061386	34.543518	7.74%	342
2019	25.382468	32.061386	26.31%	370
2018	26.002203	25.382468	-2.38%	426
2017	22.086735	26.002203	17.73%	515
2016	20.294666	22.086735	8.83%	552
2015	20.593711	20.294666	-1.45%	585
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
135

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.724672	32.098077	1.18%	2,316
2019	25.514619	31.724672	24.34%	2,316
2018	28.166348	25.514619	-9.41%	2,316
2017	24.444797	28.166348	15.22%	2,316
2016	21.235775	24.444797	15.11%	2,316
2015	23.203218	21.235775	-8.48%	2,316
2014	21.758697	23.203218	6.64%	1,442
2013	16.426574	21.758697	32.46%	3,075
2012	14.199541	16.426574	15.68%	1,384
2011	14.882969	14.199541	-4.59%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.894942	12.217781	12.14%	0
2019	9.681676	10.894942	12.53%	0
2018	10.805934	9.681676	-10.40%	0
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.436757	17.010658	10.20%	0
2019	12.720068	15.436757	21.36%	0
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.853193	14.875135	7.38%	14,066
2019	12.179739	13.853193	13.74%	14,522
2018	13.269685	12.179739	-8.21%	41,968
2017	12.095767	13.269685	9.71%	43,044
2016	11.643302	12.095767	3.89%	44,667
2015	12.020417	11.643302	-3.14%	46,692
2014	11.772357	12.020417	2.11%	48,968
2013	10.487632	11.772357	12.25%	49,605
2012	9.646172	10.487632	8.72%	52,932
2011	9.986977	9.646172	-3.41%	43,433
136

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.919083	16.280638	9.13%	53,515
2019	12.673830	14.919083	17.72%	54,640
2018	14.097627	12.673830	-10.10%	60,324
2017	12.433854	14.097627	13.38%	62,617
2016	11.833410	12.433854	5.07%	64,309
2015	12.250041	11.833410	-3.40%	70,186
2014	11.951410	12.250041	2.50%	87,183
2013	10.068560	11.951410	18.70%	91,921
2012	9.050311	10.068560	11.25%	122,242
2011	9.574150	9.050311	-5.47%	74,129
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.132844	12.779965	5.33%	7,225
2019	11.198174	12.132844	8.35%	7,418
2018	11.745729	11.198174	-4.66%	7,537
2017	11.279754	11.745729	4.13%	7,821
2016	11.013008	11.279754	2.42%	8,255
2015	11.332415	11.013008	-2.82%	4,791
2014	11.201751	11.332415	1.17%	5,684
2013	10.904150	11.201751	2.73%	5,736
2012	10.361633	10.904150	5.24%	5,605
2011	10.436119	10.361633	-0.71%	2,814
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.898952	12.236397	2.84%	0
2019	10.675339	11.898952	11.46%	0
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.378715	13.010650	5.11%	0
2019	10.955412	12.378715	12.99%	0
2018	12.043653	10.955412	-9.04%	0
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
137

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.433080	15.640448	8.37%	35,809
2019	12.478483	14.433080	15.66%	37,820
2018	13.719987	12.478483	-9.05%	50,714
2017	12.295793	13.719987	11.58%	53,368
2016	11.765889	12.295793	4.50%	59,646
2015	12.147767	11.765889	-3.14%	63,776
2014	11.866058	12.147767	2.37%	208,253
2013	10.288671	11.866058	15.33%	208,342
2012	9.352918	10.288671	10.00%	213,430
2011	9.781278	9.352918	-4.38%	152,179
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.164330	16.666030	9.90%	0
2019	12.672378	15.164330	19.66%	0
2018	14.305303	12.672378	-11.41%	0
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.367054	14.271376	6.77%	23,463
2019	11.945377	13.367054	11.90%	24,671
2018	12.813410	11.945377	-6.77%	35,099
2017	11.910091	12.813410	7.58%	36,434
2016	11.476508	11.910091	3.78%	38,088
2015	11.848909	11.476508	-3.14%	40,012
2014	11.628374	11.848909	1.90%	41,566
2013	10.677747	11.628374	8.90%	42,640
2012	9.911812	10.677747	7.73%	43,376
2011	10.151402	9.911812	-2.36%	30,717
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.437499	14.866444	2.97%	3,911
2019	13.110174	14.437499	10.12%	3,397
2018	15.885432	13.110174	-17.47%	3,071
2017	13.221437	15.885432	20.15%	3,418
2016	13.355354	13.221437	-1.00%	3,708
2015	14.195994	13.355354	-5.92%	3,543
2014	15.786737	14.195994	-10.08%	3,412
2013	13.427157	15.786737	17.57%	3,230
2012	11.471486	13.427157	17.05%	3,373
2011	13.379897	11.471486	-14.26%	4,444
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.730680	17.31%	493
138

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.300090	12.857312	4.53%	1,947
2019	11.558611	12.300090	6.41%	1,947
2018	11.889720	11.558611	-2.78%	1,947
2017	11.656840	11.889720	2.00%	1,947
2016	11.338656	11.656840	2.81%	1,947
2015	11.684768	11.338656	-2.96%	1,947
2014	11.401917	11.684768	2.48%	1,947
2013	11.899810	11.401917	-4.18%	1,947
2012	11.309423	11.899810	5.22%	1,947
2011	10.873028	11.309423	4.01%	18,482
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.119225	14.004833	6.75%	0
2019	12.227538	13.119225	7.29%	0
2018	12.675526	12.227538	-3.53%	0
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.476432	10.640240	1.56%	0
2019	10.039934	10.476432	4.35%	0
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.661018	36.130995	10.62%	0
2019	27.197282	32.661018	20.09%	0
2018	33.741448	27.197282	-19.40%	351
2017	24.403185	33.741448	38.27%	351
2016	23.190795	24.403185	5.23%	351
2015	28.279190	23.190795	-17.99%	19,155
2014	30.641852	28.279190	-7.71%	24,750
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.299447	23.144369	3.79%	0
2019	19.851464	22.299447	12.33%	0
2018	20.906675	19.851464	-5.05%	5,619
2017	20.002296	20.906675	4.52%	5,619
2016	17.896590	20.002296	11.77%	5,619
2015	18.769942	17.896590	-4.65%	12,710
2014	18.695763	18.769942	0.40%	7,985
139

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.807559	12.262772	3.86%	719
2019	11.349180	11.807559	4.04%	719
2018	11.599537	11.349180	-2.16%	719
2017	11.605754	11.599537	-0.05%	719
2016	11.766749	11.605754	-1.37%	719
2015	12.032256	11.766749	-2.21%	719
2014	11.753335	12.032256	2.37%	719
2013	12.512938	11.753335	-6.07%	719
2012	12.402888	12.512938	0.89%	719
2011	11.811251	12.402888	5.01%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.424194	8.267362	-1.86%	3,487
2019	8.454297	8.424194	-0.36%	8,299
2018	8.518196	8.454297	-0.75%	8,691
2017	8.663894	8.518196	-1.68%	11,074
2016	8.848554	8.663894	-2.09%	10,948
2015	9.038357	8.848554	-2.10%	11,539
2014	9.232234	9.038357	-2.10%	7,541
2013	9.430266	9.232234	-2.10%	7,196
2012	9.633102	9.430266	-2.11%	18,958
2011	9.839155	9.633102	-2.09%	55,680
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.545587	10.063304	5.42%	0
2019	8.199512	9.545587	16.42%	0
2018	9.831802	8.199512	-16.60%	0
2017	7.902450	9.831802	24.41%	0
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.591024	11.107602	4.88%	716
2019	8.925745	10.591024	18.66%	713
2018	10.618377	8.925745	-15.94%	742
2017	8.714238	10.618377	21.85%	775
2016	8.854338	8.714238	-1.58%	828
2015	9.171695	8.854338	-3.46%	817
2014	9.986411	9.171695	-8.16%	666
2013	8.429405	9.986411	18.47%	615
2012	7.284044	8.429405	15.72%	634
2011	8.537033	7.284044	-14.68%	1,732
140

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.403056	32.474933	10.45%	0
2019	24.273171	29.403056	21.13%	0
2018	27.205952	24.273171	-10.78%	0
2017	23.463521	27.205952	15.95%	0
2016	21.892629	23.463521	7.18%	0
2015	22.587732	21.892629	-3.08%	0
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	0
2012	15.547767	17.641099	13.46%	0
2011	16.530524	15.547767	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.269708	18.497405	7.11%	9,087
2019	15.293852	17.269708	12.92%	9,083
2018	16.420068	15.293852	-6.86%	21,245
2017	15.091454	16.420068	8.80%	21,872
2016	14.500350	15.091454	4.08%	22,933
2015	14.837165	14.500350	-2.27%	24,374
2014	14.490979	14.837165	2.39%	25,355
2013	13.049928	14.490979	11.04%	25,382
2012	12.186662	13.049928	7.08%	23,614
2011	12.338344	12.186662	-1.23%	19,724
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.037957	22.989259	9.28%	48,332
2019	17.916533	21.037957	17.42%	49,134
2018	19.569339	17.916533	-8.45%	53,397
2017	17.409706	19.569339	12.40%	55,123
2016	16.504731	17.409706	5.48%	56,509
2015	16.948937	16.504731	-2.62%	58,523
2014	16.454880	16.948937	3.00%	56,763
2013	14.065705	16.454880	16.99%	54,312
2012	12.800099	14.065705	9.89%	53,682
2011	13.197581	12.800099	-3.01%	38,414
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.002830	14.629366	4.47%	7,579
2019	13.058321	14.002830	7.23%	7,741
2018	13.584982	13.058321	-3.88%	7,961
2017	13.129456	13.584982	3.47%	8,329
2016	12.861902	13.129456	2.08%	8,934
2015	13.103123	12.861902	-1.84%	5,577
2014	12.882997	13.103123	1.71%	5,683
2013	12.552822	12.882997	2.63%	5,688
2012	12.191753	12.552822	2.96%	11,493
2011	12.098070	12.191753	0.77%	2,855
141

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.895953	12.177242	2.36%	0
2019	10.753355	11.895953	10.63%	0
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.456308	12.966428	4.10%	0
2019	11.040060	12.456308	12.83%	0
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.718450	23.461912	8.03%	24,329
2019	18.840932	21.718450	15.27%	24,781
2018	20.406487	18.840932	-7.67%	33,979
2017	18.457007	20.406487	10.56%	35,096
2016	17.594988	18.457007	4.90%	36,393
2015	18.032786	17.594988	-2.43%	38,015
2014	17.512259	18.032786	2.97%	45,741
2013	15.337575	17.512259	14.18%	46,445
2012	14.138667	15.337575	8.48%	47,343
2011	14.447136	14.138667	-2.14%	25,158
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.272276	28.891619	9.97%	0
2019	22.027555	26.272276	19.27%	0
2018	24.387125	22.027555	-9.68%	0
2017	21.348068	24.387125	14.24%	0
2016	20.099911	21.348068	6.21%	0
2015	20.682040	20.099911	-2.81%	0
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	0
2012	15.085484	16.800084	11.37%	0
2011	15.743222	15.085484	-4.18%	0
142

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.730494	18.842764	6.27%	6,299
2019	15.959013	17.730494	11.10%	6,486
2018	16.935291	15.959013	-5.76%	6,716
2017	15.838568	16.935291	6.92%	7,110
2016	15.304545	15.838568	3.49%	13,039
2015	15.637618	15.304545	-2.13%	13,875
2014	15.250271	15.637618	2.54%	14,301
2013	14.097796	15.250271	8.17%	14,415
2012	13.329259	14.097796	5.77%	9,218
2011	13.339394	13.329259	-0.08%	5,147
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.416779	10.924624	4.88%	0
2019*	10.000000	10.416779	4.17%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.715972	12.144368	13.33%	0
2019*	10.000000	10.715972	7.16%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.196572	26.959700	27.19%	3,264
2019	16.626792	21.196572	27.48%	10,897
2018	17.574365	16.626792	-5.39%	11,022
2017	13.820636	17.574365	27.16%	12,035
2016	13.840824	13.820636	-0.15%	12,373
2015	13.708690	13.840824	0.96%	12,684
2014	12.712618	13.708690	7.84%	13,305
2013	9.660589	12.712618	31.59%	13,891
2012	8.496867	9.660589	13.70%	13,794
2011	8.968663	8.496867	-5.26%	14,536
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.584306	13.193744	4.84%	0
2019	10.804585	12.584306	16.47%	0
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.480471	15.166079	4.73%	0
2019	12.125524	14.480471	19.42%	0
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
143

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.868523	41.621670	16.04%	177
2019	26.678079	35.868523	34.45%	203
2018	27.680130	26.678079	-3.62%	223
2017	22.249393	27.680130	24.41%	1,526
2016	21.994125	22.249393	1.16%	1,815
2015	21.432335	21.994125	2.62%	1,041
2014	20.165435	21.432335	6.28%	3,241
2013	15.113690	20.165435	33.42%	3,425
2012	13.036939	15.113690	15.93%	3,637
2011	13.656746	13.036939	-4.54%	1,502
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.671305	27.467598	-0.74%	0
2019	22.311475	27.671305	24.02%	74
2018	25.177275	22.311475	-11.38%	76
2017	23.714716	25.177275	6.17%	76
2016	20.149278	23.714716	17.70%	71
2015	21.538248	20.149278	-6.45%	77
2014	19.478221	21.538248	10.58%	33
2013	15.110100	19.478221	28.91%	35
2012	13.486709	15.110100	12.04%	36
2011	13.708726	13.486709	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.774724	17.75%	1,245
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.986267	47.602840	10.74%	71
2019	34.944499	42.986267	23.01%	598
2018	40.284670	34.944499	-13.26%	623
2017	35.538473	40.284670	13.36%	636
2016	30.175994	35.538473	17.77%	94
2015	31.624771	30.175994	-4.58%	804
2014	29.522061	31.624771	7.12%	939
2013	22.664722	29.522061	30.26%	16,472
2012	19.708343	22.664722	15.00%	16,503
2011	20.655840	19.708343	-4.59%	26,645
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.774135	20.105005	-3.22%	409
2019	17.133925	20.774135	21.25%	2,387
2018	20.155167	17.133925	-14.99%	2,390
2017	18.083617	20.155167	11.46%	2,365
2016	15.706927	18.083617	15.13%	2,335
2015	16.520612	15.706927	-4.93%	2,726
2014	14.420566	16.520612	14.56%	2,885
2013	10.856424	14.420566	32.83%	3,060
2012	9.531795	10.856424	13.90%	3,344
2011	9.967239	9.531795	-4.37%	3,381
144

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	31.734474	43.655743	37.57%	51
2019	23.944300	31.734474	32.53%	64
2018	26.650753	23.944300	-10.16%	73
2017	21.838250	26.650753	22.04%	71
2016	20.642024	21.838250	5.80%	77
2015	20.973774	20.642024	-1.58%	75
2014	20.893389	20.973774	0.38%	34
2013	14.825411	20.893389	40.93%	22,765
2012	13.390907	14.825411	10.71%	22,770
2011	13.796402	13.390907	-2.94%	38,560
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	35.725531	36.707007	2.75%	694
2019	30.745213	35.725531	16.20%	1,693
2018	37.898214	30.745213	-18.87%	1,574
2017	35.593238	37.898214	6.48%	1,552
2016	28.941373	35.593238	22.98%	1,574
2015	31.546364	28.941373	-8.26%	1,729
2014	30.181215	31.546364	4.52%	1,905
2013	22.016351	30.181215	37.09%	1,864
2012	18.693871	22.016351	17.77%	2,011
2011	20.195437	18.693871	-7.44%	1,646
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.182008	44.539236	19.79%	200
2019	30.297870	37.182008	22.72%	1,193
2018	35.508861	30.297870	-14.68%	1,132
2017	32.039348	35.508861	10.83%	1,188
2016	26.704411	32.039348	19.98%	1,214
2015	27.804245	26.704411	-3.96%	1,244
2014	28.243703	27.804245	-1.56%	1,037
2013	20.525741	28.243703	37.60%	959
2012	18.196320	20.525741	12.80%	1,011
2011	19.730922	18.196320	-7.78%	1,032
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.092609	21.196494	11.02%	363
2019	15.225735	19.092609	25.40%	389
2018	16.374200	15.225735	-7.01%	425
2017	13.405191	16.374200	22.15%	509
2016	12.058722	13.405191	11.17%	622
2015	12.466092	12.058722	-3.27%	1,077
2014	11.949694	12.466092	4.32%	1,769
2013	8.503886	11.949694	40.52%	1,905
2012	7.435009	8.503886	14.38%	2,298
2011	8.596188	7.435009	-13.51%	2,332
145

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.866085	22.042912	10.96%	826
2019	16.098965	19.866085	23.40%	895
2018	17.472844	16.098965	-7.86%	939
2017	15.077691	17.472844	15.89%	1,046
2016	13.986333	15.077691	7.80%	1,189
2015	14.346379	13.986333	-2.51%	1,327
2014	13.260465	14.346379	8.19%	1,414
2013	9.775903	13.260465	35.64%	1,604
2012	8.965523	9.775903	9.04%	1,922
2011	9.466608	8.965523	-5.29%	2,030
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.215706	14.970539	-7.68%	4,583
2019	12.697641	16.215706	27.71%	6,343
2018	13.520128	12.697641	-6.08%	3,188
2017	13.010033	13.520128	3.92%	3,011
2016	12.398394	13.010033	4.93%	2,683
2015	13.424239	12.398394	-7.64%	2,811
2014	10.662014	13.424239	25.91%	3,888
2013	10.604401	10.662014	0.54%	3,708
2012	9.372044	10.604401	13.15%	9,560
2011	9.019006	9.372044	3.91%	11,567
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.653319	22.675334	15.38%	1,869
2019	15.343061	19.653319	28.09%	2,007
2018	16.477078	15.343061	-6.88%	2,097
2017	13.882846	16.477078	18.69%	2,372
2016	12.729155	13.882846	9.06%	2,512
2015	12.880755	12.729155	-1.18%	2,694
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.781451	9.847232	0.67%	1,533
2019	9.598924	9.781451	1.90%	1,406
2018	9.726190	9.598924	-1.31%	1,467
2017	9.779813	9.726190	-0.55%	3,940
2016	9.746170	9.779813	0.35%	3,810
2015	9.989310	9.746170	-2.43%	3,645
2014	10.153430	9.989310	-1.62%	2,490
2013	10.360309	10.153430	-2.00%	5,946
2012	10.222898	10.360309	1.34%	2,131
2011	10.307783	10.222898	-0.82%	1,955
146

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.735913	19.549757	16.81%	5,218
2019	13.680263	16.735913	22.34%	6,564
2018	15.763633	13.680263	-13.22%	3,417
2017	14.101088	15.763633	11.79%	3,426
2016	11.915751	14.101088	18.34%	2,011
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.174720	33.271878	57.13%	3,844
2019	15.806187	21.174720	33.96%	5,553
2018	17.371638	15.806187	-9.01%	3,646
2017	13.913676	17.371638	24.85%	3,839
2016	13.399857	13.913676	3.83%	3,885
2015	13.734813	13.399857	-2.44%	1,891
2014	13.526317	13.734813	1.54%	2,097
2013	9.968046	13.526317	35.70%	1,991
2012	8.881687	9.968046	12.23%	6,302
2011	9.494444	8.881687	-6.45%	2,020
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.351334	9.471523	1.29%	225
2019	9.212286	9.351334	1.51%	223
2018	9.315879	9.212286	-1.11%	244
2017	9.431108	9.315879	-1.22%	245
2016	9.516823	9.431108	-0.90%	239
2015	9.703145	9.516823	-1.92%	239
2014	9.851201	9.703145	-1.50%	254
2013	10.000830	9.851201	-1.50%	255
2012	9.766160	10.000830	2.40%	243
2011	9.946344	9.766160	-1.81%	3,099
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.250249	11.884989	5.64%	193
2019	10.283854	11.250249	9.40%	182
2018	11.110915	10.283854	-7.44%	9,919
2017	10.009415	11.110915	11.00%	9,932
2016	9.054938	10.009415	10.54%	9,930
2015	10.185033	9.054938	-11.10%	11,263
2014	10.356420	10.185033	-1.65%	50,195
2013	10.567028	10.356420	-1.99%	51,632
2012*	10.000000	10.567028	5.67%	51,674
147

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.764225	11.231567	4.34%	0
2019	9.589949	10.764225	12.24%	0
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.093032	12.018000	8.34%	6,080
2019	10.597866	11.093032	4.67%	6,080
2018	11.286190	10.597866	-6.10%	6,080
2017	10.410114	11.286190	8.42%	6,080
2016	10.332793	10.410114	0.75%	6,080
2015	11.370305	10.332793	-9.12%	6,080
2014	11.579356	11.370305	-1.81%	6,080
2013	12.659052	11.579356	-8.53%	6,080
2012	12.288357	12.659052	3.02%	12,276
2011	11.576880	12.288357	6.15%	20,826
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.651197	10.728838	0.73%	11,378
2019	10.468896	10.651197	1.74%	11,043
2018	10.669394	10.468896	-1.88%	11,585
2017	10.762842	10.669394	-0.87%	11,383
2016	10.851466	10.762842	-0.82%	10,846
2015	11.061140	10.851466	-1.90%	11,599
2014	11.214499	11.061140	-1.37%	12,315
2013	11.481716	11.214499	-2.33%	13,035
2012	11.090916	11.481716	3.52%	22,070
2011	11.215134	11.090916	-1.11%	18,154
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.058192	10.057735	0.00%	0
2019	10.004209	10.058192	0.54%	0
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.884855	11.565374	6.25%	12,139
2019	10.271245	10.884855	5.97%	12,351
2018	10.559840	10.271245	-2.73%	18,418
2017	10.290055	10.559840	2.62%	21,588
2016	10.245476	10.290055	0.44%	21,165
2015	10.430246	10.245476	-1.77%	28,487
2014	10.227743	10.430246	1.98%	25,878
2013	10.666107	10.227743	-4.11%	25,977
2012	9.950190	10.666107	7.20%	29,198
2011*	10.000000	9.950190	-0.50%	20,473
148

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.858229	20.695256	9.74%	0
2019	15.391317	18.858229	22.53%	0
2018	19.439069	15.391317	-20.82%	0
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.430998	34.31%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.812715	13.271440	3.58%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.041682	51.940299	26.55%	277
2019	32.591174	41.041682	25.93%	1,950
2018	33.011409	32.591174	-1.27%	2,032
2017	26.485092	33.011409	24.64%	2,052
2016	30.298435	26.485092	-12.59%	2,064
2015	27.516881	30.298435	10.11%	18,347
2014	21.418935	27.516881	28.47%	10,659
2013	14.535657	21.418935	47.35%	11,026
2012	11.334453	14.535657	28.24%	11,199
2011	10.487823	11.334453	8.07%	10,152
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.476534	6.370977	16.33%	847
2019	5.014977	5.476534	9.20%	869
2018	7.157643	5.014977	-29.94%	815
2017	7.457756	7.157643	-4.02%	721
2016	5.311412	7.457756	40.41%	657
2015	8.174268	5.311412	-35.02%	35,308
2014	10.352783	8.174268	-21.04%	47,068
2013	9.587752	10.352783	7.98%	46,317
2012*	10.000000	9.587752	-4.12%	34,873
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.629401	6.564489	16.61%	226
2019	5.140071	5.629401	9.52%	226
2018	7.321348	5.140071	-29.79%	226
2017	7.607117	7.321348	-3.76%	226
2016	5.406589	7.607117	40.70%	226
2015	8.298338	5.406589	-34.85%	226
2014	10.478347	8.298338	-20.80%	889
2013	9.683111	10.478347	8.21%	31,036
2012*	10.000000	9.683111	-3.17%	52,846
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.735938	10.347536	-3.62%	0
2019*	10.000000	10.735938	7.36%	0
149

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.933564	50.873928	54.47%	245
2019	26.948846	32.933564	22.21%	283
2018	27.174620	26.948846	-0.83%	229
2017	22.053161	27.174620	23.22%	264
2016	20.905410	22.053161	5.49%	286
2015	21.987735	20.905410	-4.92%	20,049
2014	22.889291	21.987735	-3.94%	19,754
2013	15.562679	22.889291	47.08%	40,791
2012	14.737338	15.562679	5.60%	40,791
2011	15.778157	14.737338	-6.60%	36,006
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
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•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
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•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
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•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal
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tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
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Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
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Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
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If the Contract Owner purchases the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners, distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
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(b)	if there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner's death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In additional, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
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•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Nationwide DestinationSM [B]
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.
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generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.459055	13.929791	3.50%	3,290
2019	11.832901	13.459055	13.74%	3,290
2018	12.940400	11.832901	-8.56%	6,344
2017	11.467817	12.940400	12.84%	11,523
2016	11.240100	11.467817	2.03%	11,523
2015	11.538145	11.240100	-2.58%	4,787
2014	11.218186	11.538145	2.85%	4,787
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.828448	8.906325	0.88%	0
2019	7.658845	8.828448	15.27%	0
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	43.318100	44.060387	1.71%	260,128
2019	36.603682	43.318100	18.34%	236,084
2018	43.785793	36.603682	-16.40%	243,275
2017	39.309596	43.785793	11.39%	277,315
2016	31.913697	39.309596	23.17%	308,784
2015	34.286334	31.913697	-6.92%	346,278
2014	31.885431	34.286334	7.53%	369,520
2013	23.471632	31.885431	35.85%	392,661
2012	20.073992	23.471632	16.93%	465,748
2011	22.256871	20.073992	-9.81%	405,512
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.602374	15.789603	8.13%	1,579,242
2019	13.585275	14.602374	7.49%	1,701,436
2018	14.164466	13.585275	-4.09%	2,050,950
2017	13.842269	14.164466	2.33%	2,176,791
2016	13.434656	13.842269	3.03%	2,116,309
2015	13.956063	13.434656	-3.74%	2,207,058
2014	13.688194	13.956063	1.96%	2,534,426
2013	15.153413	13.688194	-9.67%	2,409,086
2012	14.297491	15.153413	5.99%	2,240,148
2011	12.962797	14.297491	10.30%	1,656,571
4

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	33.572275	33.503676	-0.20%	371,525
2019	26.369198	33.572275	27.32%	350,081
2018	30.697596	26.369198	-14.10%	391,371
2017	27.901210	30.697596	10.02%	461,261
2016	23.034724	27.901210	21.13%	511,694
2015	23.712676	23.034724	-2.86%	536,568
2014	20.668691	23.712676	14.73%	612,667
2013	16.120711	20.668691	28.21%	644,433
2012	14.053082	16.120711	14.71%	728,817
2011	14.358832	14.053082	-2.13%	583,322
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.139983	33.976041	-0.48%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.790902	12.453680	5.62%	1,510
2019	10.400441	11.790902	13.37%	101,273
2018	10.851641	10.400441	-4.16%	20,512
2017	10.267397	10.851641	5.69%	173,454
2016	9.220316	10.267397	11.36%	6,056
2015*	10.000000	9.220316	-7.80%	803
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.651639	11.411337	7.13%	181,540
2019	9.887506	10.651639	7.73%	174,822
2018	10.091257	9.887506	-2.02%	258,705
2017	9.906199	10.091257	1.87%	263,028
2016	9.795436	9.906199	1.13%	167,720
2015*	10.000000	9.795436	-2.05%	125,671
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.788698	15.117580	2.22%	47,205
2019	11.755348	14.788698	25.80%	41,932
2018	12.865168	11.755348	-8.63%	50,219
2017	11.189017	12.865168	14.98%	70,797
2016	9.767409	11.189017	14.55%	57,620
2015*	10.000000	9.767409	-2.33%	33,337
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.270493	21.767413	19.14%	161,380
2019	15.719984	18.270493	16.22%	205,029
2018	17.234356	15.719984	-8.79%	295,527
2017	15.355712	17.234356	12.23%	368,444
2016	14.987145	15.355712	2.46%	387,690
2015	15.338093	14.987145	-2.29%	425,643
2014	15.245537	15.338093	0.61%	453,204
2013	13.500145	15.245537	12.93%	473,142
2012	12.438632	13.500145	8.53%	510,190
2011	13.078195	12.438632	-4.89%	392,780
5

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.316638	14.174703	6.44%	65,553
2019	11.256946	13.316638	18.30%	79,895
2018	13.528043	11.256946	-16.79%	82,866
2017	11.913823	13.528043	13.55%	97,606
2016	10.477534	11.913823	13.71%	108,144
2015	10.889543	10.477534	-3.78%	117,709
2014*	10.000000	10.889543	8.90%	45,461
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.820481	39.115635	9.20%	128,367
2019	29.695973	35.820481	20.62%	130,263
2018	33.056317	29.695973	-10.17%	144,499
2017	29.794920	33.056317	10.95%	180,923
2016	24.009353	29.794920	24.10%	238,479
2015	24.905780	24.009353	-3.60%	236,541
2014	24.004434	24.905780	3.75%	274,588
2013	17.283516	24.004434	38.89%	292,051
2012	15.129971	17.283516	14.23%	340,110
2011	15.243060	15.129971	-0.74%	271,392
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.071367	43.070634	16.18%	268,869
2019	28.705897	37.071367	29.14%	321,015
2018	30.570161	28.705897	-6.10%	367,265
2017	25.551563	30.570161	19.64%	452,314
2016	23.229494	25.551563	10.00%	562,344
2015	23.332829	23.229494	-0.44%	599,042
2014	20.901224	23.332829	11.63%	705,290
2013	16.078646	20.901224	29.99%	807,076
2012	14.107815	16.078646	13.97%	855,834
2011	14.065339	14.107815	0.30%	669,675
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.818311	39.965027	21.78%	385,599
2019	24.488220	32.818311	34.02%	470,748
2018	26.709719	24.488220	-8.32%	545,033
2017	21.305902	26.709719	25.36%	657,632
2016	20.054835	21.305902	6.24%	760,872
2015	20.885783	20.054835	-3.98%	836,347
2014	19.624877	20.885783	6.43%	962,166
2013	16.456156	19.624877	19.26%	1,074,242
2012	15.138702	16.456156	8.70%	1,102,460
2011	14.104999	15.138702	7.33%	851,993
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.122430	11.670175	4.92%	0
2019	9.671027	11.122430	15.01%	10,064
2018	10.207291	9.671027	-5.25%	0
2017*	10.000000	10.207291	2.07%	0
6

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.365219	16.766384	-3.45%	87,955
2019	13.775453	17.365219	26.06%	81,363
2018	16.805473	13.775453	-18.03%	92,479
2017	15.234886	16.805473	10.31%	102,731
2016	11.774721	15.234886	29.39%	110,563
2015	12.754025	11.774721	-7.68%	94,611
2014	12.234599	12.754025	4.25%	80,691
2013*	10.000000	12.234599	22.35%	21,631
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.179057	11.254311	0.67%	5,419
2019	10.577537	11.179057	5.69%	12,865
2018	10.726834	10.577537	-1.39%	74,938
2017	10.506066	10.726834	2.10%	56,760
2016	9.770039	10.506066	7.53%	110,056
2015	9.997926	9.770039	-2.28%	6,101
2014	10.071973	9.997926	-0.74%	30,368
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.513588	13.581132	29.18%	6,378
2019	8.245047	10.513588	27.51%	3,686
2018*	10.000000	8.245047	-17.55%	817
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.952786	20.996172	10.78%	1,160,777
2019	16.589580	18.952786	14.25%	1,279,586
2018	17.557547	16.589580	-5.51%	1,451,021
2017	15.770077	17.557547	11.33%	1,647,057
2016	15.183111	15.770077	3.87%	1,786,158
2015	15.465121	15.183111	-1.82%	1,870,567
2014	15.035641	15.465121	2.86%	1,921,432
2013	13.457741	15.035641	11.72%	1,961,483
2012	12.219959	13.457741	10.13%	2,006,566
2011	12.433696	12.219959	-1.72%	1,401,868
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.705850	23.445243	13.23%	4,607,176
2019	17.499782	20.705850	18.32%	5,082,285
2018	18.879025	17.499782	-7.31%	5,641,257
2017	16.451831	18.879025	14.75%	6,326,289
2016	15.753781	16.451831	4.43%	6,726,158
2015	16.034880	15.753781	-1.75%	7,078,471
2014	15.532319	16.034880	3.24%	7,320,595
2013	13.609100	15.532319	14.13%	7,515,207
2012	12.194817	13.609100	11.60%	7,802,034
2011	12.510431	12.194817	-2.52%	6,058,159
7

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.841214	26.296437	15.13%	13,820
2019	18.646068	22.841214	22.50%	14,844
2018	20.548096	18.646068	-9.26%	15,795
2017	17.248537	20.548096	19.13%	35,224
2016	16.427999	17.248537	4.99%	45,503
2015	16.732995	16.427999	-1.82%	46,030
2014	16.185651	16.732995	3.38%	46,925
2013	13.507103	16.185651	19.83%	47,432
2012	11.881588	13.507103	13.68%	51,361
2011	12.388256	11.881588	-4.09%	49,417
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.817498	16.655566	20.54%	53,651
2019	11.279427	13.817498	22.50%	65,801
2018	11.959964	11.279427	-5.69%	66,181
2017	10.435271	11.959964	14.61%	32,751
2016*	10.000000	10.435271	4.35%	4,061
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.840489	55.067865	28.54%	662
2019	33.063957	42.840489	29.57%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.881172	9.195547	-33.76%	54,051
2019	12.805935	13.881172	8.40%	67,793
2018	17.247402	12.805935	-25.75%	82,404
2017	17.972726	17.247402	-4.04%	106,778
2016	13.638889	17.972726	31.78%	128,069
2015	17.436911	13.638889	-21.78%	127,771
2014	20.252144	17.436911	-13.90%	142,191
2013	16.528028	20.252144	22.53%	192,219
2012	15.989239	16.528028	3.37%	223,717
2011	17.087917	15.989239	-6.43%	199,871
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.261427	31.791712	5.06%	769,777
2019	24.121393	30.261427	25.45%	770,961
2018	26.722306	24.121393	-9.73%	883,588
2017	24.033057	26.722306	11.19%	1,003,522
2016	20.685487	24.033057	16.18%	1,096,547
2015	21.885542	20.685487	-5.48%	1,189,077
2014	20.440533	21.885542	7.07%	1,174,887
2013	16.201274	20.440533	26.17%	1,254,742
2012	14.023439	16.201274	15.53%	1,296,618
2011	14.115327	14.023439	-0.65%	1,106,251
8

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.869486	15.790695	6.20%	22,392
2019	11.617273	14.869486	27.99%	23,972
2018	12.962761	11.617273	-10.38%	24,729
2017	11.262174	12.962761	15.10%	16,976
2016*	10.000000	11.262174	12.62%	1,327
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.219602	58.401847	41.68%	355,153
2019	31.171482	41.219602	32.23%	485,290
2018	31.721482	31.171482	-1.73%	588,332
2017	23.838353	31.721482	33.07%	758,335
2016	24.019381	23.838353	-0.75%	797,342
2015	22.764038	24.019381	5.51%	861,234
2014	20.775828	22.764038	9.57%	798,710
2013	15.477413	20.775828	34.23%	821,679
2012	13.707490	15.477413	12.91%	904,552
2011	13.892186	13.707490	-1.33%	726,260
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	16.175730	17.428440	7.74%	1,574,102
2019	14.980022	16.175730	7.98%	1,653,358
2018	15.298838	14.980022	-2.08%	1,955,666
2017	14.904806	15.298838	2.64%	2,077,315
2016	14.453385	14.904806	3.12%	1,945,354
2015	14.769242	14.453385	-2.14%	1,988,492
2014	14.167846	14.769242	4.24%	2,228,508
2013	14.657541	14.167846	-3.34%	2,204,816
2012	14.063004	14.657541	4.23%	2,031,045
2011	13.311254	14.063004	5.65%	1,507,733
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.532977	55.297557	16.34%	419,134
2019	39.098910	47.532977	21.57%	457,853
2018	46.483736	39.098910	-15.89%	477,924
2017	39.070373	46.483736	18.97%	565,170
2016	35.366714	39.070373	10.47%	644,475
2015	36.425827	35.366714	-2.91%	694,547
2014	34.806190	36.425827	4.65%	764,441
2013	25.954620	34.806190	34.10%	867,718
2012	22.954492	25.954620	13.07%	912,624
2011	26.087470	22.954492	-12.01%	794,745
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.250537	31.020418	13.83%	271,751
2019	21.654331	27.250537	25.84%	310,057
2018	25.830528	21.654331	-16.17%	345,833
2017	20.132452	25.830528	28.30%	354,571
2016	21.531223	20.132452	-6.50%	375,046
2015	21.118649	21.531223	1.95%	415,777
9

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.941690	12.826014	-8.00%	1,055
2019	11.488735	13.941690	21.35%	4,270
2018	12.444203	11.488735	-7.68%	363
2017	12.149430	12.444203	2.43%	382
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.267401	16.838506	10.29%	46,318
2019	12.905547	15.267401	18.30%	60,819
2018	14.472957	12.905547	-10.83%	93,595
2017	13.094504	14.472957	10.53%	141,207
2016	11.721534	13.094504	11.71%	138,470
2015	12.662697	11.721534	-7.43%	145,582
2014	12.474214	12.662697	1.51%	149,810
2013	10.211201	12.474214	22.16%	147,464
2012	8.970568	10.211201	13.83%	146,583
2011	9.230806	8.970568	-2.82%	132,788
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.562233	18.448019	-0.62%	134,982
2019	16.204471	18.562233	14.55%	164,407
2018	17.157566	16.204471	-5.55%	207,307
2017	15.849753	17.157566	8.25%	239,176
2016	14.083020	15.849753	12.55%	258,669
2015	15.351469	14.083020	-8.26%	268,711
2014	14.867410	15.351469	3.26%	325,301
2013	13.220142	14.867410	12.46%	312,412
2012	11.890259	13.220142	11.18%	284,456
2011	11.765995	11.890259	1.06%	193,035
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	42.563431	44.189962	3.82%	140,915
2019	34.131131	42.563431	24.71%	136,288
2018	39.694608	34.131131	-14.02%	150,935
2017	36.344606	39.694608	9.22%	180,209
2016	28.283730	36.344606	28.50%	211,263
2015	30.941984	28.283730	-8.59%	225,766
2014	31.171545	30.941984	-0.74%	288,952
2013	23.181387	31.171545	34.47%	291,214
2012	19.839372	23.181387	16.85%	354,765
2011	20.885506	19.839372	-5.01%	307,156
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.587527	8.963125	-6.51%	155,135
2019	9.522124	9.587527	0.69%	180,510
2018	9.464831	9.522124	0.61%	264,481
2017	9.407983	9.464831	0.60%	353,623
2016	9.259460	9.407983	1.60%	364,996
2015	9.803446	9.259460	-5.55%	309,871
2014	9.753776	9.803446	0.51%	361,834
10

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.106638	13.468378	2.76%	233
2019	11.863215	13.106638	10.48%	317
2018	12.565150	11.863215	-5.59%	408
2017	11.254538	12.565150	11.65%	682
2016	10.928357	11.254538	2.98%	0
2015	11.756183	10.928357	-7.04%	1,847
2014	11.458922	11.756183	2.59%	2,914
2013	10.222938	11.458922	12.09%	1,847
2012*	10.000000	10.222938	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.102498	10.641176	5.33%	0
2019	9.405790	10.102498	7.41%	0
2018*	10.000000	9.405790	-5.94%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.042458	10.644220	5.99%	3,015
2019	9.689003	10.042458	3.65%	3,295
2018	10.342147	9.689003	-6.32%	6,430
2017	10.106621	10.342147	2.33%	3,983
2016	10.289133	10.106621	-1.77%	15,765
2015	10.235413	10.289133	0.52%	18,792
2014	9.908546	10.235413	3.30%	100,540
2013*	10.000000	9.908546	-0.91%	449
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.662362	46.62%	157,083
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.468084	52.117922	25.68%	19,774
2019	31.961134	41.468084	29.75%	38,495
2018	37.392688	31.961134	-14.53%	64,362
2017	27.790304	37.392688	34.55%	100,640
2016	28.199623	27.790304	-1.45%	90,190
2015	27.558987	28.199623	2.32%	87,182
2014	27.359465	27.558987	0.73%	84,604
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.718294	37.837186	12.22%	223,807
2019	25.932146	33.718294	30.03%	256,910
2018	28.590750	25.932146	-9.30%	303,743
2017	24.834807	28.590750	15.12%	351,530
2016	22.606814	24.834807	9.86%	385,806
2015	22.214411	22.606814	1.77%	440,264
2014	20.386676	22.214411	8.97%	459,603
2013	15.714632	20.386676	29.73%	515,219
2012	13.654221	15.714632	15.09%	561,318
2011	13.877335	13.654221	-1.61%	449,484
11

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.692825	17.948779	7.52%	90,524
2019	13.526111	16.692825	23.41%	85,855
2018	15.503650	13.526111	-12.76%	88,648
2017	13.699818	15.503650	13.17%	97,284
2016	12.265322	13.699818	11.70%	104,215
2015	12.982605	12.265322	-5.52%	107,896
2014	12.627093	12.982605	2.82%	26,807
2013	9.958708	12.627093	26.79%	26,928
2012*	10.000000	9.958708	-0.41%	16,256
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.538027	52.590821	18.08%	143,110
2019	35.775304	44.538027	24.49%	152,990
2018	40.519431	35.775304	-11.71%	170,407
2017	36.038505	40.519431	12.43%	195,099
2016	31.028490	36.038505	16.15%	210,265
2015	33.477218	31.028490	-7.31%	235,999
2014	30.377745	33.477218	10.20%	208,100
2013	21.886628	30.377745	38.80%	196,150
2012	18.845528	21.886628	16.14%	218,385
2011	19.559328	18.845528	-3.65%	187,628
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.047363	13.198123	19.47%	158,885
2019	8.747710	11.047363	26.29%	206,634
2018	11.017781	8.747710	-20.60%	247,138
2017	8.827918	11.017781	24.81%	327,206
2016	9.193527	8.827918	-3.98%	205,193
2015	9.034020	9.193527	1.77%	153,835
2014*	10.000000	9.034020	-9.66%	46,274
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.032141	20.267679	12.40%	85,177
2019	15.002398	18.032141	20.20%	115,017
2018	16.075467	15.002398	-6.68%	130,216
2017	13.770342	16.075467	16.74%	163,679
2016	14.318963	13.770342	-3.83%	184,843
2015	15.828728	14.318963	-9.54%	254,399
2014	16.928545	15.828728	-6.50%	290,084
2013	13.706700	16.928545	23.51%	344,961
2012	11.653053	13.706700	17.62%	392,384
2011	12.723062	11.653053	-8.41%	398,500
12

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	14.015996	14.667660	4.65%	36,324
2019	12.771160	14.015996	9.75%	39,482
2018	13.219888	12.771160	-3.39%	51,402
2017	12.555031	13.219888	5.30%	66,877
2016	10.947839	12.555031	14.68%	56,495
2015	11.863786	10.947839	-7.72%	48,145
2014	11.795395	11.863786	0.58%	120,900
2013	10.815203	11.795395	9.06%	325,216
2012*	10.000000	10.815203	8.15%	39,123
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.522281	33.122657	47.07%	95,858
2019	16.542519	22.522281	36.15%	115,922
2018	16.771418	16.542519	-1.36%	152,284
2017	13.390222	16.771418	25.25%	139,063
2016	12.784264	13.390222	4.74%	146,927
2015	13.747250	12.784264	-7.00%	151,469
2014	12.912192	13.747250	6.47%	122,489
2013	10.068050	12.912192	28.25%	120,556
2012*	10.000000	10.068050	0.68%	77,347
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.584048	11.517367	8.82%	289,230
2019	9.813037	10.584048	7.86%	246,253
2018	10.072568	9.813037	-2.58%	298,761
2017	9.873813	10.072568	2.01%	286,189
2016	9.786097	9.873813	0.90%	291,335
2015*	10.000000	9.786097	-2.14%	133,591
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	28.068132	38.517431	37.23%	310,240
2019	20.779932	28.068132	35.07%	408,718
2018	20.699389	20.779932	0.39%	462,123
2017	16.132183	20.699389	28.31%	623,646
2016	16.032659	16.132183	0.62%	759,023
2015	14.511535	16.032659	10.48%	775,453
2014	13.554874	14.511535	7.06%	1,067,466
2013	10.492598	13.554874	29.19%	1,178,290
2012	8.583266	10.492598	22.24%	1,271,992
2011	9.344776	8.583266	-8.15%	1,112,171
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.598828	27.669710	48.77%	119,906
2019	13.011887	18.598828	42.94%	117,545
2018	13.065464	13.011887	-0.41%	200,071
2017	9.134377	13.065464	43.04%	162,261
2016	8.128447	9.134377	12.38%	156,410
2015	7.869904	8.128447	3.29%	195,297
2014	7.291940	7.869904	7.93%	206,665
2013	5.456761	7.291940	33.63%	198,627
2012	4.640225	5.456761	17.60%	180,458
13

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.604886	15.579537	14.51%	18,290
2019	10.878721	13.604886	25.06%	26,494
2018	12.988931	10.878721	-16.25%	27,762
2017	10.060412	12.988931	29.11%	32,691
2016	10.925377	10.060412	-7.92%	37,703
2015	12.138000	10.925377	-9.99%	84,416
2014	13.991014	12.138000	-13.24%	58,457
2013	12.403811	13.991014	12.80%	116,156
2012	11.103975	12.403811	11.71%	74,542
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.305258	10.041589	-2.56%	11,966
2019	8.837660	10.305258	16.61%	15,485
2018	10.995094	8.837660	-19.62%	37,178
2017	8.714530	10.995094	26.17%	63,276
2016	7.309965	8.714530	19.21%	21,429
2015	9.264351	7.309965	-21.10%	9,055
2014	9.842810	9.264351	-5.88%	1,925
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.687367	11.331848	6.03%	132,629
2019	9.988137	10.687367	7.00%	144,492
2018	10.225381	9.988137	-2.32%	180,961
2017	9.974307	10.225381	2.52%	128,809
2016*	10.000000	9.974307	-0.26%	67,001
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.768461	32.716692	43.69%	56,482
2019	16.328658	22.768461	39.44%	71,354
2018	16.834036	16.328658	-3.00%	72,297
2017	13.500207	16.834036	24.69%	65,689
2016	12.571407	13.500207	7.39%	60,343
2015	13.016285	12.571407	-3.42%	60,622
2014	14.256165	13.016285	-8.70%	56,470
2013	10.228022	14.256165	39.38%	66,476
2012*	10.000000	10.228022	2.28%	16,923
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.858164	38.569378	1.88%	691,513
2019	29.617784	37.858164	27.82%	684,522
2018	33.477297	29.617784	-11.53%	814,353
2017	28.902784	33.477297	15.83%	903,580
2016	25.736921	28.902784	12.30%	1,010,941
2015	26.321762	25.736921	-2.22%	1,084,356
2014	24.199527	26.321762	8.77%	1,137,470
2013	18.081786	24.199527	33.83%	1,193,700
2012	15.809554	18.081786	14.37%	1,232,095
2011	16.092409	15.809554	-1.76%	990,166
14

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.857973	12.378022	14.00%	1,593
2019*	10.000000	10.857973	8.58%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.306936	26.465825	18.64%	1,038,255
2019	17.986606	22.306936	24.02%	1,220,173
2018	20.188010	17.986606	-10.90%	1,379,570
2017	16.127752	20.188010	25.18%	1,492,368
2016	15.735157	16.127752	2.50%	1,530,853
2015	14.994719	15.735157	4.94%	1,638,257
2014	15.022071	14.994719	-0.18%	1,622,068
2013	11.924574	15.022071	25.98%	1,646,985
2012	10.421665	11.924574	14.42%	1,681,164
2011	10.749702	10.421665	-3.05%	1,179,441
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.322419	33.22%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.634890	36.35%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.896420	11.573176	-2.72%	2,958
2019	9.426266	11.896420	26.21%	2,906
2018	10.369174	9.426266	-9.09%	2,925
2017	9.334432	10.369174	11.09%	9,708
2016	8.225852	9.334432	13.48%	13,702
2015*	10.000000	8.225852	-17.74%	239
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.957599	24.735943	12.65%	122,192
2019	17.940717	21.957599	22.39%	145,609
2018	19.584804	17.940717	-8.39%	158,030
2017	16.884148	19.584804	16.00%	214,486
2016	15.410161	16.884148	9.57%	245,693
2015	16.818536	15.410161	-8.37%	257,531
2014	17.399171	16.818536	-3.34%	476,557
2013	13.362779	17.399171	30.21%	475,975
2012	11.040989	13.362779	21.03%	515,182
2011	11.288956	11.040989	-2.20%	343,392
15

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.672015	20.343726	48.80%	226,445
2019	10.427821	13.672015	31.11%	315,500
2018	12.679636	10.427821	-17.76%	347,770
2017	10.233039	12.679636	23.91%	372,341
2016	10.630202	10.233039	-3.74%	397,995
2015	10.841177	10.630202	-1.95%	432,469
2014	11.134515	10.841177	-2.63%	414,496
2013	9.317313	11.134515	19.50%	85,361
2013	9.317313	11.134515	19.50%	412,542
2012	8.171995	9.317313	14.02%	446,118
2011	9.161036	8.171995	-10.80%	368,172
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.116017	22.236549	10.54%	44,451,090
2019	16.874092	20.116017	19.21%	49,129,097
2018	17.993503	16.874092	-6.22%	58,275,273
2017	15.743451	17.993503	14.29%	65,732,904
2016	14.633287	15.743451	7.59%	69,789,133
2015	14.681544	14.633287	-0.33%	72,189,199
2014	14.167869	14.681544	3.63%	74,427,089
2013	11.643296	14.167869	21.68%	75,372,574
2012	10.194744	11.643296	14.21%	73,902,076
2011	10.233657	10.194744	-0.38%	60,334,808
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.576647	13.555886	7.79%	17,191,488
2019	11.691981	12.576647	7.57%	18,607,008
2018	11.975369	11.691981	-2.37%	22,242,739
2017	11.755127	11.975369	1.87%	23,888,632
2016	11.602023	11.755127	1.32%	23,114,008
2015	11.782059	11.602023	-1.53%	23,582,925
2014	11.371131	11.782059	3.61%	23,794,959
2013	11.825276	11.371131	-3.84%	23,837,775
2012	11.414478	11.825276	3.60%	20,785,403
2011	10.938320	11.414478	4.35%	15,264,493
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.823024	31.833368	28.24%	788,126
2019	18.660159	24.823024	33.03%	1,029,524
2018	20.874217	18.660159	-10.61%	1,156,870
2017	16.147843	20.874217	29.27%	1,449,336
2016	16.329379	16.147843	-1.11%	1,600,412
2015	15.528434	16.329379	5.16%	1,666,557
2014	15.449373	15.528434	0.51%	1,497,811
2013	12.167775	15.449373	26.97%	1,597,653
2012	10.098071	12.167775	20.50%	1,587,309
2011	11.281017	10.098071	-10.49%	1,267,149
16

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.704750	39.931038	49.53%	765,886
2019	20.766984	26.704750	28.59%	1,053,686
2018	21.181094	20.766984	-1.96%	1,201,002
2017	16.791655	21.181094	26.14%	1,640,229
2016	15.598415	16.791655	7.65%	1,825,291
2015	14.849473	15.598415	5.04%	2,055,937
2014	13.922005	14.849473	6.66%	2,139,313
2013	10.882845	13.922005	27.93%	2,222,160
2012	9.392119	10.882845	15.87%	2,412,472
2011	9.983628	9.392119	-5.92%	2,145,882
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.253596	23.720741	11.61%	10,773,999
2019	17.135394	21.253596	24.03%	12,315,956
2018	17.750206	17.135394	-3.46%	14,212,867
2017	14.749250	17.750206	20.35%	17,299,743
2016	13.451569	14.749250	9.65%	20,070,144
2015	13.482238	13.451569	-0.23%	21,171,143
2014	12.392386	13.482238	8.79%	22,552,170
2013	9.442516	12.392386	31.24%	24,440,392
2012	8.172677	9.442516	15.54%	27,011,615
2011	8.469447	8.172677	-3.50%	21,727,858
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	20.084900	20.628649	2.71%	1,308,787
2019	18.640384	20.084900	7.75%	1,359,252
2018	19.340795	18.640384	-3.62%	1,615,133
2017	18.428083	19.340795	4.95%	1,682,619
2016	17.184248	18.428083	7.24%	1,581,560
2015	17.928782	17.184248	-4.15%	1,635,978
2014	17.485835	17.928782	2.53%	1,632,375
2013	17.917617	17.485835	-2.41%	1,564,084
2012	16.173014	17.917617	10.79%	1,358,583
2011	15.524248	16.173014	4.18%	1,063,907
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.795706	36.709706	8.62%	45,384
2019	26.538697	33.795706	27.35%	53,862
2018	26.964991	26.538697	-1.58%	58,208
2017	22.719555	26.964991	18.69%	66,439
2016	20.707448	22.719555	9.72%	72,999
2015	20.842235	20.707448	-0.65%	100,195
2014	18.885193	20.842235	10.36%	77,299
2013	14.629438	18.885193	29.09%	81,283
2012	13.019696	14.629438	12.36%	83,909
2011	13.141121	13.019696	-0.92%	66,649
17

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	36.395342	37.124706	2.00%	371,836
2019	29.033852	36.395342	25.35%	371,032
2018	31.789982	29.033852	-8.67%	413,796
2017	27.366799	31.789982	16.16%	488,183
2016	23.582043	27.366799	16.05%	573,882
2015	25.557890	23.582043	-7.73%	625,064
2014	23.772500	25.557890	7.51%	660,739
2013	17.801528	23.772500	33.54%	718,472
2012	15.263091	17.801528	16.63%	758,085
2011	15.868257	15.263091	-3.81%	723,498
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.298453	12.773773	13.06%	3,589
2019	9.958885	11.298453	13.45%	3,772
2018	11.024698	9.958885	-9.67%	3,950
2017	9.430999	11.024698	16.90%	4,158
2016	9.278864	9.430999	1.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.974525	18.858048	11.10%	4,853
2019	13.873875	16.974525	22.35%	5,675
2018	15.750078	13.873875	-11.91%	6,067
2017	13.319781	15.750078	18.25%	5,974
2016	12.453193	13.319781	6.96%	6,812
2015	12.842453	12.453193	-3.03%	45,826
2014	12.451663	12.842453	3.14%	95,433
2013	9.743653	12.451663	27.79%	99,727
2012	8.499356	9.743653	14.64%	99,891
2011	9.197754	8.499356	-7.59%	91,721
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.233026	16.490395	8.25%	19,483,573
2019	13.284350	15.233026	14.67%	21,527,692
2018	14.355133	13.284350	-7.46%	24,405,020
2017	12.979469	14.355133	10.60%	27,561,660
2016	12.392966	12.979469	4.73%	29,495,948
2015	12.690633	12.392966	-2.35%	30,896,883
2014	12.327993	12.690633	2.94%	32,556,780
2013	10.893639	12.327993	13.17%	33,707,074
2012	9.938199	10.893639	9.61%	34,520,867
2011	10.206099	9.938199	-2.62%	28,546,047
18

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.405099	18.048537	10.02%	34,394,440
2019	13.823294	16.405099	18.68%	37,534,219
2018	15.250834	13.823294	-9.36%	42,521,761
2017	13.342302	15.250834	14.30%	46,827,198
2016	12.595360	13.342302	5.93%	49,631,086
2015	12.933092	12.595360	-2.61%	51,652,390
2014	12.515531	12.933092	3.34%	52,489,659
2013	10.458384	12.515531	19.67%	52,865,784
2012	9.324356	10.458384	12.16%	51,680,388
2011	9.784260	9.324356	-4.70%	43,624,700
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.341246	14.167638	6.19%	6,775,394
2019	12.213702	13.341246	9.23%	6,980,812
2018	12.706472	12.213702	-3.88%	7,936,891
2017	12.103767	12.706472	4.98%	9,223,014
2016	11.722026	12.103767	3.26%	10,170,981
2015	11.964218	11.722026	-2.02%	10,516,369
2014	11.730417	11.964218	1.99%	11,030,611
2013	11.326218	11.730417	3.57%	11,730,063
2012	10.675245	11.326218	6.10%	13,583,715
2011	10.665062	10.675245	0.10%	9,227,830
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.562511	13.024332	3.68%	30,935
2019	11.179328	12.562511	12.37%	35,156
2018	12.181625	11.179328	-8.23%	38,174
2017	10.753745	12.181625	13.28%	31,467
2016	10.321485	10.753745	4.19%	32,233
2015	10.926615	10.321485	-5.54%	24,684
2014	10.825854	10.926615	0.93%	10,349
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.069077	13.848486	5.96%	267,787
2019	11.472669	13.069077	13.91%	285,578
2018	12.509431	11.472669	-8.29%	341,330
2017	10.759508	12.509431	16.26%	259,428
2016	10.263252	10.759508	4.84%	203,866
2015	10.931527	10.263252	-6.11%	219,694
2014	10.964383	10.931527	-0.30%	177,523
2013*	10.000000	10.964383	9.64%	321
19

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.870608	17.338733	9.25%	28,576,643
2019	13.610151	15.870608	16.61%	31,405,467
2018	14.842214	13.610151	-8.30%	35,181,996
2017	13.194055	14.842214	12.49%	39,101,386
2016	12.523394	13.194055	5.36%	41,940,160
2015	12.825049	12.523394	-2.35%	44,673,562
2014	12.426087	12.825049	3.21%	46,726,947
2013	10.686963	12.426087	16.27%	47,934,657
2012	9.636061	10.686963	10.91%	48,363,739
2011	9.995903	9.636061	-3.60%	40,932,591
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.674856	18.475870	10.80%	79,993
2019	13.821761	16.674856	20.64%	76,779
2018	15.475540	13.821761	-10.69%	84,886
2017	13.279313	15.475540	16.54%	112,798
2016	12.504478	13.279313	6.20%	350,966
2015	12.863113	12.504478	-2.79%	356,498
2014	12.463956	12.863113	3.20%	376,241
2013	10.161260	12.463956	22.66%	378,214
2012	8.984882	10.161260	13.09%	367,502
2011	9.549068	8.984882	-5.91%	190,121
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.698404	15.820996	7.64%	7,032,922
2019	13.028691	14.698404	12.82%	7,862,713
2018	13.861507	13.028691	-6.01%	8,891,443
2017	12.780176	13.861507	8.46%	9,892,121
2016	12.215391	12.780176	4.62%	10,639,401
2015	12.509532	12.215391	-2.35%	11,444,655
2014	12.177203	12.509532	2.73%	12,107,709
2013	11.091106	12.177203	9.79%	12,932,648
2012	10.211873	11.091106	8.61%	13,471,224
2011	10.374143	10.211873	-1.56%	10,810,880
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.747074	16.347407	3.81%	1,489,719
2019	14.183448	15.747074	11.02%	1,476,484
2018	17.045717	14.183448	-16.79%	1,467,111
2017	14.072567	17.045717	21.13%	1,532,927
2016	14.100165	14.072567	-0.20%	1,775,459
2015	14.866112	14.100165	-5.15%	1,759,680
2014	16.397851	14.866112	-9.34%	1,710,019
2013	13.833939	16.397851	18.53%	1,670,677
2012	11.723024	13.833939	18.01%	1,799,417
2011	13.562540	11.723024	-13.56%	1,449,144
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.750472	17.50%	490,429
20

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.525036	14.253249	5.38%	291,592
2019	12.606713	13.525036	7.28%	319,981
2018	12.862143	12.606713	-1.99%	357,507
2017	12.508297	12.862143	2.83%	355,836
2016	12.068542	12.508297	3.64%	354,063
2015	12.336118	12.068542	-2.17%	414,424
2014	11.939941	12.336118	3.32%	338,805
2013	12.360305	11.939941	-3.40%	312,089
2012	11.651623	12.360305	6.08%	288,100
2011	11.111502	11.651623	4.86%	197,114
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.425686	15.525291	7.62%	487,597
2019	13.336247	14.425686	8.17%	549,093
2018	13.712184	13.336247	-2.74%	623,238
2017	13.387989	13.712184	2.42%	664,491
2016	13.125979	13.387989	2.00%	663,359
2015	13.368004	13.125979	-1.81%	675,471
2014	12.913677	13.368004	3.52%	706,523
2013	13.357432	12.913677	-3.32%	657,819
2012	12.634477	13.357432	5.72%	601,293
2011	12.070481	12.634477	4.67%	481,308
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.619652	10.873829	2.39%	0
2019	10.094700	10.619652	5.20%	0
2018*	10.000000	10.094700	0.95%	2,586
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.900462	40.039290	11.53%	19,845
2019	29.652540	35.900462	21.07%	23,092
2018	36.487247	29.652540	-18.73%	27,540
2017	26.176121	36.487247	39.39%	48,360
2016	24.674670	26.176121	6.08%	56,844
2015	29.844449	24.674670	-17.32%	35,005
2014	32.075590	29.844449	-6.96%	42,129
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.552254	27.783540	4.64%	29,849
2019	23.445890	26.552254	13.25%	33,968
2018	24.490898	23.445890	-4.27%	43,789
2017	23.242121	24.490898	5.37%	61,082
2016	20.627332	23.242121	12.68%	82,963
2015	21.458525	20.627332	-3.87%	69,777
2014	21.200477	21.458525	1.22%	73,493
21

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2020	59.027968	61.804453	4.70%	36,016
2019	56.276697	59.027968	4.89%	45,368
2018	57.049401	56.276697	-1.35%	46,998
2017	56.618635	57.049401	0.76%	51,455
2016	56.940028	56.618635	-0.56%	62,126
2015	57.752811	56.940028	-1.41%	49,825
2014	55.956777	57.752811	3.21%	52,297
2013	59.090227	55.956777	-5.30%	48,176
2012	58.094578	59.090227	1.71%	48,626
2011	54.876337	58.094578	5.86%	32,697
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2020	59.184290	61.968130	4.70%	59,248
2019	56.425721	59.184290	4.89%	64,852
2018	57.200468	56.425721	-1.35%	76,476
2017	56.768565	57.200468	0.76%	79,002
2016	57.090816	56.768565	-0.56%	73,892
2015	57.905756	57.090816	-1.41%	77,806
2014	56.104961	57.905756	3.21%	82,066
2013	59.246711	56.104961	-5.30%	83,463
2012	58.248425	59.246711	1.71%	81,167
2011	55.021654	58.248425	5.86%	58,944
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	25.541676	25.271012	-1.06%	1,316,690
2019	25.425166	25.541676	0.46%	1,216,703
2018	25.408539	25.425166	0.07%	1,345,382
2017	25.634244	25.408539	-0.88%	1,274,244
2016	25.968963	25.634244	-1.29%	1,346,497
2015	26.310999	25.968963	-1.30%	1,249,976
2014	26.657539	26.310999	-1.30%	1,440,362
2013	27.008645	26.657539	-1.30%	1,462,454
2012	27.365352	27.008645	-1.30%	1,489,045
2011	27.724772	27.365352	-1.30%	990,847
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.496533	11.156262	6.29%	305,358
2019	8.943300	10.496533	17.37%	317,911
2018	10.636178	8.943300	-15.92%	385,789
2017	8.479950	10.636178	25.43%	360,831
2016	8.537229	8.479950	-0.67%	375,554
2015	8.937541	8.537229	-4.48%	388,361
2014	9.120905	8.937541	-2.01%	353,330
2013	7.860500	9.120905	16.03%	331,243
2012	6.911842	7.860500	13.73%	320,032
2011	7.780782	6.911842	-11.17%	287,810
22

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.837582	12.516395	5.73%	312,960
2019	9.895458	11.837582	19.63%	266,523
2018	11.675954	9.895458	-15.25%	282,379
2017	9.504772	11.675954	22.84%	329,419
2016	9.579509	9.504772	-0.78%	363,624
2015	9.842403	9.579509	-2.67%	358,084
2014	10.629783	9.842403	-7.41%	320,110
2013	8.899785	10.629783	19.44%	293,246
2012	7.628054	8.899785	16.67%	285,172
2011	8.867807	7.628054	-13.98%	221,884
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.255934	29.235945	11.35%	26,753
2019	21.499479	26.255934	22.12%	29,085
2018	23.900613	21.499479	-10.05%	33,003
2017	20.446358	23.900613	16.89%	35,290
2016	18.923306	20.446358	8.05%	29,901
2015	19.365849	18.923306	-2.29%	31,915
2014	18.689197	19.365849	3.62%	32,300
2013	14.880689	18.689197	25.59%	39,385
2012	13.008386	14.880689	14.39%	37,209
2011	13.718712	13.008386	-5.18%	12,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.835814	20.339659	7.98%	10,055,564
2019	16.545599	18.835814	13.84%	11,133,266
2018	17.619165	16.545599	-6.09%	12,622,662
2017	16.062681	17.619165	9.69%	14,202,932
2016	15.308822	16.062681	4.92%	15,231,148
2015	15.537445	15.308822	-1.47%	16,182,630
2014	15.051921	15.537445	3.23%	16,984,585
2013	13.445256	15.051921	11.95%	17,466,952
2012	12.453829	13.445256	7.96%	17,751,199
2011	12.506867	12.453829	-0.42%	13,568,627
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.945642	25.278722	10.17%	17,338,556
2019	19.382820	22.945642	18.38%	19,060,276
2018	20.998256	19.382820	-7.69%	21,142,278
2017	18.530018	20.998256	13.32%	23,071,616
2016	17.424857	18.530018	6.34%	24,187,642
2015	17.748766	17.424857	-1.82%	24,863,844
2014	17.091735	17.748766	3.84%	25,308,904
2013	14.491720	17.091735	17.94%	25,741,993
2012	13.080661	14.491720	10.79%	25,075,336
2011	13.377772	13.080661	-2.22%	20,423,031
23

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.778108	16.618746	5.33%	5,604,571
2019	14.594620	15.778108	8.11%	5,727,748
2018	15.059473	14.594620	-3.09%	6,607,735
2017	14.436880	15.059473	4.31%	7,508,800
2016	14.028384	14.436880	2.91%	8,439,818
2015	14.175624	14.028384	-1.04%	8,545,266
2014	13.824513	14.175624	2.54%	8,696,940
2013	13.361029	13.824513	3.47%	9,716,730
2012	12.871264	13.361029	3.81%	10,469,264
2011	12.669107	12.871264	1.60%	7,224,314
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.559351	12.961369	3.20%	55,080
2019	11.261028	12.559351	11.53%	38,447
2018	12.090316	11.261028	-6.86%	35,493
2017	10.741921	12.090316	12.55%	26,894
2016	10.295392	10.741921	4.34%	31,581
2015	10.780413	10.295392	-4.50%	44,142
2014	10.660597	10.780413	1.12%	29,607
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.150952	13.801360	4.95%	150,610
2019	11.561261	13.150952	13.75%	174,276
2018	12.469311	11.561261	-7.28%	209,449
2017	10.800929	12.469311	15.45%	196,991
2016	10.231625	10.800929	5.56%	182,469
2015	10.793271	10.231625	-5.20%	133,304
2014	10.749073	10.793271	0.41%	101,908
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.757603	23.696229	8.91%	13,367,908
2019	18.721954	21.757603	16.21%	14,699,470
2018	20.112294	18.721954	-6.91%	16,480,355
2017	18.043956	20.112294	11.46%	18,781,511
2016	17.062222	18.043956	5.75%	19,945,236
2015	17.344999	17.062222	-1.63%	21,231,516
2014	16.707801	17.344999	3.81%	22,025,135
2013	14.514442	16.707801	15.11%	22,747,363
2012	13.271179	14.514442	9.37%	23,589,152
2011	13.451045	13.271179	-1.34%	18,764,577
24

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.699720	27.384205	10.87%	56,069
2019	20.541262	24.699720	20.24%	54,797
2018	22.556159	20.541262	-8.93%	55,999
2017	19.585756	22.556159	15.17%	76,470
2016	18.291615	19.585756	7.08%	100,556
2015	18.668782	18.291615	-2.02%	108,531
2014	18.021349	18.668782	3.59%	110,867
2013	14.919941	18.021349	20.79%	105,016
2012	13.288387	14.919941	12.28%	103,971
2011	13.755584	13.288387	-3.40%	71,285
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.934030	20.286192	7.14%	4,391,949
2019	16.904197	18.934030	12.01%	4,924,698
2018	17.792058	16.904197	-4.99%	5,571,630
2017	16.505393	17.792058	7.80%	6,288,223
2016	15.819996	16.505393	4.33%	6,787,245
2015	16.033270	15.819996	-1.33%	7,276,109
2014	15.509387	16.033270	3.38%	7,734,276
2013	14.221146	15.509387	9.06%	8,020,750
2012	13.336642	14.221146	6.63%	8,697,444
2011	13.238865	13.336642	0.74%	6,512,723
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.473601	11.073939	5.73%	0
2019*	10.000000	10.473601	4.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.774452	12.310378	14.26%	0
2019*	10.000000	10.774452	7.74%	543
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.307764	29.886955	28.23%	138,358
2019	18.134675	23.307764	28.53%	171,914
2018	19.011865	18.134675	-4.61%	194,958
2017	14.830376	19.011865	28.20%	236,817
2016	14.732003	14.830376	0.67%	280,063
2015	14.473087	14.732003	1.79%	290,587
2014	13.312694	14.473087	8.72%	359,862
2013	10.034666	13.312694	32.67%	335,592
2012	8.754200	10.034666	14.63%	352,480
2011	9.165548	8.754200	-4.49%	284,977
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.156638	13.906517	5.70%	1,151,696
2019	11.204442	13.156638	17.42%	1,223,313
2018	11.927824	11.204442	-6.06%	907,420
2017	10.280032	11.927824	16.03%	696,531
2016	9.594931	10.280032	7.14%	249,296
2015	9.944781	9.594931	-3.52%	217,399
2014*	10.000000	9.944781	-0.55%	0
25

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.139071	15.985412	5.59%	0
2019	12.574287	15.139071	20.40%	4,152
2018	13.077557	12.574287	-3.85%	22,880
2017	10.887163	13.077557	20.12%	29,104
2016	10.023328	10.887163	8.62%	6,383
2015	10.140998	10.023328	-1.16%	6,383
2014*	10.000000	10.140998	1.41%	8,027
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.120613	45.766195	16.99%	209,912
2019	28.861167	39.120613	35.55%	271,195
2018	29.701051	28.861167	-2.83%	293,719
2017	23.681032	29.701051	25.42%	396,646
2016	23.220151	23.681032	1.98%	466,893
2015	22.443641	23.220151	3.46%	203,552
2014	20.945809	22.443641	7.15%	269,675
2013	15.571403	20.945809	34.51%	241,522
2012	13.322678	15.571403	16.88%	248,691
2011	13.843186	13.322678	-3.76%	240,465
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.180390	30.203158	0.08%	14,282
2019	24.137434	30.180390	25.04%	381,446
2018	27.015636	24.137434	-10.65%	413,537
2017	25.240682	27.015636	7.03%	490,923
2016	21.272530	25.240682	18.65%	502,161
2015	22.554556	21.272530	-5.68%	557,014
2014	20.232022	22.554556	11.48%	557,406
2013	15.567756	20.232022	29.96%	605,830
2012	13.782314	15.567756	12.95%	593,135
2011	13.895869	13.782314	-0.82%	499,233
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.803745	18.04%	1,416,410
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	38.764213	43.278095	11.64%	230,083
2019	31.256919	38.764213	24.02%	236,993
2018	35.739647	31.256919	-12.54%	260,017
2017	31.274224	35.739647	14.28%	305,726
2016	26.340668	31.274224	18.73%	366,775
2015	27.381525	26.340668	-3.80%	357,055
2014	25.353753	27.381525	8.00%	340,255
2013	19.306983	25.353753	31.32%	351,104
2012	16.652215	19.306983	15.94%	387,577
2011	17.311562	16.652215	-3.81%	305,015
26

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.843465	22.288431	-2.43%	133,102
2019	18.687973	22.843465	22.24%	129,916
2018	21.803904	18.687973	-14.29%	159,654
2017	19.404857	21.803904	12.36%	188,478
2016	16.718352	19.404857	16.07%	182,783
2015	17.441873	16.718352	-4.15%	199,486
2014	15.101350	17.441873	15.50%	201,067
2013	11.276879	15.101350	33.91%	202,048
2012	9.820513	11.276879	14.83%	199,695
2011	10.186047	9.820513	-3.59%	177,607
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.669840	46.696296	38.69%	38,381
2019	25.198722	33.669840	33.62%	48,808
2018	27.818148	25.198722	-9.42%	57,375
2017	22.610721	27.818148	23.03%	69,609
2016	21.199435	22.610721	6.66%	76,240
2015	21.365507	21.199435	-0.78%	91,896
2014	21.111083	21.365507	1.21%	73,952
2013	14.858613	21.111083	42.08%	78,229
2012	13.311867	14.858613	11.62%	82,521
2011	13.604002	13.311867	-2.15%	83,152
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.105625	39.472357	3.59%	49,458
2019	32.527733	38.105625	17.15%	47,796
2018	39.768314	32.527733	-18.21%	46,728
2017	37.047779	39.768314	7.34%	57,633
2016	29.880711	37.047779	23.99%	65,199
2015	32.306150	29.880711	-7.51%	63,969
2014	30.657604	32.306150	5.38%	67,351
2013	22.182797	30.657604	38.20%	65,315
2012	18.682235	22.182797	18.74%	65,707
2011	20.019528	18.682235	-6.68%	56,735
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.119650	48.450690	20.77%	51,498
2019	32.426685	40.119650	23.72%	53,002
2018	37.693760	32.426685	-13.97%	52,204
2017	33.735956	37.693760	11.73%	59,937
2016	27.891337	33.735956	20.95%	72,247
2015	28.804598	27.891337	-3.17%	79,249
2014	29.022648	28.804598	-0.75%	88,878
2013	20.921043	29.022648	38.72%	97,779
2012	18.396109	20.921043	13.73%	93,270
2011	19.786128	18.396109	-7.03%	84,033
27

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.994679	23.498621	11.93%	181,474
2019	16.606910	20.994679	26.42%	225,077
2018	17.713896	16.606910	-6.25%	255,810
2017	14.384844	17.713896	23.14%	298,636
2016	12.835420	14.384844	12.07%	328,343
2015	13.161469	12.835420	-2.48%	353,804
2014	12.513978	13.161469	5.17%	437,919
2013	8.833333	12.513978	41.67%	477,117
2012	7.660316	8.833333	15.31%	574,162
2011	8.784988	7.660316	-12.80%	467,362
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.845021	24.436760	11.86%	175,594
2019	17.559196	21.845021	24.41%	219,734
2018	18.902283	17.559196	-7.11%	243,477
2017	16.179428	18.902283	16.83%	304,193
2016	14.887031	16.179428	8.68%	340,416
2015	15.146489	14.887031	-1.71%	350,975
2014	13.886551	15.146489	9.07%	395,737
2013	10.154564	13.886551	36.75%	379,021
2012	9.237127	10.154564	9.93%	419,867
2011	9.674479	9.237127	-4.52%	426,894
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.831310	16.596778	-6.92%	43,104
2019	13.849618	17.831310	28.75%	54,895
2018	14.626461	13.849618	-5.31%	60,155
2017	13.960929	14.626461	4.77%	83,395
2016	13.197146	13.960929	5.79%	92,610
2015	14.173227	13.197146	-6.89%	106,795
2014	11.165751	14.173227	26.93%	310,234
2013	11.015389	11.165751	1.37%	177,299
2012	9.656214	11.015389	14.08%	151,285
2011	9.217325	9.656214	4.76%	115,533
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.749103	24.135179	16.32%	394,744
2019	16.067288	20.749103	29.14%	388,176
2018	17.114133	16.067288	-6.12%	451,160
2017	14.303136	17.114133	19.65%	543,445
2016	13.008544	14.303136	9.95%	437,187
2015	13.056769	13.008544	-0.37%	388,205
2014	11.698844	13.056769	11.61%	256,104
2013*	10.000000	11.698844	16.99%	107,627
28

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.755725	10.916543	1.50%	665,757
2019	10.469473	10.755725	2.73%	693,172
2018	10.521816	10.469473	-0.50%	777,967
2017	10.494294	10.521816	0.26%	913,987
2016	10.373648	10.494294	1.16%	830,712
2015	10.546244	10.373648	-1.64%	843,099
2014	10.632633	10.546244	-0.81%	740,432
2013	10.761332	10.632633	-1.20%	633,189
2012	10.532312	10.761332	2.17%	462,880
2011	10.533921	10.532312	-0.02%	273,637
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.669232	20.808571	17.77%	110,584
2019	14.326130	17.669232	23.34%	117,758
2018	16.373188	14.326130	-12.50%	122,611
2017	14.528012	16.373188	12.70%	172,075
2016	12.177331	14.528012	19.30%	136,517
2015	12.970958	12.177331	-6.12%	130,927
2014	12.569682	12.970958	3.19%	41,494
2013*	10.000000	12.569682	25.70%	16,298
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.284072	36.884903	58.41%	186,557
2019	17.239895	23.284072	35.06%	243,289
2018	18.792777	17.239895	-8.26%	267,964
2017	14.930349	18.792777	25.87%	318,688
2016	14.262772	14.930349	4.68%	340,808
2015	14.500762	14.262772	-1.64%	437,786
2014	14.164867	14.500762	2.37%	369,399
2013	10.354080	14.164867	36.80%	379,697
2012	9.150703	10.354080	13.15%	436,602
2011	9.702858	9.150703	-5.69%	353,919
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	23.108045	23.596291	2.11%	177,173
2019	22.579931	23.108045	2.34%	193,430
2018	22.647761	22.579931	-0.30%	216,907
2017	22.742550	22.647761	-0.42%	260,210
2016	22.763730	22.742550	-0.09%	233,080
2015	23.021249	22.763730	-1.12%	233,536
2014	23.183057	23.021249	-0.70%	276,421
2013	23.344417	23.183057	-0.69%	286,697
2012	22.611361	23.344417	3.24%	293,400
2011	22.842396	22.611361	-1.01%	247,423
29

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.974557	12.753513	6.51%	12,728
2019	10.857233	11.974557	10.29%	19,577
2018	11.634778	10.857233	-6.68%	19,605
2017	10.396674	11.634778	11.91%	15,347
2016	9.329288	10.396674	11.44%	12,390
2015	10.408498	9.329288	-10.37%	9,157
2014	10.497838	10.408498	-0.85%	12,290
2013	10.624494	10.497838	-1.19%	12,495
2012*	10.000000	10.624494	6.24%	4,857
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.364808	11.955126	5.19%	1,268
2019	10.042953	11.364808	13.16%	3,322
2018	10.691884	10.042953	-6.07%	5,421
2017	9.867279	10.691884	8.36%	22,535
2016	8.830153	9.867279	11.75%	19,719
2015	9.163182	8.830153	-3.63%	4,788
2014	9.155270	9.163182	0.09%	59,033
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.099198	13.215187	9.22%	33,132
2019	11.465432	12.099198	5.53%	40,558
2018	12.110606	11.465432	-5.33%	49,268
2017	11.080258	12.110606	9.30%	54,345
2016	10.909064	11.080258	1.57%	59,048
2015	11.907130	10.909064	-8.38%	104,584
2014	12.027758	11.907130	-1.00%	92,221
2013	13.042689	12.027758	-7.78%	232,993
2012	12.557857	13.042689	3.86%	76,856
2011	11.735153	12.557857	7.01%	51,990
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.617299	11.797600	1.55%	3,778,955
2019	11.325917	11.617299	2.57%	3,822,282
2018	11.448769	11.325917	-1.07%	4,447,948
2017	11.455698	11.448769	-0.06%	4,764,018
2016	11.456652	11.455698	-0.01%	4,855,246
2015	11.583367	11.456652	-1.09%	4,714,633
2014	11.648781	11.583367	-0.56%	4,705,797
2013	11.829684	11.648781	-1.53%	4,572,541
2012	11.334165	11.829684	4.37%	4,117,878
2011	11.368465	11.334165	-0.30%	2,850,658
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.363327	10.447536	0.81%	245,049
2019	10.224159	10.363327	1.36%	239,050
2018	10.213804	10.224159	0.10%	213,492
2017	10.114803	10.213804	0.98%	72,961
2016*	10.000000	10.114803	1.15%	21,014
30

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.680251	12.511904	7.12%	2,635,180
2019	10.932460	11.680251	6.84%	2,720,488
2018	11.148048	10.932460	-1.93%	3,311,548
2017	10.775420	11.148048	3.46%	3,281,398
2016	10.642012	10.775420	1.25%	3,266,975
2015	10.746116	10.642012	-0.97%	3,306,085
2014	10.452058	10.746116	2.81%	3,506,326
2013	10.811694	10.452058	-3.33%	3,641,439
2012	10.004024	10.811694	8.07%	3,348,016
2011*	10.000000	10.004024	0.04%	1,729,908
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	21.598420	23.896061	10.64%	2,105
2019	17.484904	21.598420	23.53%	2,075
2018	21.903042	17.484904	-20.17%	840
2017	17.530889	21.903042	24.94%	2,119
2016	18.207858	17.530889	-3.72%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.503863	35.04%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.093974	13.673633	4.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.398632	56.647547	27.59%	52,018
2019	34.971167	44.398632	26.96%	65,039
2018	35.133185	34.971167	-0.46%	69,062
2017	27.959682	35.133185	25.66%	95,254
2016	31.726679	27.959682	-11.87%	115,575
2015	28.580474	31.726679	11.01%	187,162
2014	22.066684	28.580474	29.52%	174,829
2013	14.854028	22.066684	48.56%	176,513
2012	11.488675	14.854028	29.29%	163,255
2011	10.544560	11.488675	8.95%	100,695
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.829420	6.836897	17.28%	138,230
2019	5.294856	5.829420	10.10%	107,591
2018	7.495412	5.294856	-29.36%	162,269
2017	7.746583	7.495412	-3.24%	203,252
2016	5.472537	7.746583	41.55%	115,574
2015	8.353783	5.472537	-34.49%	167,435
2014	10.494193	8.353783	-20.40%	184,170
2013	9.639938	10.494193	8.86%	227,635
2012*	10.000000	9.639938	-3.60%	75,013
31

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	30.202695	35.507375	17.56%	7,068
2019	27.353905	30.202695	10.41%	8,899
2018	38.643925	27.353905	-29.22%	10,200
2017	39.827798	38.643925	-2.97%	12,432
2016	28.077975	39.827798	41.85%	12,944
2015	42.745337	28.077975	-34.31%	16,676
2014	53.536208	42.745337	-20.16%	18,598
2013	49.072107	53.536208	9.10%	21,454
2012	48.091591	49.072107	2.04%	34,819
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.794517	10.489099	-2.83%	0
2019*	10.000000	10.794517	7.95%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.248496	58.008873	55.73%	114,328
2019	30.232592	37.248496	23.21%	149,388
2018	30.237241	30.232592	-0.02%	159,901
2017	24.340346	30.237241	24.23%	219,877
2016	22.887061	24.340346	6.35%	245,693
2015	23.876779	22.887061	-4.15%	313,854
2014	24.654228	23.876779	-3.15%	333,337
2013	16.626985	24.654228	48.28%	252,006
2012	15.617243	16.626985	6.47%	292,717
2011	16.584886	15.617243	-5.83%	243,602
32

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.251363	13.687042	3.29%	1,016
2019	11.673956	13.251363	13.51%	1,016
2018	12.792670	11.673956	-8.74%	1,587
2017	11.359833	12.792670	12.61%	3,156
2016	11.156806	11.359833	1.82%	3,156
2015	11.475907	11.156806	-2.78%	5,203
2014	11.180324	11.475907	2.64%	5,832
2013	10.140494	11.180324	10.25%	4,898
2012*	10.000000	10.140494	1.40%	4,898
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.798591	8.858219	0.68%	563
2019	7.648438	8.798591	15.04%	687
2018*	10.000000	7.648438	-23.52%	869
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	43.405572	44.059882	1.51%	62,752
2019	36.752050	43.405572	18.10%	56,930
2018	44.053137	36.752050	-16.57%	61,115
2017	39.629646	44.053137	11.16%	71,767
2016	32.238653	39.629646	22.93%	78,305
2015	34.705808	32.238653	-7.11%	85,287
2014	32.341074	34.705808	7.31%	94,602
2013	23.855345	32.341074	35.57%	106,490
2012	20.443677	23.855345	16.69%	121,816
2011	22.712719	20.443677	-9.99%	122,598
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.107442	15.223542	7.91%	298,303
2019	13.151463	14.107442	7.27%	316,174
2018	13.740142	13.151463	-4.28%	386,466
2017	13.454783	13.740142	2.12%	422,452
2016	13.085020	13.454783	2.83%	421,914
2015	13.620468	13.085020	-3.93%	434,049
2014	13.386176	13.620468	1.75%	468,885
2013	14.849176	13.386176	-9.85%	506,536
2012	14.038950	14.849176	5.77%	503,801
2011	12.754152	14.038950	10.07%	392,153
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	32.588296	32.455785	-0.41%	74,362
2019	25.648276	32.588296	27.06%	72,975
2018	29.919341	25.648276	-14.28%	91,731
2017	27.248879	29.919341	9.80%	106,198
2016	22.541708	27.248879	20.88%	115,540
2015	23.252270	22.541708	-3.06%	116,802
2014	20.308520	23.252270	14.50%	124,339
2013	15.871948	20.308520	27.95%	129,953
2012	13.864384	15.871948	14.48%	158,475
2011	14.194745	13.864384	-2.33%	136,952
33

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	35.183379	34.943443	-0.68%	706
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.679779	12.311319	5.41%	5,510
2019	10.323351	11.679779	13.14%	17,186
2018	10.793182	10.323351	-4.35%	4,912
2017	10.232765	10.793182	5.48%	10,408
2016	9.207819	10.232765	11.13%	702
2015*	10.000000	9.207819	-7.92%	406
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.551241	11.280865	6.92%	32,952
2019	9.814207	10.551241	7.51%	31,702
2018	10.036898	9.814207	-2.22%	32,113
2017	9.872784	10.036898	1.66%	18,879
2016	9.782161	9.872784	0.93%	17,308
2015*	10.000000	9.782161	-2.18%	15,765
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.649349	14.944785	2.02%	23,591
2019	11.668206	14.649349	25.55%	58,450
2018	12.795882	11.668206	-8.81%	19,135
2017	11.151274	12.795882	14.75%	28,680
2016	9.754172	11.151274	14.32%	27,257
2015*	10.000000	9.754172	-2.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.879455	21.258393	18.90%	311,669
2019	15.414754	17.879455	15.99%	346,116
2018	16.934247	15.414754	-8.97%	360,594
2017	15.118854	16.934247	12.01%	425,474
2016	14.785838	15.118854	2.25%	497,202
2015	15.162806	14.785838	-2.49%	550,908
2014	15.101908	15.162806	0.40%	565,583
2013	13.400106	15.101908	12.70%	594,293
2012	12.371587	13.400106	8.31%	604,138
2011	13.034055	12.371587	-5.08%	497,748
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.164430	13.984301	6.23%	17,686
2019	11.150874	13.164430	18.06%	19,842
2018	13.427947	11.150874	-16.96%	19,453
2017	11.849602	13.427947	13.32%	17,146
2016	10.442149	11.849602	13.48%	13,341
2015	10.874804	10.442149	-3.98%	15,129
2014*	10.000000	10.874804	8.75%	4,743
34

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	48.778307	53.157559	8.98%	76,465
2019	40.520388	48.778307	20.38%	76,001
2018	45.197767	40.520388	-10.35%	77,043
2017	40.820944	45.197767	10.72%	79,437
2016	32.960905	40.820944	23.85%	92,047
2015	34.260992	32.960905	-3.79%	87,454
2014	33.088129	34.260992	3.54%	99,879
2013	23.872229	33.088129	38.61%	110,661
2012	20.940231	23.872229	14.00%	113,097
2011	21.139501	20.940231	-0.94%	103,403
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	39.042405	45.268756	15.95%	119,598
2019	30.293514	39.042405	28.88%	130,237
2018	32.326788	30.293514	-6.29%	150,796
2017	27.074477	32.326788	19.40%	171,421
2016	24.663825	27.074477	9.77%	193,098
2015	24.823836	24.663825	-0.64%	216,025
2014	22.281987	24.823836	11.41%	238,331
2013	17.175596	22.281987	29.73%	256,588
2012	15.100981	17.175596	13.74%	252,060
2011	15.086015	15.100981	0.10%	196,704
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	34.851518	42.355024	21.53%	71,886
2019	26.058128	34.851518	33.75%	86,043
2018	28.480106	26.058128	-8.50%	103,440
2017	22.764077	28.480106	25.11%	128,683
2016	21.470768	22.764077	6.02%	156,849
2015	22.405778	21.470768	-4.17%	171,999
2014	21.095858	22.405778	6.21%	191,402
2013	17.725526	21.095858	19.01%	239,886
2012	16.339629	17.725526	8.48%	254,707
2011	15.254750	16.339629	7.11%	213,695
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.062411	11.583690	4.71%	3,813
2019	9.638360	11.062411	14.77%	0
2018	10.193589	9.638360	-5.45%	0
2017*	10.000000	10.193589	1.94%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.131929	16.507607	-3.64%	16,072
2019	13.617971	17.131929	25.80%	16,587
2018	16.647301	13.617971	-18.20%	26,863
2017	15.122034	16.647301	10.09%	34,398
2016	11.711151	15.122034	29.13%	35,202
2015	12.710932	11.711151	-7.87%	16,774
2014	12.218031	12.710932	4.03%	30,222
2013*	10.000000	12.218031	22.18%	1,989
35

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.028815	11.080564	0.47%	26,805
2019	10.456565	11.028815	5.47%	68,954
2018	10.625809	10.456565	-1.59%	100,887
2017	10.428192	10.625809	1.90%	50,785
2016	9.717260	10.428192	7.32%	41,552
2015	9.964097	9.717260	-2.48%	11,874
2014	10.058270	9.964097	-0.94%	46,471
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.478045	13.507789	28.92%	636
2019	8.233851	10.478045	27.26%	0
2018*	10.000000	8.233851	-17.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.397354	20.339562	10.56%	200,302
2019	16.136094	18.397354	14.01%	212,190
2018	17.112479	16.136094	-5.71%	215,442
2017	15.401425	17.112479	11.11%	237,904
2016	14.858201	15.401425	3.66%	264,229
2015	15.164901	14.858201	-2.02%	271,099
2014	14.773700	15.164901	2.65%	276,367
2013	13.250120	14.773700	11.50%	322,741
2012	12.055916	13.250120	9.91%	317,505
2011	12.291637	12.055916	-1.92%	272,152
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.099016	22.712026	13.00%	643,034
2019	17.021396	20.099016	18.08%	706,391
2018	18.400443	17.021396	-7.49%	829,823
2017	16.067226	18.400443	14.52%	939,787
2016	15.416643	16.067226	4.22%	1,020,728
2015	15.723594	15.416643	-1.95%	1,072,676
2014	15.261712	15.723594	3.03%	1,120,299
2013	13.399134	15.261712	13.90%	1,181,587
2012	12.031099	13.399134	11.37%	1,138,264
2011	12.367484	12.031099	-2.72%	881,854
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.171738	25.473976	14.89%	17,180
2019	18.136290	22.171738	22.25%	19,260
2018	20.027156	18.136290	-9.44%	19,369
2017	16.845263	20.027156	18.89%	25,447
2016	16.076388	16.845263	4.78%	25,580
2015	16.408113	16.076388	-2.02%	25,705
2014	15.903619	16.408113	3.17%	26,758
2013	13.298675	15.903619	19.59%	26,897
2012	11.722046	13.298675	13.45%	23,656
2011	12.246674	11.722046	-4.28%	3,015
36

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.715224	16.498807	20.30%	50,598
2019	11.218659	13.715224	22.25%	54,815
2018	11.919833	11.218659	-5.88%	52,216
2017	10.421293	11.919833	14.38%	17,400
2016*	10.000000	10.421293	4.21%	18,482
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	44.517136	57.107169	28.28%	79
2019	34.427725	44.517136	29.31%	79
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.474088	8.907730	-33.89%	39,769
2019	12.455605	13.474088	8.18%	41,572
2018	16.809862	12.455605	-25.90%	57,285
2017	17.552257	16.809862	-4.23%	64,809
2016	13.346796	17.552257	31.51%	71,824
2015	17.098213	13.346796	-21.94%	71,016
2014	19.899161	17.098213	-14.08%	52,938
2013	16.272913	19.899161	22.28%	52,640
2012	15.774479	16.272913	3.16%	48,091
2011	16.892576	15.774479	-6.62%	37,203
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	31.601536	33.132295	4.84%	136,674
2019	25.240716	31.601536	25.20%	143,675
2018	28.019440	25.240716	-9.92%	162,859
2017	25.250638	28.019440	10.97%	192,535
2016	21.777475	25.250638	15.95%	205,084
2015	23.087678	21.777475	-5.67%	237,030
2014	21.607082	23.087678	6.85%	212,289
2013	17.160639	21.607082	25.91%	239,342
2012	14.884062	17.160639	15.30%	249,880
2011	15.011946	14.884062	-0.85%	229,336
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.759433	15.642048	5.98%	20,054
2019	11.554690	14.759433	27.74%	18,416
2018	12.919269	11.554690	-10.56%	21,849
2017	11.247098	12.919269	14.87%	5,158
2016*	10.000000	11.247098	12.47%	3,988
37

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	44.520221	62.950632	41.40%	133,361
2019	33.735838	44.520221	31.97%	174,241
2018	34.401217	33.735838	-1.93%	187,404
2017	25.904429	34.401217	32.80%	216,783
2016	26.153997	25.904429	-0.95%	247,057
2015	24.837424	26.153997	5.30%	253,812
2014	22.714143	24.837424	9.35%	229,903
2013	16.955741	22.714143	33.96%	195,995
2012	15.047317	16.955741	12.68%	211,659
2011	15.280943	15.047317	-1.53%	202,093
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	15.257639	16.405947	7.53%	352,174
2019	14.158474	15.257639	7.76%	387,116
2018	14.489338	14.158474	-2.28%	401,586
2017	14.144731	14.489338	2.44%	424,895
2016	13.744097	14.144731	2.91%	431,525
2015	14.072984	13.744097	-2.34%	451,148
2014	13.527342	14.072984	4.03%	481,014
2013	14.023325	13.527342	-3.54%	501,089
2012	13.481898	14.023325	4.02%	470,391
2011	12.787043	13.481898	5.43%	332,731
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.756014	55.444478	16.10%	114,115
2019	39.362126	47.756014	21.32%	122,046
2018	46.892314	39.362126	-16.06%	127,333
2017	39.493541	46.892314	18.73%	150,807
2016	35.822143	39.493541	10.25%	166,733
2015	36.969835	35.822143	-3.10%	183,281
2014	35.397752	36.969835	4.44%	198,566
2013	26.449304	35.397752	33.83%	217,200
2012	23.439599	26.449304	12.84%	240,637
2011	26.692806	23.439599	-12.19%	222,108
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	28.145248	31.973982	13.60%	52,706
2019	22.410688	28.145248	25.59%	59,818
2018	26.787398	22.410688	-16.34%	64,140
2017	20.920479	26.787398	28.04%	62,386
2016	22.419319	20.920479	-6.69%	75,109
2015	22.034401	22.419319	1.75%	78,342
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.754409	12.628030	-8.19%	1,769
2019	11.357417	13.754409	21.11%	4,611
2018	12.327091	11.357417	-7.87%	2,290
2017	12.059454	12.327091	2.22%	550
38

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.910328	16.411371	10.07%	66,211
2019	12.629296	14.910328	18.06%	88,472
2018	14.192095	12.629296	-11.01%	88,065
2017	12.866376	14.192095	10.30%	96,012
2016	11.540652	12.866376	11.49%	114,433
2015	12.492611	11.540652	-7.62%	141,613
2014	12.331646	12.492611	1.31%	142,628
2013	10.114985	12.331646	21.91%	147,199
2012	8.904117	10.114985	13.60%	144,465
2011	9.181002	8.904117	-3.02%	116,472
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.054677	17.907212	-0.82%	92,115
2019	15.793369	18.054677	14.32%	113,131
2018	16.756432	15.793369	-5.75%	135,363
2017	15.510527	16.756432	8.03%	157,149
2016	13.809495	15.510527	12.32%	179,881
2015	15.083890	13.809495	-8.45%	239,967
2014	14.637928	15.083890	3.05%	265,821
2013	13.042512	14.637928	12.23%	286,104
2012	11.754372	13.042512	10.96%	280,159
2011	11.655097	11.754372	0.85%	228,011
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	44.206298	45.802598	3.61%	30,094
2019	35.520487	44.206298	24.45%	31,387
2018	41.394850	35.520487	-14.19%	34,283
2017	37.978092	41.394850	9.00%	39,619
2016	29.614719	37.978092	28.24%	44,697
2015	32.463879	29.614719	-8.78%	52,752
2014	32.771185	32.463879	-0.94%	56,104
2013	24.420447	32.771185	34.20%	57,753
2012	20.942325	24.420447	16.61%	71,125
2011	22.091312	20.942325	-5.20%	74,791
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.458727	8.824779	-6.70%	129,565
2019	9.413283	9.458727	0.48%	159,134
2018	9.375742	9.413283	0.40%	171,580
2017	9.338287	9.375742	0.40%	156,447
2016	9.209481	9.338287	1.40%	165,845
2015	9.770332	9.209481	-5.74%	276,831
2014	9.740559	9.770332	0.31%	283,279
39

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.904458	13.233759	2.55%	0
2019	11.703917	12.904458	10.26%	0
2018	12.421727	11.703917	-5.78%	0
2017	11.148591	12.421727	11.42%	0
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.068356	10.583722	5.12%	18,385
2019	9.393040	10.068356	7.19%	18,385
2018*	10.000000	9.393040	-6.07%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.907553	10.479943	5.78%	0
2019	9.578255	9.907553	3.44%	0
2018	10.244811	9.578255	-6.51%	0
2017	10.031763	10.244811	2.12%	0
2016	10.233604	10.031763	-1.97%	0
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.642517	46.43%	22,121
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	44.469364	55.776776	25.43%	19,715
2019	34.343909	44.469364	29.48%	23,112
2018	40.262527	34.343909	-14.70%	27,748
2017	29.983699	40.262527	34.28%	30,646
2016	30.486943	29.983699	-1.65%	29,889
2015	29.854846	30.486943	2.12%	31,619
2014	29.698897	29.854846	0.53%	31,385
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	35.324393	39.559159	11.99%	49,490
2019	27.222507	35.324393	29.76%	55,324
2018	30.074716	27.222507	-9.48%	62,850
2017	26.176685	30.074716	14.89%	78,181
2016	23.876535	26.176685	9.63%	86,498
2015	23.509733	23.876535	1.56%	95,122
2014	21.619216	23.509733	8.74%	103,169
2013	16.698524	21.619216	29.47%	110,641
2012	14.538622	16.698524	14.86%	116,825
2011	14.806138	14.538622	-1.81%	103,021
40

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.435223	17.635963	7.31%	5,377
2019	13.344408	16.435223	23.16%	5,080
2018	15.326642	13.344408	-12.93%	6,238
2017	13.570814	15.326642	12.94%	6,410
2016	12.174429	13.570814	11.47%	6,988
2015	12.912582	12.174429	-5.72%	7,292
2014	12.584499	12.912582	2.61%	6,837
2013	9.945246	12.584499	26.54%	4,192
2012*	10.000000	9.945246	-0.55%	2,194
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	46.930588	55.303727	17.84%	33,206
2019	37.773660	46.930588	24.24%	35,112
2018	42.870213	37.773660	-11.89%	38,533
2017	38.206492	42.870213	12.21%	42,641
2016	32.961659	38.206492	15.91%	49,801
2015	35.635188	32.961659	-7.50%	61,134
2014	32.401575	35.635188	9.98%	54,067
2013	23.392100	32.401575	38.52%	53,247
2012	20.182810	23.392100	15.90%	57,774
2011	20.989731	20.182810	-3.84%	57,121
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.921061	13.020803	19.23%	66,663
2019	8.665246	10.921061	26.03%	72,131
2018	10.936231	8.665246	-20.77%	74,751
2017	8.780309	10.936231	24.55%	71,841
2016	9.162447	8.780309	-4.17%	72,424
2015	9.021770	9.162447	1.56%	50,625
2014*	10.000000	9.021770	-9.78%	8,868
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.646171	19.793670	12.17%	267,211
2019	14.711081	17.646171	19.95%	279,417
2018	15.795509	14.711081	-6.87%	299,222
2017	13.557910	15.795509	16.50%	339,446
2016	14.126617	13.557910	-4.03%	369,613
2015	15.647829	14.126617	-9.72%	480,827
2014	16.769076	15.647829	-6.69%	518,973
2013	13.605136	16.769076	23.26%	570,730
2012	11.590239	13.605136	17.38%	579,028
2011	12.680130	11.590239	-8.60%	472,112
41

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.799771	14.412108	4.44%	8,739
2019	12.599668	13.799771	9.52%	17,603
2018	13.069000	12.599668	-3.59%	39,435
2017	12.436864	13.069000	5.08%	53,057
2016	10.866746	12.436864	14.45%	67,402
2015	11.799816	10.866746	-7.91%	76,134
2014	11.755603	11.799816	0.38%	92,183
2013	10.800595	11.755603	8.84%	72,446
2012*	10.000000	10.800595	8.01%	31,570
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.174772	32.545592	46.77%	24,930
2019	16.320329	22.174772	35.87%	29,770
2018	16.579945	16.320329	-1.57%	39,654
2017	13.264130	16.579945	25.00%	23,012
2016	12.689521	13.264130	4.53%	25,005
2015	13.673097	12.689521	-7.19%	27,572
2014	12.868630	13.673097	6.25%	24,628
2013	10.054450	12.868630	27.99%	23,687
2012*	10.000000	10.054450	0.54%	17,548
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.484294	11.385710	8.60%	27,553
2019	9.740272	10.484294	7.64%	22,238
2018	10.018299	9.740272	-2.78%	22,649
2017	9.840496	10.018299	1.81%	19,442
2016	9.772826	9.840496	0.69%	12,048
2015*	10.000000	9.772826	-2.27%	1,718
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	56.689491	77.636550	36.95%	43,316
2019	42.054641	56.689491	34.80%	55,036
2018	41.977201	42.054641	0.18%	67,537
2017	32.781337	41.977201	28.05%	78,250
2016	32.645068	32.781337	0.42%	90,154
2015	29.607804	32.645068	10.26%	101,855
2014	27.712084	29.607804	6.84%	120,778
2013	21.494993	27.712084	28.92%	134,556
2012	17.619325	21.494993	22.00%	155,579
2011	19.221411	17.619325	-8.33%	134,758
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.424228	49.625000	48.47%	74,581
2019	23.431298	33.424228	42.65%	82,625
2018	23.575829	23.431298	-0.61%	95,136
2017	16.515750	23.575829	42.75%	98,399
2016	14.726675	16.515750	12.15%	100,389
2015	14.287203	14.726675	3.08%	99,103
2014	13.264828	14.287203	7.71%	101,719
2013	9.946570	13.264828	33.36%	102,391
2012*	10.000000	9.946570	-0.53%	97,778
42

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	32.718619	37.391516	14.28%	7,082
2019	26.215527	32.718619	24.81%	7,842
2018	31.364673	26.215527	-16.42%	8,801
2017	24.342252	31.364673	28.85%	8,506
2016	26.488693	24.342252	-8.10%	13,265
2015	29.488521	26.488693	-10.17%	12,823
2014	34.059408	29.488521	-13.42%	16,873
2013	30.256865	34.059408	12.57%	18,980
2012	27.141314	30.256865	11.48%	21,321
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.166764	9.886547	-2.76%	14,219
2019	8.736597	10.166764	16.37%	14,362
2018	10.891574	8.736597	-19.79%	13,592
2017	8.649942	10.891574	25.91%	17,888
2016	7.270472	8.649942	18.97%	17,503
2015	9.233048	7.270472	-21.26%	3,072
2014	9.829484	9.233048	-6.07%	1,633
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.608237	11.225162	5.82%	24,912
2019	9.934312	10.608237	6.78%	24,350
2018	10.191052	9.934312	-2.52%	29,428
2017	9.960942	10.191052	2.31%	21,699
2016*	10.000000	9.960942	-0.39%	8,124
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.417151	32.146690	43.40%	14,004
2019	16.109335	22.417151	39.16%	18,040
2018	16.641860	16.109335	-3.20%	16,118
2017	13.373104	16.641860	24.44%	12,204
2016	12.478260	13.373104	7.17%	11,164
2015	12.946089	12.478260	-3.61%	12,580
2014	14.208095	12.946089	-8.88%	10,968
2013	10.214213	14.208095	39.10%	12,780
2012*	10.000000	10.214213	2.14%	3,247
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	39.562265	40.223780	1.67%	134,925
2019	31.013786	39.562265	27.56%	139,955
2018	35.126836	31.013786	-11.71%	176,822
2017	30.388282	35.126836	15.59%	204,242
2016	27.114479	30.388282	12.07%	225,838
2015	27.786939	27.114479	-2.42%	230,859
2014	25.598429	27.786939	8.55%	244,692
2013	19.165838	25.598429	33.56%	244,932
2012	16.791481	19.165838	14.14%	241,855
2011	17.126545	16.791481	-1.96%	209,097
43

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.843275	12.336214	13.77%	0
2019*	10.000000	10.843275	8.43%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.874053	25.899662	18.40%	196,038
2019	17.673368	21.874053	23.77%	245,910
2018	19.876965	17.673368	-11.09%	276,884
2017	15.911391	19.876965	24.92%	306,399
2016	15.555483	15.911391	2.29%	328,452
2015	14.853591	15.555483	4.73%	361,086
2014	14.910887	14.853591	-0.38%	351,410
2013	11.860324	14.910887	25.72%	346,512
2012	10.386610	11.860324	14.19%	325,334
2011	10.735263	10.386610	-3.25%	245,977
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.304461	33.04%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.616530	36.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.784292	11.440857	-2.91%	127
2019	9.356373	11.784292	25.95%	0
2018	10.313322	9.356373	-9.28%	0
2017	9.302939	10.313322	10.86%	2,783
2016	8.214694	9.302939	13.25%	3,822
2015*	10.000000	8.214694	-17.85%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.553165	24.231153	12.43%	25,784
2019	17.646031	21.553165	22.14%	29,514
2018	19.302482	17.646031	-8.58%	32,309
2017	16.674424	19.302482	15.76%	33,414
2016	15.249567	16.674424	9.34%	45,239
2015	16.677082	15.249567	-8.56%	50,411
2014	17.287894	16.677082	-3.53%	77,205
2013	13.304255	17.287894	29.94%	131,756
2012	11.014999	13.304255	20.78%	112,399
2011	11.285203	11.014999	-2.39%	98,255
44

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.352209	19.827640	48.50%	80,662
2019	10.204565	13.352209	30.85%	109,741
2018	12.433532	10.204565	-17.93%	132,884
2017	10.054717	12.433532	23.66%	139,768
2016	10.466118	10.054717	-3.93%	156,737
2015	10.695524	10.466118	-2.14%	169,181
2014	11.007230	10.695524	-2.83%	179,349
2013	9.229482	11.007230	19.26%	31,840
2013	9.229482	11.007230	19.26%	169,166
2012	8.111439	9.229482	13.78%	164,813
2011	9.111599	8.111439	-10.98%	140,375
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.565963	21.584686	10.32%	8,436,194
2019	16.445997	19.565963	18.97%	9,504,813
2018	17.572831	16.445997	-6.41%	10,722,939
2017	15.406496	17.572831	14.06%	12,218,216
2016	14.349082	15.406496	7.37%	12,763,411
2015	14.425632	14.349082	-0.53%	13,169,101
2014	13.949176	14.425632	3.42%	13,578,283
2013	11.486841	13.949176	21.44%	13,706,868
2012	10.078216	11.486841	13.98%	13,417,447
2011	10.137186	10.078216	-0.58%	11,076,460
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.232788	13.158547	7.57%	2,902,274
2019	11.395394	12.232788	7.35%	3,138,533
2018	11.695426	11.395394	-2.57%	3,737,376
2017	11.503572	11.695426	1.67%	4,130,698
2016	11.376737	11.503572	1.11%	3,924,385
2015	11.576733	11.376737	-1.73%	4,068,327
2014	11.195652	11.576733	3.40%	4,195,282
2013	11.666419	11.195652	-4.04%	4,209,222
2012	11.284076	11.666419	3.39%	3,721,701
2011	10.835256	11.284076	4.14%	3,013,590
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.144363	30.900329	27.98%	195,038
2019	18.186832	24.144363	32.76%	242,144
2018	20.386306	18.186832	-10.79%	288,953
2017	15.802297	20.386306	29.01%	307,735
2016	16.012287	15.802297	-1.31%	320,575
2015	15.257817	16.012287	4.94%	353,917
2014	15.210958	15.257817	0.31%	335,314
2013	12.004302	15.210958	26.71%	366,977
2012	9.982671	12.004302	20.25%	371,634
2011	11.174715	9.982671	-10.67%	295,529
45

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.974621	38.760720	49.23%	245,945
2019	20.240195	25.974621	28.33%	322,876
2018	20.685959	20.240195	-2.15%	400,550
2017	16.432296	20.685959	25.89%	469,154
2016	15.295493	16.432296	7.43%	501,815
2015	14.590661	15.295493	4.83%	523,493
2014	13.707124	14.590661	6.45%	582,687
2013	10.736608	13.707124	27.67%	654,772
2012	9.284769	10.736608	15.64%	643,435
2011	9.889514	9.284769	-6.12%	557,621
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.714411	23.072122	11.38%	1,864,771
2019	16.734584	20.714411	23.78%	2,154,329
2018	17.370424	16.734584	-3.66%	2,466,096
2017	14.462890	17.370424	20.10%	3,173,157
2016	13.217109	14.462890	9.43%	3,610,753
2015	13.274140	13.217109	-0.43%	3,847,343
2014	12.225884	13.274140	8.57%	4,174,047
2013	9.334537	12.225884	30.97%	4,494,462
2012	8.095662	9.334537	15.30%	4,970,058
2011	8.406630	8.095662	-3.70%	4,367,331
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.956671	17.380437	2.50%	317,407
2019	15.769078	16.956671	7.53%	355,148
2018	16.395016	15.769078	-3.82%	439,363
2017	15.652937	16.395016	4.74%	474,385
2016	14.625971	15.652937	7.02%	477,000
2015	15.290661	14.625971	-4.35%	485,428
2014	14.943173	15.290661	2.33%	506,349
2013	15.343265	14.943173	-2.61%	502,176
2012	13.877508	15.343265	10.56%	411,130
2011	13.347795	13.877508	3.97%	339,977
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	35.543691	38.530152	8.40%	26,101
2019	27.967990	35.543691	27.09%	26,633
2018	28.475291	27.967990	-1.78%	26,989
2017	24.040613	28.475291	18.45%	28,378
2016	21.955863	24.040613	9.50%	29,850
2015	22.143658	21.955863	-0.85%	30,541
2014	20.105154	22.143658	10.14%	30,973
2013	15.606084	20.105154	28.83%	32,398
2012	13.917143	15.606084	12.14%	24,367
2011	14.075410	13.917143	-1.12%	10,342
46

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	35.170484	35.802589	1.80%	96,125
2019	28.113688	35.170484	25.10%	90,119
2018	30.845341	28.113688	-8.86%	108,966
2017	26.607320	30.845341	15.93%	127,738
2016	22.974020	26.607320	15.81%	148,429
2015	24.949517	22.974020	-7.92%	165,718
2014	23.253744	24.949517	7.29%	187,205
2013	17.448408	23.253744	33.27%	226,829
2012	14.990766	17.448408	16.39%	235,318
2011	15.616731	14.990766	-4.01%	243,096
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.196512	12.632888	12.83%	0
2019	9.889064	11.196512	13.22%	0
2018	10.969763	9.889064	-9.85%	0
2017	9.402992	10.969763	16.66%	0
2016	9.270047	9.402992	1.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.577464	18.379622	10.87%	17,581
2019	13.576843	16.577464	22.10%	34,018
2018	15.444374	13.576843	-12.09%	39,035
2017	13.087676	15.444374	18.01%	39,044
2016	12.260961	13.087676	6.74%	18,957
2015	12.669896	12.260961	-3.23%	31,277
2014	12.309310	12.669896	2.93%	67,715
2013	9.651801	12.309310	27.53%	55,580
2012	8.436374	9.651801	14.41%	59,728
2011	9.148112	8.436374	-7.78%	57,577
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.876760	16.072088	8.03%	3,836,951
2019	13.000006	14.876760	14.44%	4,193,494
2018	14.076568	13.000006	-7.65%	4,809,632
2017	12.753355	14.076568	10.38%	5,263,176
2016	12.201732	12.753355	4.52%	5,813,264
2015	12.520180	12.201732	-2.54%	6,105,165
2014	12.187106	12.520180	2.73%	6,696,814
2013	10.790994	12.187106	12.94%	6,936,968
2012	9.864594	10.790994	9.39%	7,158,427
2011	10.151038	9.864594	-2.82%	5,570,027
47

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.021452	17.590750	9.79%	7,043,574
2019	13.527410	16.021452	18.44%	7,721,484
2018	14.954874	13.527410	-9.55%	8,748,497
2017	13.109852	14.954874	14.07%	9,736,047
2016	12.400975	13.109852	5.72%	10,523,669
2015	12.759356	12.400975	-2.81%	10,908,927
2014	12.372459	12.759356	3.13%	11,092,088
2013	10.359815	12.372459	19.43%	11,050,988
2012	9.255266	10.359815	11.93%	10,699,235
2011	9.731444	9.255266	-4.89%	9,501,807
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.029277	13.808309	5.98%	1,277,740
2019	11.952312	13.029277	9.01%	1,240,670
2018	12.459936	11.952312	-4.07%	1,382,962
2017	11.892951	12.459936	4.77%	1,556,837
2016	11.541168	11.892951	3.05%	1,763,920
2015	11.803545	11.541168	-2.22%	2,133,677
2014	11.596375	11.803545	1.79%	2,054,612
2013	11.219522	11.596375	3.36%	2,091,603
2012	10.596201	11.219522	5.88%	2,403,157
2011	10.607527	10.596201	-0.11%	1,689,468
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.393766	12.823349	3.47%	11,735
2019	11.051554	12.393766	12.15%	12,457
2018	12.066988	11.051554	-8.41%	13,207
2017	10.674097	12.066988	13.05%	18,359
2016	10.265765	10.674097	3.98%	14,136
2015	10.889702	10.265765	-5.73%	14,028
2014	10.811191	10.889702	0.73%	4,723
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.893495	13.634747	5.75%	74,816
2019	11.341513	12.893495	13.68%	82,239
2018	12.391690	11.341513	-8.47%	106,891
2017	10.679797	12.391690	16.03%	144,988
2016	10.207837	10.679797	4.62%	138,960
2015	10.894591	10.207837	-6.30%	89,756
2014	10.949532	10.894591	-0.50%	49,392
2013*	10.000000	10.949532	9.50%	0
48

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.499487	16.898996	9.03%	5,555,670
2019	13.318875	15.499487	16.37%	6,066,215
2018	14.554241	13.318875	-8.49%	6,915,800
2017	12.964251	14.554241	12.26%	7,921,310
2016	12.330186	12.964251	5.14%	8,517,942
2015	12.652825	12.330186	-2.55%	8,938,169
2014	12.284112	12.652825	3.00%	9,466,445
2013	10.586292	12.284112	16.04%	9,843,974
2012	9.564729	10.586292	10.68%	9,765,000
2011	9.941983	9.564729	-3.79%	8,508,515
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.284802	18.007137	10.58%	146,765
2019	13.525844	16.284802	20.40%	146,274
2018	15.175152	13.525844	-10.87%	147,391
2017	13.047898	15.175152	16.30%	177,940
2016	12.311451	13.047898	5.98%	183,259
2015	12.690284	12.311451	-2.99%	205,408
2014	12.321460	12.690284	2.99%	210,799
2013	10.065473	12.321460	22.41%	212,181
2012	8.918301	10.065473	12.86%	196,894
2011	9.497527	8.918301	-6.10%	133,587
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.354656	15.419687	7.42%	1,308,299
2019	12.749829	14.354656	12.59%	1,460,545
2018	13.592532	12.749829	-6.20%	1,669,991
2017	12.557554	13.592532	8.24%	1,849,400
2016	12.026908	12.557554	4.41%	2,035,992
2015	12.341521	12.026908	-2.55%	2,225,158
2014	12.038041	12.341521	2.52%	2,216,444
2013	10.986603	12.038041	9.57%	2,327,206
2012	10.136240	10.986603	8.39%	2,468,131
2011	10.318164	10.136240	-1.76%	2,046,200
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.409950	15.965023	3.60%	298,003
2019	13.907986	15.409950	10.80%	309,575
2018	16.748820	13.907986	-16.96%	316,078
2017	13.855431	16.748820	20.88%	337,839
2016	13.910722	13.855431	-0.40%	361,836
2015	14.696173	13.910722	-5.34%	379,123
2014	16.243345	14.696173	-9.52%	366,437
2013	13.731408	16.243345	18.29%	350,129
2012	11.659822	13.731408	17.77%	382,293
2011	13.516785	11.659822	-13.74%	351,015
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.745533	17.46%	111,813
49

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.208778	13.891755	5.17%	62,892
2019	12.336915	13.208778	7.07%	63,330
2018	12.612591	12.336915	-2.19%	61,451
2017	12.290443	12.612591	2.62%	79,620
2016	11.882352	12.290443	3.43%	93,704
2015	12.170461	11.882352	-2.37%	95,402
2014	11.803521	12.170461	3.11%	91,977
2013	12.243899	11.803521	-3.60%	102,391
2012	11.565384	12.243899	5.87%	100,705
2011	11.051586	11.565384	4.65%	78,526
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.088356	15.131534	7.40%	107,130
2019	13.050835	14.088356	7.95%	110,682
2018	13.446111	13.050835	-2.94%	123,561
2017	13.154782	13.446111	2.21%	154,888
2016	12.923440	13.154782	1.79%	169,559
2015	13.188452	12.923440	-2.01%	167,918
2014	12.766100	13.188452	3.31%	178,394
2013	13.231603	12.766100	-3.52%	173,792
2012	12.540931	13.231603	5.51%	165,384
2011	12.005371	12.540931	4.46%	116,665
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.583779	10.815150	2.19%	0
2019	10.081024	10.583779	4.99%	0
2018*	10.000000	10.081024	0.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	36.208667	40.301163	11.30%	36,344
2019	29.967817	36.208667	20.83%	39,371
2018	36.950581	29.967817	-18.90%	44,137
2017	26.562104	36.950581	39.11%	51,807
2016	25.089180	26.562104	5.87%	46,262
2015	30.407499	25.089180	-17.49%	55,449
2014	32.747134	30.407499	-7.14%	53,563
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.721091	25.815029	4.43%	20,294
2019	21.873267	24.721091	13.02%	22,581
2018	22.894825	21.873267	-4.46%	30,123
2017	21.771415	22.894825	5.16%	31,951
2016	19.361187	21.771415	12.45%	38,614
2015	20.182268	19.361187	-4.07%	41,818
2014	19.980044	20.182268	1.01%	46,691
50

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.089990	13.677935	4.49%	58,251
2019	12.505208	13.089990	4.68%	62,586
2018	12.702788	12.505208	-1.56%	96,644
2017	12.632400	12.702788	0.56%	109,610
2016	12.729829	12.632400	-0.77%	109,888
2015	12.937757	12.729829	-1.61%	188,258
2014	12.560856	12.937757	3.00%	124,485
2013	13.291183	12.560856	-5.49%	131,521
2012	13.093826	13.291183	1.51%	114,571
2011	12.393502	13.093826	5.65%	95,606
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.341423	9.223704	-1.26%	760,385
2019	9.317698	9.341423	0.25%	666,719
2018	9.330622	9.317698	-0.14%	727,228
2017	9.432569	9.330622	-1.08%	714,908
2016	9.575089	9.432569	-1.49%	758,334
2015	9.720901	9.575089	-1.50%	632,325
2014	9.868932	9.720901	-1.50%	774,634
2013	10.019216	9.868932	-1.50%	693,802
2012	10.172213	10.019216	-1.50%	975,207
2011	10.326678	10.172213	-1.50%	489,349
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.250978	10.873190	6.07%	53,264
2019	8.751811	10.250978	17.13%	63,604
2018	10.429714	8.751811	-16.09%	91,376
2017	8.332151	10.429714	25.17%	105,466
2016	8.405428	8.332151	-0.87%	125,911
2015	8.817441	8.405428	-4.67%	119,361
2014	9.016627	8.817441	-2.21%	131,289
2013	7.786405	9.016627	15.80%	111,569
2012	6.860618	7.786405	13.49%	126,557
2011	7.738784	6.860618	-11.35%	119,623
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.513792	12.149380	5.52%	85,676
2019	9.644328	11.513792	19.38%	72,662
2018	11.402898	9.644328	-15.42%	104,927
2017	9.301272	11.402898	22.60%	95,874
2016	9.393399	9.301272	-0.98%	94,500
2015	9.670779	9.393399	-2.87%	99,473
2014	10.465650	9.670779	-7.60%	89,210
2013	8.780151	10.465650	19.20%	87,582
2012	7.540827	8.780151	16.43%	55,973
2011	8.784189	7.540827	-14.15%	54,856
51

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	32.596637	36.222769	11.12%	36,097
2019	26.745698	32.596637	21.88%	37,104
2018	29.793487	26.745698	-10.23%	40,123
2017	25.539133	29.793487	16.66%	77,340
2016	23.684562	25.539133	7.83%	83,382
2015	24.287676	23.684562	-2.48%	83,978
2014	23.486640	24.287676	3.41%	102,916
2013	18.738447	23.486640	25.34%	113,607
2012	16.414092	18.738447	14.16%	107,837
2011	17.345471	16.414092	-5.37%	91,759
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.432653	19.863986	7.77%	1,863,942
2019	16.224333	18.432653	13.61%	1,995,755
2018	17.312336	16.224333	-6.28%	2,305,040
2017	15.814908	17.312336	9.47%	2,523,277
2016	15.103185	15.814908	4.71%	2,694,849
2015	15.359866	15.103185	-1.67%	2,877,280
2014	14.910100	15.359866	3.02%	3,053,492
2013	13.345609	14.910100	11.72%	3,169,855
2012	12.386680	13.345609	7.74%	3,238,755
2011	12.464635	12.386680	-0.63%	2,515,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.454646	24.687698	9.94%	2,883,608
2019	19.006574	22.454646	18.14%	3,116,891
2018	20.632705	19.006574	-7.88%	3,432,254
2017	18.244283	20.632705	13.09%	3,676,295
2016	17.190894	18.244283	6.13%	3,875,773
2015	17.546007	17.190894	-2.02%	3,991,531
2014	16.930775	17.546007	3.63%	4,041,525
2013	14.384375	16.930775	17.70%	4,040,946
2012	13.010184	14.384375	10.56%	4,013,807
2011	13.332645	13.010184	-2.42%	3,603,406
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.523691	16.317642	5.11%	1,020,213
2019	14.388442	15.523691	7.89%	1,090,596
2018	14.877056	14.388442	-3.28%	1,133,024
2017	14.290880	14.877056	4.10%	1,488,241
2016	13.914635	14.290880	2.70%	1,523,826
2015	14.089226	13.914635	-1.24%	1,540,429
2014	13.768156	14.089226	2.33%	1,703,855
2013	13.333587	13.768156	3.26%	1,952,063
2012	12.870975	13.333587	3.59%	2,267,004
2011	12.694481	12.870975	1.39%	1,540,058
52

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.390606	12.761312	2.99%	21,985
2019	11.132278	12.390606	11.30%	22,602
2018	11.976497	11.132278	-7.05%	15,130
2017	10.662339	11.976497	12.33%	15,264
2016	10.239809	10.662339	4.13%	10,984
2015	10.743986	10.239809	-4.69%	11,138
2014	10.646159	10.743986	0.92%	4,435
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.974256	13.588342	4.73%	74,798
2019	11.429080	12.974256	13.52%	80,752
2018	12.351930	11.429080	-7.47%	76,508
2017	10.720903	12.351930	15.21%	64,782
2016	10.176380	10.720903	5.35%	65,430
2015	10.756801	10.176380	-5.40%	24,662
2014	10.734514	10.756801	0.21%	24,993
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	24.077338	26.169545	8.69%	2,166,642
2019	20.760085	24.077338	15.98%	2,395,323
2018	22.347330	20.760085	-7.10%	2,598,248
2017	20.089701	22.347330	11.24%	3,028,316
2016	19.035115	20.089701	5.54%	3,219,942
2015	19.389892	19.035115	-1.83%	3,382,158
2014	18.715490	19.389892	3.60%	3,509,265
2013	16.291577	18.715490	14.88%	3,611,015
2012	14.926410	16.291577	9.15%	3,655,213
2011	15.159363	14.926410	-1.54%	2,947,369
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	29.125645	32.225737	10.64%	65,949
2019	24.271208	29.125645	20.00%	70,072
2018	26.706428	24.271208	-9.12%	75,361
2017	23.236412	26.706428	14.93%	74,955
2016	21.744996	23.236412	6.86%	73,534
2015	22.238462	21.744996	-2.22%	78,298
2014	21.510824	22.238462	3.38%	78,775
2013	17.845023	21.510824	20.54%	80,293
2012	15.925956	17.845023	12.05%	81,779
2011	16.519284	15.925956	-3.59%	117,007
53

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.656126	21.017188	6.92%	706,329
2019	17.584508	19.656126	11.78%	788,398
2018	18.545900	17.584508	-5.18%	879,040
2017	17.239551	18.545900	7.58%	995,013
2016	16.557122	17.239551	4.12%	1,058,519
2015	16.814401	16.557122	-1.53%	1,134,276
2014	16.298023	16.814401	3.17%	1,199,868
2013	14.974615	16.298023	8.84%	1,337,223
2012	14.071828	14.974615	6.42%	1,286,042
2011	13.996960	14.071828	0.53%	1,005,577
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.459411	11.036540	5.52%	0
2019*	10.000000	10.459411	4.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.759840	12.268786	14.02%	0
2019*	10.000000	10.759840	7.60%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.762718	29.128968	27.97%	77,497
2019	17.746559	22.762718	28.27%	93,078
2018	18.642992	17.746559	-4.81%	100,585
2017	14.572048	18.642992	27.94%	121,222
2016	14.504696	14.572048	0.46%	131,228
2015	14.278705	14.504696	1.58%	141,086
2014	13.160554	14.278705	8.50%	155,629
2013	9.940116	13.160554	32.40%	168,574
2012	8.689350	9.940116	14.39%	169,299
2011	9.116094	8.689350	-4.68%	157,315
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.011582	13.725311	5.49%	154,968
2019	11.103404	13.011582	17.19%	119,002
2018	11.844396	11.103404	-6.26%	144,908
2017	10.228794	11.844396	15.79%	137,858
2016	9.566444	10.228794	6.92%	6,306
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.972162	15.777146	5.38%	6,583
2019	12.460897	14.972162	20.15%	5,965
2018	12.986108	12.460897	-4.04%	9,995
2017	10.832909	12.986108	19.88%	9,899
2016	9.993562	10.832909	8.40%	5,621
2015	10.131414	9.993562	-1.36%	5,552
2014*	10.000000	10.131414	1.31%	0
54

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.283438	44.696090	16.75%	49,680
2019	28.300870	38.283438	35.27%	55,152
2018	29.183939	28.300870	-3.03%	71,397
2017	23.315796	29.183939	25.17%	82,099
2016	22.908312	23.315796	1.78%	96,521
2015	22.187207	22.908312	3.25%	60,982
2014	20.748524	22.187207	6.93%	67,122
2013	15.456042	20.748524	34.24%	63,144
2012	13.250874	15.456042	16.64%	67,046
2011	13.796473	13.250874	-3.95%	56,731
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.534526	29.496891	-0.13%	6,530
2019	23.668823	29.534526	24.78%	73,537
2018	26.545270	23.668823	-10.84%	78,195
2017	24.851422	26.545270	6.82%	91,323
2016	20.986864	24.851422	18.41%	102,194
2015	22.296873	20.986864	-5.88%	98,808
2014	20.041485	22.296873	11.25%	93,254
2013	15.452427	20.041485	29.70%	110,469
2012	13.708059	15.452427	12.73%	126,433
2011	13.849007	13.708059	-1.02%	100,466
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.796502	17.97%	320,193
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	47.655014	53.096376	11.42%	43,501
2019	38.503886	47.655014	23.77%	49,869
2018	44.115898	38.503886	-12.72%	52,924
2017	38.682052	44.115898	14.05%	57,274
2016	32.645829	38.682052	18.49%	63,281
2015	34.004748	32.645829	-4.00%	65,886
2014	31.550414	34.004748	7.78%	68,768
2013	24.074509	31.550414	31.05%	69,327
2012	20.806439	24.074509	15.71%	65,809
2011	21.674104	20.806439	-4.00%	50,690
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.309207	21.723007	-2.63%	52,195
2019	18.287956	22.309207	21.99%	67,930
2018	21.380800	18.287956	-14.47%	78,042
2017	19.066812	21.380800	12.14%	85,617
2016	16.460353	19.066812	15.83%	107,681
2015	17.207586	16.460353	-4.34%	114,569
2014	14.928741	17.207586	15.26%	135,059
2013	11.170595	14.928741	33.64%	113,944
2012	9.747754	11.170595	14.60%	84,984
2011	10.131081	9.747754	-3.78%	80,594
55

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	35.181436	48.693943	38.41%	13,032
2019	26.383453	35.181436	33.35%	16,891
2018	29.185564	26.383453	-9.60%	16,946
2017	23.770158	29.185564	22.78%	20,632
2016	22.331628	23.770158	6.44%	24,318
2015	22.552272	22.331628	-0.98%	26,227
2014	22.328965	22.552272	1.00%	22,761
2013	15.747665	22.328965	41.79%	23,646
2012	14.137076	15.747665	11.39%	23,889
2011	14.476589	14.137076	-2.35%	21,391
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	39.605910	40.943337	3.38%	11,955
2019	33.877048	39.605910	16.91%	16,029
2018	41.502630	33.877048	-18.37%	18,644
2017	38.741715	41.502630	7.13%	19,452
2016	31.310190	38.741715	23.74%	22,139
2015	33.920408	31.310190	-7.70%	22,362
2014	32.254860	33.920408	5.16%	23,662
2013	23.385855	32.254860	37.92%	28,823
2012	19.735508	23.385855	18.50%	27,917
2011	21.191064	19.735508	-6.87%	19,946
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	41.220571	49.679402	20.52%	13,503
2019	33.384152	41.220571	23.47%	15,652
2018	38.886062	33.384152	-14.15%	17,682
2017	34.873514	38.886062	11.51%	23,640
2016	28.890179	34.873514	20.71%	25,705
2015	29.896743	28.890179	-3.37%	29,378
2014	30.184230	29.896743	-0.95%	27,321
2013	21.802509	30.184230	38.44%	31,783
2012	19.210199	21.802509	13.49%	31,583
2011	20.703615	19.210199	-7.21%	31,909
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.503495	22.902353	11.70%	60,018
2019	16.251298	20.503495	26.17%	64,463
2018	17.370004	16.251298	-6.44%	72,205
2017	14.134119	17.370004	22.89%	79,922
2016	12.637235	14.134119	11.85%	79,537
2015	12.984574	12.637235	-2.68%	90,393
2014	12.370862	12.984574	4.96%	106,745
2013	8.750033	12.370862	41.38%	139,024
2012	7.603512	8.750033	15.08%	124,614
2011	8.737524	7.603512	-12.98%	123,542
56

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.334097	23.816860	11.64%	34,000
2019	17.183320	21.334097	24.16%	37,765
2018	18.535448	17.183320	-7.29%	45,803
2017	15.897534	18.535448	16.59%	49,066
2016	14.657267	15.897534	8.46%	53,720
2015	14.943004	14.657267	-1.91%	59,685
2014	13.727804	14.943004	8.85%	67,316
2013	10.058850	13.727804	36.47%	128,500
2012	9.168679	10.058850	9.71%	111,842
2011	9.622260	9.168679	-4.71%	141,461
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.414229	16.175689	-7.11%	90,344
2019	13.553121	17.414229	28.49%	95,443
2018	14.342575	13.553121	-5.50%	104,836
2017	13.717662	14.342575	4.56%	124,141
2016	12.993423	13.717662	5.57%	152,276
2015	13.982783	12.993423	-7.08%	166,620
2014	11.038053	13.982783	26.68%	202,099
2013	10.911512	11.038053	1.16%	212,220
2012	9.584620	10.911512	13.84%	203,847
2011	9.167515	9.584620	4.55%	180,865
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.470396	23.762759	16.08%	234,955
2019	15.883640	20.470396	28.88%	168,838
2018	16.953077	15.883640	-6.31%	198,265
2017	14.197199	16.953077	19.41%	147,340
2016	12.938332	14.197199	9.73%	126,066
2015	13.012667	12.938332	-0.57%	127,209
2014	11.683009	13.012667	11.38%	24,220
2013*	10.000000	11.683009	16.83%	2,625
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.504151	10.639600	1.29%	241,644
2019	10.245358	10.504151	2.53%	243,792
2018	10.317615	10.245358	-0.70%	254,943
2017	10.311469	10.317615	0.06%	270,449
2016	10.213574	10.311469	0.96%	270,959
2015	10.404610	10.213574	-1.84%	249,989
2014	10.511125	10.404610	-1.01%	261,867
2013	10.659964	10.511125	-1.40%	324,865
2012	10.454338	10.659964	1.97%	215,871
2011	10.477107	10.454338	-0.22%	171,656
57

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.431872	20.487450	17.53%	15,200
2019	14.162378	17.431872	23.09%	20,838
2018	16.219117	14.162378	-12.68%	27,878
2017	14.420425	16.219117	12.47%	19,067
2016	12.111608	14.420425	19.06%	13,160
2015	12.927151	12.111608	-6.31%	11,771
2014	12.552670	12.927151	2.98%	10,305
2013*	10.000000	12.552670	25.53%	559
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.739510	35.949361	58.09%	37,099
2019	16.870866	22.739510	34.79%	57,595
2018	18.428096	16.870866	-8.45%	62,085
2017	14.670243	18.428096	25.62%	85,377
2016	14.042679	14.670243	4.47%	93,065
2015	14.305996	14.042679	-1.84%	133,591
2014	14.002987	14.305996	2.16%	99,189
2013	10.256516	14.002987	36.53%	108,498
2012	9.082922	10.256516	12.92%	113,433
2011	9.650508	9.082922	-5.88%	104,795
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.367057	10.564646	1.91%	81,990
2019	10.150692	10.367057	2.13%	83,334
2018	10.201969	10.150692	-0.50%	86,942
2017	10.265409	10.201969	-0.62%	98,180
2016	10.295782	10.265409	-0.30%	101,080
2015	10.433394	10.295782	-1.32%	112,331
2014	10.528057	10.433394	-0.90%	130,427
2013	10.622869	10.528057	-0.89%	154,762
2012	10.310247	10.622869	3.03%	111,149
2011	10.436686	10.310247	-1.21%	90,546
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.789804	12.531310	6.29%	20,246
2019	10.711421	11.789804	10.07%	26,038
2018	11.501952	10.711421	-6.87%	9,868
2017	10.298780	11.501952	11.68%	54,829
2016	9.260137	10.298780	11.22%	63,744
2015	10.352353	9.260137	-10.55%	62,946
2014	10.462421	10.352353	-1.05%	62,022
2013	10.610149	10.462421	-1.39%	34,918
2012*	10.000000	10.610149	6.10%	7,486
58

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.212055	11.770543	4.98%	0
2019	9.928084	11.212055	12.93%	0
2018	10.591181	9.928084	-6.26%	3,832
2017	9.794132	10.591181	8.14%	9,413
2016	8.782427	9.794132	11.52%	4,143
2015	9.132165	8.782427	-3.83%	4,143
2014	9.142817	9.132165	-0.12%	3,514
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.840188	12.906084	9.00%	36,495
2019	11.242771	11.840188	5.31%	43,085
2018	11.899658	11.242771	-5.52%	48,341
2017	10.909289	11.899658	9.08%	52,726
2016	10.762483	10.909289	1.36%	55,723
2015	11.770993	10.762483	-8.57%	60,734
2014	11.914392	11.770993	-1.20%	66,633
2013	12.945992	11.914392	-7.97%	68,882
2012	12.490136	12.945992	3.65%	70,921
2011	11.695500	12.490136	6.79%	69,602
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.368631	11.521683	1.35%	693,558
2019	11.105989	11.368631	2.36%	724,182
2018	11.249373	11.105989	-1.27%	848,830
2017	11.278968	11.249373	-0.26%	952,458
2016	11.302749	11.278968	-0.21%	996,957
2015	11.450958	11.302749	-1.29%	1,053,705
2014	11.538994	11.450958	-0.76%	1,039,205
2013	11.741977	11.538994	-1.73%	1,043,307
2012	11.273050	11.741977	4.16%	1,144,427
2011	11.330057	11.273050	-0.50%	756,592
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.286431	10.349005	0.61%	49,786
2019	10.168895	10.286431	1.16%	65,378
2018	10.179339	10.168895	-0.10%	43,247
2017	10.101079	10.179339	0.77%	17,387
2016*	10.000000	10.101079	1.01%	9,090
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.476740	12.268996	6.90%	476,956
2019	10.763793	11.476740	6.62%	534,776
2018	10.998452	10.763793	-2.13%	634,309
2017	10.652346	10.998452	3.25%	602,448
2016	10.541767	10.652346	1.05%	604,052
2015	10.666500	10.541767	-1.17%	676,669
2014	10.395694	10.666500	2.60%	683,256
2013	10.775226	10.395694	-3.52%	721,926
2012	9.990587	10.775226	7.85%	739,679
2011*	10.000000	9.990587	-0.09%	362,119
59

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.880316	23.054766	10.41%	1,335
2019	16.937883	20.880316	23.28%	2,256
2018	21.261162	16.937883	-20.33%	2,168
2017	17.051578	21.261162	24.69%	1,736
2016	17.745902	17.051578	-3.91%	643
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.485669	34.86%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.023279	13.572253	4.22%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.537075	55.435819	27.33%	28,261
2019	34.362182	43.537075	26.70%	36,715
2018	34.591908	34.362182	-0.66%	48,019
2017	27.584634	34.591908	25.40%	52,633
2016	31.364509	27.584634	-12.05%	68,879
2015	28.311582	31.364509	10.78%	82,043
2014	21.903420	28.311582	29.26%	100,700
2013	14.774016	21.903420	48.26%	99,988
2012	11.450026	14.774016	29.03%	89,463
2011	10.530386	11.450026	8.73%	57,731
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.739398	6.717698	17.05%	75,066
2019	5.223679	5.739398	9.87%	76,311
2018	7.409768	5.223679	-29.50%	72,220
2017	7.673558	7.409768	-3.44%	71,474
2016	5.431921	7.673558	41.27%	82,577
2015	8.308666	5.431921	-34.62%	76,910
2014	10.458766	8.308666	-20.56%	64,084
2013	9.626904	10.458766	8.64%	76,064
2012*	10.000000	9.626904	-3.73%	55,643
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.899712	6.921864	17.33%	50,442
2019	5.354087	5.899712	10.19%	54,652
2018	7.579401	5.354087	-29.36%	58,999
2017	7.827418	7.579401	-3.17%	64,445
2016	5.529372	7.827418	41.56%	65,699
2015	8.434949	5.529372	-34.45%	71,322
2014	10.585808	8.434949	-20.32%	75,840
2013	9.722815	10.585808	8.88%	84,486
2012*	10.000000	9.722815	-2.77%	123,084
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.779884	10.453639	-3.03%	0
2019*	10.000000	10.779884	7.80%	0
60

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.122810	56.141965	55.42%	34,619
2019	29.378467	36.122810	22.96%	43,612
2018	29.443021	29.378467	-0.22%	49,565
2017	23.748987	29.443021	23.98%	56,732
2016	22.376223	23.748987	6.13%	65,227
2015	23.391272	22.376223	-4.34%	78,205
2014	24.201975	23.391272	-3.35%	87,047
2013	16.355079	24.201975	47.98%	83,691
2012	15.393121	16.355079	6.25%	94,008
2011	16.380022	15.393121	-6.03%	88,588
61

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.097471	13.507480	3.13%	0
2019	11.555973	13.097471	13.34%	0
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.776239	8.822265	0.52%	0
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	42.303449	42.875750	1.35%	3,717
2019	35.873489	42.303449	17.92%	4,145
2018	43.066058	35.873489	-16.70%	4,662
2017	38.800587	43.066058	10.99%	5,179
2016	31.612211	38.800587	22.74%	6,847
2015	34.083346	31.612211	-7.25%	8,014
2014	31.809470	34.083346	7.15%	8,463
2013	23.498981	31.809470	35.37%	13,678
2012	20.169062	23.498981	16.51%	13,627
2011	22.441763	20.169062	-10.13%	13,523
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.746605	14.811567	7.75%	53,288
2019	12.834632	13.746605	7.11%	62,449
2018	13.429702	12.834632	-4.43%	87,662
2017	13.170800	13.429702	1.97%	88,356
2016	12.828321	13.170800	2.67%	110,208
2015	13.373647	12.828321	-4.08%	102,817
2014	13.163643	13.373647	1.60%	113,216
2013	14.624601	13.163643	-9.99%	122,058
2012	13.847781	14.624601	5.61%	183,258
2011	12.599605	13.847781	9.91%	148,865
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.868094	31.690154	-0.56%	18,281
2019	25.119687	31.868094	26.87%	19,075
2018	29.347712	25.119687	-14.41%	22,280
2017	26.768908	29.347712	9.63%	25,531
2016	22.178321	26.768908	20.70%	26,562
2015	22.912332	22.178321	-3.20%	28,958
2014	20.042136	22.912332	14.32%	39,805
2013	15.687623	20.042136	27.76%	34,270
2012	13.724321	15.687623	14.31%	47,566
2011	14.072724	13.724321	-2.48%	37,403
62

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.290872	34.005132	-0.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.596984	12.205428	5.25%	0
2019	10.265802	11.596984	12.97%	847
2018	10.749479	10.265802	-4.50%	847
2017	10.206835	10.749479	5.32%	847
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.476434	11.183838	6.75%	1,992
2019	9.759481	10.476434	7.35%	2,013
2018	9.996237	9.759481	-2.37%	2,140
2017	9.847738	9.996237	1.51%	1,150
2016	9.772198	9.847738	0.77%	1,039
2015*	10.000000	9.772198	-2.28%	995
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.545462	14.816200	1.86%	0
2019	11.603125	14.545462	25.36%	0
2018	12.744045	11.603125	-8.95%	2,890
2017	11.122988	12.744045	14.57%	2,890
2016	9.744228	11.122988	14.15%	2,890
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.591165	20.883788	18.72%	24,377
2019	15.189333	17.591165	15.81%	26,636
2018	16.712206	15.189333	-9.11%	28,268
2017	14.943288	16.712206	11.84%	30,000
2016	14.636371	14.943288	2.10%	41,286
2015	15.032422	14.636371	-2.63%	45,977
2014	14.994880	15.032422	0.25%	46,154
2013	13.325434	14.994880	12.53%	42,398
2012	12.321456	13.325434	8.15%	46,917
2011	13.000998	12.321456	-5.23%	35,454
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	133
2019	11.071807	13.051169	17.88%	115
2018	13.353207	11.071807	-17.09%	215
2017	11.801561	13.353207	13.15%	359
2016	10.415622	11.801561	13.31%	471
2015	10.863731	10.415622	-4.12%	489
2014*	10.000000	10.863731	8.64%	0
63

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	47.539816	51.728998	8.81%	2,584
2019	39.551782	47.539816	20.20%	2,516
2018	44.185071	39.551782	-10.49%	2,089
2017	39.966989	44.185071	10.55%	3,212
2016	32.320437	39.966989	23.66%	3,664
2015	33.646506	32.320437	-3.94%	3,911
2014	32.544252	33.646506	3.39%	6,190
2013	23.515604	32.544252	38.39%	6,524
2012	20.658938	23.515604	13.83%	5,738
2011	20.887287	20.658938	-1.09%	6,236
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	38.051177	44.052283	15.77%	5,380
2019	29.569418	38.051177	28.68%	7,763
2018	31.602510	29.569418	-6.43%	7,605
2017	26.508097	31.602510	19.22%	8,071
2016	24.184602	26.508097	9.61%	8,619
2015	24.378637	24.184602	-0.80%	12,980
2014	21.915734	24.378637	11.24%	16,948
2013	16.919025	21.915734	29.53%	17,989
2012	14.898131	16.919025	13.56%	22,943
2011	14.906019	14.898131	-0.05%	11,944
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.966725	41.216890	21.34%	13,215
2019	25.435300	33.966725	33.54%	16,538
2018	27.842045	25.435300	-8.64%	20,506
2017	22.287885	27.842045	24.92%	22,890
2016	21.053590	22.287885	5.86%	25,659
2015	22.003955	21.053590	-4.32%	25,714
2014	20.749127	22.003955	6.05%	28,014
2013	17.460762	20.749127	18.83%	31,663
2012	16.120166	17.460762	8.32%	42,006
2011	15.072767	16.120166	6.95%	51,315
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.017516	11.519112	4.55%	0
2019	9.613886	11.017516	14.60%	0
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.958724	16.315835	-3.79%	385
2019	13.500849	16.958724	25.61%	299
2018	16.529459	13.500849	-18.32%	284
2017	15.037823	16.529459	9.92%	2,318
2016	11.663635	15.037823	28.93%	2,097
2015	12.678662	11.663635	-8.01%	828
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
64

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.917234	10.951750	0.32%	5,801
2019	10.366565	10.917234	5.31%	6,215
2018	10.550509	10.366565	-1.74%	6
2017	10.370040	10.550509	1.74%	6,138
2016	9.677776	10.370040	7.15%	2
2015	9.938750	9.677776	-2.63%	0
2014	10.047989	9.938750	-1.09%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.451436	13.452987	28.72%	0
2019	8.225458	10.451436	27.06%	0
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.990740	19.859749	10.39%	8,637
2019	15.803514	17.990740	13.84%	10,886
2018	16.785480	15.803514	-5.85%	11,702
2017	15.130089	16.785480	10.94%	12,223
2016	14.618643	15.130089	3.50%	14,544
2015	14.943153	14.618643	-2.17%	21,095
2014	14.579871	14.943153	2.49%	21,886
2013	13.096219	14.579871	11.33%	22,011
2012	11.934095	13.096219	9.74%	21,658
2011	12.185958	11.934095	-2.07%	15,461
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.654724	22.176155	12.83%	63,377
2019	16.670513	19.654724	17.90%	84,691
2018	18.048785	16.670513	-7.64%	90,946
2017	15.784115	18.048785	14.35%	96,024
2016	15.168034	15.784115	4.06%	102,054
2015	15.493642	15.168034	-2.10%	108,655
2014	15.061455	15.493642	2.87%	114,566
2013	13.243470	15.061455	13.73%	120,766
2012	11.909512	13.243470	11.20%	116,474
2011	12.261133	11.909512	-2.87%	97,893
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.681631	24.872951	14.72%	708
2019	17.762426	21.681631	22.06%	708
2018	19.644413	17.762426	-9.58%	708
2017	16.548446	19.644413	18.71%	708
2016	15.817139	16.548446	4.62%	708
2015	16.168132	15.817139	-2.17%	708
2014	15.694928	16.168132	3.02%	708
2013	13.144174	15.694928	19.41%	708
2012	11.603570	13.144174	13.28%	708
2011	12.141367	11.603570	-4.43%	708
65

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.638857	16.381969	20.11%	7,716
2019	11.173204	13.638857	22.07%	8,268
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	43.386955	55.572656	28.09%	0
2019	33.604848	43.386955	29.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.176093	8.697408	-33.99%	6,661
2019	12.198707	13.176093	8.01%	7,437
2018	16.488439	12.198707	-26.02%	8,157
2017	17.242820	16.488439	-4.38%	16,619
2016	13.131447	17.242820	31.31%	20,742
2015	16.848051	13.131447	-22.06%	12,188
2014	19.637967	16.848051	-14.21%	29,893
2013	16.083805	19.637967	22.10%	13,231
2012	15.615016	16.083805	3.00%	15,831
2011	16.747282	15.615016	-6.76%	15,443
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.799092	32.241802	4.68%	13,660
2019	24.637289	30.799092	25.01%	12,985
2018	27.391565	24.637289	-10.06%	15,794
2017	24.722339	27.391565	10.80%	16,350
2016	21.354259	24.722339	15.77%	19,013
2015	22.673548	21.354259	-5.82%	22,648
2014	21.251873	22.673548	6.69%	26,704
2013	16.904240	21.251873	25.72%	27,775
2012	14.684086	16.904240	15.12%	27,710
2011	14.832803	14.684086	-1.00%	22,677
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.677268	15.531297	5.82%	0
2019	11.507884	14.677268	27.54%	0
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
66

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	43.389892	61.259048	41.18%	10,838
2019	32.929446	43.389892	31.77%	14,875
2018	33.630433	32.929446	-2.08%	20,248
2017	25.362483	33.630433	32.60%	32,644
2016	25.645772	25.362483	-1.10%	35,834
2015	24.391915	25.645772	5.14%	55,488
2014	22.340738	24.391915	9.18%	44,255
2013	16.702413	22.340738	33.76%	45,101
2012	14.845147	16.702413	12.51%	46,033
2011	15.098585	14.845147	-1.68%	50,597
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.870278	15.965090	7.36%	29,639
2019	13.820065	14.870278	7.60%	33,891
2018	14.164705	13.820065	-2.43%	41,671
2017	13.848848	14.164705	2.28%	40,643
2016	13.477057	13.848848	2.76%	40,715
2015	13.820605	13.477057	-2.49%	64,617
2014	13.305010	13.820605	3.88%	62,643
2013	13.813877	13.305010	-3.68%	64,103
2012	13.300838	13.813877	3.86%	62,238
2011	12.634498	13.300838	5.27%	35,587
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	46.543602	53.954595	15.92%	13,208
2019	38.421310	46.543602	21.14%	16,739
2018	45.841769	38.421310	-16.19%	16,672
2017	38.667425	45.841769	18.55%	18,502
2016	35.126163	38.667425	10.08%	20,179
2015	36.306858	35.126163	-3.25%	21,691
2014	34.815999	36.306858	4.28%	24,815
2013	26.054250	34.815999	33.63%	27,137
2012	23.124802	26.054250	12.67%	31,209
2011	26.374436	23.124802	-12.32%	27,249
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.430587	31.114658	13.43%	6,479
2019	21.874947	27.430587	25.40%	7,141
2018	26.187171	21.874947	-16.47%	7,927
2017	20.482786	26.187171	27.85%	8,316
2016	21.983658	20.482786	-6.83%	10,410
2015	21.639179	21.983658	1.59%	10,730
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.615386	12.481334	-8.33%	0
2019	11.259764	13.615386	20.92%	0
2018	12.239861	11.259764	-8.01%	0
2017	11.992327	12.239861	2.06%	0
67

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.647577	16.097633	9.90%	3,106
2019	12.425654	14.647577	17.88%	3,108
2018	13.984680	12.425654	-11.15%	3,110
2017	12.697613	13.984680	10.14%	10,114
2016	11.406598	12.697613	11.32%	4,662
2015	12.366353	11.406598	-7.76%	5,157
2014	12.225632	12.366353	1.15%	4,524
2013	10.043302	12.225632	21.73%	5,672
2012	8.854528	10.043302	13.43%	4,482
2011	9.143771	8.854528	-3.16%	5,452
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.682518	17.511381	-0.97%	1,719
2019	15.491413	17.682518	14.14%	2,503
2018	16.461281	15.491413	-5.89%	3,405
2017	15.260483	16.461281	7.87%	3,478
2016	13.607542	15.260483	12.15%	3,557
2015	14.885982	13.607542	-8.59%	8,874
2014	14.467906	14.885982	2.89%	12,732
2013	12.910664	14.467906	12.06%	4,637
2012	11.653327	12.910664	10.79%	5,026
2011	11.572490	11.653327	0.70%	18,754
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	43.083753	44.571530	3.45%	2,947
2019	34.671297	43.083753	24.26%	3,794
2018	40.467260	34.671297	-14.32%	4,759
2017	37.183505	40.467260	8.83%	5,494
2016	29.039191	37.183505	28.05%	5,918
2015	31.881551	29.039191	-8.92%	8,021
2014	32.232450	31.881551	-1.09%	9,835
2013	24.055596	32.232450	33.99%	9,795
2012	20.660964	24.055596	16.43%	21,025
2011	21.827702	20.660964	-5.35%	7,858
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.363064	8.722225	-6.84%	15,730
2019	9.332292	9.363064	0.33%	16,204
2018	9.309334	9.332292	0.25%	17,252
2017	9.286254	9.309334	0.25%	15,870
2016	9.172095	9.286254	1.24%	16,229
2015	9.745520	9.172095	-5.88%	16,289
2014	9.730649	9.745520	0.15%	21,403
68

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.754547	13.060102	2.40%	0
2019	11.585598	12.754547	10.09%	0
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.042786	10.540772	4.96%	0
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.807373	10.358178	5.62%	0
2019	9.495864	9.807373	3.28%	0
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.627621	46.28%	714
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	43.340292	54.277838	25.24%	490
2019	33.522965	43.340292	29.29%	503
2018	39.360444	33.522965	-14.83%	2,861
2017	29.356440	39.360444	34.08%	3,753
2016	29.894560	29.356440	-1.80%	4,076
2015	29.319400	29.894560	1.96%	5,292
2014	29.210737	29.319400	0.37%	4,347
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	34.427665	38.496199	11.82%	5,645
2019	26.571899	34.427665	29.56%	7,908
2018	29.400988	26.571899	-9.62%	8,494
2017	25.629171	29.400988	14.72%	8,773
2016	23.412674	25.629171	9.47%	9,981
2015	23.088145	23.412674	1.41%	10,787
2014	21.263917	23.088145	8.58%	10,915
2013	16.449118	21.263917	29.27%	13,854
2012	14.343366	16.449118	14.68%	13,069
2011	14.629515	14.343366	-1.96%	9,111
69

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.244303	17.404544	7.14%	2,373
2019	13.209515	16.244303	22.97%	2,210
2018	15.195005	13.209515	-13.07%	2,138
2017	13.474707	15.195005	12.77%	2,185
2016	12.106593	13.474707	11.30%	2,200
2015	12.860223	12.106593	-5.86%	2,436
2014	12.552587	12.860223	2.45%	1,914
2013	9.935147	12.552587	26.35%	1,511
2012*	10.000000	9.935147	-0.65%	1,621
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	45.739139	53.817660	17.66%	3,342
2019	36.870814	45.739139	24.05%	5,046
2018	41.909802	36.870814	-12.02%	5,051
2017	37.407343	41.909802	12.04%	5,270
2016	32.321260	37.407343	15.74%	6,542
2015	34.996153	32.321260	-7.64%	6,319
2014	31.869053	34.996153	9.81%	5,417
2013	23.042708	31.869053	38.30%	5,414
2012	19.911734	23.042708	15.72%	6,193
2011	20.739342	19.911734	-3.99%	4,220
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.827097	12.889134	19.05%	7,968
2019	8.603793	10.827097	25.84%	10,615
2018	10.875352	8.603793	-20.89%	10,236
2017	8.744693	10.875352	24.37%	9,504
2016	9.139166	8.744693	-4.32%	9,778
2015	9.012580	9.139166	1.40%	3,129
2014*	10.000000	9.012580	-9.87%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.361594	19.444813	12.00%	8,962
2019	14.495907	17.361594	19.77%	8,856
2018	15.588357	14.495907	-7.01%	9,010
2017	13.400445	15.588357	16.33%	15,617
2016	13.983784	13.400445	-4.17%	25,095
2015	15.513267	13.983784	-9.86%	26,440
2014	16.650245	15.513267	-6.83%	29,307
2013	13.529317	16.650245	23.07%	34,687
2012	11.543254	13.529317	17.21%	44,952
2011	12.647958	11.543254	-8.73%	40,719
70

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.639521	14.223065	4.28%	0
2019	12.472334	13.639521	9.36%	0
2018	12.956764	12.472334	-3.74%	7,533
2017	12.348801	12.956764	4.92%	13,035
2016	10.806205	12.348801	14.28%	15,864
2015	11.751983	10.806205	-8.05%	19,788
2014	11.725794	11.751983	0.22%	31,088
2013	10.789629	11.725794	8.68%	67,271
2012*	10.000000	10.789629	7.90%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.917253	32.118700	46.55%	2,002
2019	16.155399	21.917253	35.67%	2,433
2018	16.437569	16.155399	-1.72%	5,512
2017	13.170218	16.437569	24.81%	3,204
2016	12.618843	13.170218	4.37%	3,436
2015	13.617682	12.618843	-7.33%	3,479
2014	12.836009	13.617682	6.09%	2,846
2013	10.044239	12.836009	27.79%	1,551
2012*	10.000000	10.044239	0.44%	768
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.409984	11.287805	8.43%	4,888
2019	9.685984	10.409984	7.47%	4,541
2018	9.977728	9.685984	-2.92%	4,848
2017	9.815559	9.977728	1.65%	3,954
2016	9.762875	9.815559	0.54%	3,545
2015*	10.000000	9.762875	-2.37%	3,404
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	55.250091	75.550176	36.74%	8,954
2019	41.049333	55.250091	34.59%	10,887
2018	41.036602	41.049333	0.03%	13,543
2017	32.095490	41.036602	27.86%	15,525
2016	32.010671	32.095490	0.26%	16,999
2015	29.076710	32.010671	10.09%	17,698
2014	27.256491	29.076710	6.68%	18,694
2013	21.173835	27.256491	28.73%	20,250
2012	17.382589	21.173835	21.81%	22,242
2011	18.992013	17.382589	-8.47%	17,008
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.035572	48.973360	48.24%	2,844
2019	23.194144	33.035572	42.43%	4,565
2018	23.373017	23.194144	-0.77%	8,465
2017	16.398546	23.373017	42.53%	8,909
2016	14.644397	16.398546	11.98%	16,913
2015	14.229062	14.644397	2.92%	7,608
2014	13.230980	14.229062	7.54%	10,680
2013	9.936310	13.230980	33.16%	8,831
2012*	10.000000	9.936310	-0.64%	6,588
71

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.887636	36.386341	14.11%	2,177
2019	25.588668	31.887636	24.62%	2,253
2018	30.661694	25.588668	-16.55%	2,849
2017	23.832821	30.661694	28.65%	5,327
2016	25.973819	23.832821	-8.24%	6,500
2015	28.959507	25.973819	-10.31%	6,235
2014	33.499463	28.959507	-13.55%	6,600
2013	29.804798	33.499463	12.40%	6,871
2012	26.776690	29.804798	11.31%	6,510
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.063943	9.771641	-2.90%	0
2019	8.661421	10.063943	16.19%	3,855
2018	10.814437	8.661421	-19.91%	8,483
2017	8.601727	10.814437	25.72%	4,296
2016	7.240929	8.601727	18.79%	4,466
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.549151	11.145648	5.65%	3,856
2019	9.894051	10.549151	6.62%	4,017
2018	10.165317	9.894051	-2.67%	4,363
2017	9.950906	10.165317	2.15%	3,344
2016*	10.000000	9.950906	-0.49%	3,012
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.156775	31.724982	43.18%	1,710
2019	15.946496	22.156775	38.94%	3,052
2018	16.498920	15.946496	-3.35%	3,197
2017	13.278389	16.498920	24.25%	3,244
2016	12.408729	13.278389	7.01%	3,485
2015	12.893589	12.408729	-3.76%	2,593
2014	14.172082	12.893589	-9.02%	2,430
2013	10.203835	14.172082	38.89%	2,183
2012*	10.000000	10.203835	2.04%	2,113
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	38.557866	39.142849	1.52%	14,548
2019	30.272503	38.557866	27.37%	16,266
2018	34.339861	30.272503	-11.84%	21,909
2017	29.752621	34.339861	15.42%	32,229
2016	26.587673	29.752621	11.90%	33,824
2015	27.288613	26.587673	-2.57%	37,703
2014	25.177682	27.288613	8.38%	40,431
2013	18.879545	25.177682	33.36%	42,677
2012	16.565938	18.879545	13.97%	44,256
2011	16.922218	16.565938	-2.11%	24,747
72

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.832229	12.304888	13.60%	0
2019*	10.000000	10.832229	8.32%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.554354	25.482261	18.22%	35,005
2019	17.441611	21.554354	23.58%	37,098
2018	19.646427	17.441611	-11.22%	43,594
2017	15.750743	19.646427	24.73%	54,024
2016	15.421840	15.750743	2.13%	55,409
2015	14.748434	15.421840	4.57%	58,776
2014	14.827911	14.748434	-0.54%	55,151
2013	11.812291	14.827911	25.53%	36,189
2012	10.360352	11.812291	14.01%	34,352
2011	10.724430	10.360352	-3.39%	32,001
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.290986	32.91%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.602733	36.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.700741	11.342426	-3.06%	0
2019	9.304199	11.700741	25.76%	0
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	6,755
2016	8.206307	9.279337	13.08%	14,288
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.254228	23.858713	12.25%	4,471
2019	17.427837	21.254228	21.96%	6,608
2018	19.093066	17.427837	-8.72%	6,269
2017	16.518590	19.093066	15.59%	12,960
2016	15.130026	16.518590	9.18%	14,660
2015	16.571602	15.130026	-8.70%	14,273
2014	17.204761	16.571602	-3.68%	18,684
2013	13.260459	17.204761	29.74%	26,994
2012	10.995515	13.260459	20.60%	40,898
2011	11.282380	10.995515	-2.54%	39,967
73

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.116875	19.448528	48.27%	7,939
2019	10.039993	13.116875	30.65%	9,564
2018	12.251799	10.039993	-18.05%	9,870
2017	9.922807	12.251799	23.47%	10,828
2016	10.344520	9.922807	-4.08%	11,389
2015	10.587382	10.344520	-2.29%	11,986
2014	10.912556	10.587382	-2.98%	12,149
2013	9.164052	10.912556	19.08%	10,741
2013	9.164052	10.912556	19.08%	13,363
2012	8.066245	9.164052	13.61%	23,907
2011	9.074632	8.066245	-11.11%	17,177
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.162594	21.107519	10.15%	799,847
2019	16.131510	19.162594	18.79%	960,817
2018	17.263241	16.131510	-6.56%	1,142,912
2017	15.158080	17.263241	13.89%	1,310,165
2016	14.139190	15.158080	7.21%	1,430,540
2015	14.236307	14.139190	-0.68%	1,398,617
2014	13.787099	14.236307	3.26%	1,483,645
2013	11.370678	13.787099	21.25%	1,520,162
2012	9.991547	11.370678	13.80%	1,316,678
2011	10.065308	9.991547	-0.73%	951,518
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.980625	12.867687	7.40%	196,417
2019	11.177511	11.980625	7.19%	204,761
2018	11.489405	11.177511	-2.71%	251,631
2017	11.318136	11.489405	1.51%	260,127
2016	11.210365	11.318136	0.96%	265,104
2015	11.424829	11.210365	-1.88%	291,847
2014	11.065597	11.424829	3.25%	326,242
2013	11.548489	11.065597	-4.18%	331,395
2012	11.187080	11.548489	3.23%	312,727
2011	10.758440	11.187080	3.98%	201,011
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.646581	30.217206	27.79%	19,813
2019	17.839021	23.646581	32.56%	27,904
2018	20.027113	17.839021	-10.93%	29,316
2017	15.547460	20.027113	28.81%	37,111
2016	15.778035	15.547460	-1.46%	38,159
2015	15.057525	15.778035	4.79%	43,351
2014	15.034179	15.057525	0.16%	41,026
2013	11.882881	15.034179	26.52%	41,687
2012	9.896797	11.882881	20.07%	48,847
2011	11.095465	9.896797	-10.80%	30,832
74

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.439013	37.903734	49.00%	14,733
2019	19.853052	25.439013	28.14%	20,790
2018	20.321420	19.853052	-2.30%	25,266
2017	16.167261	20.321420	25.69%	30,224
2016	15.071677	16.167261	7.27%	36,007
2015	14.399082	15.071677	4.67%	37,157
2014	13.547789	14.399082	6.28%	43,810
2013	10.627978	13.547789	27.47%	58,967
2012	9.204869	10.627978	15.46%	51,492
2011	9.819331	9.204869	-6.26%	43,341
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.318331	22.596490	11.21%	120,896
2019	16.439629	20.318331	23.59%	130,807
2018	17.090445	16.439629	-3.81%	150,290
2017	14.251395	17.090445	19.92%	182,278
2016	13.043631	14.251395	9.26%	220,863
2015	13.119893	13.043631	-0.58%	252,746
2014	12.102238	13.119893	8.41%	304,520
2013	9.254218	12.102238	30.78%	330,311
2012	8.038264	9.254218	15.13%	401,904
2011	8.359747	8.038264	-3.85%	277,437
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.526180	16.913387	2.34%	34,876
2019	15.392164	16.526180	7.37%	34,711
2018	16.027675	15.392164	-3.97%	37,709
2017	15.325481	16.027675	4.58%	58,704
2016	14.341779	15.325481	6.86%	40,850
2015	15.016419	14.341779	-4.49%	34,252
2014	14.697545	15.016419	2.17%	37,420
2013	15.114071	14.697545	-2.76%	42,634
2012	13.691103	15.114071	10.39%	41,322
2011	13.188528	13.691103	3.81%	47,467
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.641275	37.494712	8.24%	2,865
2019	27.299464	34.641275	26.89%	2,796
2018	27.837277	27.299464	-1.93%	2,980
2017	23.537668	27.837277	18.27%	4,508
2016	21.529231	23.537668	9.33%	3,423
2015	21.746498	21.529231	-1.00%	3,575
2014	19.774667	21.746498	9.97%	1,934
2013	15.372947	19.774667	28.63%	2,121
2012	13.730201	15.372947	11.96%	2,089
2011	13.907484	13.730201	-1.27%	2,187
75

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	34.277438	34.840345	1.64%	9,432
2019	27.441603	34.277438	24.91%	9,018
2018	30.154151	27.441603	-9.00%	9,193
2017	26.050628	30.154151	15.75%	12,300
2016	22.527552	26.050628	15.64%	17,250
2015	24.501990	22.527552	-8.06%	14,366
2014	22.871470	24.501990	7.13%	18,472
2013	17.187714	22.871470	33.07%	17,384
2012	14.789355	17.187714	16.22%	18,697
2011	15.430371	14.789355	-4.15%	27,427
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.120522	12.528049	12.66%	0
2019	9.836933	11.120522	13.05%	0
2018	10.928684	9.836933	-9.99%	0
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.285289	18.028192	10.70%	8,649
2019	13.357885	16.285289	21.92%	10,353
2018	15.218618	13.357885	-12.23%	10,574
2017	12.915971	15.218618	17.83%	10,886
2016	12.118511	12.915971	6.58%	12,367
2015	12.541800	12.118511	-3.38%	12,626
2014	12.203446	12.541800	2.77%	13,232
2013	9.583379	12.203446	27.34%	13,496
2012	8.389357	9.583379	14.23%	13,677
2011	9.110982	8.389357	-7.92%	13,677
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.614590	15.764819	7.87%	252,628
2019	12.790380	14.614590	14.26%	275,038
2018	13.870830	12.790380	-7.79%	294,367
2017	12.586067	13.870830	10.21%	318,191
2016	12.059987	12.586067	4.36%	343,743
2015	12.393614	12.059987	-2.69%	349,922
2014	12.082298	12.393614	2.58%	393,552
2013	10.714519	12.082298	12.77%	386,811
2012	9.809665	10.714519	9.22%	379,671
2011	10.109875	9.809665	-2.97%	294,443
76

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.739031	17.254354	9.63%	831,226
2019	13.309223	15.739031	18.26%	923,978
2018	14.736256	13.309223	-9.68%	1,014,001
2017	12.937855	14.736256	13.90%	1,182,541
2016	12.256900	12.937855	5.56%	1,260,407
2015	12.630362	12.256900	-2.96%	1,296,196
2014	12.266075	12.630362	2.97%	1,295,189
2013	10.286396	12.266075	19.25%	1,300,965
2012	9.203721	10.286396	11.76%	1,301,134
2011	9.691973	9.203721	-5.04%	1,096,709
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.799675	13.544330	5.82%	81,185
2019	11.759587	12.799675	8.84%	71,280
2018	12.277824	11.759587	-4.22%	83,924
2017	11.736944	12.277824	4.61%	87,691
2016	11.407105	11.736944	2.89%	91,540
2015	11.684228	11.407105	-2.37%	108,395
2014	11.496666	11.684228	1.63%	96,742
2013	11.140023	11.496666	3.20%	79,207
2012	10.537207	11.140023	5.72%	83,001
2011	10.564529	10.537207	-0.26%	52,610
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.268436	12.674343	3.31%	0
2019	10.956475	12.268436	11.97%	0
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	5,392
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.763112	13.476335	5.59%	0
2019	11.243936	12.763112	13.51%	0
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
77

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.226353	16.575918	8.86%	608,138
2019	13.104112	15.226353	16.20%	646,663
2018	14.341530	13.104112	-8.63%	770,445
2017	12.794196	14.341530	12.09%	837,665
2016	12.186954	12.794196	4.98%	891,850
2015	12.524925	12.186954	-2.70%	921,191
2014	12.178483	12.524925	2.84%	963,284
2013	10.511275	12.178483	15.86%	982,857
2012	9.511460	10.511275	10.51%	973,242
2011	9.901666	9.511460	-3.94%	755,810
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.997883	17.662943	10.41%	926
2019	13.307786	15.997883	20.21%	926
2018	14.953421	13.307786	-11.01%	1,987
2017	12.876795	14.953421	16.13%	1,063
2016	12.168475	12.876795	5.82%	1,066
2015	12.562036	12.168475	-3.13%	1,068
2014	12.215547	12.562036	2.84%	1,070
2013	9.994167	12.215547	22.23%	1,073
2012	8.868653	9.994167	12.69%	2,953
2011	9.459031	8.868653	-6.24%	2,960
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.101717	15.124923	7.26%	103,304
2019	12.544254	14.101717	12.42%	119,679
2018	13.393879	12.544254	-6.34%	138,783
2017	12.392838	13.393879	8.08%	157,796
2016	11.887203	12.392838	4.25%	168,659
2015	12.216771	11.887203	-2.70%	171,772
2014	11.934538	12.216771	2.36%	174,558
2013	10.908749	11.934538	9.40%	178,928
2012	10.079800	10.908749	8.22%	160,593
2011	10.276328	10.079800	-1.91%	83,942
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.161423	15.683624	3.44%	39,405
2019	13.704553	15.161423	10.63%	46,137
2018	16.529178	13.704553	-17.09%	45,479
2017	13.694518	16.529178	20.70%	44,775
2016	13.770088	13.694518	-0.55%	52,080
2015	14.569816	13.770088	-5.49%	51,738
2014	16.128251	14.569816	-9.66%	50,051
2013	13.654891	16.128251	18.11%	49,886
2012	11.612565	13.654891	17.59%	64,568
2011	13.482517	11.612565	-13.87%	44,247
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.741826	17.42%	16,403
78

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.976027	13.626201	5.01%	6,615
2019	12.138008	12.976027	6.90%	18,226
2018	12.428266	12.138008	-2.34%	21,853
2017	12.129254	12.428266	2.47%	21,293
2016	11.744339	12.129254	3.28%	19,679
2015	12.047456	11.744339	-2.52%	16,430
2014	11.702042	12.047456	2.95%	17,446
2013	12.157146	11.702042	-3.74%	15,125
2012	11.500995	12.157146	5.71%	18,268
2011	11.006772	11.500995	4.49%	11,798
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.840127	14.842290	7.24%	16,465
2019	12.840435	13.840127	7.79%	17,392
2018	13.249628	12.840435	-3.09%	19,946
2017	12.982269	13.249628	2.06%	22,779
2016	12.773369	12.982269	1.64%	18,441
2015	13.055192	12.773369	-2.16%	16,876
2014	12.656385	13.055192	3.15%	18,496
2013	13.137892	12.656385	-3.67%	21,099
2012	12.471155	13.137892	5.35%	19,246
2011	11.956729	12.471155	4.30%	14,458
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.556898	10.771246	2.03%	3,034
2019	10.070756	10.556898	4.83%	3,251
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.289258	39.217995	11.13%	4,266
2019	29.251414	35.289258	20.64%	4,584
2018	36.122641	29.251414	-19.02%	5,055
2017	26.006358	36.122641	38.90%	5,728
2016	24.601602	26.006358	5.71%	5,973
2015	29.862097	24.601602	-17.62%	6,174
2014	32.208857	29.862097	-7.29%	6,275
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.093528	25.121383	4.27%	261
2019	21.350492	24.093528	12.85%	247
2018	22.381909	21.350492	-4.61%	243
2017	21.316028	22.381909	5.00%	1,483
2016	18.985039	21.316028	12.28%	1,583
2015	19.820365	18.985039	-4.21%	1,503
2014	19.651702	19.820365	0.86%	879
79

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.757607	13.310325	4.33%	4,327
2019	12.206255	12.757607	4.52%	7,490
2018	12.418127	12.206255	-1.71%	10,101
2017	12.368097	12.418127	0.40%	9,701
2016	12.482446	12.368097	-0.92%	9,298
2015	12.705689	12.482446	-1.76%	9,259
2014	12.354370	12.705689	2.84%	8,947
2013	13.092624	12.354370	-5.64%	10,062
2012	12.917941	13.092624	1.35%	9,878
2011	12.245623	12.917941	5.49%	10,245
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.103709	8.975301	-1.41%	108,666
2019	9.094430	9.103709	0.10%	63,754
2018	9.121003	9.094430	-0.29%	81,032
2017	9.234687	9.121003	-1.23%	141,551
2016	9.388472	9.234687	-1.64%	95,312
2015	9.545978	9.388472	-1.65%	83,699
2014	9.706126	9.545978	-1.65%	94,603
2013	9.868965	9.706126	-1.65%	100,169
2012	10.034988	9.868965	-1.65%	224,692
2011	10.202869	10.034988	-1.65%	122,574
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.070337	10.665319	5.91%	6,262
2019	8.610692	10.070337	16.95%	5,966
2018	10.277293	8.610692	-16.22%	5,701
2017	8.222863	10.277293	24.98%	7,816
2016	8.307785	8.222863	-1.02%	8,366
2015	8.728301	8.307785	-4.82%	7,578
2014	8.939087	8.728301	-2.36%	11,216
2013	7.731207	8.939087	15.62%	6,000
2012	6.822389	7.731207	13.32%	11,016
2011	7.707380	6.822389	-11.48%	18,940
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.276370	11.880723	5.36%	10,032
2019	9.459854	11.276370	19.20%	8,879
2018	11.201954	9.459854	-15.55%	8,837
2017	9.151249	11.201954	22.41%	9,992
2016	9.255949	9.151249	-1.13%	10,158
2015	9.543806	9.255949	-3.02%	9,255
2014	10.344002	9.543806	-7.74%	10,483
2013	8.691317	10.344002	19.02%	14,764
2012	7.475938	8.691317	16.26%	8,402
2011	8.721870	7.475938	-14.29%	8,144
80

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	31.768985	35.249303	10.96%	0
2019	26.106345	31.768985	21.69%	0
2018	29.125902	26.106345	-10.37%	0
2017	25.004822	29.125902	16.48%	0
2016	23.224311	25.004822	7.67%	0
2015	23.852035	23.224311	-2.63%	4
2014	23.100556	23.852035	3.25%	4
2013	18.458503	23.100556	25.15%	9
2012	16.193584	18.458503	13.99%	51
2011	17.138514	16.193584	-5.51%	130
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.135447	19.513947	7.60%	53,367
2019	15.987067	18.135447	13.44%	68,595
2018	17.085329	15.987067	-6.43%	77,157
2017	15.631263	17.085329	9.30%	91,314
2016	14.950504	15.631263	4.55%	93,993
2015	15.227773	14.950504	-1.82%	105,641
2014	14.804424	15.227773	2.86%	109,580
2013	13.271239	14.804424	11.55%	154,991
2012	12.336491	13.271239	7.58%	166,512
2011	12.433015	12.336491	-0.78%	96,554
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.092620	24.252684	9.78%	377,468
2019	18.728646	22.092620	17.96%	413,902
2018	20.362201	18.728646	-8.02%	458,926
2017	18.032452	20.362201	12.92%	631,088
2016	17.017118	18.032452	5.97%	639,147
2015	17.395140	17.017118	-2.17%	681,490
2014	16.810804	17.395140	3.48%	686,607
2013	14.304216	16.810804	17.52%	580,461
2012	12.957463	14.304216	10.39%	590,641
2011	13.298836	12.957463	-2.57%	599,615
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.129501	15.879077	4.95%	22,676
2019	14.044462	15.129501	7.73%	22,609
2018	14.543673	14.044462	-3.43%	154,715
2017	13.991871	14.543673	3.94%	45,620
2016	13.644204	13.991871	2.55%	49,423
2015	13.836473	13.644204	-1.39%	48,741
2014	13.541776	13.836473	2.18%	50,144
2013	13.134348	13.541776	3.10%	132,082
2012	12.698037	13.134348	3.44%	165,097
2011	12.542960	12.698037	1.24%	174,363
81

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.265374	12.613102	2.84%	0
2019	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.843101	13.430497	4.57%	6,274
2019	11.330796	12.843101	13.35%	6,923
2018	12.264497	11.330796	-7.61%	7,037
2017	10.661199	12.264497	15.04%	7,627
2016	10.135093	10.661199	5.19%	7,740
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.465989	25.466245	8.52%	219,963
2019	20.263831	23.465989	15.80%	258,756
2018	21.846601	20.263831	-7.24%	271,322
2017	19.669423	21.846601	11.07%	327,504
2016	18.665241	19.669423	5.38%	337,976
2015	19.042127	18.665241	-1.98%	367,220
2014	18.407859	19.042127	3.45%	374,894
2013	16.048214	18.407859	14.70%	384,902
2012	14.725918	16.048214	8.98%	385,574
2011	14.978498	14.725918	-1.69%	388,666
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	28.386166	31.359716	10.48%	17,821
2019	23.691041	28.386166	19.82%	18,748
2018	26.108061	23.691041	-9.26%	19,274
2017	22.750329	26.108061	14.76%	20,098
2016	21.322478	22.750329	6.70%	20,431
2015	21.839610	21.322478	-2.37%	20,474
2014	21.157248	21.839610	3.23%	20,494
2013	17.578460	21.157248	20.36%	20,540
2012	15.712035	17.578460	11.88%	20,487
2011	16.322204	15.712035	-3.74%	5,629
82

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.157026	20.452346	6.76%	96,708
2019	17.164136	19.157026	11.61%	114,808
2018	18.130322	17.164136	-5.33%	126,311
2017	16.878866	18.130322	7.41%	134,226
2016	16.235366	16.878866	3.96%	141,499
2015	16.512796	16.235366	-1.68%	140,685
2014	16.030088	16.512796	3.01%	155,728
2013	14.750895	16.030088	8.67%	188,875
2012	13.882794	14.750895	6.25%	154,577
2011	13.829933	13.882794	0.38%	102,878
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.448759	11.008516	5.36%	0
2019*	10.000000	10.448759	4.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.748882	12.237643	13.85%	0
2019*	10.000000	10.748882	7.49%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.361547	28.572042	27.77%	23,580
2019	17.460371	22.361547	28.07%	24,535
2018	18.370489	17.460371	-4.95%	24,675
2017	14.380861	18.370489	27.74%	27,301
2016	14.336160	14.380861	0.31%	28,173
2015	14.134326	14.336160	1.43%	26,773
2014	13.047356	14.134326	8.33%	27,280
2013	9.869637	13.047356	32.20%	33,633
2012	8.640935	9.869637	14.22%	28,413
2011	9.079086	8.640935	-4.83%	11,640
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.903690	13.590786	5.32%	0
2019	11.028120	12.903690	17.01%	0
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	836
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.847975	15.622448	5.22%	0
2019	12.376380	14.847975	19.97%	0
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
83

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.666250	43.908571	16.57%	2,118
2019	27.887056	37.666250	35.07%	18,522
2018	28.801336	27.887056	-3.17%	7,495
2017	23.045089	28.801336	24.98%	12,201
2016	22.676774	23.045089	1.62%	12,136
2015	21.996440	22.676774	3.09%	8,542
2014	20.601502	21.996440	6.77%	6,445
2013	15.369911	20.601502	34.04%	7,627
2012	13.197181	15.369911	16.46%	8,013
2011	13.761488	13.197181	-4.10%	7,165
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.058373	28.977106	-0.28%	694
2019	23.322735	29.058373	24.59%	18,462
2018	26.197263	23.322735	-10.97%	21,444
2017	24.562893	26.197263	6.65%	23,344
2016	20.774734	24.562893	18.23%	20,266
2015	22.105173	20.774734	-6.02%	18,225
2014	19.899468	22.105173	11.08%	18,851
2013	15.366307	19.899468	29.50%	19,686
2012	13.652497	15.366307	12.55%	20,073
2011	13.813869	13.652497	-1.17%	14,590
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	63,893
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	46.445050	51.669473	11.25%	3,187
2019	37.583496	46.445050	23.58%	3,360
2018	43.127455	37.583496	-12.85%	4,734
2017	37.872839	43.127455	13.87%	5,687
2016	32.011469	37.872839	18.31%	4,239
2015	33.394841	32.011469	-4.14%	2,338
2014	31.031799	33.394841	7.61%	4,049
2013	23.714870	31.031799	30.85%	2,355
2012	20.526948	23.714870	15.53%	2,608
2011	21.415526	20.526948	-4.15%	2,715
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.916001	21.307625	-2.78%	8,335
2019	17.993015	21.916001	21.80%	7,389
2018	21.068266	17.993015	-14.60%	7,275
2017	18.816657	21.068266	11.97%	9,308
2016	16.269097	18.816657	15.66%	9,803
2015	17.033591	16.269097	-4.49%	9,049
2014	14.800321	17.033591	15.09%	17,790
2013	11.091371	14.800321	33.44%	13,075
2012	9.693418	11.091371	14.42%	7,522
2011	10.089948	9.693418	-3.93%	5,008
84

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	34.288127	47.385306	38.20%	5,006
2019	25.752750	34.288127	33.14%	5,448
2018	28.531605	25.752750	-9.74%	5,609
2017	23.272870	28.531605	22.60%	6,183
2016	21.897684	23.272870	6.28%	9,141
2015	22.147784	21.897684	-1.13%	9,347
2014	21.961929	22.147784	0.85%	6,666
2013	15.512400	21.961929	41.58%	7,349
2012	13.947162	15.512400	11.22%	8,896
2011	14.303860	13.947162	-2.49%	6,056
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.600278	39.842993	3.22%	2,545
2019	33.067221	38.600278	16.73%	2,486
2018	40.572715	33.067221	-18.50%	2,480
2017	37.931250	40.572715	6.96%	3,650
2016	30.701789	37.931250	23.55%	3,953
2015	33.312036	30.701789	-7.84%	2,513
2014	31.724661	33.312036	5.00%	3,983
2013	23.036487	31.724661	37.71%	3,308
2012	19.470383	23.036487	18.32%	2,499
2011	20.938218	19.470383	-7.01%	1,231
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.173890	48.344227	20.34%	1,895
2019	32.586063	40.173890	23.29%	2,244
2018	38.014717	32.586063	-14.28%	2,205
2017	34.143917	38.014717	11.34%	3,816
2016	28.328748	34.143917	20.53%	3,714
2015	29.360475	28.328748	-3.51%	2,339
2014	29.688039	29.360475	-1.10%	4,147
2013	21.476771	29.688039	38.23%	2,556
2012	18.952108	21.476771	13.32%	4,174
2011	20.456564	18.952108	-7.35%	5,373
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.142146	22.464458	11.53%	3,911
2019	15.989232	20.142146	25.97%	6,104
2018	17.116113	15.989232	-6.58%	7,165
2017	13.948686	17.116113	22.71%	8,323
2016	12.490403	13.948686	11.68%	6,484
2015	12.853274	12.490403	-2.82%	6,687
2014	12.264459	12.853274	4.80%	8,669
2013	8.687989	12.264459	41.17%	14,710
2012	7.561134	8.687989	14.90%	11,678
2011	8.702060	7.561134	-13.11%	8,402
85

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.958061	23.361438	11.47%	2,733
2019	16.906180	20.958061	23.97%	3,411
2018	18.264476	16.906180	-7.44%	3,461
2017	15.688931	18.264476	16.42%	3,736
2016	14.486934	15.688931	8.30%	3,944
2015	14.791884	14.486934	-2.06%	4,179
2014	13.609689	14.791884	8.69%	5,491
2013	9.987496	13.609689	36.27%	7,578
2012	9.117565	9.987496	9.54%	6,849
2011	9.583187	9.117565	-4.86%	25,018
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.107187	15.866252	-7.25%	5,386
2019	13.334451	17.107187	28.29%	5,484
2018	14.132825	13.334451	-5.65%	6,908
2017	13.537596	14.132825	4.40%	11,328
2016	12.842357	13.537596	5.41%	11,421
2015	13.841305	12.842357	-7.22%	13,874
2014	10.943023	13.841305	26.49%	16,723
2013	10.834078	10.943023	1.01%	17,016
2012	9.531130	10.834078	13.67%	15,116
2011	9.130237	9.531130	4.39%	23,673
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.263455	23.486724	15.91%	6,298
2019	15.747039	20.263455	28.68%	10,219
2018	16.833064	15.747039	-6.45%	10,349
2017	14.118129	16.833064	19.23%	10,159
2016	12.885837	14.118129	9.56%	8,805
2015	12.979641	12.885837	-0.72%	22,729
2014	11.671121	12.979641	11.21%	14,216
2013*	10.000000	11.671121	16.71%	199
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.319089	10.436235	1.14%	16,688
2019	10.080203	10.319089	2.37%	19,301
2018	10.166849	10.080203	-0.85%	22,038
2017	10.176246	10.166849	-0.09%	22,791
2016	10.094967	10.176246	0.81%	23,556
2015	10.299452	10.094967	-1.99%	27,756
2014	10.420778	10.299452	-1.16%	18,948
2013	10.584447	10.420778	-1.55%	25,089
2012	10.396146	10.584447	1.81%	21,856
2011	10.434627	10.396146	-0.37%	8,311
86

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.255591	20.249406	17.35%	2,593
2019	14.040535	17.255591	22.90%	2,649
2018	16.104258	14.040535	-12.81%	6,694
2017	14.340085	16.104258	12.30%	7,127
2016	12.062447	14.340085	18.88%	2,837
2015	12.894319	12.062447	-6.45%	523
2014	12.539903	12.894319	2.83%	381
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.338609	35.261848	57.85%	13,002
2019	16.598711	22.338609	34.58%	15,207
2018	18.158652	16.598711	-8.59%	18,059
2017	14.477710	18.158652	25.42%	26,299
2016	13.879452	14.477710	4.31%	29,471
2015	14.161282	13.879452	-1.99%	35,956
2014	13.882497	14.161282	2.01%	24,312
2013	10.183767	13.882497	36.32%	23,628
2012	9.032284	10.183767	12.75%	19,070
2011	9.611325	9.032284	-6.02%	14,566
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.103852	10.280754	1.75%	7,921
2019	9.908064	10.103852	1.98%	8,730
2018	9.973393	9.908064	-0.66%	9,133
2017	10.050684	9.973393	-0.77%	9,377
2016	10.095733	10.050684	-0.45%	9,104
2015	10.246272	10.095733	-1.47%	8,616
2014	10.355016	10.246272	-1.05%	23,482
2013	10.464186	10.355016	-1.04%	23,386
2012	10.171757	10.464186	2.87%	9,766
2011	10.312153	10.171757	-1.36%	10,708
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.652826	12.366851	6.13%	1,378
2019	10.603120	11.652826	9.90%	1,378
2018	11.403130	10.603120	-7.02%	1,378
2017	10.225816	11.403130	11.51%	764
2016	9.208520	10.225816	11.05%	833
2015	10.310360	9.208520	-10.69%	851
2014	10.435877	10.310360	-1.20%	1,211
2013	10.599374	10.435877	-1.54%	1,211
2012*	10.000000	10.599374	5.99%	0
87

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.098612	11.633690	4.82%	0
2019	9.842622	11.098612	12.76%	0
2018	10.516109	9.842622	-6.40%	0
2017	9.739502	10.516109	7.97%	0
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.649234	12.678597	8.84%	4,325
2019	11.078319	11.649234	5.15%	4,586
2018	11.743583	11.078319	-5.66%	4,698
2017	10.782586	11.743583	8.91%	6,172
2016	10.653665	10.782586	1.21%	5,996
2015	11.669747	10.653665	-8.71%	6,129
2014	11.829924	11.669747	-1.35%	6,713
2013	12.873813	11.829924	-8.11%	6,557
2012	12.439490	12.873813	3.49%	5,555
2011	11.665801	12.439490	6.63%	7,764
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.185251	11.318577	1.19%	83,156
2019	10.943509	11.185251	2.21%	96,842
2018	11.101800	10.943509	-1.43%	118,421
2017	11.147944	11.101800	-0.41%	123,967
2016	11.188458	11.147944	-0.36%	123,543
2015	11.352455	11.188458	-1.44%	141,585
2014	11.457181	11.352455	-0.91%	139,411
2013	11.676512	11.457181	-1.88%	143,782
2012	11.227334	11.676512	4.00%	185,701
2011	11.301282	11.227334	-0.65%	166,199
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.229030	10.275587	0.46%	3,532
2019	10.127575	10.229030	1.00%	5,489
2018	10.153517	10.127575	-0.26%	2,237
2017	10.090776	10.153517	0.62%	2,094
2016*	10.000000	10.090776	0.91%	222
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.326152	12.089569	6.74%	34,223
2019	10.638761	11.326152	6.46%	39,999
2018	10.887371	10.638761	-2.28%	49,793
2017	10.560804	10.887371	3.09%	64,865
2016	10.467077	10.560804	0.90%	64,291
2015	10.607078	10.467077	-1.32%	101,258
2014	10.353544	10.607078	2.45%	65,055
2013	10.747901	10.353544	-3.67%	67,309
2012	9.980493	10.747901	7.69%	52,681
2011*	10.000000	9.980493	-0.20%	35,284
88

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.356498	22.442153	10.25%	0
2019	16.538144	20.356498	23.09%	0
2018	20.791280	16.538144	-20.46%	0
2017	16.700067	20.791280	24.50%	0
2016	17.406524	16.700067	-4.06%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.472016	34.72%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.970444	13.496594	4.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.900842	54.542568	27.14%	6,565
2019	33.911659	42.900842	26.51%	4,989
2018	34.190769	33.911659	-0.82%	9,808
2017	27.306204	34.190769	25.21%	16,941
2016	31.095173	27.306204	-12.19%	23,597
2015	28.111261	31.095173	10.61%	38,964
2014	21.781571	28.111261	29.06%	31,584
2013	14.714212	21.781571	48.03%	32,695
2012	11.421095	14.714212	28.83%	20,766
2011	10.519755	11.421095	8.57%	11,516
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.672673	6.629471	16.87%	12,044
2019	5.170813	5.672673	9.71%	12,263
2018	7.346051	5.170813	-29.61%	23,389
2017	7.619134	7.346051	-3.58%	11,477
2016	5.401602	7.619134	41.05%	26,248
2015	8.274934	5.401602	-34.72%	12,705
2014	10.432226	8.274934	-20.68%	10,671
2013	9.617126	10.432226	8.48%	8,996
2012*	10.000000	9.617126	-3.83%	7,789
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.831096	6.830940	17.15%	1,358
2019	5.299886	5.831096	10.02%	1,612
2018	7.514193	5.299886	-29.47%	1,612
2017	7.771868	7.514193	-3.32%	8,801
2016	5.498482	7.771868	41.35%	9,128
2015	8.400659	5.498482	-34.55%	9,128
2014	10.558892	8.400659	-20.44%	11,011
2013	9.712890	10.558892	8.71%	26,827
2012*	10.000000	9.712890	-2.87%	34,809
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.768910	10.427078	-3.17%	0
2019*	10.000000	10.768910	7.69%	0
89

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.299549	54.779044	55.18%	2,868
2019	28.752697	35.299549	22.77%	4,392
2018	28.860100	28.752697	-0.37%	6,543
2017	23.314175	28.860100	23.79%	10,470
2016	21.999965	23.314175	5.97%	8,625
2015	23.033032	21.999965	-4.49%	16,682
2014	23.867690	23.033032	-3.50%	17,016
2013	16.153750	23.867690	47.75%	9,489
2012	15.226889	16.153750	6.09%	9,150
2011	16.227809	15.226889	-6.17%	8,599
90

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.995693	13.388889	3.03%	394
2019	11.477850	12.995693	13.22%	378
2018	12.609964	11.477850	-8.98%	390
2017	11.225990	12.609964	12.33%	2,684
2016	11.053331	11.225990	1.56%	2,695
2015	11.398410	11.053331	-3.03%	12,503
2014	11.133083	11.398410	2.38%	10,718
2013	10.123337	11.133083	9.97%	10,750
2012*	10.000000	10.123337	1.23%	10,776
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.761351	8.798342	0.42%	0
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	41.583290	42.102986	1.25%	20,467
2019	35.298671	41.583290	17.80%	18,279
2018	42.419393	35.298671	-16.79%	19,301
2017	38.256744	42.419393	10.88%	19,924
2016	31.200744	38.256744	22.61%	21,965
2015	33.673966	31.200744	-7.34%	26,346
2014	31.459395	33.673966	7.04%	25,976
2013	23.263995	31.459395	35.23%	28,947
2012	19.987746	23.263995	16.39%	29,748
2011	22.262631	19.987746	-10.22%	21,846
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.510968	14.542884	7.64%	112,991
2019	12.627447	13.510968	7.00%	134,478
2018	13.226427	12.627447	-4.53%	152,617
2017	12.984597	13.226427	1.86%	159,461
2016	12.659799	12.984597	2.57%	161,180
2015	13.211386	12.659799	-4.18%	165,366
2014	13.017171	13.211386	1.49%	171,131
2013	14.476590	13.017171	-10.08%	185,913
2012	13.721610	14.476590	5.50%	183,908
2011	12.497477	13.721610	9.80%	128,125
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.396233	31.189187	-0.66%	30,545
2019	24.772924	31.396233	26.74%	28,643
2018	28.972226	24.772924	-14.49%	32,714
2017	26.453221	28.972226	9.52%	35,277
2016	21.939001	26.453221	20.58%	38,044
2015	22.688162	21.939001	-3.30%	43,033
2014	19.866235	22.688162	14.20%	40,837
2013	15.565748	19.866235	27.63%	45,843
2012	13.631589	15.565748	14.19%	47,476
2011	13.991845	13.631589	-2.57%	32,099
91

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.707883	33.393006	-0.93%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.542041	12.135255	5.14%	1,612
2019	10.227560	11.542041	12.85%	1,834
2018	10.720397	10.227560	-4.60%	289
2017	10.189546	10.720397	5.21%	835
2016	9.192196	10.189546	10.85%	820
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.426801	11.119524	6.64%	15,809
2019	9.723128	10.426801	7.24%	15,990
2018	9.969194	9.723128	-2.47%	17,077
2017	9.831075	9.969194	1.40%	17,085
2016	9.765557	9.831075	0.67%	3,292
2015*	10.000000	9.765557	-2.34%	19,427
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.476580	14.731042	1.76%	6,598
2019	11.559932	14.476580	25.23%	8,863
2018	12.709605	11.559932	-9.05%	8,406
2017	11.104182	12.709605	14.46%	0
2016	9.737612	11.104182	14.03%	923
2015*	10.000000	9.737612	-2.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.401283	20.637378	18.60%	167,332
2019	15.040663	17.401283	15.69%	184,092
2018	16.565571	15.040663	-9.21%	212,179
2017	14.827213	16.565571	11.72%	231,571
2016	14.537422	14.827213	1.99%	250,642
2015	14.945997	14.537422	-2.73%	274,178
2014	14.923860	14.945997	0.15%	322,852
2013	13.275810	14.923860	12.41%	328,940
2012	12.288096	13.275810	8.04%	343,546
2011	12.978965	12.288096	-5.32%	241,448
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.976111	13.749252	5.96%	1,926
2019	11.019331	12.976111	17.76%	1,909
2018	13.303536	11.019331	-17.17%	551
2017	11.769594	13.303536	13.03%	610
2016	10.397956	11.769594	13.19%	690
2015	10.856344	10.397956	-4.22%	717
2014*	10.000000	10.856344	8.56%	0
92

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	46.730696	50.796896	8.70%	6,509
2019	38.918182	46.730696	20.07%	5,987
2018	43.521784	38.918182	-10.58%	9,530
2017	39.406965	43.521784	10.44%	9,540
2016	31.899888	39.406965	23.53%	11,163
2015	33.242517	31.899888	-4.04%	10,710
2014	32.186213	33.242517	3.28%	12,709
2013	23.280544	32.186213	38.25%	14,448
2012	20.473298	23.280544	13.71%	14,776
2011	20.720623	20.473298	-1.19%	9,971
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.403592	43.258547	15.65%	38,275
2019	29.095751	37.403592	28.55%	35,963
2018	31.128111	29.095751	-6.53%	45,155
2017	26.136670	31.128111	19.10%	46,561
2016	23.869921	26.136670	9.50%	47,566
2015	24.085928	23.869921	-0.90%	50,432
2014	21.674639	24.085928	11.12%	55,179
2013	16.749922	21.674639	29.40%	57,481
2012	14.764267	16.749922	13.45%	54,225
2011	14.787085	14.764267	-0.15%	37,877
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.388665	40.474258	21.22%	15,530
2019	25.027866	33.388665	33.41%	17,944
2018	27.424124	25.027866	-8.74%	20,130
2017	21.975600	27.424124	24.79%	23,420
2016	20.779660	21.975600	5.76%	28,967
2015	21.739768	20.779660	-4.42%	31,571
2014	20.520863	21.739768	5.94%	38,292
2013	17.286242	20.520863	18.71%	38,371
2012	15.975323	17.286242	8.21%	41,784
2011	14.952491	15.975323	6.84%	64,129
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.987660	11.476208	4.45%	0
2019	9.597586	10.987660	14.48%	0
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.844046	16.189012	-3.89%	1,323
2019	13.423198	16.844046	25.48%	1,012
2018	16.451231	13.423198	-18.41%	2,986
2017	14.981834	16.451231	9.81%	2,605
2016	11.632000	14.981834	28.80%	5,650
2015	12.657171	11.632000	-8.10%	4,897
2014	12.197325	12.657171	3.77%	1,013
2013*	10.000000	12.197325	21.97%	0
93

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.843385	10.866618	0.21%	3,473
2019	10.306919	10.843385	5.20%	4,277
2018	10.500539	10.306919	-1.84%	4,811
2017	10.331401	10.500539	1.64%	4,204
2016	9.651508	10.331401	7.04%	790
2015	9.921864	9.651508	-2.72%	1,123
2014	10.041128	9.921864	-1.19%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.433682	13.416483	28.59%	0
2019	8.219846	10.433682	26.93%	0
2018*	10.000000	8.219846	-17.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.724374	19.545827	10.28%	40,555
2019	15.585374	17.724374	13.72%	33,834
2018	16.570740	15.585374	-5.95%	37,850
2017	14.951678	16.570740	10.83%	66,862
2016	14.460919	14.951678	3.39%	67,362
2015	14.796984	14.460919	-2.27%	65,973
2014	14.451944	14.796984	2.39%	60,744
2013	12.994518	14.451944	11.22%	57,867
2012	11.853500	12.994518	9.63%	55,235
2011	12.115952	11.853500	-2.17%	57,430
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.363718	21.825612	12.71%	215,522
2019	16.440400	19.363718	17.78%	229,341
2018	17.817867	16.440400	-7.73%	250,331
2017	15.597977	17.817867	14.23%	286,373
2016	15.004361	15.597977	3.96%	294,157
2015	15.342047	15.004361	-2.20%	422,202
2014	14.929274	15.342047	2.76%	437,349
2013	13.140604	14.929274	13.61%	369,565
2012	11.829064	13.140604	11.09%	360,942
2011	12.190669	11.829064	-2.97%	301,173
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.360629	24.479805	14.60%	16,966
2019	17.517235	21.360629	21.94%	19,053
2018	19.393080	17.517235	-9.67%	22,438
2017	16.353289	19.393080	18.59%	22,406
2016	15.646468	16.353289	4.52%	22,475
2015	16.009966	15.646468	-2.27%	23,151
2014	15.557219	16.009966	2.91%	21,809
2013	13.042099	15.557219	19.28%	22,128
2012	11.525200	13.042099	13.16%	23,719
2011	12.071604	11.525200	-4.53%	1,345
94

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.588125	16.304453	19.99%	24,150
2019	11.142978	13.588125	21.94%	26,166
2018	11.869726	11.142978	-6.12%	23,951
2017	10.403804	11.869726	14.09%	7,369
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.648517	54.571298	27.96%	414
2019	33.066512	42.648517	28.98%	414
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.980884	8.559815	-34.06%	22,247
2019	12.030208	12.980884	7.90%	20,472
2018	16.277352	12.030208	-26.09%	21,511
2017	17.039350	16.277352	-4.47%	22,910
2016	12.989684	17.039350	31.18%	24,453
2015	16.683154	12.989684	-22.14%	28,002
2014	19.465593	16.683154	-14.29%	25,349
2013	15.958849	19.465593	21.97%	25,734
2012	15.509505	15.958849	2.90%	31,310
2011	16.651031	15.509505	-6.86%	17,924
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.274853	31.660777	4.58%	60,186
2019	24.242577	30.274853	24.88%	64,280
2018	26.980327	24.242577	-10.15%	68,834
2017	24.375886	26.980327	10.68%	73,676
2016	21.076366	24.375886	15.66%	76,257
2015	22.401267	21.076366	-5.91%	86,691
2014	21.018038	22.401267	6.58%	84,488
2013	16.735236	21.018038	25.59%	89,166
2012	14.552109	16.735236	15.00%	94,191
2011	14.714425	14.552109	-1.10%	80,222
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.622664	15.457774	5.71%	6,070
2019	11.476735	14.622664	27.41%	6,070
2018	12.864962	11.476735	-10.79%	6,070
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
95

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	42.651329	60.155147	41.04%	26,750
2019	32.401875	42.651329	31.63%	34,425
2018	33.125525	32.401875	-2.18%	56,962
2017	25.007038	33.125525	32.46%	53,032
2016	25.312028	25.007038	-1.20%	59,319
2015	24.098990	25.312028	5.03%	64,029
2014	22.094915	24.098990	9.07%	63,821
2013	16.535427	22.094915	33.62%	62,664
2012	14.711717	16.535427	12.40%	65,297
2011	14.978073	14.711717	-1.78%	34,610
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.617201	15.677431	7.25%	121,159
2019	13.598682	14.617201	7.49%	121,138
2018	13.952057	13.598682	-2.53%	136,392
2017	13.654784	13.952057	2.18%	137,236
2016	13.301694	13.654784	2.65%	137,347
2015	13.654647	13.301694	-2.58%	142,216
2014	13.158621	13.654647	3.77%	148,743
2013	13.675795	13.158621	-3.78%	170,581
2012	13.181320	13.675795	3.75%	165,087
2011	12.533669	13.181320	5.17%	113,734
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	45.751358	52.982283	15.80%	17,523
2019	37.805757	45.751358	21.02%	23,895
2018	45.153552	37.805757	-16.27%	30,082
2017	38.125550	45.153552	18.43%	34,700
2016	34.669062	38.125550	9.97%	34,647
2015	35.870883	34.669062	-3.35%	35,686
2014	34.432944	35.870883	4.18%	38,265
2013	25.793803	34.432944	33.49%	44,472
2012	22.916990	25.793803	12.55%	47,093
2011	26.163996	22.916990	-12.41%	41,829
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.963647	30.553893	13.32%	10,554
2019	21.524452	26.963647	25.27%	14,732
2018	25.793978	21.524452	-16.55%	15,040
2017	20.195707	25.793978	27.72%	18,916
2016	21.697549	20.195707	-6.92%	19,534
2015	21.379298	21.697549	1.49%	18,860
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.523388	12.384384	-8.42%	585
2019	11.195059	13.523388	20.80%	823
2018	12.181991	11.195059	-8.10%	0
2017	11.947729	12.181991	1.96%	0
96

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.474772	15.891538	9.79%	27,233
2019	12.291558	14.474772	17.76%	46,649
2018	13.847916	12.291558	-11.24%	70,803
2017	12.586187	13.847916	10.02%	77,582
2016	11.317969	12.586187	11.21%	80,771
2015	12.282750	11.317969	-7.85%	82,308
2014	12.155342	12.282750	1.05%	129,595
2013	9.995709	12.155342	21.61%	131,748
2012	8.821565	9.995709	13.31%	131,430
2011	9.118982	8.821565	-3.26%	85,606
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.438367	17.252035	-1.07%	72,516
2019	15.293054	17.438367	14.03%	74,816
2018	16.267133	15.293054	-5.99%	99,116
2017	15.095803	16.267133	7.76%	100,109
2016	13.474340	15.095803	12.03%	103,984
2015	14.755268	13.474340	-8.68%	106,045
2014	14.355460	14.755268	2.79%	115,231
2013	12.823360	14.355460	11.95%	140,135
2012	11.586341	12.823360	10.68%	149,070
2011	11.517649	11.586341	0.60%	90,415
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	42.350492	43.768402	3.35%	8,543
2019	34.115883	42.350492	24.14%	8,397
2018	39.859784	34.115883	-14.41%	8,682
2017	36.662493	39.859784	8.72%	10,531
2016	28.661334	36.662493	27.92%	11,889
2015	31.498756	28.661334	-9.01%	14,190
2014	31.877872	31.498756	-1.19%	14,868
2013	23.815169	31.877872	33.86%	14,935
2012	20.475326	23.815169	16.31%	18,063
2011	21.653562	20.475326	-5.44%	14,960
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.299748	8.654424	-6.94%	83,421
2019	9.278618	9.299748	0.23%	98,190
2018	9.265261	9.278618	0.14%	105,587
2017	9.251671	9.265261	0.15%	114,699
2016	9.147207	9.251671	1.14%	124,505
2015	9.728973	9.147207	-5.98%	133,964
2014	9.724029	9.728973	0.05%	145,803
97

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.655488	12.945496	2.29%	0
2019	11.507317	12.655488	9.98%	0
2018	12.244333	11.507317	-6.02%	0
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.025753	10.512198	4.85%	0
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.741083	10.277704	5.51%	0
2019	9.441271	9.741083	3.18%	1,092
2018	10.124128	9.441271	-6.74%	1,055
2017	9.938737	10.124128	1.87%	1,065
2016	10.164440	9.938737	-2.22%	1,024
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	17,548
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.617689	46.18%	20,906
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	42.602580	53.299725	25.11%	6,687
2019	32.985881	42.602580	29.15%	7,160
2018	38.769523	32.985881	-14.92%	8,004
2017	28.945022	38.769523	33.94%	5,383
2016	29.505521	28.945022	-1.90%	11,134
2015	28.967317	29.505521	1.86%	11,951
2014	28.889338	28.967317	0.27%	12,107
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.841692	37.802497	11.70%	8,501
2019	26.146207	33.841692	29.43%	9,480
2018	28.959603	26.146207	-9.71%	11,195
2017	25.270018	28.959603	14.60%	12,383
2016	23.108011	25.270018	9.36%	13,713
2015	22.810911	23.108011	1.30%	15,280
2014	21.029962	22.810911	8.47%	15,625
2013	16.284679	21.029962	29.14%	21,396
2012	14.214463	16.284679	14.56%	21,912
2011	14.512770	14.214463	-2.06%	19,600
98

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.118090	17.251746	7.03%	7,037
2019	13.120208	16.118090	22.85%	7,390
2018	15.107729	13.120208	-13.16%	7,418
2017	13.410910	15.107729	12.65%	7,479
2016	12.061506	13.410910	11.19%	3,368
2015	12.825380	12.061506	-5.96%	3,507
2014	12.531340	12.825380	2.35%	1,570
2013	9.928417	12.531340	26.22%	2,205
2012*	10.000000	9.928417	-0.72%	1,677
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.960639	52.847888	17.54%	10,165
2019	36.280130	44.960639	23.93%	14,470
2018	41.280631	36.280130	-12.11%	13,986
2017	36.883159	41.280631	11.92%	16,882
2016	31.900693	36.883159	15.62%	17,694
2015	34.575949	31.900693	-7.74%	17,905
2014	31.518440	34.575949	9.70%	20,699
2013	22.812364	31.518440	38.16%	21,365
2012	19.732795	22.812364	15.61%	16,419
2011	20.573839	19.732795	-4.09%	13,629
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.764832	12.801975	18.92%	3,555
2019	8.563019	10.764832	25.71%	4,272
2018	10.834904	8.563019	-20.97%	4,156
2017	8.721003	10.834904	24.24%	3,958
2016	9.123662	8.721003	-4.41%	2,559
2015	9.006445	9.123662	1.30%	5,533
2014*	10.000000	9.006445	-9.94%	4,089
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.174212	19.215395	11.89%	126,529
2019	14.354042	17.174212	19.65%	158,691
2018	15.451603	14.354042	-7.10%	176,717
2017	13.296360	15.451603	16.21%	186,550
2016	13.889249	13.296360	-4.27%	224,205
2015	15.424075	13.889249	-9.95%	321,451
2014	16.571392	15.424075	-6.92%	339,056
2013	13.478931	16.571392	22.94%	337,621
2012	11.512000	13.478931	17.09%	323,245
2011	12.626540	11.512000	-8.83%	216,182
99

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.533594	14.098248	4.17%	5,612
2019	12.388067	13.533594	9.25%	5,517
2018	12.882390	12.388067	-3.84%	10,526
2017	12.290364	12.882390	4.82%	10,516
2016	10.765970	12.290364	14.16%	12,197
2015	11.720147	10.765970	-8.14%	8,075
2014	11.705933	11.720147	0.12%	8,204
2013	10.782323	11.705933	8.57%	7,421
2012*	10.000000	10.782323	7.82%	73,404
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.746995	31.836823	46.40%	17,620
2019	16.046202	21.746995	35.53%	21,357
2018	16.343191	16.046202	-1.82%	21,336
2017	13.107873	16.343191	24.68%	8,566
2016	12.571862	13.107873	4.26%	9,238
2015	13.580801	12.571862	-7.43%	10,096
2014	12.814288	13.580801	5.98%	10,185
2013	10.037435	12.814288	27.66%	5,238
2012*	10.000000	10.037435	0.37%	618
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.360648	11.222886	8.32%	3,637
2019	9.649897	10.360648	7.37%	5,214
2018	9.950738	9.649897	-3.02%	5,524
2017	9.798941	9.950738	1.55%	5,390
2016	9.756238	9.798941	0.44%	6,825
2015*	10.000000	9.756238	-2.44%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	54.309763	74.188922	36.60%	15,942
2019	40.391748	54.309763	34.46%	18,130
2018	40.420567	40.391748	-0.07%	19,420
2017	31.645736	40.420567	27.73%	22,643
2016	31.594142	31.645736	0.16%	26,263
2015	28.727558	31.594142	9.98%	27,878
2014	26.956617	28.727558	6.57%	31,834
2013	20.962185	26.956617	28.60%	32,212
2012	17.226388	20.962185	21.69%	37,376
2011	18.840477	17.226388	-8.57%	24,303
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.778730	48.543256	48.09%	6,881
2019	23.037227	32.778730	42.29%	7,716
2018	23.238659	23.037227	-0.87%	8,016
2017	16.320797	23.238659	42.39%	8,148
2016	14.589746	16.320797	11.86%	8,000
2015	14.190371	14.589746	2.81%	6,939
2014	13.208445	14.190371	7.43%	8,295
2013	9.929462	13.208445	33.02%	8,950
2012*	10.000000	9.929462	-0.71%	8,032
100

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.344766	35.730496	13.99%	2,216
2019	25.178632	31.344766	24.49%	4,128
2018	30.201271	25.178632	-16.63%	4,069
2017	23.498756	30.201271	28.52%	5,745
2016	25.635747	23.498756	-8.34%	6,467
2015	28.611695	25.635747	-10.40%	6,932
2014	33.130857	28.611695	-13.64%	6,439
2013	29.506835	33.130857	12.28%	6,953
2012	26.536056	29.506835	11.20%	7,808
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.995883	9.695695	-3.00%	0
2019	8.611608	9.995883	16.07%	1,461
2018	10.763266	8.611608	-19.99%	1,343
2017	8.569707	10.763266	25.60%	2,556
2016	7.221288	8.569707	18.67%	5,609
2015	9.193954	7.221288	-21.46%	220
2014	9.812785	9.193954	-6.31%	1,412
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.509924	11.092917	5.55%	3,867
2019	9.867284	10.509924	6.51%	3,348
2018	10.148188	9.867284	-2.77%	13,223
2017	9.944211	10.148188	2.05%	10,101
2016*	10.000000	9.944211	-0.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.984629	31.446519	43.04%	3,578
2019	15.838692	21.984629	38.80%	4,022
2018	16.404179	15.838692	-3.45%	4,256
2017	13.215531	16.404179	24.13%	3,960
2016	12.362520	13.215531	6.90%	5,933
2015	12.858653	12.362520	-3.86%	5,552
2014	14.148077	12.858653	-9.11%	3,815
2013	10.196918	14.148077	38.75%	2,862
2012*	10.000000	10.196918	1.97%	2,092
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.901545	38.437426	1.41%	43,418
2019	29.787494	37.901545	27.24%	42,467
2018	33.824310	29.787494	-11.93%	49,588
2017	29.335665	33.824310	15.30%	56,221
2016	26.241671	29.335665	11.79%	58,810
2015	26.960908	26.241671	-2.67%	60,095
2014	24.900646	26.960908	8.27%	60,386
2013	18.690785	24.900646	33.22%	58,031
2012	16.417040	18.690785	13.85%	59,962
2011	16.787166	16.417040	-2.20%	45,758
101

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.824862	12.284018	13.48%	0
2019*	10.000000	10.824862	8.25%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.343535	25.207367	18.10%	43,963
2019	17.288585	21.343535	23.45%	50,324
2018	19.494003	17.288585	-11.31%	56,245
2017	15.644395	19.494003	24.61%	62,818
2016	15.333259	15.644395	2.03%	70,075
2015	14.678641	15.333259	4.46%	76,142
2014	14.772760	14.678641	-0.64%	73,905
2013	11.780323	14.772760	25.40%	72,064
2012	10.342861	11.780323	13.90%	70,803
2011	10.717202	10.342861	-3.49%	44,651
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.281986	32.82%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.593541	35.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.645306	11.277205	-3.16%	177
2019	9.269537	11.645306	25.63%	1,139
2018	10.243756	9.269537	-9.51%	1,249
2017	9.263630	10.243756	10.58%	1,436
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.056976	23.613271	12.14%	9,591
2019	17.283678	21.056976	21.83%	10,483
2018	18.954527	17.283678	-8.82%	10,104
2017	16.415371	18.954527	15.47%	10,884
2016	15.050741	16.415371	9.07%	12,543
2015	16.501542	15.050741	-8.79%	12,446
2014	17.149472	16.501542	-3.78%	21,560
2013	13.231297	17.149472	29.61%	17,646
2012	10.982532	13.231297	20.48%	18,893
2011	11.280501	10.982532	-2.64%	11,385
102

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.962051	19.199427	48.12%	39,256
2019	9.931581	12.962051	30.51%	42,253
2018	12.131922	9.931581	-18.14%	48,164
2017	9.835683	12.131922	23.35%	46,401
2016	10.264111	9.835683	-4.17%	48,956
2015	10.515782	10.264111	-2.39%	51,414
2014	10.849797	10.515782	-3.08%	48,408
2013	9.120622	10.849797	18.96%	46,576
2013	9.120622	10.849797	18.96%	57,731
2012	8.036198	9.120622	13.49%	48,934
2011	9.050027	8.036198	-11.20%	37,550
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.898041	20.794940	10.04%	2,339,338
2019	15.924989	18.898041	18.67%	2,637,864
2018	17.059679	15.924989	-6.65%	2,954,741
2017	14.994535	17.059679	13.77%	3,466,054
2016	14.000824	14.994535	7.10%	3,751,939
2015	14.111333	14.000824	-0.78%	3,663,624
2014	13.679983	14.111333	3.15%	3,739,921
2013	11.293817	13.679983	21.13%	3,855,475
2012	9.934130	11.293817	13.69%	3,871,016
2011	10.017612	9.934130	-0.83%	3,125,488
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.815215	12.677127	7.29%	859,591
2019	11.034410	11.815215	7.08%	921,231
2018	11.353917	11.034410	-2.81%	1,103,332
2017	11.196015	11.353917	1.41%	1,107,069
2016	11.100673	11.196015	0.86%	1,021,470
2015	11.324564	11.100673	-1.98%	975,925
2014	10.979648	11.324564	3.14%	983,136
2013	11.470453	10.979648	-4.28%	1,015,933
2012	11.122824	11.470453	3.13%	890,951
2011	10.707494	11.122824	3.88%	589,159
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.320079	29.769689	27.66%	77,546
2019	17.610611	23.320079	32.42%	82,302
2018	19.790944	17.610611	-11.02%	89,135
2017	15.379692	19.790944	28.68%	96,519
2016	15.623617	15.379692	-1.56%	96,916
2015	14.925333	15.623617	4.68%	98,765
2014	14.917365	14.925333	0.05%	101,062
2013	11.802543	14.917365	26.39%	104,841
2012	9.839907	11.802543	19.95%	109,646
2011	11.042898	9.839907	-10.89%	89,000
103

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.087775	37.342437	48.85%	97,850
2019	19.598859	25.087775	28.01%	129,741
2018	20.081770	19.598859	-2.40%	152,933
2017	15.992791	20.081770	25.57%	164,190
2016	14.924156	15.992791	7.16%	162,120
2015	14.272660	14.924156	4.56%	170,775
2014	13.442503	14.272660	6.18%	187,743
2013	10.556109	13.442503	27.34%	190,177
2012	9.151941	10.556109	15.34%	197,338
2011	9.772798	9.151941	-6.35%	157,318
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.058144	22.284450	11.10%	628,517
2019	16.245630	20.058144	23.47%	719,541
2018	16.906057	16.245630	-3.91%	813,425
2017	14.111928	16.906057	19.80%	910,527
2016	12.929086	14.111928	9.15%	976,451
2015	13.017917	12.929086	-0.68%	952,235
2014	12.020395	13.017917	8.30%	1,004,263
2013	9.200983	12.020395	30.64%	1,112,994
2012	8.000182	9.200983	15.01%	1,201,875
2011	8.328583	8.000182	-3.94%	821,337
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.244900	16.608611	2.24%	71,863
2019	15.145576	16.244900	7.26%	78,842
2018	15.787057	15.145576	-4.06%	88,798
2017	15.110733	15.787057	4.48%	76,941
2016	14.155154	15.110733	6.75%	79,528
2015	14.836111	14.155154	-4.59%	83,426
2014	14.535835	14.836111	2.07%	89,132
2013	14.962997	14.535835	-2.85%	90,327
2012	13.568081	14.962997	10.28%	85,535
2011	13.083288	13.568081	3.71%	69,577
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.051650	36.819054	8.13%	15,391
2019	26.862113	34.051650	26.76%	15,582
2018	27.419352	26.862113	-2.03%	15,646
2017	23.207811	27.419352	18.15%	16,680
2016	21.249049	23.207811	9.22%	17,496
2015	21.485335	21.249049	-1.10%	19,480
2014	19.557070	21.485335	9.86%	17,629
2013	15.219252	19.557070	28.50%	19,946
2012	13.606781	15.219252	11.85%	18,029
2011	13.796466	13.606781	-1.37%	13,243
104

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.694028	34.212524	1.54%	13,250
2019	27.001980	33.694028	24.78%	12,961
2018	29.701451	27.001980	-9.09%	19,878
2017	25.685564	29.701451	15.63%	22,703
2016	22.234394	25.685564	15.52%	27,491
2015	24.207767	22.234394	-8.15%	30,520
2014	22.619836	24.207767	7.02%	29,238
2013	17.015902	22.619836	32.93%	29,359
2012	14.656457	17.015902	16.10%	34,327
2011	15.307241	14.656457	-4.25%	28,681
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.070105	12.458585	12.54%	0
2019	9.802299	11.070105	12.93%	0
2018	10.901347	9.802299	-10.08%	0
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.093102	17.797322	10.59%	43,692
2019	13.213674	16.093102	21.79%	43,756
2018	15.069736	13.213674	-12.32%	44,262
2017	12.802587	15.069736	17.71%	46,020
2016	12.024315	12.802587	6.47%	43,116
2015	12.456988	12.024315	-3.47%	40,494
2014	12.133258	12.456988	2.67%	40,572
2013	9.537949	12.133258	27.21%	40,608
2012	8.358114	9.537949	14.12%	27,486
2011	9.086283	8.358114	-8.01%	12,239
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.442149	15.562977	7.76%	993,590
2019	12.652317	14.442149	14.15%	1,101,130
2018	13.735159	12.652317	-7.88%	1,223,913
2017	12.475606	13.735159	10.10%	1,390,082
2016	11.966272	12.475606	4.26%	1,500,079
2015	12.309826	11.966272	-2.79%	1,650,377
2014	12.012839	12.309826	2.47%	1,742,659
2013	10.663756	12.012839	12.65%	1,739,999
2012	9.773150	10.663756	9.11%	1,756,219
2011	10.082476	9.773150	-3.07%	1,144,192
105

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.553345	17.033456	9.52%	1,705,857
2019	13.165588	15.553345	18.14%	1,832,152
2018	14.592140	13.165588	-9.78%	2,074,102
2017	12.824306	14.592140	13.79%	2,379,398
2016	12.161653	12.824306	5.45%	2,448,422
2015	12.544967	12.161653	-3.06%	2,599,284
2014	12.195542	12.544967	2.87%	2,719,385
2013	10.237652	12.195542	19.12%	2,659,535
2012	9.169449	10.237652	11.65%	2,618,766
2011	9.665696	9.169449	-5.13%	2,191,624
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.648620	13.370880	5.71%	626,919
2019	11.632636	12.648620	8.73%	669,596
2018	12.157713	11.632636	-4.32%	767,604
2017	11.633920	12.157713	4.50%	746,051
2016	11.318457	11.633920	2.79%	740,000
2015	11.605240	11.318457	-2.47%	759,690
2014	11.430565	11.605240	1.53%	808,251
2013	11.087244	11.430565	3.10%	852,235
2012	10.497989	11.087244	5.61%	890,205
2011	10.535889	10.497989	-0.36%	682,745
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.185507	12.575874	3.20%	0
2019	10.893478	12.185507	11.86%	0
2018	11.924834	10.893478	-8.65%	0
2017	10.575105	11.924834	12.76%	0
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	761
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.676843	13.371625	5.48%	6,377
2019	11.179303	12.676843	13.40%	6,764
2018	12.245721	11.179303	-8.71%	7,058
2017	10.580763	12.245721	15.74%	10,145
2016	10.138838	10.580763	4.36%	2,793
2015	10.848497	10.138838	-6.54%	2,840
2014	10.930952	10.848497	-0.75%	2,882
2013*	10.000000	10.930952	9.31%	0
106

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.046703	16.363698	8.75%	1,467,310
2019	12.962680	15.046703	16.08%	1,611,112
2018	14.201272	12.962680	-8.72%	1,822,805
2017	12.681924	14.201272	11.98%	2,149,187
2016	12.092268	12.681924	4.88%	2,347,333
2015	12.440261	12.092268	-2.80%	2,483,545
2014	12.108469	12.440261	2.74%	2,511,912
2013	10.461468	12.108469	15.74%	2,597,522
2012	9.476046	10.461468	10.40%	2,534,821
2011	9.874824	9.476046	-4.04%	1,933,843
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.809028	17.436678	10.30%	48,747
2019	13.164082	15.809028	20.09%	66,442
2018	14.807095	13.164082	-11.10%	73,908
2017	12.763725	14.807095	16.01%	100,339
2016	12.073870	12.763725	5.71%	100,763
2015	12.477060	12.073870	-3.23%	111,544
2014	12.145260	12.477060	2.73%	111,715
2013	9.946771	12.145260	22.10%	115,564
2012	8.835604	9.946771	12.58%	118,501
2011	9.433360	8.835604	-6.34%	111,526
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.935324	14.931248	7.15%	504,975
2019	12.408854	13.935324	12.30%	677,470
2018	13.262867	12.408854	-6.44%	705,993
2017	12.284078	13.262867	7.97%	832,802
2016	11.794839	12.284078	4.15%	909,815
2015	12.134187	11.794839	-2.80%	956,489
2014	11.865930	12.134187	2.26%	1,045,486
2013	10.857085	11.865930	9.29%	1,214,177
2012	10.042298	10.857085	8.11%	1,208,797
2011	10.248492	10.042298	-2.01%	1,012,770
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.997784	15.498581	3.34%	61,556
2019	13.570438	14.997784	10.52%	60,325
2018	16.384184	13.570438	-17.17%	60,387
2017	13.588149	16.384184	20.58%	62,889
2016	13.676995	13.588149	-0.65%	69,239
2015	14.486038	13.676995	-5.58%	72,463
2014	16.051858	14.486038	-9.75%	69,914
2013	13.604035	16.051858	17.99%	64,811
2012	11.581113	13.604035	17.47%	73,729
2011	13.459684	11.581113	-13.96%	65,439
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.739352	17.39%	32,115
107

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.822922	13.451737	4.90%	17,309
2019	12.007000	12.822922	6.80%	18,223
2018	12.306712	12.007000	-2.44%	21,294
2017	12.022809	12.306712	2.36%	24,259
2016	11.653100	12.022809	3.17%	31,199
2015	11.966029	11.653100	-2.62%	26,839
2014	11.634780	11.966029	2.85%	22,251
2013	12.099576	11.634780	-3.84%	19,411
2012	11.458211	12.099576	5.60%	19,894
2011	10.976951	11.458211	4.38%	27,484
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.676867	14.652306	7.13%	27,871
2019	12.701870	13.676867	7.68%	27,934
2018	13.120067	12.701870	-3.19%	30,210
2017	12.868367	13.120067	1.96%	31,082
2016	12.674139	12.868367	1.53%	32,863
2015	12.966964	12.674139	-2.26%	34,021
2014	12.583641	12.966964	3.05%	35,918
2013	13.075685	12.583641	-3.76%	33,889
2012	12.424769	13.075685	5.24%	34,818
2011	11.924351	12.424769	4.20%	19,846
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.539005	10.742058	1.93%	5,782
2019	10.063921	10.539005	4.72%	2,397
2018*	10.000000	10.063921	0.64%	2,397
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.688583	38.511235	11.02%	10,153
2019	28.782772	34.688583	20.52%	12,538
2018	35.580349	28.782772	-19.10%	15,186
2017	25.641899	35.580349	38.76%	15,965
2016	24.281437	25.641899	5.60%	17,286
2015	29.503519	24.281437	-17.70%	19,137
2014	31.854512	29.503519	-7.38%	16,245
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.683530	24.668780	4.16%	7,340
2019	21.008517	23.683530	12.73%	8,700
2018	22.045955	21.008517	-4.71%	9,242
2017	21.017384	22.045955	4.89%	10,019
2016	18.738048	21.017384	12.16%	10,625
2015	19.582429	18.738048	-4.31%	10,349
2014	19.435544	19.582429	0.76%	10,954
108

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.540476	13.070496	4.23%	7,541
2019	12.010718	12.540476	4.41%	16,412
2018	12.231708	12.010718	-1.81%	18,240
2017	12.194796	12.231708	0.30%	27,947
2016	12.320032	12.194796	-1.02%	22,543
2015	12.553135	12.320032	-1.86%	58,826
2014	12.218455	12.553135	2.74%	31,648
2013	12.961773	12.218455	-5.73%	31,855
2012	12.801881	12.961773	1.25%	38,169
2011	12.147918	12.801881	5.38%	19,731
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.948386	8.813200	-1.51%	184,189
2019	8.948363	8.948386	0.00%	224,685
2018	8.983698	8.948363	-0.39%	259,780
2017	9.104895	8.983698	-1.33%	316,229
2016	9.265915	9.104895	-1.74%	305,112
2015	9.430955	9.265915	-1.75%	341,921
2014	9.598934	9.430955	-1.75%	299,236
2013	9.769905	9.598934	-1.75%	306,078
2012	9.944406	9.769905	-1.75%	380,873
2011	10.121033	9.944406	-1.75%	141,315
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.951493	10.528732	5.80%	20,681
2019	8.517743	9.951493	16.83%	20,515
2018	10.176760	8.517743	-16.30%	20,230
2017	8.150689	10.176760	24.86%	21,174
2016	8.243219	8.150689	-1.12%	22,857
2015	8.669291	8.243219	-4.91%	24,915
2014	8.887692	8.669291	-2.46%	27,942
2013	7.694573	8.887692	15.51%	25,992
2012	6.796997	7.694573	13.21%	23,636
2011	7.686505	6.796997	-11.57%	19,653
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.120569	11.704665	5.25%	26,193
2019	9.338652	11.120569	19.08%	34,203
2018	11.069760	9.338652	-15.64%	36,070
2017	9.052425	11.069760	22.29%	35,980
2016	9.165287	9.052425	-1.23%	36,948
2015	9.459956	9.165287	-3.11%	38,060
2014	10.263564	9.459956	-7.83%	21,729
2013	8.632502	10.263564	18.89%	22,602
2012	7.432925	8.632502	16.14%	17,349
2011	8.680525	7.432925	-14.37%	11,653
109

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	31.228293	34.614150	10.84%	38,807
2019	25.688148	31.228293	21.57%	42,267
2018	28.688685	25.688148	-10.46%	50,266
2017	24.654450	28.688685	16.36%	50,676
2016	22.922125	24.654450	7.56%	49,837
2015	23.565644	22.922125	-2.73%	50,111
2014	22.846408	23.565644	3.15%	50,314
2013	18.273978	22.846408	25.02%	50,513
2012	16.048045	18.273978	13.87%	50,749
2011	17.001736	16.048045	-5.61%	21,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.939748	19.283751	7.49%	515,662
2019	15.830644	17.939748	13.32%	577,997
2018	16.935489	15.830644	-6.52%	635,702
2017	15.509887	16.935489	9.19%	753,597
2016	14.849467	15.509887	4.45%	837,385
2015	15.140265	14.849467	-1.92%	912,466
2014	14.734335	15.140265	2.75%	915,241
2013	13.221841	14.734335	11.44%	919,122
2012	12.303112	13.221841	7.47%	880,994
2011	12.411964	12.303112	-0.88%	465,128
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.854187	23.966551	9.67%	596,085
2019	18.545373	21.854187	17.84%	674,740
2018	20.183589	18.545373	-8.12%	781,034
2017	17.892430	20.183589	12.81%	868,754
2016	16.902122	17.892430	5.86%	930,046
2015	17.295177	16.902122	-2.27%	968,092
2014	16.731206	17.295177	3.37%	959,445
2013	14.250979	16.731206	17.40%	948,489
2012	12.922393	14.250979	10.28%	925,618
2011	13.276309	12.922393	-2.67%	689,292
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.872052	15.593016	4.85%	258,514
2019	13.819527	14.872052	7.62%	268,146
2018	14.325377	13.819527	-3.53%	315,971
2017	13.795851	14.325377	3.84%	403,696
2016	13.466712	13.795851	2.44%	489,712
2015	13.670380	13.466712	-1.49%	503,185
2014	13.392845	13.670380	2.07%	532,058
2013	13.003124	13.392845	3.00%	616,654
2012	12.584001	13.003124	3.33%	731,600
2011	12.442939	12.584001	1.13%	484,338
110

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.182409	12.515056	2.73%	2,338
2019	10.973073	12.182409	11.02%	2,726
2018	11.835447	10.973073	-7.29%	3,154
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.756263	13.326129	4.47%	19,560
2019	11.265628	12.756263	13.23%	3,560
2018	12.206448	11.265628	-7.71%	3,752
2017	10.621510	12.206448	14.92%	18,202
2016	10.107611	10.621510	5.08%	1,466
2015	10.711302	10.107611	-5.64%	1,484
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.066605	25.007361	8.41%	338,339
2019	19.939202	23.066605	15.68%	430,428
2018	21.518631	19.939202	-7.34%	548,366
2017	19.393791	21.518631	10.96%	638,696
2016	18.422356	19.393791	5.27%	693,648
2015	18.813468	18.422356	-2.08%	698,519
2014	18.205323	18.813468	3.34%	769,731
2013	15.887798	18.205323	14.59%	793,071
2012	14.593590	15.887798	8.87%	737,597
2011	14.858981	14.593590	-1.79%	540,490
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.902993	30.794612	10.36%	17,250
2019	23.311485	27.902993	19.70%	24,514
2018	25.716095	23.311485	-9.35%	46,317
2017	22.431504	25.716095	14.64%	65,286
2016	21.044992	22.431504	6.59%	73,153
2015	21.577330	21.044992	-2.47%	83,082
2014	20.924427	21.577330	3.12%	86,018
2013	17.402708	20.924427	20.24%	86,746
2012	15.570810	17.402708	11.76%	83,216
2011	16.191935	15.570810	-3.84%	58,902
111

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.830992	20.083828	6.65%	237,378
2019	16.889190	18.830992	11.50%	260,258
2018	17.858160	16.889190	-5.43%	282,291
2017	16.642354	17.858160	7.31%	311,425
2016	16.024114	16.642354	3.86%	341,537
2015	16.314521	16.024114	-1.78%	375,159
2014	15.853731	16.314521	2.91%	384,855
2013	14.603455	15.853731	8.56%	447,769
2012	13.758057	14.603455	6.14%	477,142
2011	13.719595	13.758057	0.28%	314,800
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.441659	10.989854	5.25%	0
2019*	10.000000	10.441659	4.42%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.741584	12.216898	13.73%	0
2019*	10.000000	10.741584	7.42%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.097701	28.206233	27.64%	32,546
2019	17.271907	22.097701	27.94%	38,957
2018	18.190808	17.271907	-5.05%	39,608
2017	14.254637	18.190808	27.61%	56,271
2016	14.224750	14.254637	0.21%	65,541
2015	14.038767	14.224750	1.32%	70,966
2014	12.972341	14.038767	8.22%	71,590
2013	9.822877	12.972341	32.06%	64,001
2012	8.608756	9.822877	14.10%	57,910
2011	9.054459	8.608756	-4.92%	48,335
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.832145	13.501686	5.22%	64,356
2019	10.978133	12.832145	16.89%	69,249
2018	11.740739	10.978133	-6.50%	60,849
2017	10.164984	11.740739	15.50%	20,044
2016	9.530877	10.164984	6.65%	842
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.765666	15.520059	5.11%	10,566
2019	12.320298	14.765666	19.85%	10,566
2018	12.872443	12.320298	-4.29%	10,566
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
112

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.259878	43.390711	16.45%	10,047
2019	27.614252	37.259878	34.93%	16,234
2018	28.548787	27.614252	-3.27%	19,005
2017	22.866170	28.548787	24.85%	21,764
2016	22.523552	22.866170	1.52%	25,749
2015	21.870050	22.523552	2.99%	7,422
2014	20.503983	21.870050	6.66%	7,991
2013	15.312714	20.503983	33.90%	13,112
2012	13.161472	15.312714	16.34%	10,273
2011	13.738189	13.161472	-4.20%	9,446
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.744795	28.635247	-0.38%	417
2019	23.094514	28.744795	24.47%	15,021
2018	25.967473	23.094514	-11.06%	17,454
2017	24.372160	25.967473	6.55%	21,611
2016	20.634332	24.372160	18.11%	22,017
2015	21.978136	20.634332	-6.11%	25,138
2014	19.805247	21.978136	10.97%	24,836
2013	15.309114	19.805247	29.37%	27,951
2012	13.615559	15.309114	12.44%	30,339
2011	13.790494	13.615559	-1.27%	23,984
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.787442	17.87%	131,300
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	45.654574	50.738437	11.14%	12,121
2019	36.981432	45.654574	23.45%	12,797
2018	42.480042	36.981432	-12.94%	14,931
2017	37.342141	42.480042	13.76%	13,988
2016	31.594927	37.342141	18.19%	16,840
2015	32.993849	31.594927	-4.24%	16,631
2014	30.690390	32.993849	7.51%	16,795
2013	23.477812	30.690390	30.72%	20,125
2012	20.342486	23.477812	15.41%	20,357
2011	21.244633	20.342486	-4.25%	13,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.657393	21.034782	-2.87%	11,885
2019	17.798795	21.657393	21.68%	13,131
2018	20.862204	17.798795	-14.68%	16,290
2017	18.651519	20.862204	11.85%	27,956
2016	16.142678	18.651519	15.54%	30,354
2015	16.918435	16.142678	-4.59%	34,004
2014	14.715228	16.918435	14.97%	29,445
2013	11.038815	14.715228	33.30%	28,864
2012	9.657332	11.038815	14.31%	21,162
2011	10.062592	9.657332	-4.03%	11,515
113

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.704453	46.531374	38.06%	4,519
2019	25.340122	33.704453	33.01%	6,806
2018	28.103221	25.340122	-9.83%	8,395
2017	22.946693	28.103221	22.47%	9,476
2016	21.612703	22.946693	6.17%	9,514
2015	21.881801	21.612703	-1.23%	9,509
2014	21.720263	21.881801	0.74%	10,941
2013	15.357297	21.720263	41.43%	11,586
2012	13.821797	15.357297	11.11%	11,326
2011	14.189699	13.821797	-2.59%	6,211
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.943255	39.125012	3.11%	2,193
2019	32.537463	37.943255	16.61%	3,339
2018	39.963615	32.537463	-18.58%	4,187
2017	37.399716	39.963615	6.86%	4,232
2016	30.302270	37.399716	23.42%	4,955
2015	32.912037	30.302270	-7.93%	5,042
2014	31.375631	32.912037	4.90%	4,461
2013	22.806201	31.375631	37.57%	4,803
2012	19.295405	22.806201	18.19%	3,932
2011	20.771140	19.295405	-7.10%	1,736
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	39.490193	47.473178	20.22%	8,162
2019	32.064090	39.490193	23.16%	9,333
2018	37.444103	32.064090	-14.37%	13,592
2017	33.665525	37.444103	11.22%	15,174
2016	27.960178	33.665525	20.41%	15,310
2015	29.007985	27.960178	-3.61%	17,135
2014	29.361478	29.007985	-1.20%	17,476
2013	21.262124	29.361478	38.09%	17,372
2012	18.781832	21.262124	13.21%	17,902
2011	20.293371	18.781832	-7.45%	15,336
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.904483	22.176830	11.42%	17,143
2019	15.816642	19.904483	25.85%	17,571
2018	16.948707	15.816642	-6.68%	17,994
2017	13.826270	16.948707	22.58%	32,434
2016	12.393340	13.826270	11.56%	32,751
2015	12.766378	12.393340	-2.92%	34,375
2014	12.193947	12.766378	4.69%	44,287
2013	8.646821	12.193947	41.02%	46,389
2012	7.532982	8.646821	14.79%	28,833
2011	8.678463	7.532982	-13.20%	17,185
114

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.710797	23.062342	11.35%	8,890
2019	16.723719	20.710797	23.84%	9,040
2018	18.085861	16.723719	-7.53%	8,997
2017	15.551262	18.085861	16.30%	9,743
2016	14.374388	15.551262	8.19%	10,391
2015	14.691900	14.374388	-2.16%	11,286
2014	13.531460	14.691900	8.58%	18,664
2013	9.940186	13.531460	36.13%	24,856
2012	9.083641	9.940186	9.43%	22,538
2011	9.557223	9.083641	-4.96%	15,583
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.905329	15.663069	-7.35%	15,246
2019	13.190515	16.905329	28.16%	15,602
2018	13.994583	13.190515	-5.75%	22,578
2017	13.418766	13.994583	4.29%	25,277
2016	12.742525	13.418766	5.31%	28,444
2015	13.747681	12.742525	-7.31%	36,894
2014	10.880056	13.747681	26.36%	46,154
2013	10.782698	10.880056	0.90%	43,565
2012	9.495610	10.782698	13.55%	41,366
2011	9.105436	9.495610	4.29%	22,150
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.126503	23.304270	15.79%	27,764
2019	15.656523	20.126503	28.55%	31,050
2018	16.753453	15.656523	-6.55%	31,529
2017	14.065600	16.753453	19.11%	21,292
2016	12.850917	14.065600	9.45%	19,024
2015	12.957639	12.850917	-0.82%	5,382
2014	11.663193	12.957639	11.10%	53,840
2013*	10.000000	11.663193	16.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.197312	10.302587	1.03%	35,781
2019	9.971381	10.197312	2.27%	37,521
2018	10.067388	9.971381	-0.95%	44,050
2017	10.086926	10.067388	-0.19%	43,550
2016	10.016511	10.086926	0.70%	39,570
2015	10.229826	10.016511	-2.09%	42,383
2014	10.360863	10.229826	-1.26%	47,674
2013	10.534295	10.360863	-1.65%	53,215
2012	10.357453	10.534295	1.71%	41,869
2011	10.406354	10.357453	-0.47%	30,684
115

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.138968	20.092121	17.23%	2,910
2019	13.959834	17.138968	22.77%	2,849
2018	16.028103	13.959834	-12.90%	2,085
2017	14.286741	16.028103	12.19%	2,306
2016	12.029765	14.286741	18.76%	2,646
2015	12.872484	12.029765	-6.55%	2,972
2014	12.531398	12.872484	2.72%	658
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.075092	34.810492	57.69%	28,542
2019	16.419601	22.075092	34.44%	25,423
2018	17.981106	16.419601	-8.68%	28,706
2017	14.350697	17.981106	25.30%	35,957
2016	13.771644	14.350697	4.20%	37,557
2015	14.065582	13.771644	-2.09%	43,886
2014	13.802708	14.065582	1.90%	41,440
2013	10.135533	13.802708	36.18%	41,864
2012	8.998670	10.135533	12.63%	50,980
2011	9.585284	8.998670	-6.12%	40,780
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.931818	10.095419	1.65%	13,622
2019	9.749285	9.931818	1.87%	19,592
2018	9.823603	9.749285	-0.76%	20,565
2017	9.909771	9.823603	-0.87%	24,293
2016	9.964312	9.909771	-0.55%	23,914
2015	10.123198	9.964312	-1.57%	23,831
2014	10.241052	10.123198	-1.15%	37,345
2013	10.359573	10.241052	-1.14%	44,316
2012	10.080351	10.359573	2.77%	42,718
2011	10.229857	10.080351	-1.46%	26,099
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.562316	12.258334	6.02%	13,315
2019	10.531478	11.562316	9.79%	13,328
2018	11.337668	10.531478	-7.11%	13,350
2017	10.177430	11.337668	11.40%	13,349
2016	9.174242	10.177430	10.93%	11,044
2015	10.282437	9.174242	-10.78%	26,172
2014	10.418202	10.282437	-1.30%	25,910
2013	10.592193	10.418202	-1.64%	28,804
2012*	10.000000	10.592193	5.92%	27,596
116

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.023541	11.543253	4.71%	0
2019	9.785996	11.023541	12.65%	0
2018	10.466306	9.785996	-6.50%	0
2017	9.703224	10.466306	7.86%	564
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.523499	12.528995	8.73%	6,920
2019	10.969902	11.523499	5.05%	7,046
2018	11.640547	10.969902	-5.76%	6,982
2017	10.698826	11.640547	8.80%	10,636
2016	10.581627	10.698826	1.11%	11,580
2015	11.602645	10.581627	-8.80%	16,428
2014	11.773874	11.602645	-1.45%	18,094
2013	12.825863	11.773874	-8.20%	18,359
2012	12.405808	12.825863	3.39%	17,243
2011	11.646011	12.405808	6.52%	15,362
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.064538	11.185038	1.09%	224,810
2019	10.836420	11.064538	2.11%	234,371
2018	11.004411	10.836420	-1.53%	266,415
2017	11.061363	11.004411	-0.51%	273,480
2016	11.112815	11.061363	-0.46%	301,774
2015	11.287188	11.112815	-1.54%	279,697
2014	11.402909	11.287188	-1.01%	287,153
2013	11.633026	11.402909	-1.98%	300,983
2012	11.196933	11.633026	3.89%	296,991
2011	11.282116	11.196933	-0.76%	200,567
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.190901	10.226874	0.35%	4,543
2019	10.100090	10.190901	0.90%	4,548
2018	10.136327	10.100090	-0.36%	2,997
2017	10.083914	10.136327	0.52%	204
2016*	10.000000	10.083914	0.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.226764	11.971307	6.63%	254,524
2019	10.556138	11.226764	6.35%	285,667
2018	10.813864	10.556138	-2.38%	374,078
2017	10.500133	10.813864	2.99%	375,090
2016	10.417511	10.500133	0.79%	362,320
2015	10.567590	10.417511	-1.42%	437,701
2014	10.325496	10.567590	2.34%	431,699
2013	10.729699	10.325496	-3.77%	469,442
2012	9.973762	10.729699	7.58%	482,690
2011*	10.000000	9.973762	-0.26%	167,907
117

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.014209	22.042356	10.13%	0
2019	16.276610	20.014209	22.96%	0
2018	20.483453	16.276610	-20.54%	0
2017	16.469492	20.483453	24.37%	0
2016	17.183618	16.469492	-4.16%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.462918	34.63%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.935304	13.446338	3.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.481283	53.954274	27.01%	15,250
2019	33.614192	42.481283	26.38%	17,272
2018	33.925565	33.614192	-0.92%	17,703
2017	27.121882	33.925565	25.09%	20,378
2016	30.916649	27.121882	-12.27%	23,195
2015	27.978326	30.916649	10.50%	26,582
2014	21.700606	27.978326	28.93%	25,962
2013	14.674413	21.700606	47.88%	28,955
2012	11.401817	14.674413	28.70%	26,314
2011	10.512665	11.401817	8.46%	29,953
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.628571	6.571246	16.75%	18,015
2019	5.135834	5.628571	9.59%	16,865
2018	7.303833	5.135834	-29.68%	18,024
2017	7.583041	7.303833	-3.68%	23,223
2016	5.381461	7.583041	40.91%	26,514
2015	8.252493	5.381461	-34.79%	28,770
2014	10.414541	8.252493	-20.76%	21,960
2013	9.610602	10.414541	8.37%	20,336
2012*	10.000000	9.610602	-3.89%	15,788
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.785733	6.770915	17.03%	10,152
2019	5.264005	5.785733	9.91%	10,747
2018	7.470975	5.264005	-29.54%	10,870
2017	7.735013	7.470975	-3.41%	12,297
2016	5.477963	7.735013	41.20%	13,289
2015	8.377851	5.477963	-34.61%	18,866
2014	10.540980	8.377851	-20.52%	18,867
2013	9.706281	10.540980	8.60%	21,094
2012*	10.000000	9.706281	-2.94%	26,613
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.761589	10.409384	-3.27%	0
2019*	10.000000	10.761589	7.62%	0
118

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.760458	53.887677	55.03%	6,969
2019	28.342412	34.760458	22.64%	14,618
2018	28.477419	28.342412	-0.47%	15,844
2017	23.028372	28.477419	23.66%	11,202
2016	21.752313	23.028372	5.87%	13,498
2015	22.796945	21.752313	-4.58%	20,153
2014	23.647102	22.796945	-3.60%	25,257
2013	16.020725	23.647102	47.60%	16,944
2012	15.116906	16.020725	5.98%	20,520
2011	16.126972	15.116906	-6.26%	15,919
119

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.894632	13.271261	2.92%	0
2019	11.400187	12.894632	13.11%	0
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.746479	8.774459	0.32%	0
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.874802	41.343505	1.15%	110
2019	34.732603	40.874802	17.68%	89
2018	41.781949	34.732603	-16.87%	81
2017	37.720118	41.781949	10.77%	83
2016	30.794342	37.720118	22.49%	87
2015	33.269220	30.794342	-7.44%	93
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
2011	22.084830	19.807956	-10.31%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.279058	14.278716	7.53%	0
2019	12.423356	13.279058	6.89%	0
2018	13.025991	12.423356	-4.63%	0
2017	12.800830	13.025991	1.76%	0
2016	12.493311	12.800830	2.46%	0
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	0
2013	14.329952	12.872186	-10.17%	941
2012	13.596485	14.329952	5.39%	830
2011	12.396085	13.596485	9.68%	1,240
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.930890	30.695622	-0.76%	385
2019	24.430609	30.930890	26.61%	524
2018	28.601171	24.430609	-14.58%	10,374
2017	26.140946	28.601171	9.41%	12,185
2016	21.702037	26.140946	20.45%	8,013
2015	22.465985	21.702037	-3.40%	110
2014	19.691725	22.465985	14.09%	114
2013	15.444726	19.691725	27.50%	119
2012	13.539412	15.444726	14.07%	130
2011	13.911364	13.539412	-2.67%	134
120

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.134090	32.791151	-1.04%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.487279	12.065381	5.03%	0
2019	10.189411	11.487279	12.74%	0
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.377379	11.055553	6.54%	0
2019	9.686901	10.377379	7.13%	0
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	9,278
2015*	10.000000	9.758916	-2.41%	8,955
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.407902	14.646232	1.65%	2,819
2019	11.516814	14.407902	25.10%	23,362
2018	12.675176	11.516814	-9.14%	908
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.213255	20.393618	18.48%	429
2019	14.893306	17.213255	15.58%	455
2018	16.420092	14.893306	-9.30%	451
2017	14.711924	16.420092	11.61%	431
2016	14.439042	14.711924	1.89%	426
2015	14.859989	14.439042	-2.83%	414
2014	14.853093	14.859989	0.05%	403
2013	13.226327	14.853093	12.30%	385
2012	12.254789	13.226327	7.93%	372
2011	12.956952	12.254789	-5.42%	349
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.901420	13.656210	5.85%	0
2019	10.967071	12.901420	17.64%	0
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
121

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	45.934517	49.880630	8.59%	0
2019	38.294076	45.934517	19.95%	0
2018	42.867748	38.294076	-10.67%	5,783
2017	38.854190	42.867748	10.33%	5,819
2016	31.484344	38.854190	23.41%	5,807
2015	32.842926	31.484344	-4.14%	6,184
2014	31.831718	32.842926	3.18%	7,458
2013	23.047568	31.831718	38.11%	10,989
2012	20.289105	23.047568	13.60%	11,725
2011	20.555092	20.289105	-1.29%	12,021
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	36.766390	42.478343	15.54%	0
2019	28.629213	36.766390	28.42%	0
2018	30.660387	28.629213	-6.62%	131
2017	25.770073	30.660387	18.98%	147
2016	23.559022	25.770073	9.39%	160
2015	23.796436	23.559022	-1.00%	172
2014	21.435938	23.796436	11.01%	360
2013	16.582303	21.435938	29.27%	399
2012	14.631439	16.582303	13.33%	427
2011	14.668947	14.631439	-0.26%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.819843	39.744228	21.10%	119
2019	24.626540	32.819843	33.27%	136
2018	27.012031	24.626540	-8.83%	300
2017	21.667347	27.012031	24.67%	326
2016	20.508999	21.667347	5.65%	354
2015	21.478467	20.508999	-4.51%	368
2014	20.294866	21.478467	5.83%	2,831
2013	17.113277	20.294866	18.59%	7,883
2012	15.831612	17.113277	8.10%	13,010
2011	14.833045	15.831612	6.73%	779
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.957873	11.433464	4.34%	0
2019	9.581305	10.957873	14.37%	0
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.730056	16.063083	-3.99%	573
2019	13.345931	16.730056	25.36%	592
2018	16.373310	13.345931	-18.49%	10,996
2017	14.926019	16.373310	9.70%	12,378
2016	11.600441	14.926019	28.67%	9,346
2015	12.635690	11.600441	-8.19%	1,922
2014	12.189031	12.635690	3.66%	5,636
2013*	10.000000	12.189031	21.89%	0
122

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.769960	10.782046	0.11%	2,125
2019	10.247554	10.769960	5.10%	12,793
2018	10.450759	10.247554	-1.94%	17,009
2017	10.292872	10.450759	1.53%	8,315
2016	9.625280	10.292872	6.94%	2,753
2015	9.904984	9.625280	-2.82%	2,754
2014	10.034262	9.904984	-1.29%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.415966	13.380083	28.46%	0
2019	8.214245	10.415966	26.80%	0
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.461650	19.236507	10.16%	0
2019	15.369991	17.461650	13.61%	0
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.076708	21.480240	12.60%	0
2019	16.213216	19.076708	17.66%	0
2018	17.589656	16.213216	-7.83%	0
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.043978	24.092366	14.49%	0
2019	17.275149	21.043978	21.82%	0
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
123

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.537549	16.227240	19.87%	0
2019	11.112802	13.537549	21.82%	0
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	41.921906	53.586992	27.83%	0
2019	32.536258	41.921906	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.788366	8.424251	-34.13%	295
2019	11.863848	12.788366	7.79%	490
2018	16.068729	11.863848	-26.17%	4,610
2017	16.838069	16.068729	-4.57%	4,654
2016	12.849277	16.838069	31.04%	5,005
2015	16.519684	12.849277	-22.22%	1,998
2014	19.294532	16.519684	-14.38%	616
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
2011	16.555210	15.404595	-6.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.758983	31.089609	4.47%	399
2019	23.853768	29.758983	24.76%	389
2018	26.574823	23.853768	-10.24%	617
2017	24.033906	26.574823	10.57%	659
2016	20.801784	24.033906	15.54%	698
2015	22.131963	20.801784	-6.01%	785
2014	20.786507	22.131963	6.47%	812
2013	16.567748	20.786507	25.46%	1,191
2012	14.421183	16.567748	14.88%	1,313
2011	14.596869	14.421183	-1.20%	947
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.568212	15.384539	5.60%	0
2019	11.445644	14.568212	27.28%	0
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
124

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.924548	59.069975	40.90%	1,362
2019	31.882183	41.924548	31.50%	9,062
2018	32.627632	31.882183	-2.28%	16,193
2017	24.656166	32.627632	32.33%	16,417
2016	24.982242	24.656166	-1.31%	26,943
2015	23.809250	24.982242	4.93%	31,131
2014	21.851505	23.809250	8.96%	31,201
2013	16.369918	21.851505	33.49%	9,922
2012	14.579335	16.369918	12.28%	11,718
2011	14.858393	14.579335	-1.88%	19,001
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.368136	15.394615	7.14%	27,315
2019	13.380594	14.368136	7.38%	35,725
2018	13.742374	13.380594	-2.63%	0
2017	13.463234	13.742374	2.07%	0
2016	13.128412	13.463234	2.55%	0
2015	13.490516	13.128412	-2.68%	0
2014	13.013706	13.490516	3.66%	220
2013	13.538964	13.013706	-3.88%	218
2012	13.062768	13.538964	3.65%	188
2011	12.433559	13.062768	5.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.971957	52.026695	15.69%	1,493
2019	37.199566	44.971957	20.89%	1,452
2018	44.475111	37.199566	-16.36%	1,414
2017	37.590820	44.475111	18.31%	1,524
2016	34.217541	37.590820	9.86%	1,668
2015	35.439781	34.217541	-3.45%	1,733
2014	34.053791	35.439781	4.07%	1,706
2013	25.535746	34.053791	33.36%	1,774
2012	22.710878	25.535746	12.44%	1,944
2011	25.955059	22.710878	-12.50%	3,244
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.504231	30.002741	13.20%	5,899
2019	21.179267	26.504231	25.14%	6,186
2018	25.406355	21.179267	-16.64%	1,313
2017	19.912388	25.406355	27.59%	1,319
2016	21.414890	19.912388	-7.02%	5,052
2015	21.122287	21.414890	1.39%	941
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.431859	12.288016	-8.52%	0
2019	11.130620	13.431859	20.67%	0
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
125

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.303784	15.687842	9.68%	0
2019	12.158733	14.303784	17.64%	0
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.197363	16.996287	-1.17%	0
2019	15.097069	17.197363	13.91%	0
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	0
2013	12.736606	14.243831	11.83%	0
2012	11.519704	12.736606	10.56%	0
2011	11.463051	11.519704	0.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	41.628804	42.978754	3.24%	104
2019	33.568690	41.628804	24.01%	94
2018	39.260695	33.568690	-14.50%	99
2017	36.148135	39.260695	8.61%	109
2016	28.287927	36.148135	27.79%	158
2015	31.120067	28.287927	-9.10%	189
2014	31.526727	31.120067	-1.29%	197
2013	23.576811	31.526727	33.72%	329
2012	20.291086	23.576811	16.19%	404
2011	21.480554	20.291086	-5.54%	407
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.236796	8.587088	-7.03%	0
2019	9.225201	9.236796	0.13%	0
2018	9.221366	9.225201	0.04%	0
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
126

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.557069	12.831742	2.19%	0
2019	11.429456	12.557069	9.87%	0
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.008739	10.483667	4.75%	0
2019	9.370703	10.008739	6.81%	0
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.675156	10.197752	5.40%	0
2019	9.386933	9.675156	3.07%	0
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.607752	46.08%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.876703	52.338283	24.98%	0
2019	32.456880	41.876703	29.02%	0
2018	38.186898	32.456880	-15.01%	0
2017	28.538983	38.186898	33.81%	0
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.265147	37.120649	11.59%	2,961
2019	25.726942	33.265147	29.30%	3,054
2018	28.524427	25.726942	-9.81%	8,252
2017	24.915556	28.524427	14.48%	13,515
2016	22.807016	24.915556	9.25%	4,418
2015	22.536709	22.807016	1.20%	4,724
2014	20.798334	22.536709	8.36%	4,120
2013	16.121711	20.798334	29.01%	4,562
2012	14.086578	16.121711	14.45%	4,667
2011	14.396821	14.086578	-2.15%	3,988
127

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.992767	17.100179	6.92%	619
2019	13.031468	15.992767	22.72%	638
2018	15.020917	13.031468	-13.24%	672
2017	13.347388	15.020917	12.54%	735
2016	12.016567	13.347388	11.07%	800
2015	12.790618	12.016567	-6.05%	884
2014	12.510093	12.790618	2.24%	926
2013	9.921681	12.510093	26.09%	948
2012*	10.000000	9.921681	-0.78%	1,045
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.194599	51.894603	17.42%	422
2019	35.698314	44.194599	23.80%	524
2018	40.660265	35.698314	-12.20%	2,092
2017	36.365766	40.660265	11.81%	2,378
2016	31.485132	36.365766	15.50%	2,854
2015	34.160326	31.485132	-7.83%	6,728
2014	31.171298	34.160326	9.59%	6,395
2013	22.584078	31.171298	38.02%	489
2012	19.555273	22.584078	15.49%	579
2011	20.409488	19.555273	-4.19%	459
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.702863	12.715330	18.80%	0
2019	8.522400	10.702863	25.59%	0
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.988706	18.988486	11.77%	0
2019	14.213460	16.988706	19.53%	0
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	2,256
2015	15.335356	13.795294	-10.04%	2,283
2014	16.492857	15.335356	-7.02%	2,312
2013	13.428712	16.492857	22.82%	2,312
2012	11.480811	13.428712	16.97%	1,147
2011	12.605139	11.480811	-8.92%	1,561
128

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.428346	13.974378	4.07%	820
2019	12.304246	13.428346	9.14%	1,764
2018	12.808340	12.304246	-3.94%	16,777
2017	12.232137	12.808340	4.71%	18,218
2016	10.725849	12.232137	14.04%	17,477
2015	11.688376	10.725849	-8.23%	22,982
2014	11.686094	11.688376	0.02%	26,257
2013	10.775009	11.686094	8.46%	11,565
2012*	10.000000	10.775009	7.75%	5,833
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.577858	31.557092	46.25%	0
2019	15.937623	21.577858	35.39%	0
2018	16.249240	15.937623	-1.92%	1,368
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.311503	11.158287	8.21%	0
2019	9.613908	10.311503	7.26%	0
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	53.384574	72.850905	36.46%	43
2019	39.744103	53.384574	34.32%	59
2018	39.813229	39.744103	-0.17%	67
2017	31.201879	39.813229	27.60%	86
2016	31.182661	31.201879	0.06%	101
2015	28.382291	31.182661	9.87%	111
2014	26.659761	28.382291	6.46%	138
2013	20.752441	26.659761	28.47%	142
2012	17.071424	20.752441	21.56%	150
2011	18.689987	17.071424	-8.66%	169
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.523572	48.116425	47.94%	250
2019	22.881168	32.523572	42.14%	2,481
2018	23.104895	22.881168	-0.97%	5,986
2017	16.243323	23.104895	42.24%	6,615
2016	14.535235	16.243323	11.75%	6,755
2015	14.151760	14.535235	2.71%	4,321
2014	13.185918	14.151760	7.32%	3,550
2013	9.922620	13.185918	32.89%	2,864
2012*	10.000000	9.922620	-0.77%	2,856
129

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.810648	35.085892	13.88%	0
2019	24.774791	30.810648	24.36%	0
2018	29.747361	24.774791	-16.72%	0
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.928199	9.620224	-3.10%	0
2019	8.562009	9.928199	15.96%	0
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	1,720
2015	9.178344	7.201666	-21.54%	1,720
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.470792	11.040367	5.44%	0
2019	9.840558	10.470792	6.40%	0
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	1,507
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.813704	31.170321	42.89%	0
2019	15.731553	21.813704	38.66%	0
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.255815	37.744084	1.31%	947
2019	29.309829	37.255815	27.11%	1,283
2018	33.316037	29.309829	-12.02%	22,936
2017	28.924180	33.316037	15.18%	26,933
2016	25.899872	28.924180	11.68%	26,018
2015	26.636851	25.899872	-2.77%	31,083
2014	24.626427	26.636851	8.16%	32,303
2013	18.503779	24.626427	33.09%	16,504
2012	16.269377	18.503779	13.73%	12,325
2011	16.653081	16.269377	-2.30%	12,318
130

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.817494	12.263156	13.36%	0
2019*	10.000000	10.817494	8.17%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.134595	24.935218	17.98%	7,054
2019	17.136775	21.134595	23.33%	16,424
2018	19.342636	17.136775	-11.40%	23,967
2017	15.538673	19.342636	24.48%	28,119
2016	15.245104	15.538673	1.93%	26,569
2015	14.609121	15.245104	4.35%	30,887
2014	14.717782	14.609121	-0.74%	33,013
2013	11.748430	14.717782	25.27%	24,524
2012	10.325388	11.748430	13.78%	16,116
2011	10.709979	10.325388	-3.59%	17,738
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.272998	32.73%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.584344	35.84%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.590066	11.212283	-3.26%	0
2019	9.234964	11.590066	25.50%	0
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	319
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.861372	23.370121	12.03%	189
2019	17.140572	20.861372	21.71%	222
2018	18.816861	17.140572	-8.91%	422
2017	16.312693	18.816861	15.35%	514
2016	14.971781	16.312693	8.96%	723
2015	16.431706	14.971781	-8.88%	739
2014	17.094293	16.431706	-3.88%	5,951
2013	13.202155	17.094293	29.48%	36,334
2012	10.969534	13.202155	20.35%	28,949
2011	11.278617	10.969534	-2.74%	29,561
131

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.808974	18.953396	47.97%	497
2019	9.824290	12.808974	30.38%	1,363
2018	12.013167	9.824290	-18.22%	20,577
2017	9.749303	12.013167	23.22%	19,015
2016	10.184302	9.749303	-4.27%	19,589
2015	10.444650	10.184302	-2.49%	20,017
2014	10.787388	10.444650	-3.18%	20,160
2013	9.077393	10.787388	18.84%	17,013
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	17,726
2011	9.025504	8.006280	-11.29%	12,769
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.636808	20.486625	9.93%	69,984
2019	15.720851	18.636808	18.55%	72,516
2018	16.858262	15.720851	-6.75%	79,985
2017	14.832538	16.858262	13.66%	88,112
2016	13.863636	14.832538	6.99%	89,587
2015	13.987301	13.863636	-0.88%	100,872
2014	13.573557	13.987301	3.05%	106,210
2013	11.217368	13.573557	21.00%	103,144
2012	9.876964	11.217368	13.57%	102,908
2011	9.970101	9.876964	-0.93%	83,533
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.651925	12.489192	7.19%	37,031
2019	10.892983	11.651925	6.97%	37,031
2018	11.219869	10.892983	-2.91%	42,463
2017	11.075063	11.219869	1.31%	48,021
2016	10.991903	11.075063	0.76%	64,390
2015	11.225029	10.991903	-2.08%	75,946
2014	10.894232	11.225029	3.04%	78,916
2013	11.392820	10.894232	-4.38%	77,161
2012	11.058827	11.392820	3.02%	63,462
2011	10.656705	11.058827	3.77%	51,570
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.997756	29.328356	27.53%	249
2019	17.384889	22.997756	32.29%	296
2018	19.557310	17.384889	-11.11%	5,832
2017	15.213557	19.557310	28.55%	8,656
2016	15.470543	15.213557	-1.66%	4,068
2015	14.794166	15.470543	4.57%	10,500
2014	14.801329	14.794166	-0.05%	7,371
2013	11.722659	14.801329	26.26%	6,661
2012	9.783291	11.722659	19.82%	1,797
2011	10.990536	9.783291	-10.98%	3,194
132

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.740935	36.788743	48.70%	9,083
2019	19.347599	24.740935	27.88%	12,376
2018	19.844631	19.347599	-2.50%	3,488
2017	15.819977	19.844631	25.44%	4,165
2016	14.777877	15.819977	7.05%	4,826
2015	14.147165	14.777877	4.46%	5,267
2014	13.337885	14.147165	6.07%	9,280
2013	10.484616	13.337885	27.21%	30,448
2012	9.099247	10.484616	15.23%	16,573
2011	9.726409	9.099247	-6.45%	10,293
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.801053	21.976423	10.99%	23,341
2019	16.053730	19.801053	23.34%	24,622
2018	16.723477	16.053730	-4.00%	27,505
2017	13.973703	16.723477	19.68%	35,501
2016	12.815446	13.973703	9.04%	56,889
2015	12.916650	12.815446	-0.78%	68,667
2014	11.939049	12.916650	8.19%	75,685
2013	9.148015	11.939049	30.51%	81,354
2012	7.962252	9.148015	14.89%	84,596
2011	8.297526	7.962252	-4.04%	77,646
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.968183	16.309082	2.13%	788
2019	14.902751	15.968183	7.15%	1,794
2018	15.549865	14.902751	-4.16%	50,382
2017	14.898826	15.549865	4.37%	60,522
2016	13.970826	14.898826	6.64%	43,387
2015	14.657831	13.970826	-4.69%	38,380
2014	14.375806	14.657831	1.96%	46,605
2013	14.813348	14.375806	-2.95%	44,144
2012	13.446101	14.813348	10.17%	26,295
2011	12.978836	13.446101	3.60%	28,691
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.471410	36.154805	8.02%	0
2019	26.431286	33.471410	26.64%	0
2018	27.007242	26.431286	-2.13%	0
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
2011	13.686234	13.484355	-1.48%	0
133

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.119879	33.595297	1.44%	7,605
2019	26.568896	33.119879	24.66%	6,831
2018	29.255036	26.568896	-9.18%	135
2017	25.325198	29.255036	15.52%	142
2016	21.944724	25.325198	15.40%	155
2015	23.916739	21.944724	-8.25%	161
2014	22.370662	23.916739	6.91%	2,289
2013	16.845598	22.370662	32.80%	6,001
2012	14.524582	16.845598	15.98%	1,242
2011	15.184938	14.524582	-4.35%	2,406
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.019816	12.389365	12.43%	0
2019	9.767717	11.019816	12.82%	0
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.903001	17.569183	10.48%	0
2019	13.070890	15.903001	21.67%	0
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.271583	15.363515	7.65%	21,749
2019	12.515633	14.271583	14.03%	22,149
2018	13.600705	12.515633	-7.98%	22,606
2017	12.366016	13.600705	9.98%	23,166
2016	11.873210	12.366016	4.15%	24,043
2015	12.226538	11.873210	-2.89%	38,752
2014	11.943715	12.226538	2.37%	39,563
2013	10.613196	11.943715	12.54%	37,802
2012	9.736744	10.613196	9.00%	38,301
2011	10.055121	9.736744	-3.17%	29,507
134

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.369720	16.815228	9.40%	38,539
2019	13.023395	15.369720	18.02%	40,787
2018	14.449331	13.023395	-9.87%	41,282
2017	12.711701	14.449331	13.67%	42,132
2016	12.067114	12.711701	5.34%	69,075
2015	12.460139	12.067114	-3.15%	84,885
2014	12.125412	12.460139	2.76%	87,830
2013	10.189136	12.125412	19.00%	88,807
2012	9.135318	10.189136	11.54%	89,796
2011	9.639496	9.135318	-5.23%	57,662
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.499253	13.199534	5.60%	0
2019	11.506962	12.499253	8.62%	0
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	158,665
2011	10.507326	10.458904	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.103036	12.478048	3.10%	0
2019	10.830781	12.103036	11.75%	0
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.591065	13.267638	5.37%	0
2019	11.114976	12.591065	13.28%	0
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
135

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.869004	16.153992	8.64%	87,662
2019	12.822643	14.869004	15.96%	89,785
2018	14.062253	12.822643	-8.82%	91,972
2017	12.570532	14.062253	11.87%	94,241
2016	11.998225	12.570532	4.77%	117,316
2015	12.356083	11.998225	-2.90%	120,279
2014	12.038799	12.356083	2.64%	116,971
2013	10.411868	12.038799	15.63%	121,296
2012	9.440750	10.411868	10.29%	92,126
2011	9.848044	9.440750	-4.14%	22,776
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.622329	17.213228	10.18%	0
2019	13.021865	15.622329	19.97%	0
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.770803	14.739968	7.04%	2,376
2019	12.274845	13.770803	12.19%	2,422
2018	13.133085	12.274845	-6.53%	2,466
2017	12.176222	13.133085	7.86%	2,507
2016	11.703158	12.176222	4.04%	2,546
2015	12.052135	11.703158	-2.90%	2,464
2014	11.797690	12.052135	2.16%	2,499
2013	10.805629	11.797690	9.18%	4,529
2012	10.004897	10.805629	8.00%	2,564
2011	10.220701	10.004897	-2.11%	798
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.835716	15.315503	3.23%	3,994
2019	13.437467	14.835716	10.41%	3,525
2018	16.240280	13.437467	-17.26%	3,198
2017	13.482476	16.240280	20.45%	3,145
2016	13.584419	13.482476	-0.75%	3,591
2015	14.402673	13.584419	-5.68%	3,502
2014	15.975750	14.402673	-9.85%	2,706
2013	13.553328	15.975750	17.87%	2,812
2012	11.549727	13.553328	17.35%	2,986
2011	13.436871	11.549727	-14.04%	2,339
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.736879	17.37%	325
136

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.671497	13.279364	4.80%	0
2019	11.877293	12.671497	6.69%	0
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.515378	14.464567	7.02%	250
2019	12.564684	13.515378	7.57%	265
2018	12.991665	12.564684	-3.29%	2,361
2017	12.755383	12.991665	1.85%	2,269
2016	12.575628	12.755383	1.43%	13,926
2015	12.879285	12.575628	-2.36%	321
2014	12.511292	12.879285	2.94%	353
2013	13.013750	12.511292	-3.86%	347
2012	12.378536	13.013750	5.13%	299
2011	11.892035	12.378536	4.09%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.521120	10.712923	1.82%	0
2019	10.057069	10.521120	4.61%	0
2018*	10.000000	10.057069	0.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.097543	37.816509	10.91%	0
2019	28.321181	34.097543	20.40%	0
2018	35.045648	28.321181	-19.19%	1,739
2017	25.282169	35.045648	38.62%	1,393
2016	23.965108	25.282169	5.50%	1,440
2015	29.148854	23.965108	-17.78%	1,518
2014	31.503670	29.148854	-7.47%	1,215
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.280070	24.223856	4.05%	0
2019	20.671668	23.280070	12.62%	0
2018	21.714704	20.671668	-4.80%	0
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
137

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.326849	12.834773	4.12%	7,984
2019	11.818140	12.326849	4.30%	0
2018	12.047914	11.818140	-1.91%	0
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
2011	12.050888	12.686748	5.28%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.795602	8.653895	-1.61%	6,344
2019	8.804541	8.795602	-0.10%	5,860
2018	8.848353	8.804541	-0.50%	6,815
2017	8.976833	8.848353	-1.43%	6,746
2016	9.144867	8.976833	-1.84%	17,044
2015	9.317231	9.144867	-1.85%	6,099
2014	9.492846	9.317231	-1.85%	6,441
2013	9.671770	9.492846	-1.85%	16,364
2012	9.854573	9.671770	-1.86%	26,496
2011	10.039796	9.854573	-1.84%	10,002
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.833933	10.393766	5.69%	0
2019	8.425698	9.833933	16.71%	0
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	319
2016	8.179105	8.079073	-1.22%	482
2015	8.610632	8.179105	-5.01%	2,931
2014	8.836548	8.610632	-2.56%	10,454
2013	7.658091	8.836548	15.39%	3,328
2012	6.771668	7.658091	13.09%	6,057
2011	7.665647	6.771668	-11.66%	17,308
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.966868	11.531135	5.15%	0
2019	9.218956	10.966868	18.96%	0
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	3,557
2015	9.376825	9.075491	-3.21%	3,600
2014	10.183736	9.376825	-7.92%	3,645
2013	8.574084	10.183736	18.77%	6,177
2012	7.390148	8.574084	16.02%	2,559
2011	8.639344	7.390148	-14.46%	0
138

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.696226	33.989776	10.73%	0
2019	25.276186	30.696226	21.44%	0
2018	28.257544	25.276186	-10.55%	0
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
2011	16.865953	15.903701	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.745906	19.055979	7.38%	1,020
2019	15.675550	17.745906	13.21%	2,125
2018	16.786754	15.675550	-6.62%	1,949
2017	15.389296	16.786754	9.08%	2,032
2016	14.748986	15.389296	4.34%	2,061
2015	15.053137	14.748986	-2.02%	2,273
2014	14.664468	15.053137	2.65%	2,304
2013	13.172548	14.664468	11.33%	2,332
2012	12.269767	13.172548	7.36%	2,359
2011	12.390907	12.269767	-0.98%	2,127
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.618098	23.683514	9.55%	8,513
2019	18.363716	21.618098	17.72%	8,932
2018	20.006375	18.363716	-8.21%	9,066
2017	17.753329	20.006375	12.69%	9,192
2016	16.787761	17.753329	5.75%	9,319
2015	17.195659	16.787761	-2.37%	9,368
2014	16.651882	17.195659	3.27%	9,487
2013	14.197850	16.651882	17.28%	9,599
2012	12.887370	14.197850	10.17%	9,713
2011	13.253792	12.887370	-2.76%	9,828
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.618647	15.311725	4.74%	0
2019	13.597890	14.618647	7.51%	0
2018	14.110067	13.597890	-3.63%	0
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0
2011	12.343508	12.470780	1.03%	0
139

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.099987	12.417729	2.63%	0
2019	10.909938	12.099987	10.91%	0
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.669957	13.222494	4.36%	0
2019	11.200812	12.669957	13.12%	0
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.673595	24.556272	8.30%	22,391
2019	19.619445	22.673595	15.57%	23,941
2018	21.195240	19.619445	-7.43%	23,965
2017	19.121734	21.195240	10.84%	24,186
2016	18.182380	19.121734	5.17%	24,358
2015	18.587309	18.182380	-2.18%	24,770
2014	18.004799	18.587309	3.24%	21,700
2013	15.728790	18.004799	14.47%	20,417
2012	14.462282	15.728790	8.76%	15,892
2011	14.740247	14.462282	-1.89%	10,028
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.427553	30.239078	10.25%	0
2019	22.937623	27.427553	19.57%	0
2018	25.329606	22.937623	-9.44%	0
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
2011	16.062594	15.430735	-3.93%	0
140

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.510263	19.721663	6.54%	24,446
2019	16.618448	18.510263	11.38%	24,918
2018	17.589881	16.618448	-5.52%	25,380
2017	16.408994	17.589881	7.20%	25,831
2016	15.815463	16.408994	3.75%	25,269
2015	16.118498	15.815463	-1.88%	22,562
2014	15.679197	16.118498	2.80%	22,901
2013	14.457393	15.679197	8.45%	28,975
2012	13.634356	14.457393	6.04%	29,341
2011	13.610050	13.634356	0.18%	12,735
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.434552	10.971195	5.14%	0
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.734269	12.196166	13.62%	0
2019*	10.000000	10.734269	7.34%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.836773	27.844823	27.51%	736
2019	17.085345	21.836773	27.81%	919
2018	18.012768	17.085345	-5.15%	32,153
2017	14.129450	18.012768	27.48%	33,244
2016	14.114139	14.129450	0.11%	33,264
2015	13.943797	14.114139	1.22%	32,869
2014	12.897708	13.943797	8.11%	33,731
2013	9.776303	12.897708	31.93%	35,295
2012	8.576687	9.776303	13.99%	34,889
2011	9.029911	8.576687	-5.02%	34,254
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.760925	13.413101	5.11%	0
2019	10.928322	12.760925	16.77%	0
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.683722	15.418224	5.00%	0
2019	12.264409	14.683722	19.73%	0
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
141

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.857364	42.878291	16.34%	0
2019	27.343759	36.857364	34.79%	0
2018	28.298125	27.343759	-3.37%	0
2017	22.688415	28.298125	24.72%	0
2016	22.371167	22.688415	1.42%	0
2015	21.744225	22.371167	2.88%	0
2014	20.406789	21.744225	6.55%	0
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
2011	13.714900	13.125810	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.434286	28.297067	-0.48%	0
2019	22.868305	28.434286	24.34%	0
2018	25.739490	22.868305	-11.15%	0
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	93
2015	21.851711	20.494743	-6.21%	103
2014	19.711374	21.851711	10.86%	100
2013	15.252060	19.711374	29.24%	111
2012	13.578667	15.252060	12.32%	121
2011	13.767110	13.578667	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.783811	17.84%	1,278
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.876693	49.823186	11.02%	2,059
2019	36.388357	44.876693	23.33%	4,915
2018	41.841649	36.388357	-13.03%	0
2017	36.818318	41.841649	13.64%	0
2016	31.183360	36.818318	18.07%	1,212
2015	32.597239	31.183360	-4.34%	1,227
2014	30.352358	32.597239	7.40%	1,260
2013	23.242853	30.352358	30.59%	1,260
2012	20.159477	23.242853	15.29%	1,362
2011	21.074937	20.159477	-4.34%	1,362
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.401615	20.765192	-2.97%	231
2019	17.606500	21.401615	21.56%	649
2018	20.657971	17.606500	-14.77%	6,910
2017	18.487687	20.657971	11.74%	7,677
2016	16.017130	18.487687	15.42%	8,477
2015	16.803960	16.017130	-4.68%	13,879
2014	14.630542	16.803960	14.86%	32,214
2013	10.986464	14.630542	33.17%	710
2012	9.621339	10.986464	14.19%	859
2011	10.035290	9.621339	-4.12%	944
142

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.130215	45.692093	37.92%	0
2019	24.933763	33.130215	32.87%	0
2018	27.680906	24.933763	-9.92%	8,742
2017	22.624813	27.680906	22.35%	8,921
2016	21.331179	22.624813	6.06%	9,063
2015	21.618773	21.331179	-1.33%	8,938
2014	21.481055	21.618773	0.64%	9,090
2013	15.203622	21.481055	41.29%	8,723
2012	13.697455	15.203622	11.00%	9,035
2011	14.076350	13.697455	-2.69%	9,096
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.296784	38.419263	3.01%	82
2019	32.015674	37.296784	16.50%	73
2018	39.363062	32.015674	-18.67%	69
2017	36.875115	39.363062	6.75%	75
2016	29.907563	36.875115	23.30%	85
2015	32.516441	29.907563	-8.02%	99
2014	31.030082	32.516441	4.79%	396
2013	22.577981	31.030082	37.44%	1,837
2012	19.121810	22.577981	18.07%	141
2011	20.605213	19.121810	-7.20%	381
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	38.817277	46.616758	20.09%	120
2019	31.549823	38.817277	23.03%	114
2018	36.881337	31.549823	-14.46%	106
2017	33.193224	36.881337	11.11%	111
2016	27.595923	33.193224	20.28%	118
2015	28.659256	27.595923	-3.71%	125
2014	29.038058	28.659256	-1.30%	0
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
2011	20.131252	18.612848	-7.54%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.669319	21.892523	11.30%	0
2019	15.645707	19.669319	25.72%	0
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	376
2012	7.504897	8.605792	14.67%	473
2011	8.654916	7.504897	-13.29%	1,499
143

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.466209	22.766783	11.24%	0
2019	16.543054	20.466209	23.71%	0
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	2,943
2013	9.893050	13.453603	35.99%	26,323
2012	9.049793	9.893050	9.32%	24,700
2011	9.531298	9.049793	-5.05%	45,898
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.705551	15.462206	-7.44%	529
2019	13.047919	16.705551	28.03%	4,339
2018	13.857502	13.047919	-5.84%	5,807
2017	13.300828	13.857502	4.19%	5,654
2016	12.643357	13.300828	5.20%	9,678
2015	13.654599	12.643357	-7.41%	11,502
2014	10.817384	13.654599	26.23%	9,855
2013	10.731513	10.817384	0.80%	9,084
2012	9.460182	10.731513	13.44%	7,920
2011	9.080691	9.460182	4.18%	8,392
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.990314	23.123021	15.67%	81,181
2019	15.566424	19.990314	28.42%	0
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	6,355
2015	12.935645	12.816048	-0.92%	6,431
2014	11.655259	12.935645	10.99%	6,511
2013*	10.000000	11.655259	16.55%	6,512
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.076905	10.170576	0.93%	0
2019	9.863682	10.076905	2.16%	0
2018	9.968850	9.863682	-1.05%	2,812
2017	9.998329	9.968850	-0.29%	2,724
2016	9.938624	9.998329	0.60%	16,709
2015	10.160615	9.938624	-2.18%	456
2014	10.301244	10.160615	-1.37%	465
2013	10.484347	10.301244	-1.75%	449
2012	10.318874	10.484347	1.60%	411
2011	10.378124	10.318874	-0.57%	0
144

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.022950	19.935810	17.11%	3,427
2019	13.879453	17.022950	22.65%	7,279
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	46
2013*	10.000000	12.522875	25.23%	46
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.814358	34.364370	57.53%	0
2019	16.242192	21.814358	34.31%	0
2018	17.805065	16.242192	-8.78%	18,353
2017	14.224628	17.805065	25.17%	18,631
2016	13.664533	14.224628	4.10%	26,557
2015	13.970409	13.664533	-2.19%	39,789
2014	13.723288	13.970409	1.80%	18,388
2013	10.087466	13.723288	36.04%	17,924
2012	8.965139	10.087466	12.52%	18,406
2011	9.559284	8.965139	-6.22%	19,440
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.762558	9.913278	1.54%	0
2019	9.592905	9.762558	1.77%	0
2018	9.675943	9.592905	-0.86%	0
2017	9.770746	9.675943	-0.97%	0
2016	9.834501	9.770746	-0.65%	0
2015	10.001498	9.834501	-1.67%	0
2014	10.128225	10.001498	-1.25%	0
2013	10.255879	10.128225	-1.24%	406
2012	9.989651	10.255879	2.67%	385
2011	10.148128	9.989651	-1.56%	338
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.472407	12.150634	5.91%	0
2019	10.460222	11.472407	9.68%	0
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	6,671
2015	10.254551	9.140040	-10.87%	6,752
2014	10.400537	10.254551	-1.40%	6,836
2013	10.585007	10.400537	-1.74%	6,836
2012*	10.000000	10.585007	5.85%	0
145

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.948919	11.453446	4.61%	0
2019	9.729652	10.948919	12.53%	0
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.399014	12.381040	8.62%	0
2019	10.862455	11.399014	4.94%	0
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	2,928
2015	11.535888	10.510045	-8.89%	2,963
2014	11.718051	11.535888	-1.55%	3,000
2013	12.778050	11.718051	-8.30%	3,000
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.944996	11.052928	0.99%	10,529
2019	10.730257	10.944996	2.00%	10,689
2018	10.907757	10.730257	-1.63%	27,998
2017	10.975355	10.907757	-0.62%	27,933
2016	11.037614	10.975355	-0.56%	22,025
2015	11.222225	11.037614	-1.65%	28,098
2014	11.348829	11.222225	-1.12%	37,658
2013	11.589647	11.348829	-2.08%	27,219
2012	11.166580	11.589647	3.79%	18,254
2011	11.262962	11.166580	-0.86%	17,999
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.152853	10.178314	0.25%	5,539
2019	10.072636	10.152853	0.80%	10,504
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	2,151
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.128104	11.854017	6.52%	32,014
2019	10.474035	11.128104	6.24%	31,549
2018	10.740747	10.474035	-2.48%	20,311
2017	10.439746	10.740747	2.88%	19,518
2016	10.368114	10.439746	0.69%	18,304
2015	10.528196	10.368114	-1.52%	18,455
2014	10.297503	10.528196	2.24%	19,304
2013	10.711515	10.297503	-3.87%	20,077
2012	9.967028	10.711515	7.47%	22,245
2011*	10.000000	9.967028	-0.33%	16,984
146

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.677309	21.649258	10.02%	0
2019	16.018922	19.677309	22.84%	0
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.453798	34.54%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.900198	13.396191	3.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.065379	53.371694	26.88%	318
2019	33.319003	42.065379	26.25%	2,885
2018	33.662119	33.319003	-1.02%	3,773
2017	26.938602	33.662119	24.96%	4,001
2016	30.738929	26.938602	-12.36%	7,027
2015	27.845830	30.738929	10.39%	10,865
2014	21.619829	27.845830	28.80%	10,646
2013	14.634667	21.619829	47.73%	9,173
2012	11.382550	14.634667	28.57%	2,437
2011	10.505563	11.382550	8.35%	1,209
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.584762	6.513462	16.63%	0
2019	5.101053	5.584762	9.48%	0
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.740702	6.711357	16.91%	0
2019	5.228353	5.740702	9.80%	0
2018	7.427986	5.228353	-29.61%	0
2017	7.698317	7.427986	-3.51%	0
2016	5.457503	7.698317	41.06%	0
2015	8.355084	5.457503	-34.68%	0
2014	10.523064	8.355084	-20.60%	0
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	917
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.754260	10.391695	-3.37%	0
2019*	10.000000	10.754260	7.54%	0
147

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.229089	53.009989	54.87%	0
2019	27.937597	34.229089	22.52%	0
2018	28.099448	27.937597	-0.58%	0
2017	22.745793	28.099448	23.54%	0
2016	21.507226	22.745793	5.76%	1,418
2015	22.563055	21.507226	-4.68%	1,444
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	753
2012	15.007617	15.888672	5.87%	883
2011	16.026653	15.007617	-6.36%	2,900
148

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.744346	13.096535	2.76%	0
2019	11.284571	12.744346	12.94%	0
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.724162	8.738696	0.17%	0
2019	7.622428	8.724162	14.45%	0
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.833289	40.228465	0.99%	45
2019	33.899403	39.833289	17.50%	37
2018	40.842478	33.899403	-17.00%	35
2017	36.928221	40.842478	10.60%	35
2016	30.193849	36.928221	22.30%	35
2015	32.670414	30.193849	-7.58%	37
2014	30.599720	32.670414	6.77%	39
2013	22.685955	30.599720	34.88%	39
2012	19.540947	22.685955	16.09%	42
2011	21.820428	19.540947	-10.45%	44
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.938252	13.890996	7.36%	0
2019	12.123040	12.938252	6.72%	0
2018	12.730673	12.123040	-4.77%	0
2017	12.529707	12.730673	1.60%	0
2016	12.247367	12.529707	2.31%	0
2015	12.813619	12.247367	-4.42%	0
2014	12.657454	12.813619	1.23%	0
2013	14.112464	12.657454	-10.31%	0
2012	13.410674	14.112464	5.23%	0
2011	12.245336	13.410674	9.52%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.244831	29.968889	-0.91%	132
2019	23.925278	30.244831	26.41%	119
2018	28.052720	23.925278	-14.71%	121
2017	25.678797	28.052720	9.24%	121
2016	21.350886	25.678797	20.27%	116
2015	22.136312	21.350886	-3.55%	130
2014	19.432451	22.136312	13.91%	136
2013	15.264684	19.432451	27.30%	145
2012	13.402114	15.264684	13.90%	148
2011	13.791333	13.402114	-2.82%	2,537
149

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.290733	31.907662	-1.19%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.405548	11.961227	4.87%	0
2019	10.132401	11.405548	12.57%	661
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.303519	10.960092	6.37%	0
2019	9.632675	10.303519	6.96%	0
2018	9.901784	9.632675	-2.72%	0
2017	9.789438	9.901784	1.15%	0
2016	9.748940	9.789438	0.42%	0
2015*	10.000000	9.748940	-2.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.305438	14.519837	1.50%	0
2019	11.452398	14.305438	24.91%	0
2018	12.623683	11.452398	-9.28%	0
2017	11.057149	12.623683	14.17%	0
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.934722	20.032977	18.30%	115
2019	14.674730	16.934722	15.40%	125
2018	16.204024	14.674730	-9.44%	123
2017	14.540489	16.204024	11.44%	119
2016	14.292562	14.540489	1.73%	116
2015	14.731757	14.292562	-2.98%	117
2014	14.747464	14.731757	-0.11%	116
2013	13.152347	14.747464	12.13%	110
2012	12.204946	13.152347	7.76%	99
2011	12.923966	12.204946	-5.56%	1,290
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.790067	13.517649	5.69%	0
2019	10.889056	12.790067	17.46%	0
2018	13.180011	10.889056	-17.38%	0
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
150

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	44.764187	48.535493	8.42%	1,100
2019	37.375521	44.764187	19.77%	1,088
2018	41.903939	37.375521	-10.81%	1,080
2017	38.038576	41.903939	10.16%	1,086
2016	30.870456	38.038576	23.22%	1,262
2015	32.251852	30.870456	-4.28%	1,276
2014	31.306695	32.251852	3.02%	1,281
2013	22.702082	31.306695	37.90%	1,264
2012	20.015618	22.702082	13.42%	1,280
2011	20.308990	20.015618	-1.44%	1,123
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.829589	41.332744	15.36%	156
2019	27.942438	35.829589	28.23%	401
2018	29.970971	27.942438	-6.77%	168
2017	25.229041	29.970971	18.80%	187
2016	23.099606	25.229041	9.22%	723
2015	23.368092	23.099606	-1.15%	742
2014	21.082293	23.368092	10.84%	726
2013	16.333683	21.082293	29.07%	770
2012	14.434186	16.333683	13.16%	742
2011	14.493289	14.434186	-0.41%	253
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.983659	38.672456	20.91%	0
2019	24.035824	31.983659	33.07%	0
2018	26.404696	24.035824	-8.97%	0
2017	21.212475	26.404696	24.48%	0
2016	20.109095	21.212475	5.49%	0
2015	21.091894	20.109095	-4.66%	0
2014	19.960095	21.091894	5.67%	0
2013	16.856739	19.960095	18.41%	0
2012	15.618215	16.856739	7.93%	0
2011	14.655453	15.618215	6.57%	2,052
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.913224	11.369469	4.18%	0
2019	9.556868	10.913224	14.19%	0
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.560320	15.875812	-4.13%	0
2019	13.230741	16.560320	25.17%	0
2018	16.256998	13.230741	-18.62%	0
2017	14.842606	16.256998	9.53%	0
2016	11.553198	14.842606	28.47%	0
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
151

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.660617	10.656272	-0.04%	0
2019	10.159049	10.660617	4.94%	0
2018	10.376444	10.159049	-2.10%	0
2017	10.235288	10.376444	1.38%	0
2016	9.586053	10.235288	6.77%	0
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.389400	13.325572	28.26%	0
2019	8.205835	10.389400	26.61%	0
2018*	10.000000	8.205835	-17.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.074299	18.781055	10.00%	0
2019	15.052050	17.074299	13.44%	0
2018	16.044753	15.052050	-6.19%	0
2017	14.513895	16.044753	10.55%	0
2016	14.073210	14.513895	3.13%	0
2015	14.437002	14.073210	-2.52%	0
2014	14.136329	14.437002	2.13%	0
2013	12.743149	14.136329	10.93%	0
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.653595	20.971727	12.43%	0
2019	15.877875	18.653595	17.48%	0
2018	17.252372	15.877875	-7.97%	0
2017	15.141326	17.252372	13.94%	0
2016	14.602141	15.141326	3.69%	0
2015	14.968878	14.602141	-2.45%	0
2014	14.603300	14.968878	2.50%	0
2013	12.886464	14.603300	13.32%	0
2012	11.629948	12.886464	10.80%	0
2011	12.015974	11.629948	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.577169	23.521959	14.31%	0
2019	16.917783	20.577169	21.63%	0
2018	18.777519	16.917783	-9.90%	0
2017	15.874465	18.777519	18.29%	0
2016	15.226975	15.874465	4.25%	0
2015	15.620484	15.226975	-2.52%	0
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	0
152

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.461898	16.111920	19.69%	0
2019	11.067605	13.461898	21.63%	0
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.853763	52.141866	27.63%	0
2019	31.755775	40.853763	28.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.504535	8.224653	-34.23%	272
2019	11.618281	12.504535	7.63%	177
2018	15.760382	11.618281	-26.28%	139
2017	16.540153	15.760382	-4.71%	133
2016	12.641213	16.540153	30.84%	108
2015	16.277112	12.641213	-22.34%	119
2014	19.040356	16.277112	-14.51%	97
2013	15.650026	19.040356	21.66%	84
2012	15.248274	15.650026	2.63%	83
2011	16.412262	15.248274	-7.09%	76
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.000685	30.251095	4.31%	245
2019	23.281508	29.000685	24.57%	224
2018	25.977235	23.281508	-10.38%	230
2017	23.529291	25.977235	10.40%	235
2016	20.396102	23.529291	15.36%	769
2015	21.733564	20.396102	-6.15%	797
2014	20.443580	21.733564	6.31%	734
2013	16.319340	20.443580	25.27%	752
2012	14.226743	16.319340	14.71%	730
2011	14.422051	14.226743	-1.35%	285
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.486831	15.275221	5.44%	0
2019	11.399115	14.486831	27.09%	0
2018	12.810751	11.399115	-11.02%	0
2017	11.209326	12.810751	14.29%	0
2016*	10.000000	11.209326	12.09%	0
153

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.856461	57.477193	40.68%	100
2019	31.117489	40.856461	31.30%	131
2018	31.894091	31.117489	-2.43%	131
2017	24.138587	31.894091	32.13%	154
2016	24.495145	24.138587	-1.46%	835
2015	23.380750	24.495145	4.77%	822
2014	21.491087	23.380750	8.79%	814
2013	16.124534	21.491087	33.28%	851
2012	14.382815	16.124534	12.11%	850
2011	14.680492	14.382815	-2.03%	2,447
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.002087	14.979506	6.98%	523
2019	13.059648	14.002087	7.22%	513
2018	13.433386	13.059648	-2.78%	563
2017	13.180598	13.433386	1.92%	526
2016	12.872430	13.180598	2.39%	478
2015	13.247709	12.872430	-2.83%	479
2014	12.799039	13.247709	3.51%	487
2013	13.336017	12.799039	-4.03%	484
2012	12.886699	13.336017	3.49%	372
2011	12.284691	12.886699	4.90%	331
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.826045	50.623537	15.51%	233
2019	36.307181	43.826045	20.71%	231
2018	43.475075	36.307181	-16.49%	212
2017	36.801640	43.475075	18.13%	220
2016	33.550316	36.801640	9.69%	661
2015	34.801933	33.550316	-3.60%	654
2014	33.492090	34.801933	3.91%	652
2013	25.152950	33.492090	33.15%	645
2012	22.404753	25.152950	12.27%	663
2011	25.644353	22.404753	-12.63%	1,683
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.828901	29.193595	13.03%	259
2019	20.671191	25.828901	24.95%	267
2018	24.835075	20.671191	-16.77%	270
2017	19.494328	24.835075	27.40%	257
2016	20.997299	19.494328	-7.16%	670
2015	20.742119	20.997299	1.23%	626
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.295585	12.144731	-8.66%	0
2019	11.034557	13.295585	20.49%	0
2018	12.038159	11.034557	-8.34%	0
2017	11.836697	12.038159	1.70%	0
154

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.050825	15.386868	9.51%	0
2019	11.961986	14.050825	17.46%	0
2018	13.511207	11.961986	-11.47%	2,203
2017	12.311382	13.511207	9.75%	2,205
2016	11.099003	12.311382	10.92%	2,207
2015	12.075865	11.099003	-8.09%	2,210
2014	11.981099	12.075865	0.79%	12,497
2013	9.877544	11.981099	21.30%	13,255
2012	8.739564	9.877544	13.02%	13,257
2011	9.057230	8.739564	-3.51%	12,644
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.841619	16.619263	-1.32%	0
2019	14.807394	16.841619	13.74%	0
2018	15.790961	14.807394	-6.23%	0
2017	14.691182	15.790961	7.49%	0
2016	13.146530	14.691182	11.75%	0
2015	14.433032	13.146530	-8.91%	0
2014	14.077774	14.433032	2.52%	0
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	40.568048	41.819589	3.09%	0
2019	32.763362	40.568048	23.82%	0
2018	38.377835	32.763362	-14.63%	0
2017	35.389190	38.377835	8.45%	0
2016	27.736252	35.389190	27.59%	0
2015	30.559886	27.736252	-9.24%	0
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
2011	21.223345	20.017536	-5.68%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.143042	8.486936	-7.18%	0
2019	9.145540	9.143042	-0.03%	0
2018	9.155821	9.145540	-0.11%	0
2017	9.165653	9.155821	-0.11%	0
2016	9.085217	9.165653	0.89%	0
2015	9.687708	9.085217	-6.22%	0
2014	9.707479	9.687708	-0.20%	0
155

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.410716	12.662810	2.03%	0
2019	11.313530	12.410716	9.70%	0
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.983224	10.440962	4.59%	0
2019	9.361117	9.983224	6.65%	0
2018*	10.000000	9.361117	-6.39%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.576973	10.078841	5.24%	0
2019	9.305889	9.576973	2.91%	0
2018	10.004560	9.305889	-6.98%	0
2017	9.846341	10.004560	1.61%	0
2016	10.095561	9.846341	-2.47%	0
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.592826	45.93%	163
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.809801	50.926926	24.79%	0
2019	31.678367	40.809801	28.83%	0
2018	37.328377	31.678367	-15.14%	0
2017	27.939897	37.328377	33.60%	0
2016	28.553403	27.939897	-2.15%	0
2015	28.104084	28.553403	1.60%	0
2014	28.099930	28.104084	0.01%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.417507	36.119468	11.42%	0
2019	25.109749	32.417507	29.10%	0
2018	27.883006	25.109749	-9.95%	0
2017	24.392445	27.883006	14.31%	0
2016	22.362245	24.392445	9.08%	0
2015	22.131050	22.362245	1.04%	0
2014	20.455224	22.131050	8.19%	0
2013	15.879991	20.455224	28.81%	0
2012	13.896643	15.879991	14.27%	0
2011	14.224403	13.896643	-2.30%	0
156

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.806325	16.874984	6.76%	0
2019	12.899256	15.806325	22.54%	0
2018	14.891438	12.899256	-13.38%	0
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	43.068547	50.495103	17.24%	0
2019	34.841975	43.068547	23.61%	0
2018	39.746044	34.841975	-12.34%	0
2017	35.602346	39.746044	11.64%	0
2016	30.871193	35.602346	15.33%	0
2015	33.545511	30.871193	-7.97%	0
2014	30.657127	33.545511	9.42%	0
2013	22.245507	30.657127	37.81%	0
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.610462	12.586297	18.62%	0
2019	8.461748	10.610462	25.39%	773
2018	10.734262	8.461748	-21.17%	0
2017	8.661969	10.734262	23.92%	0
2016	9.084958	8.661969	-4.66%	0
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.713738	18.652613	11.60%	213
2019	14.004804	16.713738	19.34%	212
2018	15.114357	14.004804	-7.34%	220
2017	13.039207	15.114357	15.91%	221
2016	13.655295	13.039207	-4.51%	219
2015	15.202990	13.655295	-10.18%	203
2014	16.375548	15.202990	-7.16%	188
2013	13.353591	16.375548	22.63%	174
2012	11.434104	13.353591	16.79%	171
2011	12.573051	11.434104	-9.06%	168
157

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.271857	13.790413	3.91%	0
2019	12.179463	13.271857	8.97%	0
2018	12.697952	12.179463	-4.08%	0
2017	12.145221	12.697952	4.55%	0
2016	10.665878	12.145221	13.87%	0
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.326357	31.141672	46.02%	0
2019	15.775967	21.326357	35.18%	0
2018	16.109186	15.775967	-2.07%	0
2017	12.953034	16.109186	24.37%	0
2016	12.454962	12.953034	4.00%	0
2015	13.488862	12.454962	-7.66%	0
2014	12.760017	13.488862	5.71%	0
2013	10.020404	12.760017	27.34%	0
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.238168	11.062005	8.05%	0
2019	9.560129	10.238168	7.09%	0
2018	9.883461	9.560129	-3.27%	0
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	52.024340	70.886282	36.26%	73
2019	38.790693	52.024340	34.12%	91
2018	38.917987	38.790693	-0.33%	98
2017	30.546790	38.917987	27.40%	114
2016	30.574576	30.546790	-0.09%	125
2015	27.871410	30.574576	9.70%	129
2014	26.219945	27.871410	6.30%	148
2013	20.441302	26.219945	28.27%	154
2012	16.841270	20.441302	21.38%	145
2011	18.466169	16.841270	-8.80%	165
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.144049	47.482344	47.72%	432
2019	22.648750	32.144049	41.92%	716
2018	22.905422	22.648750	-1.12%	432
2017	16.127631	22.905422	42.03%	432
2016	14.453724	16.127631	11.58%	432
2015	14.093946	14.453724	2.55%	432
2014	13.152135	14.093946	7.16%	432
2013	9.912337	13.152135	32.68%	432
2012*	10.000000	9.912337	-0.88%	432
158

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.025453	34.139484	13.70%	52
2019	24.180359	30.025453	24.17%	51
2018	29.078340	24.180359	-16.84%	52
2017	22.682524	29.078340	28.20%	48
2016	24.808265	22.682524	-8.57%	50
2015	27.758883	24.808265	-10.63%	46
2014	32.225426	27.758883	-13.86%	39
2013	28.773624	32.225426	12.00%	36
2012	25.942858	28.773624	10.91%	34
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.827439	9.508016	-3.25%	0
2019	8.488085	9.827439	15.78%	0
2018	10.636132	8.488085	-20.20%	0
2017	8.489993	10.636132	25.28%	0
2016	7.172301	8.489993	18.37%	0
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.412286	10.961902	5.28%	0
2019	9.800552	10.412286	6.24%	0
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.559412	30.759930	42.68%	0
2019	15.571951	21.559412	38.45%	0
2018	16.169310	15.571951	-3.69%	0
2017	13.059430	16.169310	23.81%	0
2016	12.247576	13.059430	6.63%	0
2015	12.771610	12.247576	-4.10%	0
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	0
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	36.306682	36.726277	1.16%	0
2019	28.606833	36.306682	26.92%	0
2018	32.567039	28.606833	-12.16%	0
2017	28.317038	32.567039	15.01%	0
2016	25.394899	28.317038	11.51%	0
2015	26.157500	25.394899	-2.92%	0
2014	24.220258	26.157500	8.00%	0
2013	18.226412	24.220258	32.89%	0
2012	16.050085	18.226412	13.56%	0
2011	16.453716	16.050085	-2.45%	0
159

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.806441	12.231914	13.19%	0
2019*	10.000000	10.806441	8.06%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.824608	24.531941	17.80%	0
2019	16.911259	20.824608	23.14%	0
2018	19.117508	16.911259	-11.54%	0
2017	15.381252	19.117508	24.29%	0
2016	15.113680	15.381252	1.77%	0
2015	14.505331	15.113680	4.19%	0
2014	14.635577	14.505331	-0.89%	0
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.259507	32.60%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.570536	35.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.507597	11.115468	-3.41%	0
2019	9.183280	11.507597	25.31%	0
2018	10.174484	9.183280	-9.74%	0
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.570985	23.009596	11.85%	0
2019	16.927855	20.570985	21.52%	0
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
160

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.582429	18.589755	47.74%	919
2019	9.665295	12.582429	30.18%	919
2018	11.836961	9.665295	-18.35%	919
2017	9.620947	11.836961	23.03%	919
2016	10.065558	9.620947	-4.42%	919
2015	10.338679	10.065558	-2.64%	919
2014	10.694285	10.338679	-3.33%	919
2013	9.012807	10.694285	18.66%	919
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	919
2011	8.988754	7.961507	-11.43%	919
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.251223	20.032111	9.76%	3,187
2019	15.419156	18.251223	18.37%	3,474
2018	16.560184	15.419156	-6.89%	3,751
2017	14.592513	16.560184	13.48%	3,780
2016	13.660106	14.592513	6.83%	3,946
2015	13.803048	13.660106	-1.04%	4,043
2014	13.415262	13.803048	2.89%	8,865
2013	11.103511	13.415262	20.82%	9,207
2012	9.791710	11.103511	13.40%	9,460
2011	9.899139	9.791710	-1.09%	7,329
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.410890	12.212171	7.02%	4,974
2019	10.683982	11.410890	6.80%	5,255
2018	11.021538	10.683982	-3.06%	5,815
2017	10.895891	11.021538	1.15%	5,541
2016	10.830583	10.895891	0.60%	5,026
2015	11.077207	10.830583	-2.23%	5,012
2014	10.767219	11.077207	2.88%	4,921
2013	11.277224	10.767219	-4.52%	4,821
2012	10.963430	11.277224	2.86%	4,212
2011	10.580908	10.963430	3.62%	1,506
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.521887	28.677626	27.33%	82
2019	17.051206	22.521887	32.08%	95
2018	19.211474	17.051206	-11.24%	104
2017	14.967326	19.211474	28.36%	99
2016	15.243379	14.967326	-1.81%	112
2015	14.599258	15.243379	4.41%	109
2014	14.628691	14.599258	-0.20%	4,449
2013	11.603661	14.628691	26.07%	4,764
2012	9.698831	11.603661	19.64%	4,765
2011	10.912299	9.698831	-11.12%	6,381
161

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.229146	35.972758	48.47%	0
2019	18.976362	24.229146	27.68%	0
2018	19.493829	18.976362	-2.65%	0
2017	15.564017	19.493829	25.25%	0
2016	14.560960	15.564017	6.89%	0
2015	13.960842	14.560960	4.30%	0
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.421057	21.521745	10.82%	3,163
2019	15.769745	19.421057	23.15%	3,518
2018	16.452943	15.769745	-4.15%	3,760
2017	13.768617	16.452943	19.50%	4,083
2016	12.646627	13.768617	8.87%	4,482
2015	12.766017	12.646627	-0.94%	4,590
2014	11.817868	12.766017	8.02%	10,500
2013	9.069012	11.817868	30.31%	11,198
2012	7.905590	9.069012	14.72%	11,761
2011	8.251065	7.905590	-4.19%	9,057
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.561336	15.869259	1.98%	0
2019	14.545268	15.561336	6.99%	0
2018	15.200222	14.545268	-4.31%	0
2017	14.586039	15.200222	4.21%	0
2016	13.698399	14.586039	6.48%	0
2015	14.394015	13.698399	-4.83%	0
2014	14.138664	14.394015	1.81%	0
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
2011	12.823431	13.264856	3.44%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.618548	35.179709	7.85%	0
2019	25.797222	32.618548	26.44%	0
2018	26.399955	25.797222	-2.28%	0
2017	22.401798	26.399955	17.85%	0
2016	20.563230	22.401798	8.94%	0
2015	20.844943	20.563230	-1.35%	0
2014	19.022554	20.844943	9.58%	0
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
2011	13.522357	13.302572	-1.63%	0
162

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	32.276022	32.689285	1.28%	0
2019	25.931558	32.276022	24.47%	0
2018	28.597231	25.931558	-9.32%	0
2017	24.793514	28.597231	15.34%	0
2016	21.516811	24.793514	15.23%	0
2015	23.486289	21.516811	-8.39%	0
2014	22.001672	23.486289	6.75%	0
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
2011	15.003144	14.328796	-4.49%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.944778	12.286207	12.26%	0
2019	9.716048	10.944778	12.65%	0
2018	10.833169	9.716048	-10.31%	0
2017	9.333117	10.833169	16.07%	0
2016	9.247958	9.333117	0.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.621755	17.232112	10.31%	0
2019	12.859374	15.621755	21.48%	0
2018	14.703318	12.859374	-12.54%	0
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.019213	15.068774	7.49%	0
2019	12.313123	14.019213	13.86%	0
2018	13.401242	12.313123	-8.12%	0
2017	12.203261	13.401242	9.82%	0
2016	11.734820	12.203261	3.99%	0
2015	12.102530	11.734820	-3.04%	0
2014	11.840679	12.102530	2.21%	0
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
163

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.097808	16.492501	9.24%	0
2019	12.812577	15.097808	17.84%	0
2018	14.237320	12.812577	-10.01%	0
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	119
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.278250	12.946339	5.44%	40
2019	11.320809	12.278250	8.46%	44
2018	11.862176	11.320809	-4.56%	48
2017	11.379985	11.862176	4.24%	52
2016	11.099563	11.379985	2.53%	73
2015	11.409824	11.099563	-2.72%	77
2014	11.266760	11.409824	1.27%	82
2013	10.956237	11.266760	2.83%	86
2012	10.400470	10.956237	5.34%	90
2011	10.464567	10.400470	-0.61%	94
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.980251	12.332582	2.94%	0
2019	10.737306	11.980251	11.58%	0
2018	11.784040	10.737306	-8.88%	0
2017	10.476817	11.784040	12.48%	0
2016	10.127293	10.476817	3.45%	0
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.463300	13.112944	5.21%	0
2019	11.019021	12.463300	13.11%	0
2018	12.101127	11.019021	-8.94%	0
2017	10.482403	12.101127	15.44%	0
2016	10.070135	10.482403	4.09%	0
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
164

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.605999	15.844001	8.48%	0
2019	12.615106	14.605999	15.78%	0
2018	13.855955	12.615106	-8.96%	0
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	0
2015	12.230698	11.858311	-3.04%	0
2014	11.934880	12.230698	2.48%	0
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.346066	16.882982	10.02%	0
2019	12.811166	15.346066	19.79%	0
2018	14.447115	12.811166	-11.32%	0
2017	12.485081	14.447115	15.72%	0
2016	11.840327	12.485081	5.45%	0
2015	12.266942	11.840327	-3.48%	0
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.527244	14.457144	6.87%	0
2019	12.076190	13.527244	12.02%	0
2018	12.940438	12.076190	-6.68%	0
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.595623	15.044616	3.08%	408
2019	13.240240	14.595623	10.24%	355
2018	16.026557	13.240240	-17.39%	317
2017	13.325336	16.026557	20.27%	302
2016	13.446598	13.325336	-0.90%	1,198
2015	14.278380	13.446598	-5.83%	1,096
2014	15.862133	14.278380	-9.98%	972
2013	13.477526	15.862133	17.69%	888
2012	11.502750	13.477526	17.17%	876
2011	13.402685	11.502750	-14.18%	268
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.733156	17.33%	0
165

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.447448	13.024629	4.64%	0
2019	11.685156	12.447448	6.52%	0
2018	12.007565	11.685156	-2.69%	0
2017	11.760398	12.007565	2.10%	0
2016	11.427752	11.760398	2.91%	0
2015	11.764565	11.427752	-2.86%	0
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
2011	10.902664	11.351786	4.12%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.276380	14.187071	6.86%	0
2019	12.361396	13.276380	7.40%	0
2018	12.801134	12.361396	-3.44%	0
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.494311	10.669296	1.67%	0
2019	10.046796	10.494311	4.45%	0
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	33.228636	36.796484	10.74%	113
2019	27.641704	33.228636	20.21%	113
2018	34.257563	27.641704	-19.31%	113
2017	24.751302	34.257563	38.41%	113
2016	23.497688	24.751302	5.34%	113
2015	28.624140	23.497688	-17.91%	113
2014	30.983954	28.624140	-7.62%	113
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.686962	23.570626	3.90%	0
2019	20.175839	22.686962	12.45%	0
2018	21.226477	20.175839	-4.95%	0
2017	20.287606	21.226477	4.63%	0
2016	18.133402	20.287606	11.88%	0
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	2,980
166

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.012761	12.488631	3.96%	0
2019	11.534640	12.012761	4.15%	0
2018	11.776998	11.534640	-2.06%	0
2017	11.771327	11.776998	0.05%	0
2016	11.922468	11.771327	-1.27%	943
2015	12.179045	11.922468	-2.11%	863
2014	11.884578	12.179045	2.48%	841
2013	12.639749	11.884578	-5.97%	773
2012	12.515767	12.639749	0.99%	610
2011	11.906618	12.515767	5.12%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.570946	8.419975	-1.76%	382
2019	8.592789	8.570946	-0.25%	349
2018	8.648847	8.592789	-0.65%	355
2017	8.787830	8.648847	-1.58%	340
2016	8.965995	8.787830	-1.99%	700
2015	9.148971	8.965995	-2.00%	636
2014	9.335684	9.148971	-2.00%	624
2013	9.526205	9.335684	-2.00%	574
2012	9.721147	9.526205	-2.01%	460
2011	9.918980	9.721147	-1.99%	181
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.659953	10.194265	5.53%	0
2019	8.289295	9.659953	16.54%	0
2018	9.929249	8.289295	-16.52%	0
2017	7.972666	9.929249	24.54%	0
2016	8.083699	7.972666	-1.37%	0
2015	8.523224	8.083699	-5.16%	0
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
2011	7.634417	6.733779	-11.80%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.739914	11.275262	4.98%	0
2019	9.041989	10.739914	18.78%	0
2018	10.745624	9.041989	-15.85%	0
2017	8.809699	10.745624	21.97%	0
2016	8.942214	8.809699	-1.48%	0
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
167

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.914057	33.073056	10.56%	0
2019	24.669824	29.914057	21.26%	0
2018	27.622148	24.669824	-10.69%	0
2017	23.798245	27.622148	16.07%	0
2016	22.182352	23.798245	7.28%	0
2015	22.863296	22.182352	-2.98%	0
2014	22.222051	22.863296	2.89%	0
2013	17.819897	22.222051	24.70%	0
2012	15.689283	17.819897	13.58%	0
2011	16.663996	15.689283	-5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.458803	18.719044	7.22%	0
2019	15.445532	17.458803	13.03%	0
2018	16.565890	15.445532	-6.76%	0
2017	15.209990	16.565890	8.91%	0
2016	14.599376	15.209990	4.18%	0
2015	14.923255	14.599376	-2.17%	0
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.268322	23.264730	9.39%	0
2019	18.094244	21.268322	17.54%	0
2018	19.743144	18.094244	-8.35%	0
2017	17.546474	19.743144	12.52%	0
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	72
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.246144	14.898762	4.58%	0
2019	13.271680	14.246144	7.34%	0
2018	13.792771	13.271680	-3.78%	0
2017	13.316716	13.792771	3.57%	0
2016	13.032072	13.316716	2.18%	0
2015	13.262927	13.032072	-1.74%	0
2014	13.026816	13.262927	1.81%	0
2013	12.679994	13.026816	2.74%	0
2012	12.302669	12.679994	3.07%	0
2011	12.195709	12.302669	0.88%	86
168

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.977224	12.272949	2.47%	0
2019	10.815770	11.977224	10.74%	0
2018	11.695718	10.815770	-7.52%	0
2017	10.465318	11.695718	11.76%	0
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.541407	13.068342	4.20%	0
2019	11.104140	12.541407	12.94%	0
2018	12.062347	11.104140	-7.94%	0
2017	10.522793	12.062347	14.63%	0
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.095854	23.893996	8.14%	0
2019	19.148783	22.095854	15.39%	0
2018	20.718642	19.148783	-7.58%	0
2017	18.720277	20.718642	10.67%	0
2016	17.827801	18.720277	5.01%	0
2015	18.252744	17.827801	-2.33%	0
2014	17.707774	18.252744	3.08%	0
2013	15.492993	17.707774	14.30%	0
2012	14.267335	15.492993	8.59%	0
2011	14.563770	14.267335	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.728767	29.423640	10.08%	0
2019	22.387425	26.728767	19.39%	0
2018	24.760099	22.387425	-9.58%	0
2017	21.652521	24.760099	14.35%	0
2016	20.365820	21.652521	6.32%	0
2015	20.934264	20.365820	-2.72%	0
2014	20.352612	20.934264	2.86%	0
2013	16.970293	20.352612	19.93%	0
2012	15.222735	16.970293	11.48%	0
2011	15.870272	15.222735	-4.08%	0
169

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.038552	19.189720	6.38%	0
2019	16.219729	18.038552	11.21%	0
2018	17.194281	16.219729	-5.67%	0
2017	16.064433	17.194281	7.03%	0
2016	15.506993	16.064433	3.59%	0
2015	15.828312	15.506993	-2.03%	0
2014	15.420492	15.828312	2.64%	0
2013	14.240613	15.420492	8.29%	0
2012	13.450525	14.240613	5.87%	0
2011	13.447050	13.450525	0.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.423892	10.943242	4.98%	0
2019*	10.000000	10.423892	4.24%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.723297	12.165075	13.45%	0
2019*	10.000000	10.723297	7.23%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.450582	27.310612	27.32%	5,285
2019	16.808868	21.450582	27.61%	5,285
2018	17.748576	16.808868	-5.29%	5,285
2017	13.943453	17.748576	27.29%	5,285
2016	13.949614	13.943453	-0.04%	5,285
2015	13.802351	13.949614	1.07%	5,285
2014	12.786410	13.802351	7.95%	5,285
2013	9.706761	12.786410	31.73%	5,285
2012	8.528738	9.706761	13.81%	5,285
2011	8.993135	8.528738	-5.16%	6,218
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.654684	13.281090	4.95%	0
2019	10.853926	12.654684	16.59%	0
2018	11.637695	10.853926	-6.73%	0
2017	10.101386	11.637695	15.21%	0
2016	9.495334	10.101386	6.38%	0
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.561479	15.266501	4.84%	0
2019	12.180922	14.561479	19.54%	0
2018	12.759487	12.180922	-4.53%	0
2017	10.697973	12.759487	19.27%	0
2016	9.919284	10.697973	7.85%	0
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
170

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.261127	42.120217	16.16%	0
2019	26.942583	36.261127	34.59%	0
2018	27.925871	26.942583	-3.52%	0
2017	22.424098	27.925871	24.54%	0
2016	22.144288	22.424098	1.26%	0
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	0
2013	15.170352	20.261702	33.56%	0
2012	13.072444	15.170352	16.05%	0
2011	13.680001	13.072444	-4.44%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.974254	27.796684	-0.63%	0
2019	22.532742	27.974254	24.15%	0
2018	25.400856	22.532742	-11.29%	0
2017	23.900966	25.400856	6.28%	0
2016	20.286872	23.900966	17.81%	0
2015	21.663188	20.286872	-6.35%	0
2014	19.571224	21.663188	10.69%	0
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0
2011	13.732077	13.523452	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.778363	17.78%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	43.733254	48.479499	10.85%	0
2019	35.515470	43.733254	23.14%	0
2018	40.900850	35.515470	-13.17%	0
2017	36.045369	40.900850	13.47%	0
2016	30.575273	36.045369	17.89%	0
2015	32.010520	30.575273	-4.48%	0
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	0
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.023125	20.366772	-3.12%	0
2019	17.321599	21.023125	21.37%	0
2018	20.354997	17.321599	-14.90%	0
2017	18.244330	20.354997	11.57%	0
2016	15.830408	18.244330	15.25%	0
2015	16.633495	15.830408	-4.83%	0
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	825
171

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.285944	44.459709	37.71%	1,450
2019	24.335537	32.285944	32.67%	1,450
2018	27.058394	24.335537	-10.06%	1,450
2017	22.149742	27.058394	22.16%	1,450
2016	20.915136	22.149742	5.90%	1,450
2015	21.229578	20.915136	-1.48%	1,450
2014	21.126635	21.229578	0.49%	1,450
2013	14.975638	21.126635	41.07%	1,450
2012	13.512761	14.975638	10.83%	1,450
2011	13.907761	13.512761	-2.84%	1,759
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.346362	37.383036	2.85%	0
2019	31.247579	36.346362	16.32%	0
2018	38.477892	31.247579	-18.79%	0
2017	36.100895	38.477892	6.58%	0
2016	29.324303	36.100895	23.11%	0
2015	31.931117	29.324303	-8.16%	0
2014	30.518150	31.931117	4.63%	0
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	207
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.828146	45.359501	19.91%	0
2019	30.792937	37.828146	22.85%	0
2018	36.052009	30.792937	-14.59%	0
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.321477	21.472500	11.13%	0
2019	15.392536	19.321477	25.52%	0
2018	16.536585	15.392536	-6.92%	0
2017	13.524370	16.536585	22.27%	0
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
172

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.104206	22.329910	11.07%	0
2019	16.275306	20.104206	23.53%	0
2018	17.646102	16.275306	-7.77%	0
2017	15.211716	17.646102	16.00%	0
2016	14.096301	15.211716	7.91%	0
2015	14.444423	14.096301	-2.41%	0
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
2011	9.492455	8.999172	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.410037	15.165449	-7.58%	614
2019	12.836702	16.410037	27.84%	588
2018	13.654170	12.836702	-5.99%	599
2017	13.125661	13.654170	4.03%	603
2016	12.495876	13.125661	5.04%	595
2015	13.515974	12.495876	-7.55%	597
2014	10.723935	13.515974	26.04%	594
2013	10.655105	10.723935	0.65%	616
2012	9.407227	10.655105	13.27%	588
2011	9.043639	9.407227	4.02%	592
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.787517	22.853482	15.49%	0
2019	15.432075	19.787517	28.22%	0
2018	16.555660	15.432075	-6.79%	0
2017	13.934874	16.555660	18.81%	0
2016	12.763859	13.934874	9.17%	0
2015	12.902687	12.763859	-1.08%	0
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.898645	9.975404	0.78%	0
2019	9.704021	9.898645	2.01%	0
2018	9.822585	9.704021	-1.21%	0
2017	9.866683	9.822585	-0.45%	0
2016	9.822736	9.866683	0.45%	0
2015	10.057519	9.822736	-2.33%	0
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
173

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.850241	19.703396	16.93%	0
2019	13.759664	16.850241	22.46%	0
2018	15.838845	13.759664	-13.13%	0
2017	14.153951	15.838845	11.90%	0
2016	11.948255	14.153951	18.46%	0
2015	12.817895	11.948255	-6.78%	0
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.428447	33.704912	57.29%	2,855
2019	15.979273	21.428447	34.10%	2,855
2018	17.543834	15.979273	-8.92%	2,855
2017	14.037310	17.543834	24.98%	2,855
2016	13.505177	14.037310	3.94%	2,855
2015	13.828628	13.505177	-2.34%	2,855
2014	13.604811	13.828628	1.65%	2,855
2013	10.015678	13.604811	35.84%	2,855
2012	8.915007	10.015678	12.35%	2,855
2011	9.520352	8.915007	-6.36%	3,759
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.513879	9.645995	1.39%	0
2019	9.362834	9.513879	1.61%	0
2018	9.458398	9.362834	-1.01%	0
2017	9.565649	9.458398	-1.12%	0
2016	9.642762	9.565649	-0.80%	0
2015	9.821506	9.642762	-1.82%	0
2014	9.961196	9.821506	-1.40%	0
2013	10.102178	9.961196	-1.40%	0
2012	9.855025	10.102178	2.51%	0
2011	10.026637	9.855025	-1.71%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.338634	11.990601	5.75%	0
2019	10.354081	11.338634	9.51%	0
2018	11.175307	10.354081	-7.35%	0
2017	10.057190	11.175307	11.12%	0
2016	9.088907	10.057190	10.65%	0
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
174

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.837789	11.319882	4.45%	0
2019	9.645644	10.837789	12.36%	0
2018	10.342655	9.645644	-6.74%	0
2017	9.612973	10.342655	7.59%	0
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.214487	12.162001	8.45%	0
2019	10.702970	11.214487	4.78%	0
2018	11.386429	10.702970	-6.00%	0
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	2,740
2013	12.706539	11.634658	-8.44%	2,942
2012	12.321835	12.706539	3.12%	2,942
2011	11.596615	12.321835	6.25%	3,247
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.767836	10.857407	0.83%	594
2019	10.572733	10.767836	1.85%	554
2018	10.764172	10.572733	-1.78%	576
2017	10.847411	10.764172	-0.77%	544
2016	10.925600	10.847411	-0.72%	1,239
2015	11.125344	10.925600	-1.80%	1,140
2014	11.268074	11.125344	-1.27%	1,115
2013	11.524803	11.268074	-2.23%	1,039
2012	11.121145	11.524803	3.63%	830
2011	11.234258	11.121145	-1.01%	320
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.095980	10.105831	0.10%	0
2019	10.031540	10.095980	0.64%	0
2018	10.093357	10.031540	-0.61%	0
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.981607	11.680083	6.36%	722
2019	10.351959	10.981607	6.08%	703
2018	10.631909	10.351959	-2.63%	770
2017	10.349729	10.631909	2.73%	717
2016	10.294407	10.349729	0.54%	1,746
2015	10.469358	10.294407	-1.67%	1,661
2014	10.255615	10.469358	2.08%	1,646
2013	10.684266	10.255615	-4.01%	1,558
2012	9.956927	10.684266	7.30%	1,233
2011*	10.000000	9.956927	-0.43%	467
175

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.181936	21.071988	9.85%	0
2019	15.639538	19.181936	22.65%	0
2018	19.732281	15.639538	-20.74%	0
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.440126	34.40%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.847649	13.321238	3.69%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.448487	52.508680	26.68%	76
2019	32.880627	41.448487	26.06%	90
2018	33.270396	32.880627	-1.17%	90
2017	26.665728	33.270396	24.77%	99
2016	30.474032	26.665728	-12.50%	103
2015	27.648118	30.474032	10.22%	95
2014	21.499141	27.648118	28.60%	110
2013	14.575218	21.499141	47.50%	131
2012	11.353689	14.575218	28.37%	149
2011	10.494926	11.353689	8.18%	3,017
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.519595	6.427634	16.45%	279
2019	5.049243	5.519595	9.32%	272
2018	7.199150	5.049243	-29.86%	213
2017	7.493374	7.199150	-3.93%	199
2016	5.331350	7.493374	40.55%	165
2015	8.196559	5.331350	-34.96%	180
2014	10.370399	8.196559	-20.96%	119
2013	9.594282	10.370399	8.09%	108
2012*	10.000000	9.594282	-4.06%	96
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.673706	6.622914	16.73%	0
2019	5.175242	5.673706	9.63%	0
2018	7.363868	5.175242	-29.72%	0
2017	7.643509	7.363868	-3.66%	0
2016	5.426921	7.643509	40.84%	0
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.743274	10.365197	-3.52%	0
2019*	10.000000	10.743274	7.43%	0
176

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.446223	51.718542	54.63%	0
2019	27.340409	33.446223	22.33%	0
2018	27.541154	27.340409	-0.73%	0
2017	22.327871	27.541154	23.35%	0
2016	21.144273	22.327871	5.60%	0
2015	22.216260	21.144273	-4.83%	0
2014	23.103587	22.216260	-3.84%	0
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	0
177

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.644987	12.981170	2.66%	176
2019	11.208026	12.644987	12.82%	162
2018	12.357828	11.208026	-9.30%	149
2017	11.040732	12.357828	11.93%	155
2016	10.909664	11.040732	1.20%	154
2015	11.290479	10.909664	-3.37%	141
2014	11.067087	11.290479	2.02%	62
2013	10.099288	11.067087	9.58%	61
2012*	10.000000	10.099288	0.99%	55
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.709290	8.714889	0.06%	0
2019	7.617208	8.709290	14.34%	0
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.152874	39.500945	0.89%	179
2019	33.354373	39.152874	17.38%	151
2018	40.227133	33.354373	-17.08%	145
2017	36.408893	40.227133	10.49%	479
2016	29.799540	36.408893	22.18%	562
2015	32.276721	29.799540	-7.67%	1,142
2014	30.261854	32.276721	6.66%	1,164
2013	22.458355	30.261854	34.75%	17,201
2012	19.364694	22.458355	15.98%	17,348
2011	21.645669	19.364694	-10.54%	32,547
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.715646	13.638081	7.25%	410
2019	11.926630	12.715646	6.62%	410
2018	12.537282	11.926630	-4.87%	1,136
2017	12.351936	12.537282	1.50%	1,136
2016	12.085906	12.351936	2.20%	1,136
2015	12.657600	12.085906	-4.52%	1,136
2014	12.516108	12.657600	1.13%	2,717
2013	13.969137	12.516108	-10.40%	3,737
2012	13.288066	13.969137	5.13%	11,238
2011	12.145743	13.288066	9.41%	18,894
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.795351	29.493367	-1.01%	0
2019	23.593780	29.795351	26.28%	0
2018	27.692468	23.593780	-14.80%	0
2017	25.374833	27.692468	9.13%	0
2016	21.119632	25.374833	20.15%	0
2015	21.918914	21.119632	-3.65%	2,392
2014	19.261251	21.918914	13.80%	2,392
2013	15.145649	19.261251	27.17%	3,000
2012	13.311218	15.145649	13.78%	3,023
2011	13.711769	13.311218	-2.92%	0
178

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	31.739719	31.331157	-1.29%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.351318	11.892214	4.77%	0
2019	10.094515	11.351318	12.45%	0
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.254532	10.896866	6.26%	0
2019	9.596670	10.254532	6.86%	0
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.237438	14.436068	1.40%	10,266
2019	11.409599	14.237438	24.78%	10,266
2018	12.589432	11.409599	-9.37%	2,349
2017	11.038366	12.589432	14.05%	2,349
2016	9.714392	11.038366	13.63%	2,349
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.751285	19.795763	18.17%	13,123
2019	14.530599	16.751285	15.28%	13,310
2018	16.061355	14.530599	-9.53%	14,088
2017	14.427148	16.061355	11.33%	14,022
2016	14.195594	14.427148	1.63%	14,024
2015	14.646763	14.195594	-3.08%	60,011
2014	14.677369	14.646763	-0.21%	63,308
2013	13.103201	14.677369	12.01%	68,672
2012	12.171792	13.103201	7.65%	28,427
2011	12.901996	12.171792	-5.66%	26,669
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.716259	13.425924	5.58%	630
2019	10.837279	12.716259	17.34%	597
2018	13.130826	10.837279	-17.47%	589
2017	11.658186	13.130826	12.63%	646
2016	10.336229	11.658186	12.79%	680
2015	10.830491	10.336229	-4.56%	17,419
2014*	10.000000	10.830491	8.30%	0
179

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	43.999632	47.657863	8.31%	173
2019	36.774684	43.999632	19.65%	148
2018	41.272688	36.774684	-10.90%	132
2017	37.503708	41.272688	10.05%	144
2016	30.467372	37.503708	23.09%	159
2015	31.863244	30.467372	-4.38%	1,668
2014	30.961078	31.863244	2.91%	1,949
2013	22.474371	30.961078	37.76%	2,285
2012	19.835131	22.474371	13.31%	2,337
2011	20.146375	19.835131	-1.54%	398
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.217594	40.585318	15.24%	518
2019	27.493199	35.217594	28.10%	537
2018	29.519423	27.493199	-6.86%	1,184
2017	24.874226	29.519423	18.67%	1,222
2016	22.797927	24.874226	9.11%	1,249
2015	23.086481	22.797927	-1.25%	6,681
2014	20.849501	23.086481	10.73%	7,210
2013	16.169811	20.849501	28.94%	7,084
2012	14.303996	16.169811	13.04%	6,423
2011	14.377214	14.303996	-0.51%	14,725
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.437498	37.973302	20.79%	0
2019	23.649499	31.437498	32.93%	0
2018	26.006995	23.649499	-9.06%	0
2017	20.914245	26.006995	24.35%	926
2016	19.846568	20.914245	5.38%	1,110
2015	20.837798	19.846568	-4.76%	21,066
2014	19.739772	20.837798	5.56%	21,034
2013	16.687695	19.739772	18.29%	42,174
2012	15.477413	16.687695	7.82%	42,167
2011	14.538119	15.477413	6.46%	35,420
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.883559	11.326996	4.07%	0
2019	9.540617	10.883559	14.08%	0
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.447949	15.751995	-4.23%	0
2019	13.154377	16.447949	25.04%	0
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
180

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.588293	10.573173	-0.14%	0
2019	10.100426	10.588293	4.83%	0
2018	10.327162	10.100426	-2.20%	4,800
2017	10.197053	10.327162	1.28%	4,800
2016	9.559951	10.197053	6.66%	4,800
2015	9.862874	9.559951	-3.07%	9,599
2014	10.017111	9.862874	-1.54%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.371712	13.289316	28.13%	0
2019	8.200226	10.371712	26.48%	0
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.820596	18.483125	9.88%	0
2019	14.843531	16.820596	13.32%	0
2018	15.838739	14.843531	-6.28%	0
2017	14.342129	15.838739	10.44%	0
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
2011	11.873459	11.574966	-2.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.376302	20.638904	12.31%	4,723
2019	15.657816	18.376302	17.36%	4,920
2018	17.030743	15.657816	-8.06%	5,199
2017	14.962036	17.030743	13.83%	5,399
2016	14.443940	14.962036	3.59%	8,559
2015	14.821828	14.443940	-2.55%	8,904
2014	14.474615	14.821828	2.40%	9,008
2013	12.785948	14.474615	13.21%	9,104
2012	11.551050	12.785948	10.69%	9,099
2011	11.946635	11.551050	-3.31%	1,406
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.271355	23.148732	14.19%	0
2019	16.683380	20.271355	21.51%	0
2018	18.536369	16.683380	-10.00%	0
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
181

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.411647	16.035398	19.56%	0
2019	11.037556	13.411647	21.51%	0
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.155939	51.198968	27.50%	0
2019	31.245223	40.155939	28.52%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.318603	8.094062	-34.29%	2,874
2019	11.457213	12.318603	7.52%	2,874
2018	15.557870	11.457213	-26.36%	2,874
2017	16.344257	15.557870	-4.81%	2,874
2016	12.504226	16.344257	30.71%	2,874
2015	16.117204	12.504226	-22.42%	32,112
2014	18.872608	16.117204	-14.60%	31,634
2013	15.527989	18.872608	21.54%	51,365
2012	15.144867	15.527989	2.53%	51,437
2011	16.317591	15.144867	-7.19%	43,143
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.505279	29.703987	4.21%	4,051
2019	22.907168	28.505279	24.44%	3,901
2018	25.585818	22.907168	-10.47%	3,993
2017	23.198359	25.585818	10.29%	4,065
2016	20.129717	23.198359	15.24%	4,170
2015	21.471624	20.129717	-6.25%	4,744
2014	20.217816	21.471624	6.20%	3,904
2013	16.155606	20.217816	25.14%	4,067
2012	14.098424	16.155606	14.59%	4,168
2011	14.306539	14.098424	-1.45%	11,020
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.432747	15.202651	5.33%	0
2019	11.368158	14.432747	26.96%	0
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
182

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.158620	56.437877	40.54%	5,065
2019	30.617218	40.158620	31.16%	5,443
2018	31.413591	30.617218	-2.54%	2,834
2017	23.799118	31.413591	31.99%	3,114
2016	24.175276	23.799118	-1.56%	3,388
2015	23.099004	24.175276	4.66%	2,438
2014	21.253794	23.099004	8.68%	1,261
2013	15.962768	21.253794	33.15%	25,194
2012	14.253099	15.962768	12.00%	22,541
2011	14.562929	14.253099	-2.13%	37,036
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.762858	14.708553	6.87%	1,961
2019	12.849635	13.762858	7.11%	1,997
2018	13.230944	12.849635	-2.88%	2,263
2017	12.995201	13.230944	1.81%	2,196
2016	12.704293	12.995201	2.29%	2,011
2015	13.088037	12.704293	-2.93%	2,023
2014	12.657694	13.088037	3.40%	2,632
2013	13.202218	12.657694	-4.12%	3,645
2012	12.770479	13.202218	3.38%	3,095
2011	12.186292	12.770479	4.79%	1,513
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.077505	49.708143	15.39%	502
2019	35.723508	43.077505	20.59%	505
2018	42.820145	35.723508	-16.57%	894
2017	36.284131	42.820145	18.01%	1,236
2016	33.112218	36.284131	9.58%	1,346
2015	34.382591	33.112218	-3.69%	2,473
2014	33.122328	34.382591	3.80%	4,112
2013	24.900640	33.122328	33.02%	4,100
2012	22.202713	24.900640	12.15%	4,269
2011	25.439024	22.202713	-12.72%	1,366
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.387643	28.665570	12.91%	246
2019	20.338794	25.387643	24.82%	255
2018	24.460845	20.338794	-16.85%	251
2017	19.220118	24.460845	27.27%	247
2016	20.723042	19.220118	-7.25%	265
2015	20.492118	20.723042	1.13%	685
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.205413	12.050043	-8.75%	0
2019	10.970913	13.205413	20.37%	0
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0
183

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.884435	15.189131	9.40%	0
2019	11.832401	13.884435	17.34%	0
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.608205	16.372198	-1.42%	8,255
2019	14.617081	16.608205	13.62%	8,255
2018	15.604021	14.617081	-6.32%	8,255
2017	14.532036	15.604021	7.38%	8,255
2016	13.017354	14.532036	11.64%	8,255
2015	14.305828	13.017354	-9.01%	9,479
2014	13.967963	14.305828	2.42%	9,479
2013	12.521814	13.967963	11.55%	9,109
2012	11.354426	12.521814	10.28%	5,610
2011	11.327373	11.354426	0.24%	3,816
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	39.875065	41.063282	2.98%	158
2019	32.236596	39.875065	23.70%	142
2018	37.799637	32.236596	-14.72%	146
2017	34.891526	37.799637	8.33%	355
2016	27.374044	34.891526	27.46%	399
2015	30.191621	27.374044	-9.33%	1,181
2014	30.664291	30.191621	-1.54%	1,148
2013	22.990371	30.664291	33.38%	1,134
2012	19.837005	22.990371	15.90%	1,228
2011	21.053389	19.837005	-5.78%	520
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.081020	8.420757	-7.27%	1,305
2019	9.092780	9.081020	-0.13%	1,305
2018	9.112346	9.092780	-0.21%	1,305
2017	9.131417	9.112346	-0.21%	1,305
2016	9.060502	9.131417	0.78%	1,305
2015	9.671224	9.060502	-6.31%	2,471
2014	9.700854	9.671224	-0.31%	3,062
184

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.313959	12.551267	1.93%	0
2019	11.236788	12.313959	9.59%	0
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.966226	10.412547	4.48%	0
2019	9.354726	9.966226	6.54%	0
2018*	10.000000	9.354726	-6.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.511993	10.000239	5.13%	0
2019	9.252187	9.511993	2.81%	0
2018	9.957046	9.252187	-7.08%	9,383
2017	9.809567	9.957046	1.50%	9,383
2016	10.068100	9.809567	-2.57%	9,383
2015	10.097385	10.068100	-0.29%	9,383
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.582873	45.83%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.112644	50.005871	24.66%	548
2019	31.169002	40.112644	28.69%	556
2018	36.765929	31.169002	-15.22%	562
2017	27.546915	36.765929	33.47%	557
2016	28.180468	27.546915	-2.25%	572
2015	27.765351	28.180468	1.50%	894
2014	27.789621	27.765351	-0.09%	846
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.863809	35.466313	11.31%	790
2019	24.706065	31.863809	28.97%	813
2018	27.462926	24.706065	-10.04%	853
2017	24.049417	27.462926	14.19%	882
2016	22.070227	24.049417	8.97%	954
2015	21.864353	22.070227	0.94%	1,868
2014	20.229362	21.864353	8.08%	5,916
2013	15.720688	20.229362	28.68%	6,312
2012	13.771324	15.720688	14.16%	6,486
2011	14.110498	13.771324	-2.40%	3,356
185

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.683108	16.726351	6.65%	408
2019	12.811761	15.683108	22.41%	391
2018	14.805622	12.811761	-13.47%	397
2017	13.189561	14.805622	12.25%	386
2016	11.904712	13.189561	10.79%	385
2015	12.703933	11.904712	-6.29%	391
2014	12.457051	12.703933	1.98%	166
2013	9.904825	12.457051	25.77%	1,985
2012*	10.000000	9.904825	-0.95%	167
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	42.332785	49.581845	17.12%	578
2019	34.281717	42.332785	23.49%	557
2018	39.147128	34.281717	-12.43%	523
2017	35.101577	39.147128	11.53%	670
2016	30.467967	35.101577	15.21%	757
2015	33.141181	30.467967	-8.07%	16,147
2014	30.318552	33.141181	9.31%	16,116
2013	22.022269	30.318552	37.67%	16,812
2012	19.117619	22.022269	15.19%	16,982
2011	20.003588	19.117619	-4.43%	1,254
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.549233	12.500906	18.50%	0
2019	8.421502	10.549233	25.27%	0
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.532735	18.431794	11.49%	4,218
2019	13.867274	16.532735	19.22%	4,216
2018	14.981312	13.867274	-7.44%	5,445
2017	12.937600	14.981312	15.80%	5,451
2016	13.562685	12.937600	-4.61%	5,455
2015	15.115308	13.562685	-10.27%	32,084
2014	16.297741	15.115308	-7.26%	35,052
2013	13.303702	16.297741	22.51%	35,805
2012	11.403036	13.303702	16.67%	34,332
2011	12.551668	11.403036	-9.15%	2,577
186

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.168397	13.668956	3.80%	616
2019	12.096854	13.168397	8.86%	605
2018	12.624780	12.096854	-4.18%	1,079
2017	12.087526	12.624780	4.44%	1,095
2016	10.626022	12.087526	13.75%	1,085
2015	11.609166	10.626022	-8.47%	1,875
2014	11.636539	11.609166	-0.24%	1,790
2013	10.756707	11.636539	8.18%	2,187
2012*	10.000000	10.756707	7.57%	2,213
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.160092	30.867375	45.88%	1,016
2019	15.668950	21.160092	35.04%	1,102
2018	16.016357	15.668950	-2.17%	1,080
2017	12.891506	16.016357	24.24%	1,187
2016	12.408419	12.891506	3.89%	1,253
2015	13.452185	12.408419	-7.76%	2,414
2014	12.738315	13.452185	5.60%	1,317
2013	10.013576	12.738315	27.21%	3,875
2012*	10.000000	10.013576	0.14%	2,427
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.189478	10.998164	7.94%	4,458
2019	9.524387	10.189478	6.98%	3,876
2018	9.856624	9.524387	-3.37%	3,943
2017	9.740863	9.856624	1.19%	3,403
2016	9.732986	9.740863	0.08%	3,045
2015*	10.000000	9.732986	-2.67%	2,933
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	51.135801	69.604569	36.12%	101
2019	38.167114	51.135801	33.98%	126
2018	38.331710	38.167114	-0.43%	134
2017	30.117230	38.331710	27.28%	158
2016	30.175337	30.117230	-0.19%	176
2015	27.535550	30.175337	9.59%	39,607
2014	25.930457	27.535550	6.19%	16,675
2013	20.236256	25.930457	28.14%	17,264
2012	16.689381	20.236256	21.25%	19,619
2011	18.318292	16.689381	-8.89%	429
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.893226	47.063807	47.57%	1,964
2019	22.494959	31.893226	41.78%	1,964
2018	22.773268	22.494959	-1.22%	124
2017	16.050898	22.773268	41.88%	124
2016	14.399596	16.050898	11.47%	3,654
2015	14.055504	14.399596	2.45%	17,486
2014	13.129661	14.055504	7.05%	13,956
2013	9.905487	13.129661	32.55%	13,832
2012*	10.000000	9.905487	-0.95%	12,783
187

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.512459	33.521953	13.59%	0
2019	23.791493	29.512459	24.05%	0
2018	28.640129	23.791493	-16.93%	0
2017	22.363430	28.640129	28.07%	0
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	1,564
2013	28.484938	31.869561	11.88%	1,480
2012	25.708882	28.484938	10.80%	1,475
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.760739	9.433852	-3.35%	0
2019	8.439087	9.760739	15.66%	0
2018	10.585609	8.439087	-20.28%	0
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.373407	10.909825	5.17%	0
2019	9.773931	10.373407	6.13%	0
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.391348	30.489032	42.53%	0
2019	15.466335	21.391348	38.31%	0
2018	16.076144	15.466335	-3.79%	0
2017	12.997400	16.076144	23.69%	0
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	2,504
2014	14.064242	12.736892	-9.44%	2,504
2013	10.172689	14.064242	38.25%	3,406
2012*	10.000000	10.172689	1.73%	1,776
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.686596	36.062161	1.05%	1,127
2019	28.146963	35.686596	26.79%	899
2018	32.076443	28.146963	-12.25%	875
2017	27.918863	32.076443	14.89%	817
2016	25.063313	27.918863	11.39%	857
2015	25.842325	25.063313	-3.01%	1,376
2014	23.952869	25.842325	7.89%	467
2013	18.043582	23.952869	32.75%	3,068
2012	15.905352	18.043582	13.44%	1,745
2011	16.321966	15.905352	-2.55%	0
188

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.799069	12.211085	13.08%	0
2019*	10.000000	10.799069	7.99%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.620262	24.266440	17.68%	1,769
2019	16.762409	20.620262	23.01%	1,822
2018	18.968719	16.762409	-11.63%	1,830
2017	15.277072	18.968719	24.16%	2,536
2016	15.026600	15.277072	1.67%	2,690
2015	14.436485	15.026600	4.09%	16,286
2014	14.580986	14.436485	-0.99%	3,697
2013	11.668920	14.580986	24.96%	8,008
2012	10.281748	11.668920	13.49%	7,916
2011	10.691901	10.281748	-3.84%	12,427
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.250507	32.51%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.561331	35.61%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.452891	11.051332	-3.51%	0
2019	9.148955	11.452891	25.18%	0
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.379389	22.772040	11.74%	2,872
2019	16.787329	20.379389	21.40%	2,994
2018	18.476441	16.787329	-9.14%	3,666
2017	16.058345	18.476441	15.06%	3,990
2016	14.775883	16.058345	8.68%	4,186
2015	16.258144	14.775883	-9.12%	4,494
2014	16.956943	16.258144	-4.12%	6,025
2013	13.129492	16.956943	29.15%	5,847
2012	10.937073	13.129492	20.05%	6,193
2011	11.273901	10.937073	-2.99%	4,794
189

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.433416	18.350865	47.59%	341
2019	9.560578	12.433416	30.05%	4,591
2018	11.720764	9.560578	-18.43%	4,856
2017	9.536194	11.720764	22.91%	4,337
2016	9.987045	9.536194	-4.51%	4,362
2015	10.268527	9.987045	-2.74%	4,764
2014	10.632574	10.268527	-3.42%	5,101
2013	8.969949	10.632574	18.54%	0
2013	8.969949	10.632574	18.54%	4,928
2012	7.931754	8.969949	13.09%	4,914
2011	8.964302	7.931754	-11.52%	4,753
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.998385	19.734452	9.65%	111,290
2019	15.221069	17.998385	18.25%	122,872
2018	16.364238	15.221069	-6.99%	134,027
2017	14.434525	16.364238	13.37%	139,190
2016	13.525972	14.434525	6.72%	158,466
2015	13.681474	13.525972	-1.14%	191,648
2014	13.310690	13.681474	2.79%	210,727
2013	11.028213	13.310690	20.70%	220,943
2012	9.735254	11.028213	13.28%	221,646
2011	9.852092	9.735254	-1.19%	102,708
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.252815	12.030700	6.91%	46,463
2019	10.546731	11.252815	6.69%	56,896
2018	10.891119	10.546731	-3.16%	47,224
2017	10.777935	10.891119	1.05%	49,426
2016	10.724241	10.777935	0.50%	61,062
2015	10.979650	10.724241	-2.33%	94,227
2014	10.683291	10.979650	2.77%	95,980
2013	11.200755	10.683291	-4.62%	96,319
2012	10.900226	11.200755	2.76%	84,805
2011	10.530616	10.900226	3.51%	16,252
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.209857	28.251464	27.20%	2,603
2019	16.832134	22.209857	31.95%	2,947
2018	18.984142	16.832134	-11.34%	2,981
2017	14.805268	18.984142	28.23%	3,362
2016	15.093694	14.805268	-1.91%	3,644
2015	14.470660	15.093694	4.31%	49,524
2014	14.514649	14.470660	-0.30%	46,547
2013	11.524943	14.514649	25.94%	77,645
2012	9.642894	11.524943	19.52%	79,827
2011	10.860433	9.642894	-11.21%	51,769
190

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.893324	35.438018	48.32%	400
2019	18.732446	23.893324	27.55%	1,689
2018	19.263039	18.732446	-2.75%	2,781
2017	15.395409	19.263039	25.12%	2,832
2016	14.417891	15.395409	6.78%	1,604
2015	13.837801	14.417891	4.19%	1,651
2014	13.079528	13.837801	5.80%	3,288
2013	10.307778	13.079528	26.89%	3,433
2012	8.968657	10.307778	14.93%	3,635
2011	9.611252	8.968657	-6.69%	2,724
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.171476	21.223493	10.70%	27,229
2019	15.582979	19.171476	23.03%	35,636
2018	16.274784	15.582979	-4.25%	28,151
2017	13.633401	16.274784	19.37%	33,844
2016	12.535173	13.633401	8.76%	51,419
2015	12.666441	12.535173	-1.04%	82,557
2014	11.737675	12.666441	7.91%	91,369
2013	9.016676	11.737675	30.18%	98,998
2012	7.868002	9.016676	14.60%	111,105
2011	8.220211	7.868002	-4.28%	23,185
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.295547	15.582293	1.87%	754
2019	14.311442	15.295547	6.88%	745
2018	14.971224	14.311442	-4.41%	842
2017	14.380930	14.971224	4.10%	2,526
2016	13.519510	14.380930	6.37%	2,522
2015	14.220555	13.519510	-4.93%	2,595
2014	13.982557	14.220555	1.70%	1,745
2013	14.444925	13.982557	-3.20%	6,913
2012	13.145245	14.444925	9.89%	1,552
2011	12.720750	13.145245	3.34%	6,950
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.061386	34.543518	7.74%	342
2019	25.382468	32.061386	26.31%	370
2018	26.002203	25.382468	-2.38%	426
2017	22.086735	26.002203	17.73%	515
2016	20.294666	22.086735	8.83%	552
2015	20.593711	20.294666	-1.45%	585
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
191

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.724672	32.098077	1.18%	2,316
2019	25.514619	31.724672	24.34%	2,316
2018	28.166348	25.514619	-9.41%	2,316
2017	24.444797	28.166348	15.22%	2,316
2016	21.235775	24.444797	15.11%	2,316
2015	23.203218	21.235775	-8.48%	2,316
2014	21.758697	23.203218	6.64%	1,442
2013	16.426574	21.758697	32.46%	3,075
2012	14.199541	16.426574	15.68%	1,384
2011	14.882969	14.199541	-4.59%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.894942	12.217781	12.14%	0
2019	9.681676	10.894942	12.53%	0
2018	10.805934	9.681676	-10.40%	0
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.436757	17.010658	10.20%	0
2019	12.720068	15.436757	21.36%	0
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.853193	14.875135	7.38%	14,066
2019	12.179739	13.853193	13.74%	14,522
2018	13.269685	12.179739	-8.21%	41,968
2017	12.095767	13.269685	9.71%	43,044
2016	11.643302	12.095767	3.89%	44,667
2015	12.020417	11.643302	-3.14%	46,692
2014	11.772357	12.020417	2.11%	48,968
2013	10.487632	11.772357	12.25%	49,605
2012	9.646172	10.487632	8.72%	52,932
2011	9.986977	9.646172	-3.41%	43,433
192

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.919083	16.280638	9.13%	53,515
2019	12.673830	14.919083	17.72%	54,640
2018	14.097627	12.673830	-10.10%	60,324
2017	12.433854	14.097627	13.38%	62,617
2016	11.833410	12.433854	5.07%	64,309
2015	12.250041	11.833410	-3.40%	70,186
2014	11.951410	12.250041	2.50%	87,183
2013	10.068560	11.951410	18.70%	91,921
2012	9.050311	10.068560	11.25%	122,242
2011	9.574150	9.050311	-5.47%	74,129
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.132844	12.779965	5.33%	7,225
2019	11.198174	12.132844	8.35%	7,418
2018	11.745729	11.198174	-4.66%	7,537
2017	11.279754	11.745729	4.13%	7,821
2016	11.013008	11.279754	2.42%	8,255
2015	11.332415	11.013008	-2.82%	4,791
2014	11.201751	11.332415	1.17%	5,684
2013	10.904150	11.201751	2.73%	5,736
2012	10.361633	10.904150	5.24%	5,605
2011	10.436119	10.361633	-0.71%	2,814
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.898952	12.236397	2.84%	0
2019	10.675339	11.898952	11.46%	0
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.378715	13.010650	5.11%	0
2019	10.955412	12.378715	12.99%	0
2018	12.043653	10.955412	-9.04%	0
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
193

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.433080	15.640448	8.37%	35,809
2019	12.478483	14.433080	15.66%	37,820
2018	13.719987	12.478483	-9.05%	50,714
2017	12.295793	13.719987	11.58%	53,368
2016	11.765889	12.295793	4.50%	59,646
2015	12.147767	11.765889	-3.14%	63,776
2014	11.866058	12.147767	2.37%	208,253
2013	10.288671	11.866058	15.33%	208,342
2012	9.352918	10.288671	10.00%	213,430
2011	9.781278	9.352918	-4.38%	152,179
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.164330	16.666030	9.90%	0
2019	12.672378	15.164330	19.66%	0
2018	14.305303	12.672378	-11.41%	0
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.367054	14.271376	6.77%	23,463
2019	11.945377	13.367054	11.90%	24,671
2018	12.813410	11.945377	-6.77%	35,099
2017	11.910091	12.813410	7.58%	36,434
2016	11.476508	11.910091	3.78%	38,088
2015	11.848909	11.476508	-3.14%	40,012
2014	11.628374	11.848909	1.90%	41,566
2013	10.677747	11.628374	8.90%	42,640
2012	9.911812	10.677747	7.73%	43,376
2011	10.151402	9.911812	-2.36%	30,717
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.437499	14.866444	2.97%	3,911
2019	13.110174	14.437499	10.12%	3,397
2018	15.885432	13.110174	-17.47%	3,071
2017	13.221437	15.885432	20.15%	3,418
2016	13.355354	13.221437	-1.00%	3,708
2015	14.195994	13.355354	-5.92%	3,543
2014	15.786737	14.195994	-10.08%	3,412
2013	13.427157	15.786737	17.57%	3,230
2012	11.471486	13.427157	17.05%	3,373
2011	13.379897	11.471486	-14.26%	4,444
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.730680	17.31%	493
194

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.300090	12.857312	4.53%	1,947
2019	11.558611	12.300090	6.41%	1,947
2018	11.889720	11.558611	-2.78%	1,947
2017	11.656840	11.889720	2.00%	1,947
2016	11.338656	11.656840	2.81%	1,947
2015	11.684768	11.338656	-2.96%	1,947
2014	11.401917	11.684768	2.48%	1,947
2013	11.899810	11.401917	-4.18%	1,947
2012	11.309423	11.899810	5.22%	1,947
2011	10.873028	11.309423	4.01%	18,482
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.119225	14.004833	6.75%	0
2019	12.227538	13.119225	7.29%	0
2018	12.675526	12.227538	-3.53%	0
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.476432	10.640240	1.56%	0
2019	10.039934	10.476432	4.35%	0
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.661018	36.130995	10.62%	0
2019	27.197282	32.661018	20.09%	0
2018	33.741448	27.197282	-19.40%	351
2017	24.403185	33.741448	38.27%	351
2016	23.190795	24.403185	5.23%	351
2015	28.279190	23.190795	-17.99%	19,155
2014	30.641852	28.279190	-7.71%	24,750
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.299447	23.144369	3.79%	0
2019	19.851464	22.299447	12.33%	0
2018	20.906675	19.851464	-5.05%	5,619
2017	20.002296	20.906675	4.52%	5,619
2016	17.896590	20.002296	11.77%	5,619
2015	18.769942	17.896590	-4.65%	12,710
2014	18.695763	18.769942	0.40%	7,985
195

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.807559	12.262772	3.86%	719
2019	11.349180	11.807559	4.04%	719
2018	11.599537	11.349180	-2.16%	719
2017	11.605754	11.599537	-0.05%	719
2016	11.766749	11.605754	-1.37%	719
2015	12.032256	11.766749	-2.21%	719
2014	11.753335	12.032256	2.37%	719
2013	12.512938	11.753335	-6.07%	719
2012	12.402888	12.512938	0.89%	719
2011	11.811251	12.402888	5.01%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.424194	8.267362	-1.86%	3,487
2019	8.454297	8.424194	-0.36%	8,299
2018	8.518196	8.454297	-0.75%	8,691
2017	8.663894	8.518196	-1.68%	11,074
2016	8.848554	8.663894	-2.09%	10,948
2015	9.038357	8.848554	-2.10%	11,539
2014	9.232234	9.038357	-2.10%	7,541
2013	9.430266	9.232234	-2.10%	7,196
2012	9.633102	9.430266	-2.11%	18,958
2011	9.839155	9.633102	-2.09%	55,680
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.545587	10.063304	5.42%	0
2019	8.199512	9.545587	16.42%	0
2018	9.831802	8.199512	-16.60%	0
2017	7.902450	9.831802	24.41%	0
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.591024	11.107602	4.88%	716
2019	8.925745	10.591024	18.66%	713
2018	10.618377	8.925745	-15.94%	742
2017	8.714238	10.618377	21.85%	775
2016	8.854338	8.714238	-1.58%	828
2015	9.171695	8.854338	-3.46%	817
2014	9.986411	9.171695	-8.16%	666
2013	8.429405	9.986411	18.47%	615
2012	7.284044	8.429405	15.72%	634
2011	8.537033	7.284044	-14.68%	1,732
196

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.403056	32.474933	10.45%	0
2019	24.273171	29.403056	21.13%	0
2018	27.205952	24.273171	-10.78%	0
2017	23.463521	27.205952	15.95%	0
2016	21.892629	23.463521	7.18%	0
2015	22.587732	21.892629	-3.08%	0
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	0
2012	15.547767	17.641099	13.46%	0
2011	16.530524	15.547767	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.269708	18.497405	7.11%	9,087
2019	15.293852	17.269708	12.92%	9,083
2018	16.420068	15.293852	-6.86%	21,245
2017	15.091454	16.420068	8.80%	21,872
2016	14.500350	15.091454	4.08%	22,933
2015	14.837165	14.500350	-2.27%	24,374
2014	14.490979	14.837165	2.39%	25,355
2013	13.049928	14.490979	11.04%	25,382
2012	12.186662	13.049928	7.08%	23,614
2011	12.338344	12.186662	-1.23%	19,724
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.037957	22.989259	9.28%	48,332
2019	17.916533	21.037957	17.42%	49,134
2018	19.569339	17.916533	-8.45%	53,397
2017	17.409706	19.569339	12.40%	55,123
2016	16.504731	17.409706	5.48%	56,509
2015	16.948937	16.504731	-2.62%	58,523
2014	16.454880	16.948937	3.00%	56,763
2013	14.065705	16.454880	16.99%	54,312
2012	12.800099	14.065705	9.89%	53,682
2011	13.197581	12.800099	-3.01%	38,414
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.002830	14.629366	4.47%	7,579
2019	13.058321	14.002830	7.23%	7,741
2018	13.584982	13.058321	-3.88%	7,961
2017	13.129456	13.584982	3.47%	8,329
2016	12.861902	13.129456	2.08%	8,934
2015	13.103123	12.861902	-1.84%	5,577
2014	12.882997	13.103123	1.71%	5,683
2013	12.552822	12.882997	2.63%	5,688
2012	12.191753	12.552822	2.96%	11,493
2011	12.098070	12.191753	0.77%	2,855
197

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.895953	12.177242	2.36%	0
2019	10.753355	11.895953	10.63%	0
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.456308	12.966428	4.10%	0
2019	11.040060	12.456308	12.83%	0
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.718450	23.461912	8.03%	24,329
2019	18.840932	21.718450	15.27%	24,781
2018	20.406487	18.840932	-7.67%	33,979
2017	18.457007	20.406487	10.56%	35,096
2016	17.594988	18.457007	4.90%	36,393
2015	18.032786	17.594988	-2.43%	38,015
2014	17.512259	18.032786	2.97%	45,741
2013	15.337575	17.512259	14.18%	46,445
2012	14.138667	15.337575	8.48%	47,343
2011	14.447136	14.138667	-2.14%	25,158
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.272276	28.891619	9.97%	0
2019	22.027555	26.272276	19.27%	0
2018	24.387125	22.027555	-9.68%	0
2017	21.348068	24.387125	14.24%	0
2016	20.099911	21.348068	6.21%	0
2015	20.682040	20.099911	-2.81%	0
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	0
2012	15.085484	16.800084	11.37%	0
2011	15.743222	15.085484	-4.18%	0
198

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.730494	18.842764	6.27%	6,299
2019	15.959013	17.730494	11.10%	6,486
2018	16.935291	15.959013	-5.76%	6,716
2017	15.838568	16.935291	6.92%	7,110
2016	15.304545	15.838568	3.49%	13,039
2015	15.637618	15.304545	-2.13%	13,875
2014	15.250271	15.637618	2.54%	14,301
2013	14.097796	15.250271	8.17%	14,415
2012	13.329259	14.097796	5.77%	9,218
2011	13.339394	13.329259	-0.08%	5,147
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.416779	10.924624	4.88%	0
2019*	10.000000	10.416779	4.17%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.715972	12.144368	13.33%	0
2019*	10.000000	10.715972	7.16%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.196572	26.959700	27.19%	3,264
2019	16.626792	21.196572	27.48%	10,897
2018	17.574365	16.626792	-5.39%	11,022
2017	13.820636	17.574365	27.16%	12,035
2016	13.840824	13.820636	-0.15%	12,373
2015	13.708690	13.840824	0.96%	12,684
2014	12.712618	13.708690	7.84%	13,305
2013	9.660589	12.712618	31.59%	13,891
2012	8.496867	9.660589	13.70%	13,794
2011	8.968663	8.496867	-5.26%	14,536
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.584306	13.193744	4.84%	0
2019	10.804585	12.584306	16.47%	0
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.480471	15.166079	4.73%	0
2019	12.125524	14.480471	19.42%	0
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
199

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.868523	41.621670	16.04%	177
2019	26.678079	35.868523	34.45%	203
2018	27.680130	26.678079	-3.62%	223
2017	22.249393	27.680130	24.41%	1,526
2016	21.994125	22.249393	1.16%	1,815
2015	21.432335	21.994125	2.62%	1,041
2014	20.165435	21.432335	6.28%	3,241
2013	15.113690	20.165435	33.42%	3,425
2012	13.036939	15.113690	15.93%	3,637
2011	13.656746	13.036939	-4.54%	1,502
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.671305	27.467598	-0.74%	0
2019	22.311475	27.671305	24.02%	74
2018	25.177275	22.311475	-11.38%	76
2017	23.714716	25.177275	6.17%	76
2016	20.149278	23.714716	17.70%	71
2015	21.538248	20.149278	-6.45%	77
2014	19.478221	21.538248	10.58%	33
2013	15.110100	19.478221	28.91%	35
2012	13.486709	15.110100	12.04%	36
2011	13.708726	13.486709	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.774724	17.75%	1,245
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.986267	47.602840	10.74%	71
2019	34.944499	42.986267	23.01%	598
2018	40.284670	34.944499	-13.26%	623
2017	35.538473	40.284670	13.36%	636
2016	30.175994	35.538473	17.77%	94
2015	31.624771	30.175994	-4.58%	804
2014	29.522061	31.624771	7.12%	939
2013	22.664722	29.522061	30.26%	16,472
2012	19.708343	22.664722	15.00%	16,503
2011	20.655840	19.708343	-4.59%	26,645
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.774135	20.105005	-3.22%	409
2019	17.133925	20.774135	21.25%	2,387
2018	20.155167	17.133925	-14.99%	2,390
2017	18.083617	20.155167	11.46%	2,365
2016	15.706927	18.083617	15.13%	2,335
2015	16.520612	15.706927	-4.93%	2,726
2014	14.420566	16.520612	14.56%	2,885
2013	10.856424	14.420566	32.83%	3,060
2012	9.531795	10.856424	13.90%	3,344
2011	9.967239	9.531795	-4.37%	3,381
200

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	31.734474	43.655743	37.57%	51
2019	23.944300	31.734474	32.53%	64
2018	26.650753	23.944300	-10.16%	73
2017	21.838250	26.650753	22.04%	71
2016	20.642024	21.838250	5.80%	77
2015	20.973774	20.642024	-1.58%	75
2014	20.893389	20.973774	0.38%	34
2013	14.825411	20.893389	40.93%	22,765
2012	13.390907	14.825411	10.71%	22,770
2011	13.796402	13.390907	-2.94%	38,560
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	35.725531	36.707007	2.75%	694
2019	30.745213	35.725531	16.20%	1,693
2018	37.898214	30.745213	-18.87%	1,574
2017	35.593238	37.898214	6.48%	1,552
2016	28.941373	35.593238	22.98%	1,574
2015	31.546364	28.941373	-8.26%	1,729
2014	30.181215	31.546364	4.52%	1,905
2013	22.016351	30.181215	37.09%	1,864
2012	18.693871	22.016351	17.77%	2,011
2011	20.195437	18.693871	-7.44%	1,646
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.182008	44.539236	19.79%	200
2019	30.297870	37.182008	22.72%	1,193
2018	35.508861	30.297870	-14.68%	1,132
2017	32.039348	35.508861	10.83%	1,188
2016	26.704411	32.039348	19.98%	1,214
2015	27.804245	26.704411	-3.96%	1,244
2014	28.243703	27.804245	-1.56%	1,037
2013	20.525741	28.243703	37.60%	959
2012	18.196320	20.525741	12.80%	1,011
2011	19.730922	18.196320	-7.78%	1,032
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.092609	21.196494	11.02%	363
2019	15.225735	19.092609	25.40%	389
2018	16.374200	15.225735	-7.01%	425
2017	13.405191	16.374200	22.15%	509
2016	12.058722	13.405191	11.17%	622
2015	12.466092	12.058722	-3.27%	1,077
2014	11.949694	12.466092	4.32%	1,769
2013	8.503886	11.949694	40.52%	1,905
2012	7.435009	8.503886	14.38%	2,298
2011	8.596188	7.435009	-13.51%	2,332
201

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.866085	22.042912	10.96%	826
2019	16.098965	19.866085	23.40%	895
2018	17.472844	16.098965	-7.86%	939
2017	15.077691	17.472844	15.89%	1,046
2016	13.986333	15.077691	7.80%	1,189
2015	14.346379	13.986333	-2.51%	1,327
2014	13.260465	14.346379	8.19%	1,414
2013	9.775903	13.260465	35.64%	1,604
2012	8.965523	9.775903	9.04%	1,922
2011	9.466608	8.965523	-5.29%	2,030
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.215706	14.970539	-7.68%	4,583
2019	12.697641	16.215706	27.71%	6,343
2018	13.520128	12.697641	-6.08%	3,188
2017	13.010033	13.520128	3.92%	3,011
2016	12.398394	13.010033	4.93%	2,683
2015	13.424239	12.398394	-7.64%	2,811
2014	10.662014	13.424239	25.91%	3,888
2013	10.604401	10.662014	0.54%	3,708
2012	9.372044	10.604401	13.15%	9,560
2011	9.019006	9.372044	3.91%	11,567
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.653319	22.675334	15.38%	1,869
2019	15.343061	19.653319	28.09%	2,007
2018	16.477078	15.343061	-6.88%	2,097
2017	13.882846	16.477078	18.69%	2,372
2016	12.729155	13.882846	9.06%	2,512
2015	12.880755	12.729155	-1.18%	2,694
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.781451	9.847232	0.67%	1,533
2019	9.598924	9.781451	1.90%	1,406
2018	9.726190	9.598924	-1.31%	1,467
2017	9.779813	9.726190	-0.55%	3,940
2016	9.746170	9.779813	0.35%	3,810
2015	9.989310	9.746170	-2.43%	3,645
2014	10.153430	9.989310	-1.62%	2,490
2013	10.360309	10.153430	-2.00%	5,946
2012	10.222898	10.360309	1.34%	2,131
2011	10.307783	10.222898	-0.82%	1,955
202

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.735913	19.549757	16.81%	5,218
2019	13.680263	16.735913	22.34%	6,564
2018	15.763633	13.680263	-13.22%	3,417
2017	14.101088	15.763633	11.79%	3,426
2016	11.915751	14.101088	18.34%	2,011
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.174720	33.271878	57.13%	3,844
2019	15.806187	21.174720	33.96%	5,553
2018	17.371638	15.806187	-9.01%	3,646
2017	13.913676	17.371638	24.85%	3,839
2016	13.399857	13.913676	3.83%	3,885
2015	13.734813	13.399857	-2.44%	1,891
2014	13.526317	13.734813	1.54%	2,097
2013	9.968046	13.526317	35.70%	1,991
2012	8.881687	9.968046	12.23%	6,302
2011	9.494444	8.881687	-6.45%	2,020
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.351334	9.471523	1.29%	225
2019	9.212286	9.351334	1.51%	223
2018	9.315879	9.212286	-1.11%	244
2017	9.431108	9.315879	-1.22%	245
2016	9.516823	9.431108	-0.90%	239
2015	9.703145	9.516823	-1.92%	239
2014	9.851201	9.703145	-1.50%	254
2013	10.000830	9.851201	-1.50%	255
2012	9.766160	10.000830	2.40%	243
2011	9.946344	9.766160	-1.81%	3,099
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.250249	11.884989	5.64%	193
2019	10.283854	11.250249	9.40%	182
2018	11.110915	10.283854	-7.44%	9,919
2017	10.009415	11.110915	11.00%	9,932
2016	9.054938	10.009415	10.54%	9,930
2015	10.185033	9.054938	-11.10%	11,263
2014	10.356420	10.185033	-1.65%	50,195
2013	10.567028	10.356420	-1.99%	51,632
2012*	10.000000	10.567028	5.67%	51,674
203

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.764225	11.231567	4.34%	0
2019	9.589949	10.764225	12.24%	0
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.093032	12.018000	8.34%	6,080
2019	10.597866	11.093032	4.67%	6,080
2018	11.286190	10.597866	-6.10%	6,080
2017	10.410114	11.286190	8.42%	6,080
2016	10.332793	10.410114	0.75%	6,080
2015	11.370305	10.332793	-9.12%	6,080
2014	11.579356	11.370305	-1.81%	6,080
2013	12.659052	11.579356	-8.53%	6,080
2012	12.288357	12.659052	3.02%	12,276
2011	11.576880	12.288357	6.15%	20,826
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.651197	10.728838	0.73%	11,378
2019	10.468896	10.651197	1.74%	11,043
2018	10.669394	10.468896	-1.88%	11,585
2017	10.762842	10.669394	-0.87%	11,383
2016	10.851466	10.762842	-0.82%	10,846
2015	11.061140	10.851466	-1.90%	11,599
2014	11.214499	11.061140	-1.37%	12,315
2013	11.481716	11.214499	-2.33%	13,035
2012	11.090916	11.481716	3.52%	22,070
2011	11.215134	11.090916	-1.11%	18,154
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.058192	10.057735	0.00%	0
2019	10.004209	10.058192	0.54%	0
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.884855	11.565374	6.25%	12,139
2019	10.271245	10.884855	5.97%	12,351
2018	10.559840	10.271245	-2.73%	18,418
2017	10.290055	10.559840	2.62%	21,588
2016	10.245476	10.290055	0.44%	21,165
2015	10.430246	10.245476	-1.77%	28,487
2014	10.227743	10.430246	1.98%	25,878
2013	10.666107	10.227743	-4.11%	25,977
2012	9.950190	10.666107	7.20%	29,198
2011*	10.000000	9.950190	-0.50%	20,473
204

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.858229	20.695256	9.74%	0
2019	15.391317	18.858229	22.53%	0
2018	19.439069	15.391317	-20.82%	0
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.430998	34.31%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.812715	13.271440	3.58%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.041682	51.940299	26.55%	277
2019	32.591174	41.041682	25.93%	1,950
2018	33.011409	32.591174	-1.27%	2,032
2017	26.485092	33.011409	24.64%	2,052
2016	30.298435	26.485092	-12.59%	2,064
2015	27.516881	30.298435	10.11%	18,347
2014	21.418935	27.516881	28.47%	10,659
2013	14.535657	21.418935	47.35%	11,026
2012	11.334453	14.535657	28.24%	11,199
2011	10.487823	11.334453	8.07%	10,152
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.476534	6.370977	16.33%	847
2019	5.014977	5.476534	9.20%	869
2018	7.157643	5.014977	-29.94%	815
2017	7.457756	7.157643	-4.02%	721
2016	5.311412	7.457756	40.41%	657
2015	8.174268	5.311412	-35.02%	35,308
2014	10.352783	8.174268	-21.04%	47,068
2013	9.587752	10.352783	7.98%	46,317
2012*	10.000000	9.587752	-4.12%	34,873
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.629401	6.564489	16.61%	226
2019	5.140071	5.629401	9.52%	226
2018	7.321348	5.140071	-29.79%	226
2017	7.607117	7.321348	-3.76%	226
2016	5.406589	7.607117	40.70%	226
2015	8.298338	5.406589	-34.85%	226
2014	10.478347	8.298338	-20.80%	889
2013	9.683111	10.478347	8.21%	31,036
2012*	10.000000	9.683111	-3.17%	52,846
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.735938	10.347536	-3.62%	0
2019*	10.000000	10.735938	7.36%	0
205

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.933564	50.873928	54.47%	245
2019	26.948846	32.933564	22.21%	283
2018	27.174620	26.948846	-0.83%	229
2017	22.053161	27.174620	23.22%	264
2016	20.905410	22.053161	5.49%	286
2015	21.987735	20.905410	-4.92%	20,049
2014	22.889291	21.987735	-3.94%	19,754
2013	15.562679	22.889291	47.08%	40,791
2012	14.737338	15.562679	5.60%	40,791
2011	15.778157	14.737338	-6.60%	36,006
206

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3) (1)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)

2

American Funds Insurance Series(R) –Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

3

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

4

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

5

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

6

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

7

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)  (1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - Commodity Real Return(R) Strategy Portfolio: Advisor Class (PMVRSD)

8

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 19, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 18, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

12

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	33,211	$361,806	$347,724	$-	$347,724	$12	$347,712	$347,712	$-	$347,712
ALVDAA	4,517	54,252	62,738	-	62,738	6	62,732	62,732	-	62,732
ALVDAB	1,000,431	11,981,152	13,805,944	-	13,805,944	49	13,805,895	13,805,895	-	13,805,895
ALVGIB	128,834	3,718,516	3,662,755	-	3,662,755	77	3,662,678	3,662,678	-	3,662,678
ALVIVB	108,725	1,448,617	1,559,118	2	1,559,120	-	1,559,120	1,559,120	-	1,559,120
ALVSVA	28,411	488,549	494,070	5	494,075	-	494,075	494,075	-	494,075
ALVSVB	6,061,599	102,550,263	104,198,892	-	104,198,892	95	104,198,797	104,195,951	2,846	104,198,797
ALMCS	16,935	492,927	509,755	12	509,767	-	509,767	509,767	-	509,767
AAEIP3	3,795	32,574	24,779	-	24,779	9	24,770	24,770	-	24,770
ARLPE3	10,193	137,992	149,329	6	149,335	-	149,335	149,335	-	149,335
ACVB	2,954,788	21,825,908	25,795,296	313	25,795,609	-	25,795,609	25,726,888	68,721	25,795,609
ACVCA	2,227	31,198	42,907	-	42,907	75	42,832	-	42,832	42,832
ACVI	562	6,208	7,924	61	7,985	-	7,985	-	7,985	7,985
ACVIG	1,348,769	12,503,386	13,865,345	-	13,865,345	65	13,865,280	13,865,280	-	13,865,280
ACVIG2	340,283	3,137,322	3,498,109	12	3,498,121	-	3,498,121	3,498,121	-	3,498,121
ACVIP1	172,693	1,759,049	1,918,616	-	1,918,616	-	1,918,616	1,918,616	-	1,918,616
ACVIP2	18,560,958	190,319,362	205,841,021	-	205,841,021	191	205,840,830	205,662,850	177,980	205,840,830
ACVMV1	451,460	9,068,389	9,272,978	-	9,272,978	6	9,272,972	9,253,445	19,527	9,272,972
ACVMV2	7,604,778	143,270,759	156,430,278	-	156,430,278	150	156,430,128	156,368,879	61,249	156,430,128
ACVV2	273,553	2,985,850	3,061,056	38	3,061,094	-	3,061,094	3,061,094	-	3,061,094
AFGC	55,677	697,721	726,025	12	726,037	-	726,037	725,635	402	726,037
AFGF	128,647	9,155,292	15,464,705	436	15,465,141	-	15,465,141	15,461,329	3,812	15,465,141
AFHY	53,002	507,603	519,415	161	519,576	-	519,576	514,946	4,630	519,576
AMVBC4	64,599	831,869	908,260	11	908,271	-	908,271	908,271	-	908,271
AMVCB4	16,425	164,731	178,207	-	178,207	12	178,195	178,195	-	178,195
AMVGS4	20,114	469,740	637,023	-	637,023	5	637,018	637,018	-	637,018
AMVI4	14,789	272,021	343,836	-	343,836	1	343,835	343,835	-	343,835
AMVNW4	1,784	54,451	55,372	-	55,372	1	55,371	55,371	-	55,371
AVPAP2	52,522,755	634,807,083	706,431,053	-	706,431,053	34	706,431,019	706,431,019	-	706,431,019
BRVED3	20,615,100	225,560,385	240,165,913	-	240,165,913	71	240,165,842	240,120,474	45,368	240,165,842
BRVHY3	5,042,647	36,572,814	38,071,982	140,234	38,212,216	-	38,212,216	38,197,026	15,190	38,212,216
BRVTR3	33,586,302	400,275,745	411,096,340	566,347	411,662,687	-	411,662,687	411,656,607	6,080	411,662,687
MLVGA3	21,861,652	320,262,685	356,126,309	1,275	356,127,584	-	356,127,584	355,709,751	417,833	356,127,584
DCAP	605,946	23,766,035	28,588,539	47	28,588,586	-	28,588,586	28,557,319	31,267	28,588,586
DCAPS	1,979,699	73,016,714	92,253,972	-	92,253,972	45	92,253,927	92,240,083	13,844	92,253,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DGI	411,792	11,045,271	14,692,744	-	14,692,744	118	14,692,626	14,684,256	8,370	14,692,626
DSIF	3,693,020	135,073,153	237,350,371	156	237,350,527	-	237,350,527	237,006,672	343,855	237,350,527
DSIFS	2,058,640	92,711,165	132,514,670	-	132,514,670	49	132,514,621	132,479,598	35,023	132,514,621
DSRG	918,265	32,441,278	43,378,825	295	43,379,120	-	43,379,120	43,351,654	27,466	43,379,120
DVDLS	17,829	818,132	840,616	-	840,616	5	840,611	840,063	548	840,611
DVMCSS	1,774,208	32,249,853	35,200,286	229	35,200,515	-	35,200,515	35,171,532	28,983	35,200,515
DVSCS	3,584,520	57,692,541	68,320,943	-	68,320,943	34	68,320,909	68,254,126	66,783	68,320,909
CHSMM	6,896,815	6,896,821	6,896,815	10	6,896,825	-	6,896,825	6,896,825	-	6,896,825
CLVHY2	1,178,319	7,687,136	8,000,788	-	8,000,788	39	8,000,749	8,000,749	-	8,000,749
DWVSVS	1,774,739	60,928,101	60,305,623	151	60,305,774	-	60,305,774	60,281,289	24,485	60,305,774
DWVVLS	81,077	2,309,038	2,326,906	17	2,326,923	-	2,326,923	2,326,923	-	2,326,923
ETVFR	6,117,246	56,263,291	55,238,730	-	55,238,730	118	55,238,612	55,233,486	5,126	55,238,612
FQB	425,034	4,722,040	5,023,904	-	5,023,904	12	5,023,892	5,023,892	-	5,023,892
FQBS	1,310,810	14,499,688	15,454,447	-	15,454,447	24	15,454,423	15,454,423	-	15,454,423
FVU2S	49,213	512,890	545,771	-	545,771	-	545,771	545,771	-	545,771
FAMP	5,380,120	77,694,434	91,677,248	382	91,677,630	-	91,677,630	91,581,414	96,216	91,677,630
FB2	37,001,079	660,269,463	837,704,429	188	837,704,617	-	837,704,617	837,511,380	193,237	837,704,617
FC2	1,397,333	55,936,461	65,297,356	-	65,297,356	136	65,297,220	65,297,220	-	65,297,220
FEI2	13,034,627	273,940,034	302,142,644	-	302,142,644	133	302,142,511	302,112,920	29,591	302,142,511
FEIP	11,035,151	232,042,396	263,740,115	1,673	263,741,788	-	263,741,788	263,346,266	395,522	263,741,788
FEMS2	1,795,764	23,269,095	26,469,557	-	26,469,557	82	26,469,475	26,469,475	-	26,469,475
FF10S	399,489	5,063,689	5,696,719	-	5,696,719	11	5,696,708	5,696,708	-	5,696,708
FF10S2	20,882,980	258,766,573	295,911,827	289	295,912,116	-	295,912,116	295,834,904	77,212	295,912,116
FF20S	542,401	7,345,991	8,119,743	-	8,119,743	12	8,119,731	8,119,731	-	8,119,731
FF20S2	28,307,238	333,883,727	422,343,986	-	422,343,986	90	422,343,896	421,937,337	406,559	422,343,896
FF30S	931,247	12,743,049	15,635,644	14	15,635,658	-	15,635,658	15,635,658	-	15,635,658
FF30S2	4,884,875	67,092,118	81,723,966	-	81,723,966	31	81,723,935	81,714,212	9,723	81,723,935
FG2	5,991,582	402,636,241	602,633,315	-	602,633,315	16,756	602,616,559	602,332,549	284,010	602,616,559
FGI2	29,566,863	583,860,386	642,192,271	12	642,192,283	-	642,192,283	642,192,283	-	642,192,283
FGP	5,252,906	268,159,729	541,049,298	3,944	541,053,242	-	541,053,242	540,162,585	890,657	541,053,242
FHIP	6,401,649	34,548,768	33,992,755	-	33,992,755	175	33,992,580	33,944,173	48,407	33,992,580
FIGBP2	70,582,290	895,398,514	968,389,017	-	968,389,017	192	968,388,825	968,324,680	64,145	968,388,825
FIGBS	1,144,545	14,784,593	15,932,073	-	15,932,073	92	15,931,981	15,901,461	30,520	15,931,981
FMC2	6,483,129	196,431,648	241,755,867	-	241,755,867	295	241,755,572	241,712,950	42,622	241,755,572
FMCS	430,879	14,065,348	16,494,047	7	16,494,054	-	16,494,054	16,479,421	14,633	16,494,054

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	4,041,173	58,079,475	41,906,965	-	41,906,965	149	41,906,816	41,896,057	10,759	41,906,816
FO2	3,849,641	76,909,427	101,053,065	-	101,053,065	48	101,053,017	100,929,052	123,965	101,053,017
FOP	2,042,860	39,457,574	54,176,655	4,007	54,180,662	-	54,180,662	54,134,921	45,741	54,180,662
FRESS2	479,238	8,838,043	8,199,771	-	8,199,771	44	8,199,727	8,199,727	-	8,199,727
FVSS	268,206	3,443,850	3,623,462	-	3,623,462	37	3,623,425	3,623,425	-	3,623,425
FVSS2	369,117	4,768,632	5,049,517	-	5,049,517	133	5,049,384	5,027,608	21,776	5,049,384
FTVDM2	795,294	6,992,592	9,257,228	-	9,257,228	62	9,257,166	9,257,166	-	9,257,166
FTVFA2	15,724,448	97,150,546	85,383,751	-	85,383,751	104	85,383,647	85,283,835	99,812	85,383,647
FTVGI2	5,920,195	100,094,554	81,817,089	-	81,817,089	700	81,816,389	81,577,433	238,956	81,816,389
FTVIS2	13,648,504	205,675,121	205,273,504	7	205,273,511	-	205,273,511	205,226,747	46,764	205,273,511
FTVMD2	53,342	908,601	902,008	-	902,008	7	902,001	902,001	-	902,001
FTVRD2	1,103,752	27,703,097	32,163,346	-	32,163,346	34	32,163,312	32,143,688	19,624	32,163,312
FTVSI2	163,484	1,716,923	1,693,694	-	1,693,694	5	1,693,689	1,693,689	-	1,693,689
FTVSV2	5,318,928	77,788,615	77,124,455	-	77,124,455	132	77,124,323	77,109,801	14,522	77,124,323
TIF2	1,990,192	29,020,718	26,429,753	-	26,429,753	19	26,429,734	26,415,652	14,082	26,429,734
GVGMNS	786,566	9,329,418	9,902,865	-	9,902,865	71	9,902,794	9,889,514	13,280	9,902,794
GVMSAS	207,395	1,881,817	1,959,882	13	1,959,895	-	1,959,895	1,959,895	-	1,959,895
GVSSCS	38,267	452,343	512,394	47	512,441	-	512,441	512,441	-	512,441
RSRF	478	7,401	6,890	-	6,890	1	6,889	6,889	-	6,889
RVARS	536,978	13,108,663	13,752,012	-	13,752,012	64	13,751,948	13,727,695	24,253	13,751,948
ACEG2	73,845	4,868,185	6,225,890	39	6,225,929	-	6,225,929	6,224,889	1,040	6,225,929
IVBRA1	25,126	272,023	263,316	-	263,316	-	263,316	263,316	-	263,316
IVMCC2	1,492,753	17,329,678	15,285,792	-	15,285,792	33	15,285,759	15,253,477	32,282	15,285,759
OVAG	138,036	10,754,697	14,760,175	-	14,760,175	42	14,760,133	14,759,687	446	14,760,133
OVAG2	175,378	11,952,764	17,195,837	-	17,195,837	37	17,195,800	17,195,800	-	17,195,800
OVB	2,073,873	16,377,883	17,482,748	217	17,482,965	-	17,482,965	17,447,533	35,432	17,482,965
OVGI	395,561	11,117,314	11,831,235	-	11,831,235	70	11,831,165	11,831,165	-	11,831,165
OVGIS	6,160,963	169,943,241	181,748,394	1,035	181,749,429	-	181,749,429	181,677,490	71,939	181,749,429
OVGS	2,892,641	116,017,586	150,764,444	227	150,764,671	-	150,764,671	150,555,876	208,795	150,764,671
OVGSS	2,671,567	107,601,246	137,211,700	316	137,212,016	-	137,212,016	136,993,181	218,835	137,212,016
OVIG	597,947	1,417,045	1,740,025	1	1,740,026	-	1,740,026	1,740,026	-	1,740,026
OVIGS	22,470,360	55,525,768	68,309,894	-	68,309,894	85	68,309,809	68,309,809	-	68,309,809
OVMS	1,399,294	19,444,395	25,089,336	45	25,089,381	-	25,089,381	25,020,942	68,439	25,089,381
OVSB	321,529	1,572,428	1,556,199	12	1,556,211	-	1,556,211	1,556,211	-	1,556,211
OVSBS	938,452	4,799,271	4,692,260	4	4,692,264	-	4,692,264	4,692,036	228	4,692,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVSC	198,885	4,684,958	5,453,427	33	5,453,460	-	5,453,460	5,442,363	11,097	5,453,460
OVSCS	4,238,568	93,334,069	114,059,875	-	114,059,875	39,465	114,020,410	113,886,441	133,969	114,020,410
WRASP	13,995,351	136,940,802	146,145,054	-	146,145,054	264	146,144,790	145,790,113	354,677	146,144,790
WRENG	21,228	48,387	52,665	-	52,665	7	52,658	52,658	-	52,658
WRHIP	18,859,857	66,495,602	64,032,986	-	64,032,986	87	64,032,899	63,866,020	166,879	64,032,899
WRMCG	11,265,985	141,683,432	196,974,481	-	196,974,481	170	196,974,311	196,974,311	-	196,974,311
WRPAP	2,365	11,467	11,626	-	11,626	8	11,618	11,618	-	11,618
WRPCP	521,133	2,525,396	2,769,719	-	2,769,719	36	2,769,683	2,769,683	-	2,769,683
WRPMAP	7,005,734	34,602,324	36,310,718	12	36,310,730	-	36,310,730	36,310,730	-	36,310,730
WRPMAV	867,787	4,414,803	4,735,687	-	4,735,687	6	4,735,681	4,735,681	-	4,735,681
WRPMCP	1,015,616	5,269,496	5,345,795	-	5,345,795	37	5,345,758	5,345,758	-	5,345,758
WRPMCV	233,600	1,218,639	1,317,338	-	1,317,338	9	1,317,329	1,317,329	-	1,317,329
WRPMMV	826,269	4,353,063	4,763,521	-	4,763,521	8	4,763,513	4,763,513	-	4,763,513
WRPMP	3,878,391	19,342,091	19,958,978	-	19,958,978	56,980	19,901,998	19,901,998	-	19,901,998
JPICB2	1,504,747	17,297,662	17,635,636	20	17,635,656	-	17,635,656	17,635,656	-	17,635,656
JPMMV1	852,625	8,890,322	9,285,090	36	9,285,126	-	9,285,126	9,285,126	-	9,285,126
JABS	219,443	7,528,776	10,116,320	8	10,116,328	-	10,116,328	10,116,328	-	10,116,328
JACAS	2,981,252	104,437,095	157,887,122	-	157,887,122	174	157,886,948	157,842,388	44,560	157,886,948
JAFBS	6,449,902	84,323,491	90,169,627	-	90,169,627	54	90,169,573	90,145,783	23,790	90,169,573
JAGTS	12,471,893	170,672,394	255,673,809	-	255,673,809	62	255,673,747	255,649,680	24,067	255,673,747
JAIGS	986,473	27,875,993	36,085,170	-	36,085,170	164	36,085,006	36,077,653	7,353	36,085,006
JAMGS	26,287	1,894,071	2,299,096	-	2,299,096	32	2,299,064	2,299,064	-	2,299,064
LZREMS	2,079,703	42,445,361	43,944,127	35	43,944,162	-	43,944,162	43,856,657	87,505	43,944,162
LOVSDC	55,687	799,276	797,445	-	797,445	11	797,434	797,434	-	797,434
LOVTRC	3,618,528	61,078,117	62,781,453	-	62,781,453	55	62,781,398	62,781,398	-	62,781,398
MNCPS2	14,682	205,987	264,196	-	264,196	8	264,188	264,188	-	264,188
M2IGSS	274,910	4,972,979	6,782,041	-	6,782,041	44	6,781,997	6,781,997	-	6,781,997
MNDSC	3,855,666	70,684,688	91,032,270	-	91,032,270	2	91,032,268	91,032,268	-	91,032,268
MV2RIS	112,282	1,890,475	2,009,842	-	2,009,842	33	2,009,809	2,009,809	-	2,009,809
MV3MVS	485,467	3,930,667	4,126,468	-	4,126,468	6	4,126,462	4,126,462	-	4,126,462
MVFSC	19,066,688	330,254,343	380,571,095	-	380,571,095	136	380,570,959	380,449,667	121,292	380,570,959
MVIGSC	861,567	12,164,877	13,698,914	-	13,698,914	13	13,698,901	13,698,901	-	13,698,901
MVIVSC	9,201,606	219,968,771	317,179,342	-	317,179,342	308	317,179,034	316,939,311	239,723	317,179,034
MVRBSS	21,508	296,570	298,105	-	298,105	8	298,097	298,097	-	298,097
MVUSC	6,643	196,575	230,453	3	230,456	-	230,456	230,456	-	230,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MGRFV	517	5,987	6,312	-	6,312	5	6,307	6,307	-	6,307
MSEM	155,819	1,230,820	1,206,039	-	1,206,039	74	1,205,965	1,205,965	-	1,205,965
MSEMB	68,262	529,192	523,568	26	523,594	-	523,594	523,594	-	523,594
MSGI2	1,526,761	11,564,072	11,756,062	24	11,756,086	-	11,756,086	11,680,553	75,533	11,756,086
MSVF2	840,808	9,257,072	9,820,642	18	9,820,660	-	9,820,660	9,812,067	8,593	9,820,660
MSVFI	201,321	2,311,172	2,359,483	-	2,359,483	78	2,359,405	2,329,063	30,342	2,359,405
MSVRE	839	15,153	14,375	1	14,376	-	14,376	-	14,376	14,376
MSVREB	59	978	997	-	997	18	979	-	979	979
VKVGR2	32,138	316,591	275,100	-	275,100	6	275,094	275,094	-	275,094
DTRTFB	1,047,226	10,761,682	10,660,756	-	10,660,756	29	10,660,727	10,660,727	-	10,660,727
EIF	256,472	4,775,115	4,972,986	4	4,972,990	-	4,972,990	4,972,990	-	4,972,990
EIF2	19,049,511	318,727,810	365,941,098	-	365,941,098	329	365,940,769	365,770,918	169,851	365,940,769
GBF	16,484,124	182,533,874	186,105,762	230	186,105,992	-	186,105,992	185,949,751	156,241	186,105,992
GBF2	22,245	253,550	250,475	-	250,475	1	250,474	250,474	-	250,474
GEM	564,948	6,808,046	8,451,621	72	8,451,693	-	8,451,693	8,442,330	9,363	8,451,693
GEM2	3,732,309	43,744,998	55,088,882	-	55,088,882	128	55,088,754	54,869,952	218,802	55,088,754
GIG	1,198,744	12,745,533	13,917,415	4	13,917,419	-	13,917,419	13,883,721	33,698	13,917,419
GVAAA2	264,140,443	5,598,844,429	7,049,908,434	38,543	7,049,946,977	-	7,049,946,977	7,049,209,443	737,534	7,049,946,977
GVABD2	291,820,290	3,392,199,918	3,685,690,258	30,213	3,685,720,471	-	3,685,720,471	3,685,516,787	203,684	3,685,720,471
GVAGG2	10,803,235	327,191,642	434,830,204	-	434,830,204	198	434,830,006	434,739,348	90,658	434,830,006
GVAGI2	69,461,272	3,605,846,413	3,919,699,570	48,128	3,919,747,698	-	3,919,747,698	3,919,388,576	359,122	3,919,747,698
GVAGR2	8,003,378	682,848,039	966,968,118	-	966,968,118	172	966,967,946	966,546,811	421,135	966,967,946
GVDMA	51,767,479	606,551,906	680,742,345	31	680,742,376	-	680,742,376	680,589,652	152,724	680,742,376
GVDMC	61,741,868	674,529,058	694,596,011	120	694,596,131	-	694,596,131	694,408,915	187,216	694,596,131
GVEX1	34,845	629,240	779,135	-	779,135	4	779,131	779,131	-	779,131
GVEX2	51,779,694	867,196,522	1,150,027,010	-	1,150,027,010	256	1,150,026,754	1,149,853,307	173,447	1,150,026,754
GVIDA	13,998,067	170,246,294	182,674,780	444	182,675,224	-	182,675,224	182,634,042	41,182	182,675,224
GVIDC	63,851,698	639,077,428	672,996,901	-	672,996,901	352	672,996,549	672,943,697	52,852	672,996,549
GVIDM	168,974,398	1,902,551,587	2,039,520,989	-	2,039,520,989	1,793	2,039,519,196	2,038,626,438	892,758	2,039,519,196
GVIX2	354,506	3,229,495	3,686,858	-	3,686,858	4	3,686,854	3,686,854	-	3,686,854
GVIX8	11,076,654	104,216,041	114,532,605	-	114,532,605	178	114,532,427	114,470,863	61,564	114,532,427
HIBF	8,515,035	55,016,508	55,773,480	-	55,773,480	78	55,773,402	55,741,170	32,232	55,773,402
IDPG2	94,589,294	1,022,765,885	1,133,179,746	172	1,133,179,918	-	1,133,179,918	1,133,179,918	-	1,133,179,918
IDPGI2	41,630,126	445,440,646	474,999,735	-	474,999,735	76	474,999,659	474,999,659	-	474,999,659
MCIF	13,204,123	298,398,176	302,770,534	-	302,770,534	302	302,770,232	302,651,452	118,780	302,770,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MCIF2	35,785	735,925	810,170	-	810,170	-	810,170	810,170	-	810,170
MSBF	23,689,859	215,500,367	217,946,700	-	217,946,700	178	217,946,522	217,929,488	17,034	217,946,522
NAMAA2	209,881,655	2,233,842,667	2,526,975,130	328	2,526,975,458	-	2,526,975,458	2,526,975,458	-	2,526,975,458
NAMGI2	49,595,354	534,918,026	587,208,993	-	587,208,993	11	587,208,982	587,199,971	9,011	587,208,982
NCPG2	116,215,093	1,229,126,660	1,310,906,248	-	1,310,906,248	298	1,310,905,950	1,310,905,950	-	1,310,905,950
NCPGI2	52,797,012	555,627,838	580,239,166	-	580,239,166	55	580,239,111	580,239,111	-	580,239,111
NJMMA2	1,030,771	10,089,435	10,307,711	9	10,307,720	-	10,307,720	10,307,720	-	10,307,720
NJNDE2	846,266	10,096,978	11,526,140	-	11,526,140	32	11,526,108	11,526,108	-	11,526,108
NVAMV1	2,160,899	33,885,351	32,305,442	44	32,305,486	-	32,305,486	32,282,086	23,400	32,305,486
NVAMV2	5,004,340	68,910,495	74,314,453	-	74,314,453	125	74,314,328	74,166,607	147,721	74,314,328
NVAMVX	263,267	3,435,472	3,927,947	-	3,927,947	18	3,927,929	3,927,929	-	3,927,929
NVAMVZ	10,967,597	138,029,953	161,881,730	-	161,881,730	157	161,881,573	161,881,573	-	161,881,573
NVBX	242,815	2,673,727	2,714,671	-	2,714,671	7	2,714,664	2,714,664	-	2,714,664
NVCBD1	335,368	3,775,758	3,839,968	12	3,839,980	-	3,839,980	3,839,980	-	3,839,980
NVCBD2	9,366,592	102,435,444	106,872,813	-	106,872,813	119	106,872,694	106,635,122	237,572	106,872,694
NVCCA2	225,839,331	2,338,022,115	2,393,896,909	-	2,393,896,909	136	2,393,896,773	2,393,718,334	178,439	2,393,896,773
NVCCN2	66,097,836	681,227,237	720,466,409	-	720,466,409	106	720,466,303	720,439,570	26,733	720,466,303
NVCMA2	33,053,381	321,183,514	314,337,657	-	314,337,657	107	314,337,550	314,337,550	-	314,337,550
NVCMC2	63,295,028	681,602,885	700,675,957	95	700,676,052	-	700,676,052	700,538,949	137,103	700,676,052
NVCMD2	213,850,340	2,265,486,240	2,318,137,687	-	2,318,137,687	151	2,318,137,536	2,317,991,926	145,610	2,318,137,536
NVCRA2	7,769,799	75,514,965	84,146,920	-	84,146,920	99	84,146,821	84,142,232	4,589	84,146,821
NVCRB2	180,716,237	1,968,771,307	2,020,407,532	-	2,020,407,532	242	2,020,407,290	2,020,186,357	220,933	2,020,407,290
NVDBL2	95,950,931	1,421,921,461	1,554,405,077	-	1,554,405,077	183	1,554,404,894	1,554,393,423	11,471	1,554,404,894
NVDCA2	76,846,892	1,233,714,819	1,407,835,067	-	1,407,835,067	145	1,407,834,922	1,407,641,163	193,759	1,407,834,922
NVFIII	1,235,310	13,906,205	13,959,004	-	13,959,004	35	13,958,969	13,958,969	-	13,958,969
NVGEII	766,637	8,745,674	10,357,260	8	10,357,268	-	10,357,268	10,357,268	-	10,357,268
NVIE6	3,743,468	38,281,884	43,049,880	-	43,049,880	81	43,049,799	43,019,167	30,632	43,049,799
NVLCP2	6,851,052	79,020,894	83,788,370	-	83,788,370	116	83,788,254	83,780,048	8,206	83,788,254
NVMGA2	28,174,553	285,483,802	339,221,612	-	339,221,612	83	339,221,529	339,221,529	-	339,221,529
NVMIG1	2,618,222	28,809,414	31,654,306	-	31,654,306	131	31,654,175	31,616,626	37,549	31,654,175
NVMIG6	10,812,679	114,132,633	129,860,280	-	129,860,280	42,460	129,817,820	129,813,503	4,317	129,817,820
NVMIVX	188,795	1,730,664	2,031,439	-	2,031,439	2	2,031,437	2,022,842	8,595	2,031,437
NVMIVZ	5,526,626	50,794,896	59,466,497	-	59,466,497	126	59,466,371	59,459,292	7,079	59,466,371
NVMLG1	1,147,535	11,888,665	10,258,964	30	10,258,994	-	10,258,994	10,220,466	38,528	10,258,994
NVMLG2	14,990,989	154,750,194	130,571,512	191	130,571,703	-	130,571,703	130,518,305	53,398	130,571,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMM2	124,758	124,758	124,758	1	124,759	-	124,759	124,759	-	124,759
NVMMG1	18,641,195	202,813,257	258,180,547	29	258,180,576	-	258,180,576	257,743,310	437,266	258,180,576
NVMMG2	12,641,911	121,271,439	160,805,113	553	160,805,666	-	160,805,666	160,767,539	38,127	160,805,666
NVMMV1	70,437	669,936	544,476	-	544,476	-	544,476	544,476	-	544,476
NVMMV2	27,203,403	255,376,991	211,914,506	321	211,914,827	-	211,914,827	211,836,954	77,873	211,914,827
NVNMO1	6,343,604	62,967,468	77,645,710	-	77,645,710	256	77,645,454	77,486,527	158,927	77,645,454
NVNMO2	3,701,422	40,743,679	44,528,103	-	44,528,103	85	44,528,018	44,522,365	5,653	44,528,018
NVNSR1	142,311	1,919,642	2,003,742	8	2,003,750	-	2,003,750	2,003,750	-	2,003,750
NVNSR2	7,269,583	93,627,388	102,283,027	796	102,283,823	-	102,283,823	102,250,745	33,078	102,283,823
NVOLG1	22,587,724	403,143,407	425,552,713	1,197	425,553,910	-	425,553,910	424,894,407	659,503	425,553,910
NVOLG2	15,992,935	271,205,710	297,788,445	-	297,788,445	289	297,788,156	297,599,928	188,228	297,788,156
NVRE1	5,150,315	36,017,432	37,391,288	-	37,391,288	283	37,391,005	37,235,512	155,493	37,391,005
NVRE2	10,562,033	70,244,783	75,729,779	-	75,729,779	11,573	75,718,206	75,696,655	21,551	75,718,206
NVSIX2	15,873,141	150,219,454	144,763,046	-	144,763,046	160	144,762,886	144,650,552	112,334	144,762,886
NVSTB2	15,414,068	158,722,054	160,152,171	-	160,152,171	150	160,152,021	160,138,621	13,400	160,152,021
NVTIV3	17,902,356	195,517,629	192,629,349	395	192,629,744	-	192,629,744	192,611,982	17,762	192,629,744
SAM	674,982,266	674,982,266	674,982,266	-	674,982,266	49,659	674,932,607	673,618,552	1,314,055	674,932,607
SCF	3,264,139	63,301,671	65,250,134	39	65,250,173	-	65,250,173	65,038,038	212,135	65,250,173
SCF2	2,483,769	42,710,392	45,378,459	-	45,378,459	41,595	45,336,864	45,295,758	41,106	45,336,864
SCGF	441,043	7,455,551	8,666,495	13	8,666,508	-	8,666,508	8,666,508	-	8,666,508
SCGF2	2,911,089	41,478,607	50,245,399	-	50,245,399	123	50,245,276	50,240,174	5,102	50,245,276
SCVF	2,501,029	27,640,763	21,934,024	404	21,934,428	-	21,934,428	21,823,005	111,423	21,934,428
SCVF2	4,530,566	44,464,885	37,875,530	-	37,875,530	61,145	37,814,385	37,813,407	978	37,814,385
TRF	5,560,013	65,602,961	130,827,095	849	130,827,944	-	130,827,944	130,225,742	602,202	130,827,944
TRF2	4,673,815	73,264,551	109,460,757	1,041	109,461,798	-	109,461,798	109,423,208	38,590	109,461,798
AMCG	451	13,590	17,953	313	18,266	-	18,266	-	18,266	18,266
AMINS	7,769	104,159	114,208	5	114,213	-	114,213	114,213	-	114,213
AMMCGS	104,368	2,798,537	3,763,505	-	3,763,505	97	3,763,408	3,763,408	-	3,763,408
AMSRS	529,672	11,837,931	16,255,627	133	16,255,760	-	16,255,760	16,216,468	39,292	16,255,760
AMTB	5,468,598	57,859,390	58,404,630	-	58,404,630	31	58,404,599	58,389,512	15,087	58,404,599
NOTB4	697,231	7,899,966	8,101,826	-	8,101,826	48	8,101,778	8,101,778	-	8,101,778
NOTG4	388,444	4,476,050	4,591,411	7	4,591,418	-	4,591,418	4,591,418	-	4,591,418
NOTMG4	547,252	6,421,423	6,654,584	-	6,654,584	15	6,654,569	6,654,569	-	6,654,569
PMUBA	5,722	59,814	60,598	4	60,602	-	60,602	60,602	-	60,602
PMVAAD	3,549,090	37,613,190	39,785,294	-	39,785,294	46	39,785,248	39,742,420	42,828	39,785,248

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVEBD	980,802	12,632,782	13,181,980	1,514	13,183,494	-	13,183,494	13,179,737	3,757	13,183,494
PMVFAD	1,528,953	15,769,039	16,099,874	452	16,100,326	-	16,100,326	16,100,326	-	16,100,326
PMVFHA	53,228	582,666	598,287	15	598,302	-	598,302	598,302	-	598,302
PMVHYD	39,850	304,819	319,196	22	319,218	-	319,218	319,218	-	319,218
PMVIV	162,186	1,743,229	1,785,667	45	1,785,712	-	1,785,712	1,785,712	-	1,785,712
PMVLAD	37,157,911	384,607,549	385,699,111	-	385,699,111	44,202	385,654,909	385,632,417	22,492	385,654,909
PMVRA	35,919	461,328	499,999	25	500,024	-	500,024	500,024	-	500,024
PMVRSD	17,830	113,418	109,298	1	109,299	-	109,299	109,299	-	109,299
PMVSTA	6,952,525	71,922,533	72,445,315	796	72,446,111	-	72,446,111	72,446,111	-	72,446,111
PMVTRD	33,841,362	371,789,249	392,221,384	12,536	392,233,920	-	392,233,920	392,219,285	14,635	392,233,920
PVEIB	413,930	9,795,446	10,559,359	-	10,559,359	10	10,559,349	10,559,349	-	10,559,349
PVGOB	503,890	5,684,105	7,331,600	81	7,331,681	-	7,331,681	7,331,681	-	7,331,681
PVIGIB	81,755	791,484	836,358	-	836,358	10	836,348	836,348	-	836,348
PVTIGB	742,282	10,843,647	12,232,800	-	12,232,800	181	12,232,619	12,143,675	88,944	12,232,619
HVSIT	1,323,180	15,770,426	16,632,371	-	16,632,371	97	16,632,274	16,628,460	3,814	16,632,274
ROCSC	30,576	257,301	226,565	-	226,565	7	226,558	226,558	-	226,558
TRHS2	5,699,899	237,903,156	330,366,136	-	330,366,136	1,010	330,365,126	330,010,263	354,863	330,365,126
VVGGS	69,635	824,602	813,331	-	813,331	16	813,315	813,315	-	813,315
VWBF	654,320	5,848,445	5,777,642	213	5,777,855	-	5,777,855	5,762,387	15,468	5,777,855
VWEM	884,577	11,697,123	14,940,512	206	14,940,718	-	14,940,718	14,922,367	18,351	14,940,718
VWHA	477,489	14,148,962	10,733,942	-	10,733,942	34	10,733,908	10,688,952	44,956	10,733,908
VWHAS	1,380,971	25,679,277	29,759,929	-	29,759,929	134	29,759,795	29,745,133	14,662	29,759,795
VRVDRA	127,151	2,265,306	2,251,837	-	2,251,837	18	2,251,819	2,251,819	-	2,251,819
SVDF	1,545	42,128	75,302	60	75,362	-	75,362	-	75,362	75,362
SVOF	9,676	237,313	286,692	-	286,692	582	286,110	-	286,110	286,110
WFVOG2	482	12,216	19,491	27	19,518	-	19,518	19,518	-	19,518
WFVSCG	9,223,399	98,147,834	135,768,429	-	135,768,429	47	135,768,382	135,764,009	4,373	135,768,382

Total (unaudited)			$59,291,266,825	$863,304	$59,292,130,129	$380,559	$59,291,749,570	$59,274,088,038	$17,661,532	$59,291,749,570

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVBWB	ALVDAA	ALVDAB	ALVGIB	ALVIVB	ALVSVA	ALVSVB
Reinvested dividends	$622,756,821	6,745	1,006	198,566	47,189	18,026	5,146	707,729
Mortality and expense risk charges (note 2)	(789,525,541)	(1,244)	(331)	(244,274)	(52,812)	(16,191)	(2,041)	(1,348,589)

Net investment income (loss)	(166,768,720)	5,501	675	(45,708)	(5,623)	1,835	3,105	(640,860)

Realized gain (loss) on investments	555,358,571	(1,567)	31	102,861	141,422	(53,219)	(53,692)	(5,375,199)
Change in unrealized gain (loss) on investments	2,892,786,117	14,494	2,197	299,157	(374,094)	78,134	58,449	7,341,087

Net gain (loss) on investments	3,448,144,688	12,927	2,228	402,018	(232,672)	24,915	4,757	1,965,888

Reinvested capital gains	2,411,773,593	9,611	-	-	194,656	-	23,554	4,359,733

Net increase (decrease) in contract owners’ equity resulting from operations	$5,693,149,561	28,039	2,903	356,310	(43,639)	26,750	31,416	5,684,761

Investment Activity:	ALMCS	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI	ACVIG	ACVIG2
Reinvested dividends	$-	702	15,491	292,237	-	33	243,419	54,570
Mortality and expense risk charges (note 2)	(3,958)	(84)	(682)	(335,020)	(417)	(97)	(165,854)	(43,370)

Net investment income (loss)	(3,958)	618	14,809	(42,783)	(417)	(64)	77,565	11,200

Realized gain (loss) on investments	124,986	(292)	119	754,732	491	129	95,450	46,884
Change in unrealized gain (loss) on investments	(4,137)	(6,872)	(7,730)	1,026,097	8,731	1,289	446,782	79,600

Net gain (loss) on investments	120,849	(7,164)	(7,611)	1,780,829	9,222	1,418	542,232	126,484

Reinvested capital gains	61,772	-	2,193	884,695	3,684	98	620,921	163,459

Net increase (decrease) in contract owners’ equity resulting from operations	$178,663	(6,546)	9,391	2,622,741	12,489	1,452	1,240,718	301,143

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC	AFGF	AFHY
Reinvested dividends	$29,167	2,636,048	157,836	2,394,631	13,615	14,790	68,120	42,639
Mortality and expense risk charges (note 2)	(7,634)	(2,970,414)	(105,783)	(2,198,898)	(3,220)	(9,540)	(160,173)	(6,102)

Net investment income (loss)	21,533	(334,366)	52,053	195,733	10,395	5,250	(92,053)	36,537

Realized gain (loss) on investments	8,344	(631,533)	(163,750)	(1,335,632)	(17,138)	5,312	597,966	(26,092)
Change in unrealized gain (loss) on investments	128,343	15,530,923	(168,205)	2,377,797	75,206	29,640	4,535,121	22,444

Net gain (loss) on investments	136,687	14,899,390	(331,955)	1,042,165	58,068	34,952	5,133,087	(3,648)

Reinvested capital gains	-	-	-	-	-	16,139	285,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	$158,220	14,565,024	(279,902)	1,237,898	68,463	56,341	5,326,442	32,889

Investment Activity:	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVNW4	AVPAP2	BRVED3	BRVHY3
Reinvested dividends	$8,908	3,912	623	1,275	-	10,616,488	4,242,209	1,657,962
Mortality and expense risk charges (note 2)	(2,613)	(794)	(2,980)	(1,708)	(25)	(10,714,363)	(3,159,697)	(501,459)

Net investment income (loss)	6,295	3,118	(2,357)	(433)	(25)	(97,875)	1,082,512	1,156,503

Realized gain (loss) on investments	(13,306)	2	16,727	30,165	1	6,575,301	2,506,394	405,060
Change in unrealized gain (loss) on investments	51,839	4,206	103,534	11,749	921	(7,037,210)	(5,505,137)	71,653

Net gain (loss) on investments	38,533	4,208	120,261	41,914	922	(461,909)	(2,998,743)	476,713

Reinvested capital gains	3,462	-	30,106	-	-	27,646,549	8,022,225	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48,290	7,326	148,010	41,481	897	27,086,765	6,105,994	1,633,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BRVTR3	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG
Reinvested dividends	$7,053,788	4,068,802	208,016	477,347	97,940	3,331,213	1,595,755	420,435
Mortality and expense risk charges (note 2)	(5,265,219)	(5,248,674)	(350,147)	(1,317,379)	(169,594)	(2,824,123)	(1,785,004)	(508,406)

Net investment income (loss)	1,788,569	(1,179,872)	(142,131)	(840,032)	(71,654)	507,090	(189,249)	(87,971)

Realized gain (loss) on investments	2,240,827	(2,674,484)	(60,083)	(2,765,467)	721,633	14,942,940	9,563,141	1,492,526
Change in unrealized gain (loss) on investments	1,051,473	39,833,585	3,349,058	13,851,582	1,084,393	4,589,487	1,463,440	6,196,974

Net gain (loss) on investments	3,292,300	37,159,101	3,288,975	11,086,115	1,806,026	19,532,427	11,026,581	7,689,500

Reinvested capital gains	19,732,303	19,882,654	2,206,248	7,257,727	962,079	13,230,619	7,535,441	456,253

Net increase (decrease) in contract owners’ equity resulting from operations	$24,813,172	55,861,883	5,353,092	17,503,810	2,696,451	33,270,136	18,372,773	8,057,782

Investment Activity:	DVDLS	DVMCSS	DVSCS	CHSMM	CLVHY2	DWVSVS	DWVVLS	ETVFR
Reinvested dividends	$3,147	152,909	599,952	17,455	423,998	529,831	40,581	1,899,407
Mortality and expense risk charges (note 2)	(9,489)	(460,273)	(832,774)	(67,167)	(116,304)	(770,004)	(9,477)	(887,737)

Net investment income (loss)	(6,342)	(307,364)	(232,822)	(49,712)	307,694	(240,173)	31,104	1,011,670

Realized gain (loss) on investments	(17,665)	(1,360,261)	(1,340,694)	-	(177,622)	(2,289,240)	(63,348)	(1,150,357)
Change in unrealized gain (loss) on investments	148,083	3,983,603	4,360,485	-	101,082	(728,310)	(113,435)	(219,735)

Net gain (loss) on investments	130,418	2,623,342	3,019,791	-	(76,540)	(3,017,550)	(176,783)	(1,370,092)

Reinvested capital gains	-	-	3,416,214	-	-	3,020,876	110,827	-

Net increase (decrease) in contract owners’ equity resulting from operations	$124,076	2,315,978	6,203,183	(49,712)	231,154	(236,847)	(34,852)	(358,422)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FQB	FQBS	FVU2S	FAMP	FB2	FC2	FEI2	FEIP
Reinvested dividends	$137,250	399,466	10,726	1,263,235	9,037,028	10,789	4,439,334	4,336,638
Mortality and expense risk charges (note 2)	(65,156)	(230,893)	(7,509)	(1,125,326)	(9,679,453)	(422,124)	(4,144,505)	(3,210,590)

Net investment income (loss)	72,094	168,573	3,217	137,909	(642,425)	(411,335)	294,829	1,126,048

Realized gain (loss) on investments	(23,895)	48,716	539	566,670	13,396,754	551,280	(2,675,167)	8,579,802
Change in unrealized gain (loss) on investments	247,483	689,589	(7,642)	9,049,351	122,874,645	8,648,044	4,376,038	(9,914,679)

Net gain (loss) on investments	223,588	738,305	(7,103)	9,616,021	136,271,399	9,199,324	1,700,871	(1,334,877)

Reinvested capital gains	14,700	46,726	-	1,113,774	9,452,230	91,477	12,727,690	11,340,566

Net increase (decrease) in contract owners’ equity resulting from operations	$310,382	953,604	(3,886)	10,867,704	145,081,204	8,879,466	14,723,390	11,131,737

Investment Activity:	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2
Reinvested dividends	$77,951	63,913	2,940,583	88,103	4,010,965	159,280	712,759	189,470
Mortality and expense risk charges (note 2)	(152,385)	(69,449)	(3,873,623)	(103,888)	(5,692,673)	(176,951)	(1,111,455)	(7,269,355)

Net investment income (loss)	(74,434)	(5,536)	(933,040)	(15,785)	(1,681,708)	(17,671)	(398,696)	(7,079,885)

Realized gain (loss) on investments	(71,482)	39,952	5,595,015	159,410	7,938,773	264,049	833,188	12,923,529
Change in unrealized gain (loss) on investments	2,713,016	316,076	11,286,745	305,179	19,401,813	1,108,798	6,265,560	118,042,821

Net gain (loss) on investments	2,641,534	356,028	16,881,760	464,589	27,340,586	1,372,847	7,098,748	130,966,350

Reinvested capital gains	1,045,404	226,757	11,400,157	486,463	23,282,960	667,285	3,439,449	44,077,475

Net increase (decrease) in contract owners’ equity resulting from operations	$3,612,504	577,249	27,348,877	935,267	48,941,838	2,022,461	10,139,501	167,963,940

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGI2	FGP	FHIP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2
Reinvested dividends	$10,560,199	335,485	1,659,730	18,904,010	323,260	820,474	78,918	1,038,728
Mortality and expense risk charges (note 2)	(7,149,052)	(5,989,561)	(447,254)	(12,349,553)	(200,673)	(3,212,694)	(186,596)	(648,749)

Net investment income (loss)	3,411,147	(5,654,076)	1,212,476	6,554,457	122,587	(2,392,220)	(107,678)	389,979

Realized gain (loss) on investments	880,094	31,571,724	(816,619)	2,431,547	155,323	(5,258,998)	(475,616)	(16,024,519)
Change in unrealized gain (loss) on investments	22,995,021	95,922,433	(107,392)	53,978,591	827,564	45,398,980	2,733,253	(3,474,100)

Net gain (loss) on investments	23,875,115	127,494,157	(924,011)	56,410,138	982,887	40,139,982	2,257,637	(19,498,619)

Reinvested capital gains	24,600,061	42,663,530	-	337,730	5,425	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,886,323	164,503,611	288,465	63,302,325	1,110,899	37,747,762	2,149,959	(19,108,640)

Investment Activity:	FO2	FOP	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2
Reinvested dividends	$195,293	211,505	153,201	36,893	44,294	349,671	1,284,467	7,472,551
Mortality and expense risk charges (note 2)	(1,375,286)	(638,776)	(110,662)	(40,451)	(60,294)	(120,207)	(1,351,364)	(1,390,036)

Net investment income (loss)	(1,179,993)	(427,271)	42,539	(3,558)	(16,000)	229,464	(66,897)	6,082,515

Realized gain (loss) on investments	1,346,325	2,046,992	(434,576)	(176,123)	79,333	505,950	(7,581,609)	(4,140,984)
Change in unrealized gain (loss) on investments	11,914,755	4,608,547	(786,567)	114,317	(51,309)	133,488	(7,827,403)	(8,446,562)

Net gain (loss) on investments	13,261,080	6,655,539	(1,221,143)	(61,806)	28,024	639,438	(15,409,012)	(12,587,546)

Reinvested capital gains	394,022	223,482	346,315	183,590	242,694	219,442	22,886,178	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,475,109	6,451,750	(832,289)	118,226	254,718	1,088,344	7,410,269	(6,505,031)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVIS2	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$11,985,751	24,300	389,396	66,621	1,053,771	816,726	27,189	35,542
Mortality and expense risk charges (note 2)	(3,349,976)	(4,989)	(448,063)	(6,415)	(990,956)	(354,586)	(157,272)	(23,931)

Net investment income (loss)	8,635,775	19,311	(58,667)	60,206	62,815	462,140	(130,083)	11,611

Realized gain (loss) on investments	(9,642,551)	(183,482)	890,222	1,677	(8,019,412)	(1,726,209)	(9,595)	(6,493)
Change in unrealized gain (loss) on investments	(4,330,879)	52,548	1,536,152	(8,872)	8,027,291	745,350	199,596	83,033

Net gain (loss) on investments	(13,973,430)	(130,934)	2,426,374	(7,195)	7,879	(980,859)	190,001	76,540

Reinvested capital gains	169,774	19,464	1,651,377	-	4,481,966	-	140,736	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,167,881)	(92,159)	4,019,084	53,011	4,552,660	(518,719)	200,654	88,151

Investment Activity:	GVSSCS	RSRF	RVARS	ACEG2	IVBRA1	IVMCC2	OVAG	OVAG2
Reinvested dividends	$-	54	189,047	-	16,306	66,027	4,736	-
Mortality and expense risk charges (note 2)	(2,036)	(24)	(235,794)	(74,161)	(898)	(230,933)	(163,344)	(147,708)

Net investment income (loss)	(2,036)	30	(46,747)	(74,161)	15,408	(164,906)	(158,608)	(147,708)

Realized gain (loss) on investments	(76,049)	(34)	289,738	231,865	(3,006)	(642,523)	59,769	566,470
Change in unrealized gain (loss) on investments	93,322	316	531,346	1,090,134	(2,822)	(797,148)	3,295,764	5,243,073

Net gain (loss) on investments	17,273	282	821,084	1,321,999	(5,828)	(1,439,671)	3,355,533	5,809,543

Reinvested capital gains	6,194	-	-	407,683	10,512	2,854,756	987,369	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,431	312	774,337	1,655,521	20,092	1,250,179	4,184,294	5,661,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVB	OVGI	OVGIS	OVGS	OVGSS	OVIG	OVIGS	OVMS
Reinvested dividends	$525,521	159,786	1,948,228	883,083	516,131	14,118	361,524	488,561
Mortality and expense risk charges (note 2)	(220,423)	(138,736)	(2,606,051)	(1,692,849)	(1,812,595)	(7,161)	(888,137)	(312,795)

Net investment income (loss)	305,098	21,050	(657,823)	(809,766)	(1,296,464)	6,957	(526,613)	175,766

Realized gain (loss) on investments	305,879	(296,627)	(87,790)	1,562,636	1,035,373	1,877	1,209,804	453,668
Change in unrealized gain (loss) on investments	673,017	425,649	4,591,120	25,844,807	24,055,564	265,888	9,690,848	1,752,022

Net gain (loss) on investments	978,896	129,022	4,503,330	27,407,443	25,090,937	267,765	10,900,652	2,205,690

Reinvested capital gains	-	1,052,285	16,499,165	4,601,117	4,280,138	20,852	759,632	542,875

Net increase (decrease) in contract owners’ equity resulting from operations	$1,283,994	1,202,357	20,344,672	31,198,794	28,074,611	295,574	11,133,671	2,924,331

Investment Activity:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP	WRMCG
Reinvested dividends	$87,192	274,677	28,055	342,478	2,709,854	902	4,619,338	-
Mortality and expense risk charges (note 2)	(20,066)	(75,434)	(59,629)	(1,463,621)	(2,342,707)	(267)	(1,048,858)	(2,200,444)

Net investment income (loss)	67,126	199,243	(31,574)	(1,121,143)	367,147	635	3,570,480	(2,200,444)

Realized gain (loss) on investments	(17,126)	(213,158)	(88,357)	(4,043,072)	(4,566,119)	(35,366)	(1,705,862)	7,631,430
Change in unrealized gain (loss) on investments	(29,481)	22,433	804,879	22,821,279	17,109,228	5,269	102,078	42,291,200

Net gain (loss) on investments	(46,607)	(190,725)	716,522	18,778,207	12,543,109	(30,097)	(1,603,784)	49,922,630

Reinvested capital gains	-	-	63,548	1,365,685	2,270,084	-	-	9,533,362

Net increase (decrease) in contract owners’ equity resulting from operations	$20,519	8,518	748,496	19,022,749	15,180,340	(29,462)	1,966,696	57,255,548

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP
Reinvested dividends	$144	33,897	629,761	67,074	92,660	23,034	59,565	356,727
Mortality and expense risk charges (note 2)	(59)	(8,201)	(139,375)	(20,971)	(20,222)	(6,111)	(22,150)	(79,500)

Net investment income (loss)	85	25,696	490,386	46,103	72,438	16,923	37,415	277,227

Realized gain (loss) on investments	(13)	(25,069)	(3,252,231)	7,031	(73,491)	(27,652)	34,959	(960,526)
Change in unrealized gain (loss) on investments	205	198,896	2,377,373	(158,979)	181,502	11,174	(36,460)	853,926

Net gain (loss) on investments	192	173,827	(874,858)	(151,948)	108,011	(16,478)	(1,501)	(106,600)

Reinvested capital gains	1,245	126,453	4,538,221	474,065	440,615	99,825	328,787	2,123,320

Net increase (decrease) in contract owners’ equity resulting from operations	$1,522	325,976	4,153,749	368,220	621,064	100,270	364,701	2,293,947

Investment Activity:	JPICB2	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	JAMGS
Reinvested dividends	$113,448	132,474	138,571	241,408	1,821,232	6,262	376,656	-
Mortality and expense risk charges (note 2)	(111,147)	(118,302)	(109,879)	(2,056,167)	(1,118,344)	(3,057,712)	(459,801)	(8,826)

Net investment income (loss)	2,301	14,172	28,692	(1,814,759)	702,888	(3,051,450)	(83,145)	(8,826)

Realized gain (loss) on investments	14,009	(386,443)	427,770	6,413,198	307,619	19,133,585	(1,425,501)	7,303
Change in unrealized gain (loss) on investments	340,235	(583,347)	564,318	29,872,031	4,742,566	45,789,129	5,767,855	170,784

Net gain (loss) on investments	354,244	(969,790)	992,088	36,285,229	5,050,185	64,922,714	4,342,354	178,087

Reinvested capital gains	-	552,718	139,006	11,065,723	-	18,176,029	-	161,114

Net increase (decrease) in contract owners’ equity resulting from operations	$356,545	(402,900)	1,159,786	45,536,193	5,753,073	80,047,293	4,259,209	330,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LZREMS	LOVSDC	LOVTRC	MNCPS2	M2IGSS	MNDSC	MV2RIS	MV3MVS
Reinvested dividends	$975,832	21,473	1,429,032	826	14,014	-	3,609	6,103
Mortality and expense risk charges (note 2)	(584,150)	(3,339)	(749,595)	(1,012)	(96,346)	(1,029,855)	(4,282)	(14,961)

Net investment income (loss)	391,682	18,134	679,437	(186)	(82,332)	(1,029,855)	(673)	(8,858)

Realized gain (loss) on investments	84,703	4,712	147,808	803	320,172	897,581	596	259,846
Change in unrealized gain (loss) on investments	(1,870,838)	(1,110)	1,010,463	58,501	334,654	19,781,130	119,367	195,801

Net gain (loss) on investments	(1,786,135)	3,602	1,158,271	59,304	654,826	20,678,711	119,963	455,647

Reinvested capital gains	-	-	1,137,197	2,321	616,125	7,137,846	6,887	25,208

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,394,453)	21,736	2,974,905	61,439	1,188,619	26,786,702	126,177	471,997

Investment Activity:	MVFSC	MVIGSC	MVIVSC	MVRBSS	MVUSC	MGRFV	MSEM	MSEMB
Reinvested dividends	$4,695,713	90,291	2,251,768	226	4,880	-	52,694	23,085
Mortality and expense risk charges (note 2)	(5,278,990)	(89,466)	(4,370,692)	(173)	(1,095)	(25)	(15,651)	(4,992)

Net investment income (loss)	(583,277)	825	(2,118,924)	53	3,785	(25)	37,043	18,093

Realized gain (loss) on investments	15,564,755	61,725	14,611,955	-	1,941	5	11,686	(15,707)
Change in unrealized gain (loss) on investments	(21,259,502)	1,390,774	30,766,651	1,535	1,679	429	(1,122)	13,365

Net gain (loss) on investments	(5,694,747)	1,452,499	45,378,606	1,535	3,620	434	10,564	(2,342)

Reinvested capital gains	15,780,598	95,218	5,890,827	-	5,774	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,502,574	1,548,542	49,150,509	1,588	13,179	425	47,607	15,751

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSGI2	MSVF2	MSVFI	MSVRE	MSVREB	VKVGR2	DTRTFB	EIF
Reinvested dividends	$164,488	274,293	70,671	385	31	12,139	233,152	80,135
Mortality and expense risk charges (note 2)	(184,975)	(148,840)	(34,792)	(202)	(16)	(2,755)	(139,477)	(20,273)

Net investment income (loss)	(20,487)	125,453	35,879	183	15	9,384	93,675	59,862

Realized gain (loss) on investments	(227,510)	321,007	(19,255)	437	37	(17,918)	(102,653)	(39,797)
Change in unrealized gain (loss) on investments	(427,630)	21,281	19,638	(4,490)	(410)	(50,559)	(154,308)	13,091

Net gain (loss) on investments	(655,140)	342,288	383	(4,053)	(373)	(68,477)	(256,961)	(26,706)

Reinvested capital gains	180,156	110,047	25,834	382	34	5,725	-	198,620

Net increase (decrease) in contract owners’ equity resulting from operations	$(495,471)	577,788	62,096	(3,488)	(324)	(53,368)	(163,286)	231,776

Investment Activity:	EIF2	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2
Reinvested dividends	$5,053,485	4,066,912	3,656	139,543	814,201	146,887	96,438,421	71,734,017
Mortality and expense risk charges (note 2)	(4,419,377)	(2,843,112)	(902)	(92,345)	(761,844)	(157,855)	(95,744,173)	(49,869,862)

Net investment income (loss)	634,108	1,223,800	2,754	47,198	52,357	(10,968)	694,248	21,864,155

Realized gain (loss) on investments	10,781,073	3,392,985	(2,807)	97,223	407,354	(128,853)	222,903,220	45,870,426
Change in unrealized gain (loss) on investments	(11,682,135)	4,232,153	(3,075)	597,686	4,713,306	865,278	(60,999,522)	186,908,142

Net gain (loss) on investments	(901,062)	7,625,138	(5,882)	694,909	5,120,660	736,425	161,903,698	232,778,568

Reinvested capital gains	14,195,894	-	-	-	-	-	498,633,165	2,315,176

Net increase (decrease) in contract owners’ equity resulting from operations	$13,928,940	8,848,938	(3,128)	742,107	5,173,017	725,457	661,231,111	256,957,899

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA
Reinvested dividends	$2,394,129	57,589,214	5,223,030	1,360,608	897,164	12,951	16,967,192	336,355
Mortality and expense risk charges (note 2)	(5,578,211)	(50,744,120)	(11,226,382)	(9,171,941)	(9,887,521)	(3,435)	(14,567,076)	(2,374,827)

Net investment income (loss)	(3,184,082)	6,845,094	(6,003,352)	(7,811,333)	(8,990,357)	9,516	2,400,116	(2,038,472)

Realized gain (loss) on investments	17,116,010	161,179,276	42,948,641	28,809,588	6,106,765	1,327	18,570,506	5,286,855
Change in unrealized gain (loss) on investments	58,690,051	(85,963,665)	210,967,286	2,394,781	28,037,964	149,895	124,776,083	4,195,870

Net gain (loss) on investments	75,806,061	75,215,611	253,915,927	31,204,369	34,144,729	151,222	143,346,589	9,482,725

Reinvested capital gains	24,407,987	355,573,867	68,397,790	38,732,561	19,057,341	13,764	19,767,778	9,913,439

Net increase (decrease) in contract owners’ equity resulting from operations	$97,029,966	437,634,572	316,310,365	62,125,597	44,211,713	174,502	165,514,483	17,357,692

Investment Activity:	GVIDC	GVIDM	GVIX2	GVIX8	HIBF	IDPG2	IDPGI2	MCIF
Reinvested dividends	$644,948	2,604,824	79,673	2,154,882	2,800,453	1,298,187	568,178	3,025,769
Mortality and expense risk charges (note 2)	(9,316,570)	(28,669,853)	(16,087)	(1,468,027)	(839,976)	(15,135,585)	(6,555,899)	(3,717,239)

Net investment income (loss)	(8,671,622)	(26,065,029)	63,586	686,855	1,960,477	(13,837,398)	(5,987,721)	(691,470)

Realized gain (loss) on investments	(6,927,997)	37,055,227	(72,071)	(914,389)	(1,510,748)	3,276,761	871,475	(4,695,169)
Change in unrealized gain (loss) on investments	44,386,581	38,782,222	404,552	4,020,024	1,470,889	42,734,553	13,772,201	25,499,774

Net gain (loss) on investments	37,458,584	75,837,449	332,481	3,105,635	(39,859)	46,011,314	14,643,676	20,804,605

Reinvested capital gains	6,141,002	107,533,820	94,907	2,895,260	-	19,453,906	5,108,198	12,512,693

Net increase (decrease) in contract owners’ equity resulting from operations	$34,927,964	157,306,240	490,974	6,687,750	1,920,618	51,627,822	13,764,153	32,625,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMA2	NJNDE2
Reinvested dividends	$5,879	7,141,154	26,931,714	6,191,778	9,738,200	3,579,892	15,871	31,422
Mortality and expense risk charges (note 2)	(1,519)	(3,106,665)	(32,476,655)	(7,095,675)	(17,773,869)	(8,064,969)	(69,304)	(63,466)

Net investment income (loss)	4,360	4,034,489	(5,544,941)	(903,897)	(8,035,669)	(4,485,077)	(53,433)	(32,044)

Realized gain (loss) on investments	155	(2,395,637)	8,653,644	9,817,863	(1,848,401)	(1,094,678)	(7,374)	124,398
Change in unrealized gain (loss) on investments	74,244	2,666,844	46,610,911	(5,709,033)	80,996,485	24,853,664	212,085	1,405,050

Net gain (loss) on investments	74,399	271,207	55,264,555	4,108,830	79,148,084	23,758,986	204,711	1,529,448

Reinvested capital gains	2,255	-	86,354,607	31,204,125	-	-	21,619	183,973

Net increase (decrease) in contract owners’ equity resulting from operations	$81,014	4,305,696	136,074,221	34,409,058	71,112,415	19,273,909	172,897	1,681,377

Investment Activity:	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVBX	NVCBD1	NVCBD2	NVCCA2
Reinvested dividends	$493,281	1,266,072	45,274	1,836,423	23,953	100,135	2,532,163	21,631,855
Mortality and expense risk charges (note 2)	(407,128)	(1,863,510)	(12,622)	(605,844)	(4,621)	(53,324)	(1,564,688)	(33,155,871)

Net investment income (loss)	86,153	(597,438)	32,652	1,230,579	19,332	46,811	967,475	(11,524,016)

Realized gain (loss) on investments	(1,765,281)	(28,950,418)	17,102	118,030	407	95,546	948,141	(20,057,164)
Change in unrealized gain (loss) on investments	76,915	13,854,453	492,475	23,851,777	42,441	43,071	2,973,135	155,076,432

Net gain (loss) on investments	(1,688,366)	(15,095,965)	509,577	23,969,807	42,848	138,617	3,921,276	135,019,268

Reinvested capital gains	786,033	3,775,650	-	-	-	8,759	240,047	84,639,329

Net increase (decrease) in contract owners’ equity resulting from operations	$(816,180)	(11,917,753)	542,229	25,200,386	62,180	194,187	5,128,798	208,134,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2
Reinvested dividends	$1,690,580	3,094,298	3,808,398	18,366,120	809,750	13,341,502	1,890,774	2,319,619
Mortality and expense risk charges (note 2)	(9,947,376)	(4,458,624)	(10,040,704)	(32,752,237)	(1,164,530)	(28,050,331)	(20,939,722)	(19,022,654)

Net investment income (loss)	(8,256,796)	(1,364,326)	(6,232,306)	(14,386,117)	(354,780)	(14,708,829)	(19,048,948)	(16,703,035)

Realized gain (loss) on investments	(3,875,853)	(5,555,408)	140,443	(17,530,865)	(1,877,521)	(2,796,104)	19,140,775	21,600,925
Change in unrealized gain (loss) on investments	54,382,166	29,409,290	49,715,895	156,922,202	10,397,546	138,883,765	68,145,996	43,197,394

Net gain (loss) on investments	50,506,313	23,853,882	49,856,338	139,391,337	8,520,025	136,087,661	87,286,771	64,798,319

Reinvested capital gains	1,650,717	6,134,766	4,802,964	61,606,190	-	27,134,792	41,707,586	75,145,207

Net increase (decrease) in contract owners’ equity resulting from operations	$43,900,234	28,624,322	48,426,996	186,611,410	8,165,245	148,513,624	109,945,409	123,240,491

Investment Activity:	NVFIII	NVGEII	NVIE6	NVLCP2	NVMGA2	NVMIG1	NVMIG6	NVMIVX
Reinvested dividends	$153,340	114,490	373,643	1,844,714	9,412,569	246,763	726,370	-
Mortality and expense risk charges (note 2)	(111,337)	(64,588)	(604,301)	(1,019,976)	(4,274,049)	(327,884)	(1,522,211)	(5,275)

Net investment income (loss)	42,003	49,902	(230,658)	824,738	5,138,520	(81,121)	(795,841)	(5,275)

Realized gain (loss) on investments	89,918	22,058	(372,792)	52,195	3,702,050	(158,259)	4,936,050	9,799
Change in unrealized gain (loss) on investments	80,092	1,477,291	3,170,560	3,823,759	30,262,684	3,028,392	7,439,506	300,775

Net gain (loss) on investments	170,010	1,499,349	2,797,768	3,875,954	33,964,734	2,870,133	12,375,556	310,574

Reinvested capital gains	23,735	127	-	-	-	7,705,790	30,413,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	$235,748	1,549,378	2,567,110	4,700,692	39,103,254	10,494,802	41,993,644	305,299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$-	-	-	-	-	-	10,455	3,947,876
Mortality and expense risk charges (note 2)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	(2,343)	(2,702,892)

Net investment income (loss)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	8,112	1,244,984

Realized gain (loss) on investments	26,744	(343,568)	(5,645,050)	-	3,338,345	(2,870,257)	(56,266)	(19,539,277)
Change in unrealized gain (loss) on investments	8,671,600	(1,586,475)	(22,770,672)	-	69,513,875	50,710,093	31,556	13,000,740

Net gain (loss) on investments	8,698,344	(1,930,043)	(28,415,722)	-	72,852,220	47,839,836	(24,710)	(6,538,537)

Reinvested capital gains	-	4,298,354	59,714,220	-	27,150,124	18,235,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,533,529	2,249,998	29,491,577	(482)	97,442,626	64,085,635	(16,598)	(5,293,553)

Investment Activity:	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVOLG1	NVOLG2	NVRE1	NVRE2
Reinvested dividends	$293,337	130,625	13,792	700,196	5,129,719	3,008,389	560,028	956,756
Mortality and expense risk charges (note 2)	(913,238)	(601,855)	(23,012)	(1,412,843)	(5,110,643)	(4,216,572)	(494,635)	(1,249,163)

Net investment income (loss)	(619,901)	(471,230)	(9,220)	(712,647)	19,076	(1,208,183)	65,393	(292,407)

Realized gain (loss) on investments	1,360,270	677,632	(50,177)	(2,262,473)	2,943,052	(6,125,520)	(899,551)	(4,869,492)
Change in unrealized gain (loss) on investments	1,495,311	1,173,866	89,237	7,797,822	20,905,499	24,326,983	(2,653,247)	(3,464,714)

Net gain (loss) on investments	2,855,581	1,851,498	39,060	5,535,349	23,848,551	18,201,463	(3,552,798)	(8,334,206)

Reinvested capital gains	5,726,559	3,770,387	113,260	6,333,970	39,046,437	28,648,461	173,919	360,732

Net increase (decrease) in contract owners’ equity resulting from operations	$7,962,239	5,150,655	143,100	11,156,672	62,914,064	45,641,741	(3,313,486)	(8,265,881)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2
Reinvested dividends	$1,032,432	2,631,799	2,320,682	1,287,792	10,690	7,928	-	-
Mortality and expense risk charges (note 2)	(1,645,651)	(2,448,678)	(2,565,671)	(9,289,483)	(703,686)	(541,289)	(87,778)	(636,085)

Net investment income (loss)	(613,219)	183,121	(244,989)	(8,001,691)	(692,996)	(533,361)	(87,778)	(636,085)

Realized gain (loss) on investments	(10,356,062)	97,472	(5,878,017)	-	493,203	(3,540,249)	(25,114)	(3,734,176)
Change in unrealized gain (loss) on investments	28,236,068	1,782,083	16,654,967	-	8,723,690	10,238,949	1,606,843	13,030,364

Net gain (loss) on investments	17,880,006	1,879,555	10,776,950	-	9,216,893	6,698,700	1,581,729	9,296,188

Reinvested capital gains	4,881,037	-	-	-	2,257,009	1,673,776	890,439	5,810,636

Net increase (decrease) in contract owners’ equity resulting from operations	$22,147,824	2,062,676	10,531,961	(8,001,691)	10,780,906	7,839,115	2,384,390	14,470,739

Investment Activity:	SCVF	SCVF2	TRF	TRF2	AMCG	AMINS	AMMCGS	AMSRS
Reinvested dividends	$13,887	-	1,388,813	906,162	-	508	-	85,350
Mortality and expense risk charges (note 2)	(246,007)	(461,934)	(1,617,885)	(1,537,146)	(195)	(1,700)	(47,475)	(192,850)

Net investment income (loss)	(232,120)	(461,934)	(229,072)	(630,984)	(195)	(1,192)	(47,475)	(107,500)

Realized gain (loss) on investments	(2,725,354)	(5,499,684)	7,468,812	11,638,678	602	281	230,589	921,915
Change in unrealized gain (loss) on investments	3,190,050	7,734,569	(5,763,463)	(10,405,370)	3,505	6,678	645,314	981,140

Net gain (loss) on investments	464,696	2,234,885	1,705,349	1,233,308	4,107	6,959	875,903	1,903,055

Reinvested capital gains	95,691	164,124	8,921,899	7,573,076	643	5,136	165,824	586,266

Net increase (decrease) in contract owners’ equity resulting from operations	$328,267	1,937,075	10,398,176	8,175,400	4,555	10,903	994,252	2,381,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMTB	NOTB4	NOTG4	NOTMG4	PMUBA	PMVAAD	PMVEBD	PMVFAD
Reinvested dividends	$1,380,670	165,696	81,363	122,100	1,533	1,829,624	548,087	776,700
Mortality and expense risk charges (note 2)	(864,606)	(153,596)	(84,580)	(116,724)	(318)	(617,939)	(193,657)	(234,579)

Net investment income (loss)	516,064	12,100	(3,217)	5,376	1,215	1,211,685	354,430	542,121

Realized gain (loss) on investments	(436,992)	(114,989)	(62,227)	(93,956)	(34)	(551,472)	(83,687)	(269,513)
Change in unrealized gain (loss) on investments	834,815	233,121	173,119	231,249	1,178	1,364,870	234,660	964,385

Net gain (loss) on investments	397,823	118,132	110,892	137,293	1,144	813,398	150,973	694,872

Reinvested capital gains	-	123,258	-	55,340	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$913,887	253,490	107,675	198,009	2,359	2,025,083	505,403	1,236,993

Investment Activity:	PMVFHA	PMVHYD	PMVIV	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD
Reinvested dividends	$34,769	13,009	25,422	4,180,500	4,344	5,742	779,022	7,548,770
Mortality and expense risk charges (note 2)	(2,572)	(1,233)	(3,750)	(5,649,631)	(1,417)	(404)	(997,833)	(5,685,938)

Net investment income (loss)	32,197	11,776	21,672	(1,469,131)	2,927	5,338	(218,811)	1,862,832

Realized gain (loss) on investments	6,976	517	114	(3,411,418)	993	(3,719)	(289,238)	(612,281)
Change in unrealized gain (loss) on investments	(8,301)	4,386	39,231	9,543,778	30,832	1,175	717,820	18,955,727

Net gain (loss) on investments	(1,325)	4,903	39,345	6,132,360	31,825	(2,544)	428,582	18,343,446

Reinvested capital gains	-	-	1,310	-	-	-	-	3,970,314

Net increase (decrease) in contract owners’ equity resulting from operations	$30,872	16,679	62,327	4,663,229	34,752	2,794	209,771	24,176,592

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVEIB	PVGOB	PVIGIB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$45,075	1,766	-	290,199	-	2,018	-	5,975
Mortality and expense risk charges (note 2)	(58,154)	(77,339)	(1,679)	(215,025)	(243,599)	(830)	(4,433,248)	(2,137)

Net investment income (loss)	(13,079)	(75,573)	(1,679)	75,174	(243,599)	1,188	(4,433,248)	3,838

Realized gain (loss) on investments	(52,039)	231,208	2,065	(751,407)	(1,124,226)	(8,793)	9,717,089	133,222
Change in unrealized gain (loss) on investments	553,944	1,300,481	44,874	779,652	2,241,899	(20,551)	46,156,054	(48,044)

Net gain (loss) on investments	501,905	1,531,689	46,939	28,245	1,117,673	(29,344)	55,873,143	85,178

Reinvested capital gains	181,488	249,686	-	-	1,147,365	3,672	18,506,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	$670,314	1,705,802	45,260	103,419	2,021,439	(24,484)	69,946,377	89,016

Investment Activity:	VWBF	VWEM	VWHA	VWHAS	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$384,861	272,367	80,079	166,721	1,298	22,774	-	1,147
Mortality and expense risk charges (note 2)	(74,467)	(179,192)	(118,884)	(351,569)	(1,997)	(23,241)	(795)	(3,465)

Net investment income (loss)	310,394	93,175	(38,805)	(184,848)	(699)	(467)	(795)	(2,318)

Realized gain (loss) on investments	(404,312)	304,885	(1,057,079)	(2,482,287)	23,576	(325,189)	2,005	15,968
Change in unrealized gain (loss) on investments	419,534	1,091,025	2,538,676	6,934,842	(12,110)	175,530	22,455	16,242

Net gain (loss) on investments	15,222	1,395,910	1,481,597	4,452,555	11,466	(149,659)	24,460	32,210

Reinvested capital gains	-	409,091	-	-	9,744	32,823	4,668	19,832

Net increase (decrease) in contract owners’ equity resulting from operations	$325,616	1,898,176	1,442,792	4,267,707	20,511	(117,303)	28,333	49,724

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WFVOG2	WFVSCG	IVKMG2	GVDIVI	GVDIV2	NVMLV1	NVMLV2	NVLM2
Reinvested dividends	$-	-	-	170,117	4,325,934	35,580	899,286	83,974
Mortality and expense risk charges (note 2)	(231)	(1,623,663)	(66,859)	(19,440)	(545,741)	(23,209)	(724,310)	(254,928)

Net investment income (loss)	(231)	(1,623,663)	(66,859)	150,677	3,780,193	12,371	174,976	(170,954)

Realized gain (loss) on investments	78	6,597,645	(4,628,635)	(1,076,727)	(21,222,686)	(1,983,705)	(54,039,806)	(433,200)
Change in unrealized gain (loss) on investments	4,626	40,369,257	(211,614)	606,641	10,584,849	641,489	17,609,902	(699,184)

Net gain (loss) on investments	4,704	46,966,902	(4,840,249)	(470,086)	(10,637,837)	(1,342,216)	(36,429,904)	(1,132,384)

Reinvested capital gains	1,205	5,832,761	4,067,445	-	-	949,299	27,160,406	1,120,928

Net increase (decrease) in contract owners’ equity resulting from operations	$5,678	51,176,000	(839,663)	(319,409)	(6,857,644)	(380,546)	(9,094,522)	(182,410)

Investment Activity:	NVLCA2
Reinvested dividends	$41,914
Mortality and expense risk charges (note 2)	(212,351)

Net investment income (loss)	(170,437)

Realized gain (loss) on investments	(519,117)
Change in unrealized gain (loss) on investments	(370,242)

Net gain (loss) on investments	(889,359)

Reinvested capital gains	218,908

Net increase (decrease) in contract owners’ equity resulting from operations	$(840,888)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVBWB		ALVDAA		ALVDAB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(166,768,720)	287,669,330	5,501	7,561	675	752	(45,708)	(4,426)
Realized gain (loss) on investments	555,358,571	624,926,283	(1,567)	(19,942)	31	371	102,861	123,805
Change in unrealized gain (loss) on investments	2,892,786,117	4,295,026,187	14,494	23,801	2,197	5,982	299,157	1,626,256
Reinvested capital gains	2,411,773,593	3,282,821,928	9,611	46,660	-	59	-	16,293

Net increase (decrease) in contract owners’ equity resulting from operations	5,693,149,561	8,490,443,728	28,039	58,080	2,903	7,164	356,310	1,761,928

Equity transactions:
Purchase payments received from contract owners (note 4)	2,993,224,859	3,434,033,211	-	-	-	-	108,764	81,163
Transfers between funds	-	-	911	(71,538)	5,833	805	(10,426)	(250,118)
Redemptions (notes 2, 3, and 4)	(4,899,317,672)	(5,314,983,070)	(4,373)	(20,497)	-	(2,948)	(999,714)	(1,166,675)
Adjustments to maintain reserves	236,004	(233,093)	6	(15)	1	(1)	135	(174)

Net equity transactions	(1,905,856,809)	(1,881,182,952)	(3,456)	(92,050)	5,834	(2,144)	(901,241)	(1,335,804)

Net change in contract owners’ equity	3,787,292,752	6,609,260,776	24,583	(33,970)	8,737	5,020	(544,931)	426,124
Contract owners’ equity at beginning of period	55,504,456,818	48,895,196,042	323,129	357,099	53,995	48,975	14,350,826	13,924,702

Contract owners’ equity at end of period	$59,291,749,570	55,504,456,818	347,712	323,129	62,732	53,995	13,805,895	14,350,826

CHANGE IN UNITS:
Beginning units	3,169,143,178	3,251,297,849	19,109	24,863	4,030	4,197	1,110,926	1,218,690
Units purchased	575,748,244	545,542,130	68	12	455	96	38,991	28,796
Units redeemed	(644,990,049)	(627,696,805)	(279)	(5,766)	-	(263)	(110,523)	(136,560)

Ending units	3,099,901,373	3,169,143,178	18,898	19,109	4,485	4,030	1,039,394	1,110,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVGIB		ALVIVB		ALVSVA		ALVSVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,623)	(20,197)	1,835	(3,073)	3,105	1,388	(640,860)	(1,268,791)
Realized gain (loss) on investments	141,422	221,641	(53,219)	(28,167)	(53,692)	(41,753)	(5,375,199)	(3,789,502)
Change in unrealized gain (loss) on investments	(374,094)	165,616	78,134	144,229	58,449	81,145	7,341,087	10,377,766
Reinvested capital gains	194,656	466,489	-	-	23,554	83,869	4,359,733	10,839,184

Net increase (decrease) in contract owners’ equity resulting from operations	(43,639)	833,549	26,750	112,989	31,416	124,649	5,684,761	16,158,657

Equity transactions:
Purchase payments received from contract owners (note 4)	71,880	21,988	126,152	403,246	492	73,010	4,449,764	4,249,639
Transfers between funds	(474,253)	(10,862)	205,479	127,175	(26,026)	(144,068)	2,554,146	(1,087,700)
Redemptions (notes 2, 3, and 4)	(309,216)	(399,054)	(18,177)	(21,362)	(106,866)	(155,254)	(7,147,143)	(9,041,656)
Adjustments to maintain reserves	22	(55)	44	(42)	18	(25)	37	109

Net equity transactions	(711,567)	(387,983)	313,498	509,017	(132,382)	(226,337)	(143,196)	(5,879,608)

Net change in contract owners’ equity	(755,206)	445,566	340,248	622,006	(100,966)	(101,688)	5,541,565	10,279,049
Contract owners’ equity at beginning of period	4,417,884	3,972,318	1,218,872	596,866	595,041	696,729	98,657,232	88,378,183

Contract owners’ equity at end of period	$3,662,678	4,417,884	1,559,120	1,218,872	494,075	595,041	104,198,797	98,657,232

CHANGE IN UNITS:
Beginning units	127,381	139,338	138,361	78,022	33,267	46,638	2,334,269	2,480,515
Units purchased	5,396	3,676	66,404	79,128	136,000	11,562	637,814	451,892
Units redeemed	(28,318)	(15,633)	(29,158)	(18,789)	(142,443)	(24,933)	(543,690)	(598,138)

Ending units	104,459	127,381	175,607	138,361	26,824	33,267	2,428,393	2,334,269

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMCS		AAEIP3		ARLPE3		ACVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,958)	(3,506)	618	281	14,809	(360)	(42,783)	57,236
Realized gain (loss) on investments	124,986	27,121	(292)	16	119	60	754,732	1,032,579
Change in unrealized gain (loss) on investments	(4,137)	28,498	(6,872)	3,451	(7,730)	19,067	1,026,097	2,726,758
Reinvested capital gains	61,772	36,993	-	-	2,193	734	884,695	596,471

Net increase (decrease) in contract owners’ equity resulting from operations	178,663	89,106	(6,546)	3,748	9,391	19,501	2,622,741	4,413,044

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,000	-	-	-	636,105	270,246
Transfers between funds	34,789	(2,406)	3,351	996	70,437	-	173,252	(328,394)
Redemptions (notes 2, 3, and 4)	(17,314)	(96,820)	-	(256)	-	-	(4,220,049)	(3,177,310)
Adjustments to maintain reserves	(7)	7	(5)	(4)	3	-	116	80

Net equity transactions	17,468	(99,219)	8,346	736	70,440	-	(3,410,576)	(3,235,378)

Net change in contract owners’ equity	196,131	(10,113)	1,800	4,484	79,831	19,501	(787,835)	1,177,666
Contract owners’ equity at beginning of period	313,636	323,749	22,970	18,486	69,504	50,003	26,583,444	25,405,778

Contract owners’ equity at end of period	$509,767	313,636	24,770	22,970	149,335	69,504	25,795,609	26,583,444

CHANGE IN UNITS:
Beginning units	10,997	14,528	2,758	2,662	5,727	5,727	606,322	685,780
Units purchased	10,042	-	1,402	148	5,604	-	38,115	17,935
Units redeemed	(10,047)	(3,531)	(172)	(52)	(1)	-	(113,575)	(97,393)

Ending units	10,992	10,997	3,988	2,758	11,330	5,727	530,862	606,322

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVCA		ACVI		ACVIG		ACVIG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(417)	(423)	(64)	(36)	77,565	99,005	11,200	15,716
Realized gain (loss) on investments	491	439	129	(45)	95,450	747,998	46,884	104,491
Change in unrealized gain (loss) on investments	8,731	3,467	1,289	1,228	446,782	672,896	79,600	254,317
Reinvested capital gains	3,684	5,142	98	342	620,921	1,183,287	163,459	296,045

Net increase (decrease) in contract owners’ equity resulting from operations	12,489	8,625	1,452	1,489	1,240,718	2,703,186	301,143	670,569

Equity transactions:
Purchase payments received from contract owners (note 4)	855	(2,747)	877	850	67,711	131,923	21,661	14,540
Transfers between funds	-	(2,669)	-	-	(272,261)	(322,475)	27,301	41,798
Redemptions (notes 2, 3, and 4)	(3,945)	3,231	(1,595)	(1,383)	(686,571)	(1,828,658)	(425,266)	(262,307)
Adjustments to maintain reserves	369	19	102	14	(12)	(32)	67	(33)

Net equity transactions	(2,721)	(2,166)	(616)	(519)	(891,133)	(2,019,242)	(376,237)	(206,002)

Net change in contract owners’ equity	9,768	6,459	836	970	349,585	683,944	(75,094)	464,567
Contract owners’ equity at beginning of period	33,064	26,605	7,149	6,179	13,515,695	12,831,751	3,573,215	3,108,648

Contract owners’ equity at end of period	$42,832	33,064	7,985	7,149	13,865,280	13,515,695	3,498,121	3,573,215

CHANGE IN UNITS:
Beginning units	-	-	-	-	498,774	578,960	107,378	113,996
Units purchased	-	(64)	-	-	17,726	20,725	6,075	4,298
Units redeemed	-	64	-	-	(52,719)	(100,911)	(17,801)	(10,916)

Ending units	-	-	-	-	463,781	498,774	95,652	107,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP1		ACVIP2		ACVMV1		ACVMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$21,533	39,101	(334,366)	1,615,794	52,053	86,999	195,733	516,439
Realized gain (loss) on investments	8,344	(1,890)	(631,533)	(7,344,659)	(163,750)	125,277	(1,335,632)	1,868,400
Change in unrealized gain (loss) on investments	128,343	107,557	15,530,923	20,172,194	(168,205)	1,219,366	2,377,797	17,862,198
Reinvested capital gains	-	-	-	-	-	1,106,312	-	16,631,278

Net increase (decrease) in contract owners’ equity resulting from operations	158,220	144,768	14,565,024	14,443,329	(279,902)	2,537,954	1,237,898	36,878,315

Equity transactions:
Purchase payments received from contract owners (note 4)	79,610	113,025	7,640,691	4,734,622	232,370	149,699	6,782,379	5,719,305
Transfers between funds	(64,293)	77,307	4,469,975	(10,290,806)	(580,529)	(446,786)	119,440	(9,643,269)
Redemptions (notes 2, 3, and 4)	(137,005)	(20,775)	(18,101,631)	(22,735,145)	(929,299)	(1,183,247)	(12,668,276)	(13,820,215)
Adjustments to maintain reserves	14	(13)	129	(58)	19	(43)	(132)	190

Net equity transactions	(121,674)	169,544	(5,990,836)	(28,291,387)	(1,277,439)	(1,480,377)	(5,766,589)	(17,743,989)

Net change in contract owners’ equity	36,546	314,312	8,574,188	(13,848,058)	(1,557,341)	1,057,577	(4,528,691)	19,134,326
Contract owners’ equity at beginning of period	1,882,070	1,567,758	197,266,642	211,114,700	10,830,313	9,772,736	160,958,819	141,824,493

Contract owners’ equity at end of period	$1,918,616	1,882,070	205,840,830	197,266,642	9,272,972	10,830,313	156,430,128	160,958,819

CHANGE IN UNITS:
Beginning units	181,218	164,109	14,004,669	16,102,403	399,967	458,528	5,000,394	5,609,467
Units purchased	27,206	28,124	3,873,212	1,623,583	40,101	33,479	967,358	555,288
Units redeemed	(39,477)	(11,015)	(4,347,418)	(3,721,317)	(94,006)	(92,040)	(1,102,513)	(1,164,361)

Ending units	168,947	181,218	13,530,463	14,004,669	346,062	399,967	4,865,239	5,000,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV2		AFGC		AFGF		AFHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,395	-	5,250	5,486	(92,053)	(32,541)	36,537	24,794
Realized gain (loss) on investments	(17,138)	-	5,312	5,294	597,966	278,682	(26,092)	4,086
Change in unrealized gain (loss) on investments	75,206	-	29,640	15,891	4,535,121	1,287,502	22,444	20,068
Reinvested capital gains	-	-	16,139	-	285,408	1,052,808	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,463	-	56,341	26,671	5,326,442	2,586,451	32,889	48,948

Equity transactions:
Purchase payments received from contract owners (note 4)	300,295	-	614	490	26,460	9,631	12,777	2,460
Transfers between funds	2,700,809	-	102,376	(22,768)	145,044	(88,161)	23,707	57,298
Redemptions (notes 2, 3, and 4)	(8,511)	-	(36,916)	(47,142)	(900,522)	(902,662)	(53,376)	(13,518)
Adjustments to maintain reserves	38	-	(122)	114	572	(271)	50	(29)

Net equity transactions	2,992,631	-	65,952	(69,306)	(728,446)	(981,463)	(16,842)	46,211

Net change in contract owners’ equity	3,061,094	-	122,293	(42,635)	4,597,996	1,604,988	16,047	95,159
Contract owners’ equity at beginning of period	-	-	603,744	646,379	10,867,145	9,262,157	503,529	408,370

Contract owners’ equity at end of period	$3,061,094	-	726,037	603,744	15,465,141	10,867,145	519,576	503,529

CHANGE IN UNITS:
Beginning units	-	-	16,091	17,972	49,615	54,721	7,182	6,474
Units purchased	102,099	-	3,683	1,228	836	45	6,132	3,449
Units redeemed	(12,322)	-	(1,963)	(3,109)	(3,531)	(5,151)	(6,371)	(2,741)

Ending units	89,777	-	17,811	16,091	46,920	49,615	6,943	7,182

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,295	7,176	3,118	2,913	(2,357)	(1,827)	(433)	3,536
Realized gain (loss) on investments	(13,306)	(8,346)	2	19	16,727	233	30,165	(1,229)
Change in unrealized gain (loss) on investments	51,839	37,753	4,206	17,979	103,534	63,210	11,749	74,566
Reinvested capital gains	3,462	36,940	-	-	30,106	10,790	-	13,775

Net increase (decrease) in contract owners’ equity resulting from operations	48,290	73,523	7,326	20,911	148,010	72,406	41,481	90,648

Equity transactions:
Purchase payments received from contract owners (note 4)	406,458	384,916	22,423	13,810	-	-	3,595	134,536
Transfers between funds	21,950	(83,330)	-	-	(50,069)	320,909	(220,281)	(56,374)
Redemptions (notes 2, 3, and 4)	(118,182)	(32,690)	-	(4,271)	-	-	(6,588)	-
Adjustments to maintain reserves	18	(5)	(3)	(7)	4	(3)	6	(9)

Net equity transactions	310,244	268,891	22,420	9,532	(50,065)	320,906	(223,268)	78,153

Net change in contract owners’ equity	358,534	342,414	29,746	30,443	97,945	393,312	(181,787)	168,801
Contract owners’ equity at beginning of period	549,737	207,323	148,449	118,006	539,073	145,761	525,622	356,821

Contract owners’ equity at end of period	$908,271	549,737	178,195	148,449	637,018	539,073	343,835	525,622

CHANGE IN UNITS:
Beginning units	48,970	22,264	13,318	12,383	47,375	16,712	50,587	41,884
Units purchased	61,164	37,771	2,113	1,345	7,132	30,663	4,321	14,396
Units redeemed	(34,674)	(11,065)	-	(410)	(10,980)	-	(25,678)	(5,693)

Ending units	75,460	48,970	15,431	13,318	43,527	47,375	29,230	50,587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW4		AVPAP2		BRVED3		BRVHY3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25)	-	(97,875)	5,784,153	1,082,512	781,577	1,156,503	1,553,903
Realized gain (loss) on investments	1	-	6,575,301	7,554,193	2,506,394	3,668,505	405,060	(112,894)
Change in unrealized gain (loss) on investments	921	-	(7,037,210)	64,583,504	(5,505,137)	31,158,239	71,653	2,986,344
Reinvested capital gains	-	-	27,646,549	31,194,882	8,022,225	15,581,116	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	897	-	27,086,765	109,116,732	6,105,994	51,189,437	1,633,216	4,427,353

Equity transactions:
Purchase payments received from contract owners (note 4)	54,473	-	3,045,433	3,850,569	2,491,422	2,196,798	7,600,033	4,012,858
Transfers between funds	-	-	(14,034,343)	(5,661,280)	3,225,058	670,756	(18,253,349)	22,865,181
Redemptions (notes 2, 3, and 4)	1	-	(61,491,605)	(53,769,934)	(14,092,055)	(13,040,932)	(2,734,430)	(4,252,330)
Adjustments to maintain reserves	-	-	227	(302)	372	(404)	238	51

Net equity transactions	54,474	-	(72,480,288)	(55,580,947)	(8,375,203)	(10,173,782)	(13,387,508)	22,625,760

Net change in contract owners’ equity	55,371	-	(45,393,523)	53,535,785	(2,269,209)	41,015,655	(11,754,292)	27,053,113
Contract owners’ equity at beginning of period	-	-	751,824,542	698,288,757	242,435,051	201,419,396	49,966,508	22,913,395

Contract owners’ equity at end of period	$55,371	-	706,431,019	751,824,542	240,165,842	242,435,051	38,212,216	49,966,508

CHANGE IN UNITS:
Beginning units	-	-	48,793,019	52,660,875	16,520,109	17,237,659	4,274,867	2,224,850
Units purchased	4,129	-	818,999	712,086	2,371,669	1,851,615	2,079,781	4,751,354
Units redeemed	-	-	(5,646,868)	(4,579,942)	(2,875,395)	(2,569,165)	(3,248,883)	(2,701,337)

Ending units	4,129	-	43,965,150	48,793,019	16,016,383	16,520,109	3,105,765	4,274,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVTR3		MLVGA3		DCAP		DCAPS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,788,569	3,993,879	(1,179,872)	(1,297,423)	(142,131)	(41,613)	(840,032)	(534,615)
Realized gain (loss) on investments	2,240,827	339,629	(2,674,484)	(2,037,524)	(60,083)	(89,538)	(2,765,467)	(2,399,278)
Change in unrealized gain (loss) on investments	1,051,473	18,085,961	39,833,585	38,288,560	3,349,058	4,699,214	13,851,582	18,278,513
Reinvested capital gains	19,732,303	1,220,830	19,882,654	12,719,919	2,206,248	2,863,406	7,257,727	10,390,499

Net increase (decrease) in contract owners’ equity resulting from operations	24,813,172	23,640,299	55,861,883	47,673,532	5,353,092	7,431,469	17,503,810	25,735,119

Equity transactions:
Purchase payments received from contract owners (note 4)	45,520,896	53,225,836	10,420,363	4,826,980	122,884	227,218	276,951	774,157
Transfers between funds	3,841,409	(2,507,430)	(15,557,943)	(12,065,769)	(551,097)	(591,607)	(7,954,585)	(3,417,900)
Redemptions (notes 2, 3, and 4)	(19,113,736)	(15,392,639)	(24,938,205)	(25,960,964)	(3,748,153)	(2,463,890)	(9,747,558)	(10,792,495)
Adjustments to maintain reserves	1,584	(685)	1,976	324	434	(440)	(19)	117

Net equity transactions	30,250,153	35,325,082	(30,073,809)	(33,199,429)	(4,175,932)	(2,828,719)	(17,425,211)	(13,436,121)

Net change in contract owners’ equity	55,063,325	58,965,381	25,788,074	14,474,103	1,177,160	4,602,750	78,599	12,298,998
Contract owners’ equity at beginning of period	356,599,362	297,633,981	330,339,510	315,865,407	27,411,426	22,808,676	92,175,328	79,876,330

Contract owners’ equity at end of period	$411,662,687	356,599,362	356,127,584	330,339,510	28,588,586	27,411,426	92,253,927	92,175,328

CHANGE IN UNITS:
Beginning units	33,610,292	30,210,417	18,748,962	20,772,328	747,557	835,497	2,761,476	3,195,645
Units purchased	9,569,240	8,297,527	982,941	777,100	24,363	13,670	173,526	247,357
Units redeemed	(6,928,844)	(4,897,652)	(2,734,595)	(2,800,466)	(133,319)	(101,610)	(659,775)	(681,526)

Ending units	36,250,688	33,610,292	16,997,308	18,748,962	638,601	747,557	2,275,227	2,761,476

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DGI		DSIF		DSIFS		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(71,654)	(33,475)	507,090	796,857	(189,249)	(10,809)	(87,971)	52,860
Realized gain (loss) on investments	721,633	710,612	14,942,940	10,795,996	9,563,141	10,093,791	1,492,526	1,377,602
Change in unrealized gain (loss) on investments	1,084,393	981,180	4,589,487	32,140,364	1,463,440	16,166,722	6,196,974	7,455,471
Reinvested capital gains	962,079	1,462,853	13,230,619	11,036,439	7,535,441	6,860,537	456,253	1,178,797

Net increase (decrease) in contract owners’ equity resulting from operations	2,696,451	3,121,170	33,270,136	54,769,656	18,372,773	33,110,241	8,057,782	10,064,730

Equity transactions:
Purchase payments received from contract owners (note 4)	117,588	143,836	1,943,813	1,821,937	1,192,892	1,073,020	306,011	216,926
Transfers between funds	(133,331)	(343,645)	(4,738,686)	(3,921,658)	(7,753,500)	(5,030,114)	(478,496)	(102,715)
Redemptions (notes 2, 3, and 4)	(1,541,281)	(1,245,027)	(17,003,663)	(24,429,089)	(13,396,100)	(15,523,311)	(3,298,790)	(3,669,305)
Adjustments to maintain reserves	(75)	21	3,814	(2,467)	(289)	320	240	210

Net equity transactions	(1,557,099)	(1,444,815)	(19,794,722)	(26,531,277)	(19,956,997)	(19,480,085)	(3,471,035)	(3,554,884)

Net change in contract owners’ equity	1,139,352	1,676,355	13,475,414	28,238,379	(1,584,224)	13,630,156	4,586,747	6,509,846
Contract owners’ equity at beginning of period	13,553,274	11,876,919	223,875,113	195,636,734	134,098,845	120,468,689	38,792,373	32,282,527

Contract owners’ equity at end of period	$14,692,626	13,553,274	237,350,527	223,875,113	132,514,621	134,098,845	43,379,120	38,792,373

CHANGE IN UNITS:
Beginning units	396,354	442,636	2,915,046	3,296,757	3,569,193	4,135,263	660,931	729,093
Units purchased	8,477	6,680	50,198	57,670	227,878	228,217	11,398	9,842
Units redeemed	(55,336)	(52,962)	(310,808)	(439,381)	(756,993)	(794,287)	(68,994)	(78,004)

Ending units	349,495	396,354	2,654,436	2,915,046	3,040,078	3,569,193	603,335	660,931

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVDLS		DVMCSS		DVSCS		CHSMM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,342)	(11,400)	(307,364)	(377,026)	(232,822)	(378,098)	(49,712)	51,806
Realized gain (loss) on investments	(17,665)	(20,724)	(1,360,261)	(527,313)	(1,340,694)	1,870,302	-	-
Change in unrealized gain (loss) on investments	148,083	23,735	3,983,603	3,796,899	4,360,485	5,270,214	-	-
Reinvested capital gains	-	162,387	-	2,275,580	3,416,214	5,975,171	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,076	153,998	2,315,978	5,168,140	6,203,183	12,737,589	(49,712)	51,806

Equity transactions:
Purchase payments received from contract owners (note 4)	1,879	1,374	2,825,615	2,181,922	575,752	727,089	996,388	354,637
Transfers between funds	(97,576)	(66,711)	(885,733)	(320,658)	(1,143,532)	(731,981)	708,763	350,926
Redemptions (notes 2, 3, and 4)	(28,109)	(45,985)	(2,203,321)	(2,282,372)	(6,062,832)	(8,976,734)	(156,628)	(452,502)
Adjustments to maintain reserves	68	(74)	306	(43)	497	(511)	202	131

Net equity transactions	(123,738)	(111,396)	(263,133)	(421,151)	(6,630,115)	(8,982,137)	1,548,725	253,192

Net change in contract owners’ equity	338	42,602	2,052,845	4,746,989	(426,932)	3,755,452	1,499,013	304,998
Contract owners’ equity at beginning of period	840,273	797,671	33,147,670	28,400,681	68,747,841	64,992,389	5,397,812	5,092,814

Contract owners’ equity at end of period	$840,611	840,273	35,200,515	33,147,670	68,320,909	68,747,841	6,896,825	5,397,812

CHANGE IN UNITS:
Beginning units	33,308	37,666	2,526,416	2,557,928	1,588,614	1,815,204	539,381	514,302
Units purchased	3,630	1,424	684,702	378,657	199,221	145,078	976,790	328,768
Units redeemed	(8,479)	(5,782)	(687,519)	(410,169)	(338,767)	(371,668)	(823,831)	(303,689)

Ending units	28,459	33,308	2,523,599	2,526,416	1,449,068	1,588,614	692,340	539,381

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVHY2		DWVSVS		DWVVLS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$307,694	258,043	(240,173)	(446,215)	31,104	24,488	1,011,670	2,007,350
Realized gain (loss) on investments	(177,622)	(32,063)	(2,289,240)	779,641	(63,348)	20,077	(1,150,357)	58,158
Change in unrealized gain (loss) on investments	101,082	462,870	(728,310)	7,604,064	(113,435)	231,936	(219,735)	1,839,155
Reinvested capital gains	-	-	3,020,876	4,715,968	110,827	166,089	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	231,154	688,850	(236,847)	12,653,458	(34,852)	442,590	(358,422)	3,904,663

Equity transactions:
Purchase payments received from contract owners (note 4)	2,301,937	1,173,796	4,274,652	5,848,265	26,781	83,215	1,732,191	4,350,576
Transfers between funds	(4,749,050)	7,028,508	(10,695)	(2,277,936)	(255,355)	(119,935)	(10,147,936)	(7,616,127)
Redemptions (notes 2, 3, and 4)	(1,039,245)	(524,344)	(3,760,339)	(4,624,912)	(88,857)	(88,082)	(4,887,139)	(6,436,803)
Adjustments to maintain reserves	66	(88)	685	(460)	7	24	1,323	8,624

Net equity transactions	(3,486,292)	7,677,872	504,303	(1,055,043)	(317,424)	(124,778)	(13,301,561)	(9,693,730)

Net change in contract owners’ equity	(3,255,138)	8,366,722	267,456	11,598,415	(352,276)	317,812	(13,659,983)	(5,789,067)
Contract owners’ equity at beginning of period	11,255,887	2,889,165	60,038,318	48,439,903	2,679,199	2,361,387	68,898,595	74,687,662

Contract owners’ equity at end of period	$8,000,749	11,255,887	60,305,774	60,038,318	2,326,923	2,679,199	55,238,612	68,898,595

CHANGE IN UNITS:
Beginning units	1,015,022	299,403	3,517,430	3,576,288	138,474	145,302	6,274,991	7,168,898
Units purchased	1,224,421	1,238,925	1,217,294	1,114,377	12,200	8,803	684,584	1,523,616
Units redeemed	(1,552,041)	(523,306)	(1,078,091)	(1,173,235)	(30,155)	(15,631)	(1,959,779)	(2,417,523)

Ending units	687,402	1,015,022	3,656,633	3,517,430	120,519	138,474	4,999,796	6,274,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FQBS		FVU2S		FAMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,094	81,334	168,573	200,088	3,217	2,828	137,909	342,851
Realized gain (loss) on investments	(23,895)	(22,885)	48,716	(46,863)	539	57	566,670	181,209
Change in unrealized gain (loss) on investments	247,483	317,598	689,589	1,022,190	(7,642)	87,285	9,049,351	9,212,432
Reinvested capital gains	14,700	190	46,726	625	-	-	1,113,774	3,731,035

Net increase (decrease) in contract owners’ equity resulting from operations	310,382	376,237	953,604	1,176,040	(3,886)	90,170	10,867,704	13,467,527

Equity transactions:
Purchase payments received from contract owners (note 4)	21,036	20,562	61,146	23,521	770	2,494	613,585	571,281
Transfers between funds	357,547	(21,742)	(301,755)	(285,597)	(6,133)	19,873	(1,242,351)	(696,858)
Redemptions (notes 2, 3, and 4)	(440,862)	(546,431)	(1,023,268)	(1,387,888)	(26,003)	(27,079)	(6,295,739)	(10,186,594)
Adjustments to maintain reserves	37	(52)	151	(141)	41	(32)	968	(619)

Net equity transactions	(62,242)	(547,663)	(1,263,726)	(1,650,105)	(31,325)	(4,744)	(6,923,537)	(10,312,790)

Net change in contract owners’ equity	248,140	(171,426)	(310,122)	(474,065)	(35,211)	85,426	3,944,167	3,154,737
Contract owners’ equity at beginning of period	4,775,752	4,947,178	15,764,545	16,238,610	580,982	495,556	87,733,463	84,578,726

Contract owners’ equity at end of period	$5,023,892	4,775,752	15,454,423	15,764,545	545,771	580,982	91,677,630	87,733,463

CHANGE IN UNITS:
Beginning units	278,446	311,338	1,054,260	1,167,224	54,311	54,758	1,652,739	1,862,553
Units purchased	33,875	18,867	92,273	47,214	7,822	2,565	17,764	16,072
Units redeemed	(38,415)	(51,759)	(172,904)	(160,178)	(10,772)	(3,012)	(148,370)	(225,886)

Ending units	273,906	278,446	973,629	1,054,260	51,361	54,311	1,522,133	1,652,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FB2		FC2		FEI2		FEIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(642,425)	1,558,145	(411,335)	(25,755)	294,829	735,428	1,126,048	1,692,492
Realized gain (loss) on investments	13,396,754	1,195,420	551,280	6,264	(2,675,167)	4,361,002	8,579,802	(287,123)
Change in unrealized gain (loss) on investments	122,874,645	77,730,304	8,648,044	712,851	4,376,038	40,048,524	(9,914,679)	41,589,850
Reinvested capital gains	9,452,230	21,546,765	91,477	-	12,727,690	19,123,335	11,340,566	17,158,685

Net increase (decrease) in contract owners’ equity resulting from operations	145,081,204	102,030,634	8,879,466	693,360	14,723,390	64,268,289	11,131,737	60,153,904

Equity transactions:
Purchase payments received from contract owners (note 4)	104,365,833	138,155,428	39,289,577	6,486,940	15,633,916	12,034,054	1,899,699	1,881,713
Transfers between funds	(22,898,646)	25,217,414	6,908,433	3,983,586	(4,582,574)	(7,908,080)	(4,945,967)	(4,812,294)
Redemptions (notes 2, 3, and 4)	(30,161,347)	(21,606,372)	(863,592)	(80,413)	(25,496,332)	(29,592,328)	(19,536,751)	(27,936,449)
Adjustments to maintain reserves	644	1,227	(86)	(51)	33	(857)	2,953	(220)

Net equity transactions	51,306,484	141,767,697	45,334,332	10,390,062	(14,444,957)	(25,467,211)	(22,580,066)	(30,867,250)

Net change in contract owners’ equity	196,387,688	243,798,331	54,213,798	11,083,422	278,433	38,801,078	(11,448,329)	29,286,654
Contract owners’ equity at beginning of period	641,316,929	397,518,598	11,083,422	-	301,864,078	263,063,000	275,190,117	245,903,463

Contract owners’ equity at end of period	$837,704,617	641,316,929	65,297,220	11,083,422	302,142,511	301,864,078	263,741,788	275,190,117

CHANGE IN UNITS:
Beginning units	46,535,382	35,320,687	271,824	-	9,856,666	10,753,975	3,079,159	3,475,394
Units purchased	13,281,483	14,636,901	1,104,643	280,639	1,391,586	1,129,697	37,975	32,202
Units redeemed	(9,365,628)	(3,422,206)	(180,144)	(8,815)	(1,837,832)	(2,027,006)	(311,515)	(428,437)

Ending units	50,451,237	46,535,382	1,196,323	271,824	9,410,420	9,856,666	2,805,619	3,079,159

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEMS2		FF10S		FF10S2		FF20S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(74,434)	(1,908)	(5,536)	32,723	(933,040)	1,139,449	(15,785)	45,728
Realized gain (loss) on investments	(71,482)	318,771	39,952	20,246	5,595,015	3,214,681	159,410	102,549
Change in unrealized gain (loss) on investments	2,713,016	751,782	316,076	400,445	11,286,745	17,556,636	305,179	850,711
Reinvested capital gains	1,045,404	-	226,757	201,406	11,400,157	10,164,867	486,463	492,601

Net increase (decrease) in contract owners’ equity resulting from operations	3,612,504	1,068,645	577,249	654,820	27,348,877	32,075,633	935,267	1,491,589

Equity transactions:
Purchase payments received from contract owners (note 4)	4,836,365	2,103,423	117,652	44,106	10,363,774	12,869,654	94,990	250,743
Transfers between funds	10,396,671	2,385,232	532,376	127,427	26,660,689	11,270,056	193,829	146,441
Redemptions (notes 2, 3, and 4)	(333,868)	(302,829)	(550,557)	(257,892)	(30,168,057)	(24,077,768)	(1,651,312)	(2,114,725)
Adjustments to maintain reserves	53	(109)	20	(92)	118	(171)	52	(64)

Net equity transactions	14,899,221	4,185,717	99,491	(86,451)	6,856,524	61,771	(1,362,441)	(1,717,605)

Net change in contract owners’ equity	18,511,725	5,254,362	676,740	568,369	34,205,401	32,137,404	(427,174)	(226,016)
Contract owners’ equity at beginning of period	7,957,750	2,703,388	5,019,968	4,451,599	261,706,715	229,569,311	8,546,905	8,772,921

Contract owners’ equity at end of period	$26,469,475	7,957,750	5,696,708	5,019,968	295,912,116	261,706,715	8,119,731	8,546,905

CHANGE IN UNITS:
Beginning units	759,030	328,114	286,639	290,998	14,119,750	14,151,513	466,941	567,701
Units purchased	1,419,301	1,258,556	60,662	27,445	2,974,698	1,851,400	55,626	39,661
Units redeemed	(216,464)	(827,640)	(54,305)	(31,804)	(2,672,151)	(1,883,163)	(131,354)	(140,421)

Ending units	1,961,867	759,030	292,996	286,639	14,422,297	14,119,750	391,213	466,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF20S2		FF30S		FF30S2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,681,708)	1,191,560	(17,671)	80,399	(398,696)	95,768	(7,079,885)	(5,924,342)
Realized gain (loss) on investments	7,938,773	10,103,519	264,049	363,304	833,188	642,056	12,923,529	6,112,922
Change in unrealized gain (loss) on investments	19,401,813	33,431,865	1,108,798	1,629,073	6,265,560	9,986,751	118,042,821	81,987,671
Reinvested capital gains	23,282,960	22,189,642	667,285	424,168	3,439,449	2,342,284	44,077,475	24,651,354

Net increase (decrease) in contract owners’ equity resulting from operations	48,941,838	66,916,586	2,022,461	2,496,944	10,139,501	13,066,859	167,963,940	106,827,605

Equity transactions:
Purchase payments received from contract owners (note 4)	3,710,881	4,358,055	608,759	757,846	6,073,449	4,902,139	80,012,857	30,514,729
Transfers between funds	(2,874,278)	(717,213)	264,893	366,010	(1,012,722)	520,483	(35,744,238)	(11,164,255)
Redemptions (notes 2, 3, and 4)	(35,591,691)	(46,742,011)	(912,580)	(1,303,919)	(4,657,233)	(7,184,811)	(36,471,301)	(39,725,779)
Adjustments to maintain reserves	26	(16)	33	1	300	(336)	682	(973)

Net equity transactions	(34,755,062)	(43,101,185)	(38,895)	(180,062)	403,794	(1,762,525)	7,798,000	(20,376,278)

Net change in contract owners’ equity	14,186,776	23,815,401	1,983,566	2,316,882	10,543,295	11,304,334	175,761,940	86,451,327
Contract owners’ equity at beginning of period	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306	426,854,619	340,403,292

Contract owners’ equity at end of period	$422,343,896	408,157,120	15,635,658	13,652,092	81,723,935	71,180,640	602,616,559	426,854,619

CHANGE IN UNITS:
Beginning units	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498	10,118,386	10,652,368
Units purchased	785,085	1,022,265	85,970	96,957	411,224	373,317	3,102,838	1,898,725
Units redeemed	(2,491,487)	(3,327,547)	(90,047)	(110,340)	(417,462)	(474,210)	(3,080,555)	(2,432,707)

Ending units	18,407,215	20,113,617	690,190	694,267	3,249,367	3,255,605	10,140,669	10,118,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGP		FHIP		FIGBP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,411,147	8,272,130	(5,654,076)	(4,168,574)	1,212,476	1,394,752	6,554,457	9,392,999
Realized gain (loss) on investments	880,094	1,230,094	31,571,724	31,640,192	(816,619)	(393,199)	2,431,547	(1,833,859)
Change in unrealized gain (loss) on investments	22,995,021	58,950,274	95,922,433	56,539,514	(107,392)	3,765,049	53,978,591	46,333,027
Reinvested capital gains	24,600,061	31,114,208	42,663,530	24,159,048	-	-	337,730	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,886,323	99,566,706	164,503,611	108,170,180	288,465	4,766,602	63,302,325	53,892,167

Equity transactions:
Purchase payments received from contract owners (note 4)	79,200,094	111,327,713	2,545,670	3,255,207	278,090	555,725	99,115,438	132,763,863
Transfers between funds	2,969,829	27,321,875	(5,143,954)	(5,074,480)	(743,139)	(25,113)	40,553,320	11,953,340
Redemptions (notes 2, 3, and 4)	(18,581,583)	(14,420,418)	(34,547,196)	(39,481,277)	(2,965,155)	(4,488,734)	(49,584,847)	(44,651,860)
Adjustments to maintain reserves	93	5,141	8,899	490	431	(19)	(251)	139

Net equity transactions	63,588,433	124,234,311	(37,136,581)	(41,300,060)	(3,429,773)	(3,958,141)	90,083,660	100,065,482

Net change in contract owners’ equity	115,474,756	223,801,017	127,367,030	66,870,120	(3,141,308)	808,461	153,385,985	153,957,649
Contract owners’ equity at beginning of period	526,717,527	302,916,510	413,686,212	346,816,092	37,133,888	36,325,427	815,002,840	661,045,191

Contract owners’ equity at end of period	$642,192,283	526,717,527	541,053,242	413,686,212	33,992,580	37,133,888	968,388,825	815,002,840

CHANGE IN UNITS:
Beginning units	35,508,567	26,122,667	2,727,202	3,027,532	912,609	1,021,563	51,919,394	45,562,385
Units purchased	11,581,988	13,586,112	77,622	42,988	100,263	80,640	16,803,606	13,922,740
Units redeemed	(6,338,459)	(4,200,212)	(288,521)	(343,318)	(189,585)	(189,594)	(11,619,102)	(7,565,731)

Ending units	40,752,096	35,508,567	2,516,303	2,727,202	823,287	912,609	57,103,898	51,919,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBS		FMC2		FMCS		FNRS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$122,587	185,413	(2,392,220)	(2,048,750)	(107,678)	(88,717)	389,979	115,141
Realized gain (loss) on investments	155,323	16,513	(5,258,998)	132,747	(475,616)	16,259	(16,024,519)	(5,619,277)
Change in unrealized gain (loss) on investments	827,564	795,511	45,398,980	19,921,547	2,733,253	1,429,815	(3,474,100)	10,378,292
Reinvested capital gains	5,425	-	-	27,098,459	-	1,844,366	-	42,282

Net increase (decrease) in contract owners’ equity resulting from operations	1,110,899	997,437	37,747,762	45,104,003	2,149,959	3,201,723	(19,108,640)	4,916,438

Equity transactions:
Purchase payments received from contract owners (note 4)	244,010	192,959	1,832,622	2,308,149	285,085	328,352	2,697,530	3,047,920
Transfers between funds	2,596,937	2,289,414	(12,420,468)	2,963,502	(1,076,206)	(438,821)	1,443,803	(1,379,579)
Redemptions (notes 2, 3, and 4)	(2,050,631)	(1,597,976)	(20,774,762)	(25,682,161)	(1,466,190)	(1,817,718)	(4,325,508)	(7,046,678)
Adjustments to maintain reserves	(339)	588	(115)	(651)	52	(12)	368	546

Net equity transactions	789,977	884,985	(31,362,723)	(20,411,161)	(2,257,259)	(1,928,199)	(183,807)	(5,377,791)

Net change in contract owners’ equity	1,900,876	1,882,422	6,385,039	24,692,842	(107,300)	1,273,524	(19,292,447)	(461,353)
Contract owners’ equity at beginning of period	14,031,105	12,148,683	235,370,533	210,677,691	16,601,354	15,327,830	61,199,263	61,660,616

Contract owners’ equity at end of period	$15,931,981	14,031,105	241,755,572	235,370,533	16,494,054	16,601,354	41,906,816	61,199,263

CHANGE IN UNITS:
Beginning units	884,903	827,555	5,073,669	5,517,742	763,210	857,905	4,651,695	5,084,672
Units purchased	266,597	223,214	707,153	657,473	31,539	23,514	2,771,297	836,577
Units redeemed	(219,469)	(165,866)	(1,289,462)	(1,101,546)	(143,616)	(118,209)	(2,595,066)	(1,269,554)

Ending units	932,031	884,903	4,491,360	5,073,669	651,133	763,210	4,827,926	4,651,695

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FO2		FOP		FRESS2		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,179,993)	(53,347)	(427,271)	185,981	42,539	10,330	(3,558)	8,454
Realized gain (loss) on investments	1,346,325	527,688	2,046,992	264,456	(434,576)	613,503	(176,123)	141,326
Change in unrealized gain (loss) on investments	11,914,755	17,367,722	4,608,547	9,153,417	(786,567)	616,391	114,317	535,939
Reinvested capital gains	394,022	3,542,648	223,482	1,802,471	346,315	119,367	183,590	370,679

Net increase (decrease) in contract owners’ equity resulting from operations	12,475,109	21,384,711	6,451,750	11,406,325	(832,289)	1,359,591	118,226	1,056,398

Equity transactions:
Purchase payments received from contract owners (note 4)	3,695,396	4,979,850	356,602	395,313	2,012,227	2,800,441	30,879	36,299
Transfers between funds	(5,448,641)	(5,116,469)	(1,153,638)	(574,556)	(1,620,875)	1,034,777	(175,456)	(106,393)
Redemptions (notes 2, 3, and 4)	(7,277,874)	(8,761,465)	(3,732,191)	(4,721,758)	(549,813)	(729,367)	(233,242)	(504,069)
Adjustments to maintain reserves	307	(1,005)	4,324	(562)	120	(111)	64	(104)

Net equity transactions	(9,030,812)	(8,899,089)	(4,524,903)	(4,901,563)	(158,341)	3,105,740	(377,755)	(574,267)

Net change in contract owners’ equity	3,444,297	12,485,622	1,926,847	6,504,762	(990,630)	4,465,331	(259,529)	482,131
Contract owners’ equity at beginning of period	97,608,720	85,123,098	52,253,815	45,749,053	9,190,357	4,725,026	3,882,954	3,400,823

Contract owners’ equity at end of period	$101,053,017	97,608,720	54,180,662	52,253,815	8,199,727	9,190,357	3,623,425	3,882,954

CHANGE IN UNITS:
Beginning units	3,623,703	3,960,462	1,360,073	1,502,540	666,837	412,769	130,997	152,249
Units purchased	411,609	512,929	23,533	23,245	296,197	864,013	11,356	17,775
Units redeemed	(731,295)	(849,688)	(148,873)	(165,712)	(318,659)	(609,945)	(27,727)	(39,027)

Ending units	3,304,017	3,623,703	1,234,733	1,360,073	644,375	666,837	114,626	130,997

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,000)	67	229,464	(40,416)	(66,897)	1,596,086	6,082,515	5,750,920
Realized gain (loss) on investments	79,333	289,174	505,950	131,287	(7,581,609)	(1,099,522)	(4,140,984)	(1,876,271)
Change in unrealized gain (loss) on investments	(51,309)	621,534	133,488	1,958,989	(7,827,403)	7,814,328	(8,446,562)	(3,306,061)
Reinvested capital gains	242,694	488,669	219,442	-	22,886,178	5,567,784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,718	1,399,444	1,088,344	2,049,860	7,410,269	13,878,676	(6,505,031)	568,588

Equity transactions:
Purchase payments received from contract owners (note 4)	55,612	96,782	76,314	81,300	3,082,153	3,133,185	1,970,134	1,864,745
Transfers between funds	(31,179)	(65,388)	(969,992)	(292,128)	(5,132,409)	(1,514,091)	(4,573,274)	(3,481,159)
Redemptions (notes 2, 3, and 4)	(442,903)	(920,819)	(710,236)	(816,812)	(6,913,986)	(8,166,311)	(8,373,534)	(9,259,359)
Adjustments to maintain reserves	(250)	(42)	151	(195)	51	164	832	(50)

Net equity transactions	(418,720)	(889,467)	(1,603,763)	(1,027,835)	(8,964,191)	(6,547,053)	(10,975,842)	(10,875,823)

Net change in contract owners’ equity	(164,002)	509,977	(515,419)	1,022,025	(1,553,922)	7,331,623	(17,480,873)	(10,307,235)
Contract owners’ equity at beginning of period	5,213,386	4,703,409	9,772,585	8,750,560	86,937,569	79,605,946	99,297,262	109,604,497

Contract owners’ equity at end of period	$5,049,384	5,213,386	9,257,166	9,772,585	85,383,647	86,937,569	81,816,389	99,297,262

CHANGE IN UNITS:
Beginning units	126,904	151,463	795,837	889,456	5,922,543	6,404,078	10,542,396	11,681,077
Units purchased	7,592	7,398	48,613	84,418	635,283	414,497	985,446	830,317
Units redeemed	(19,130)	(31,957)	(192,023)	(178,037)	(1,267,716)	(896,032)	(2,229,270)	(1,968,998)

Ending units	115,366	126,904	652,427	795,837	5,290,110	5,922,543	9,298,572	10,542,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVIS2		FTVMD2		FTVRD2		FTVSI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,635,775	8,797,574	19,311	15,067	(58,667)	(73,670)	60,206	69,125
Realized gain (loss) on investments	(9,642,551)	418,114	(183,482)	(35,391)	890,222	1,876,192	1,677	(743)
Change in unrealized gain (loss) on investments	(4,330,879)	17,919,804	52,548	160,573	1,536,152	1,028,864	(8,872)	28,316
Reinvested capital gains	169,774	3,796,198	19,464	130,381	1,651,377	5,242,003	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,167,881)	30,931,690	(92,159)	270,630	4,019,084	8,073,389	53,011	96,698

Equity transactions:
Purchase payments received from contract owners (note 4)	6,797,487	7,134,017	27,673	131,769	663,579	142,778	12,424	-
Transfers between funds	(12,854,951)	(8,371,904)	(208,344)	(45,630)	(1,480,031)	(1,265,188)	119,120	263,985
Redemptions (notes 2, 3, and 4)	(17,871,532)	(20,732,607)	(248,850)	(58,088)	(5,406,750)	(3,756,813)	(9,105)	(26,401)
Adjustments to maintain reserves	294	21	(12)	4	(16)	53	12	(11)

Net equity transactions	(23,928,702)	(21,970,473)	(429,533)	28,055	(6,223,218)	(4,879,170)	122,451	237,573

Net change in contract owners’ equity	(29,096,583)	8,961,217	(521,692)	298,685	(2,204,134)	3,194,219	175,462	334,271
Contract owners’ equity at beginning of period	234,370,094	225,408,877	1,423,693	1,125,008	34,367,446	31,173,227	1,518,227	1,183,956

Contract owners’ equity at end of period	$205,273,511	234,370,094	902,001	1,423,693	32,163,312	34,367,446	1,693,689	1,518,227

CHANGE IN UNITS:
Beginning units	13,162,556	14,462,828	92,937	90,901	884,745	1,023,109	133,696	112,176
Units purchased	2,790,097	1,209,923	16,202	14,839	30,248	18,544	25,982	24,140
Units redeemed	(4,359,145)	(2,510,195)	(47,229)	(12,803)	(189,998)	(156,908)	(15,068)	(2,620)

Ending units	11,593,508	13,162,556	61,910	92,937	724,995	884,745	144,610	133,696

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		TIF2		GVGMNS		GVMSAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,815	(331,083)	462,140	65,863	(130,083)	(19,536)	11,611	28,628
Realized gain (loss) on investments	(8,019,412)	(6,881,550)	(1,726,209)	(1,312,523)	(9,595)	114,046	(6,493)	99
Change in unrealized gain (loss) on investments	8,027,291	11,151,631	745,350	3,849,551	199,596	498,807	83,033	18,113
Reinvested capital gains	4,481,966	12,970,972	-	288,506	140,736	437,634	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,552,660	16,909,970	(518,719)	2,891,397	200,654	1,030,951	88,151	46,840

Equity transactions:
Purchase payments received from contract owners (note 4)	360,534	439,586	201,465	120,907	86,449	101,290	392,502	339,886
Transfers between funds	1,334,463	(1,351,421)	923,747	742,839	(509,709)	(1,579,720)	31,405	834,670
Redemptions (notes 2, 3, and 4)	(7,957,814)	(8,868,280)	(2,504,789)	(3,085,813)	(358,359)	(812,029)	(177,577)	(27,188)
Adjustments to maintain reserves	(7)	(28)	373	(324)	94	(158)	41	(22)

Net equity transactions	(6,262,824)	(9,780,143)	(1,379,204)	(2,222,391)	(781,525)	(2,290,617)	246,371	1,147,346

Net change in contract owners’ equity	(1,710,164)	7,129,827	(1,897,923)	669,006	(580,871)	(1,259,666)	334,522	1,194,186
Contract owners’ equity at beginning of period	78,834,487	71,704,660	28,327,657	27,658,651	10,483,665	11,743,331	1,625,373	431,187

Contract owners’ equity at end of period	$77,124,323	78,834,487	26,429,734	28,327,657	9,902,794	10,483,665	1,959,895	1,625,373

CHANGE IN UNITS:
Beginning units	1,819,674	2,065,774	1,265,143	1,368,003	818,810	1,013,151	161,311	45,915
Units purchased	319,406	167,079	154,535	96,404	40,394	42,841	52,919	118,159
Units redeemed	(420,714)	(413,179)	(207,064)	(199,264)	(103,846)	(237,182)	(29,356)	(2,763)

Ending units	1,718,366	1,819,674	1,212,614	1,265,143	755,358	818,810	184,874	161,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVSSCS		RSRF		RVARS		ACEG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,036)	(1,784)	30	11	(46,747)	99,875	(74,161)	(67,260)
Realized gain (loss) on investments	(76,049)	(81,869)	(34)	(43)	289,738	86,467	231,865	163,904
Change in unrealized gain (loss) on investments	93,322	225,568	316	342	531,346	284,904	1,090,134	563,225
Reinvested capital gains	6,194	11,266	-	-	-	-	407,683	683,909

Net increase (decrease) in contract owners’ equity resulting from operations	21,431	153,181	312	310	774,337	471,246	1,655,521	1,343,778

Equity transactions:
Purchase payments received from contract owners (note 4)	28,251	39,328	-	-	78,463	86,385	99,060	14,648
Transfers between funds	(68,308)	(204,957)	377	657	35,743	(245,460)	265,090	(90,376)
Redemptions (notes 2, 3, and 4)	(12,930)	(169,368)	-	-	(1,025,216)	(1,066,594)	(531,783)	(556,007)
Adjustments to maintain reserves	41	5	(2)	2	306	(224)	224	(121)

Net equity transactions	(52,946)	(334,992)	375	659	(910,704)	(1,225,893)	(167,409)	(631,856)

Net change in contract owners’ equity	(31,515)	(181,811)	687	969	(136,367)	(754,647)	1,488,112	711,922
Contract owners’ equity at beginning of period	543,956	725,767	6,202	5,233	13,888,315	14,642,962	4,737,817	4,025,895

Contract owners’ equity at end of period	$512,441	543,956	6,889	6,202	13,751,948	13,888,315	6,225,929	4,737,817

CHANGE IN UNITS:
Beginning units	27,823	45,953	637	565	1,412,374	1,539,831	202,090	231,155
Units purchased	5,076	5,594	51	90	498,636	97,764	72,151	26,065
Units redeemed	(8,590)	(23,724)	(11)	(18)	(586,378)	(225,221)	(84,770)	(55,130)

Ending units	24,309	27,823	677	637	1,324,632	1,412,374	189,471	202,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA1		IVMCC2		OVAG		OVAG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,408	(918)	(164,906)	(210,144)	(158,608)	(145,240)	(147,708)	-
Realized gain (loss) on investments	(3,006)	(6,584)	(642,523)	(527,815)	59,769	245,559	566,470	-
Change in unrealized gain (loss) on investments	(2,822)	34,988	(797,148)	2,095,074	3,295,764	1,844,169	5,243,073	-
Reinvested capital gains	10,512	-	2,854,756	1,579,235	987,369	1,343,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,092	27,486	1,250,179	2,936,350	4,184,294	3,288,067	5,661,835	-

Equity transactions:
Purchase payments received from contract owners (note 4)	51,717	-	183,517	23,338	218,062	152,929	7,337	-
Transfers between funds	69	731	(1,014)	(2,887)	(638,773)	710,234	12,644,905	-
Redemptions (notes 2, 3, and 4)	(9,927)	(24,268)	(1,150,421)	(755,604)	(1,114,089)	(1,018,964)	(925,059)	-
Adjustments to maintain reserves	1	3	267	(308)	45	(93)	(193,218)	-

Net equity transactions	41,860	(23,534)	(967,651)	(735,461)	(1,534,755)	(155,894)	11,533,965	-

Net change in contract owners’ equity	61,952	3,952	282,528	2,200,889	2,649,539	3,132,173	17,195,800	-
Contract owners’ equity at beginning of period	201,364	197,412	15,003,231	12,802,342	12,110,594	8,978,421	-	-

Contract owners’ equity at end of period	$263,316	201,364	15,285,759	15,003,231	14,760,133	12,110,594	17,195,800	-

CHANGE IN UNITS:
Beginning units	15,517	17,442	923,919	968,161	815,351	831,417	-	-
Units purchased	3,755	58	124,849	72,379	68,245	138,718	1,454,361	-
Units redeemed	(792)	(1,983)	(169,968)	(116,621)	(168,080)	(154,784)	(280,335)	-

Ending units	18,480	15,517	878,800	923,919	715,516	815,351	1,174,026	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVB		OVGI		OVGIS		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$305,098	324,766	21,050	(22,365)	(657,823)	(1,322,494)	(809,766)	(542,373)
Realized gain (loss) on investments	305,879	145,032	(296,627)	25,910	(87,790)	13,057,985	1,562,636	9,260,073
Change in unrealized gain (loss) on investments	673,017	780,631	425,649	1,103,086	4,591,120	5,536,661	25,844,807	5,981,307
Reinvested capital gains	-	-	1,052,285	1,822,125	16,499,165	29,929,637	4,601,117	18,480,518

Net increase (decrease) in contract owners’ equity resulting from operations	1,283,994	1,250,429	1,202,357	2,928,756	20,344,672	47,201,789	31,198,794	33,179,525

Equity transactions:
Purchase payments received from contract owners (note 4)	280,717	175,951	316,883	352,819	4,283,744	4,259,912	973,946	1,013,852
Transfers between funds	2,374,467	(173,694)	(451,853)	65,773	(14,548,227)	(3,146,731)	(3,772,389)	(3,242,625)
Redemptions (notes 2, 3, and 4)	(1,859,226)	(2,131,409)	(973,629)	(1,605,426)	(17,295,787)	(21,175,795)	(10,866,285)	(13,885,861)
Adjustments to maintain reserves	78	(8)	32	(105)	1,214	(255)	(77)	32

Net equity transactions	796,036	(2,129,160)	(1,108,567)	(1,186,939)	(27,559,056)	(20,062,869)	(13,664,805)	(16,114,602)

Net change in contract owners’ equity	2,080,030	(878,731)	93,790	1,741,817	(7,214,384)	27,138,920	17,533,989	17,064,923
Contract owners’ equity at beginning of period	15,402,935	16,281,666	11,737,375	9,995,558	188,963,813	161,824,893	133,230,682	116,165,759

Contract owners’ equity at end of period	$17,482,965	15,402,935	11,831,165	11,737,375	181,749,429	188,963,813	150,764,671	133,230,682

CHANGE IN UNITS:
Beginning units	696,890	792,366	512,894	569,239	5,494,477	6,094,730	1,606,006	1,827,157
Units purchased	142,422	27,494	49,247	41,011	449,138	730,785	26,972	25,866
Units redeemed	(125,504)	(122,970)	(102,390)	(97,356)	(1,226,977)	(1,331,038)	(188,658)	(247,017)

Ending units	713,808	696,890	459,751	512,894	4,716,638	5,494,477	1,444,320	1,606,006

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGSS		OVIG		OVIGS		OVMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,296,464)	(1,063,723)	6,957	9,063	(526,613)	(474,865)	175,766	213,609
Realized gain (loss) on investments	1,035,373	(635,655)	1,877	3,933	1,209,804	323,135	453,668	(88,918)
Change in unrealized gain (loss) on investments	24,055,564	13,483,731	265,888	282,821	9,690,848	10,222,603	1,752,022	2,977,265
Reinvested capital gains	4,280,138	18,439,810	20,852	78,188	759,632	2,694,175	542,875	374,032

Net increase (decrease) in contract owners’ equity resulting from operations	28,074,611	30,224,163	295,574	374,005	11,133,671	12,765,048	2,924,331	3,475,988

Equity transactions:
Purchase payments received from contract owners (note 4)	4,994,833	4,812,964	28,316	101,417	5,223,899	4,448,564	102,242	259,440
Transfers between funds	(11,153,015)	(3,479,061)	(144,693)	(17,173)	(6,590,724)	104,629	701,869	(238,619)
Redemptions (notes 2, 3, and 4)	(11,199,118)	(10,604,024)	(161,553)	(44,667)	(3,035,104)	(3,214,678)	(1,886,640)	(3,132,199)
Adjustments to maintain reserves	559	(16)	16	3	321	(360)	(33)	148

Net equity transactions	(17,356,741)	(9,270,137)	(277,914)	39,580	(4,401,608)	1,338,155	(1,082,562)	(3,111,230)

Net change in contract owners’ equity	10,717,870	20,954,026	17,660	413,585	6,732,063	14,103,203	1,841,769	364,758
Contract owners’ equity at beginning of period	126,494,146	105,540,120	1,722,366	1,308,781	61,577,746	47,474,543	23,247,612	22,882,854

Contract owners’ equity at end of period	$137,212,016	126,494,146	1,740,026	1,722,366	68,309,809	61,577,746	25,089,381	23,247,612

CHANGE IN UNITS:
Beginning units	2,963,169	3,193,358	124,703	121,300	5,652,376	5,495,598	618,103	706,855
Units purchased	175,409	489,662	9,729	16,324	871,867	1,094,375	37,474	8,556
Units redeemed	(581,537)	(719,851)	(30,194)	(12,921)	(1,265,647)	(937,597)	(67,970)	(97,308)

Ending units	2,557,041	2,963,169	104,238	124,703	5,258,596	5,652,376	587,607	618,103

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67,126	38,091	199,243	118,248	(31,574)	(61,329)	(1,121,143)	(1,517,736)
Realized gain (loss) on investments	(17,126)	(7,696)	(213,158)	(121,219)	(88,357)	(244,991)	(4,043,072)	(1,306,249)
Change in unrealized gain (loss) on investments	(29,481)	107,139	22,433	544,338	804,879	954,808	22,821,279	14,523,402
Reinvested capital gains	-	-	-	-	63,548	531,307	1,365,685	9,136,201

Net increase (decrease) in contract owners’ equity resulting from operations	20,519	137,534	8,518	541,367	748,496	1,179,795	19,022,749	20,835,618

Equity transactions:
Purchase payments received from contract owners (note 4)	43,814	95,229	9,209	41,922	82,041	170,919	4,706,038	4,228,781
Transfers between funds	(122,065)	216,963	(646,561)	(43,837)	(86,328)	(407,718)	(4,740,638)	1,041,515
Redemptions (notes 2, 3, and 4)	(82,805)	(178,075)	(649,612)	(930,178)	(392,046)	(1,267,711)	(7,464,958)	(9,030,954)
Adjustments to maintain reserves	39	(32)	166	(173)	59	(31)	(38,614)	36

Net equity transactions	(161,017)	134,085	(1,286,798)	(932,266)	(396,274)	(1,504,541)	(7,538,172)	(3,760,622)

Net change in contract owners’ equity	(140,498)	271,619	(1,278,280)	(390,899)	352,222	(324,746)	11,484,577	17,074,996
Contract owners’ equity at beginning of period	1,696,709	1,425,090	5,970,544	6,361,443	5,101,238	5,425,984	102,535,833	85,460,837

Contract owners’ equity at end of period	$1,556,211	1,696,709	4,692,264	5,970,544	5,453,460	5,101,238	114,020,410	102,535,833

CHANGE IN UNITS:
Beginning units	152,056	139,910	550,096	639,787	221,936	294,895	2,265,629	2,344,905
Units purchased	9,950	31,913	24,336	30,231	48,201	16,690	536,662	298,240
Units redeemed	(25,377)	(19,767)	(147,883)	(119,922)	(69,647)	(89,649)	(661,685)	(377,516)

Ending units	136,629	152,056	426,549	550,096	200,490	221,936	2,140,606	2,265,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRENG		WRHIP		WRMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$367,147	545,123	635	(24)	3,570,480	3,908,145	(2,200,444)	(1,784,952)
Realized gain (loss) on investments	(4,566,119)	(9,101,876)	(35,366)	(489)	(1,705,862)	270,893	7,631,430	4,210,081
Change in unrealized gain (loss) on investments	17,109,228	29,568,535	5,269	237	102,078	2,905,154	42,291,200	12,048,222
Reinvested capital gains	2,270,084	5,896,850	-	-	-	-	9,533,362	17,779,311

Net increase (decrease) in contract owners’ equity resulting from operations	15,180,340	26,908,632	(29,462)	(276)	1,966,696	7,084,192	57,255,548	32,252,662

Equity transactions:
Purchase payments received from contract owners (note 4)	1,349,260	1,843,172	-	7,405	768,664	981,568	26,864,373	12,040,686
Transfers between funds	(7,546,461)	(7,931,893)	72,534	1,391	(5,945,460)	(6,679,649)	(5,835,398)	3,740,928
Redemptions (notes 2, 3, and 4)	(14,649,051)	(12,631,736)	(271)	(999)	(5,831,060)	(7,467,747)	(10,095,898)	(8,600,270)
Adjustments to maintain reserves	287	371	(4)	(3)	448	(516)	(138)	64

Net equity transactions	(20,845,965)	(18,720,086)	72,259	7,794	(11,007,408)	(13,166,344)	10,932,939	7,181,408

Net change in contract owners’ equity	(5,665,625)	8,188,546	42,797	7,518	(9,040,712)	(6,082,152)	68,188,487	39,434,070
Contract owners’ equity at beginning of period	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763	128,785,824	89,351,754

Contract owners’ equity at end of period	$146,144,790	151,810,415	52,658	9,861	64,032,899	73,073,611	196,974,311	128,785,824

CHANGE IN UNITS:
Beginning units	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517	5,847,898	5,510,204
Units purchased	256,130	234,010	25,512	1,301	313,401	538,582	2,317,035	2,383,800
Units redeemed	(1,490,630)	(1,396,912)	(14,079)	(154)	(1,167,696)	(1,532,647)	(2,079,687)	(2,046,106)

Ending units	7,535,428	8,769,928	12,952	1,519	4,488,157	5,342,452	6,085,246	5,847,898

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$85	533	25,696	21,589	490,386	1,051,536	46,103	136,298
Realized gain (loss) on investments	(13)	(809)	(25,069)	6,255	(3,252,231)	(1,314,170)	7,031	(43,052)
Change in unrealized gain (loss) on investments	205	1,648	198,896	77,498	2,377,373	4,530,873	(158,979)	620,476
Reinvested capital gains	1,245	1,981	126,453	66,515	4,538,221	4,189,120	474,065	507,353

Net increase (decrease) in contract owners’ equity resulting from operations	1,522	3,353	325,976	171,857	4,153,749	8,457,359	368,220	1,221,075

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,075,363	715,612	150	151,800
Transfers between funds	101	(13,372)	1,875,608	1,301,233	(1,769,106)	(1,136,978)	910	(3,167)
Redemptions (notes 2, 3, and 4)	-	-	(541,764)	(1,649,787)	(9,793,058)	(8,881,496)	(1,152,628)	(3,428,075)
Adjustments to maintain reserves	(1)	(9)	(28)	3	23	4	(5)	-

Net equity transactions	100	(13,381)	1,333,816	(348,551)	(10,486,778)	(9,302,858)	(1,151,573)	(3,279,442)

Net change in contract owners’ equity	1,622	(10,028)	1,659,792	(176,694)	(6,333,029)	(845,499)	(783,353)	(2,058,367)
Contract owners’ equity at beginning of period	9,996	20,024	1,109,891	1,286,585	42,643,759	43,489,258	5,519,034	7,577,401

Contract owners’ equity at end of period	$11,618	9,996	2,769,683	1,109,891	36,310,730	42,643,759	4,735,681	5,519,034

CHANGE IN UNITS:
Beginning units	567	1,382	64,536	85,500	1,964,771	2,422,804	376,811	614,350
Units purchased	6	8	110,688	79,101	81,894	36,363	1,239	11,310
Units redeemed	-	(823)	(31,709)	(100,065)	(587,545)	(494,396)	(81,847)	(248,849)

Ending units	573	567	143,515	64,536	1,459,120	1,964,771	296,203	376,811

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,438	96,857	16,923	21,636	37,415	71,271	277,227	516,479
Realized gain (loss) on investments	(73,491)	(47,956)	(27,652)	382	34,959	31,444	(960,526)	(582,073)
Change in unrealized gain (loss) on investments	181,502	378,811	11,174	130,238	(36,460)	456,762	853,926	2,146,174
Reinvested capital gains	440,615	324,288	99,825	76,704	328,787	240,599	2,123,320	1,885,863

Net increase (decrease) in contract owners’ equity resulting from operations	621,064	752,000	100,270	228,960	364,701	800,076	2,293,947	3,966,443

Equity transactions:
Purchase payments received from contract owners (note 4)	-	21,300	10,000	-	-	111,910	14,600	74,760
Transfers between funds	(162)	78	(121,727)	6,188	(93,506)	(90,775)	(164,771)	(157,784)
Redemptions (notes 2, 3, and 4)	(428,664)	(328,605)	(453,984)	(71,757)	(512,043)	(976,595)	(4,080,394)	(5,033,405)
Adjustments to maintain reserves	(23)	(13)	2	(15)	5	(7)	(56,962)	(23)

Net equity transactions	(428,849)	(307,240)	(565,709)	(65,584)	(605,544)	(955,467)	(4,287,527)	(5,116,452)

Net change in contract owners’ equity	192,215	444,760	(465,439)	163,376	(240,843)	(155,391)	(1,993,580)	(1,150,009)
Contract owners’ equity at beginning of period	5,153,543	4,708,783	1,782,768	1,619,392	5,004,356	5,159,747	21,895,578	23,045,587

Contract owners’ equity at end of period	$5,345,758	5,153,543	1,317,329	1,782,768	4,763,513	5,004,356	19,901,998	21,895,578

CHANGE IN UNITS:
Beginning units	275,259	292,690	132,892	138,108	355,682	427,741	1,090,124	1,360,385
Units purchased	13	1,239	1,034	504	251	8,211	3,408	11,191
Units redeemed	(22,727)	(18,670)	(43,908)	(5,720)	(43,742)	(80,270)	(220,820)	(281,452)

Ending units	252,545	275,259	90,018	132,892	312,191	355,682	872,712	1,090,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPICB2		JPMMV1		JABS		JACAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,301	(1,339)	14,172	34,399	28,692	44,938	(1,814,759)	(1,936,068)
Realized gain (loss) on investments	14,009	2	(386,443)	118,786	427,770	645,292	6,413,198	1,789,884
Change in unrealized gain (loss) on investments	340,235	(2,261)	(583,347)	1,561,087	564,318	926,686	29,872,031	28,255,755
Reinvested capital gains	-	-	552,718	762,979	139,006	277,055	11,065,723	11,323,419

Net increase (decrease) in contract owners’ equity resulting from operations	356,545	(3,598)	(402,900)	2,477,251	1,159,786	1,893,971	45,536,193	39,432,990

Equity transactions:
Purchase payments received from contract owners (note 4)	13,944,823	1,291,910	129,599	158,614	25,727	82,433	608,677	1,252,423
Transfers between funds	2,291,413	25,410	(916,834)	(446,346)	44,340	(45,485)	(12,786,627)	(5,520,557)
Redemptions (notes 2, 3, and 4)	(270,029)	(839)	(786,593)	(1,407,157)	(913,440)	(1,711,649)	(14,139,920)	(13,883,996)
Adjustments to maintain reserves	16	5	95	(40)	112	(50)	402	(119)

Net equity transactions	15,966,223	1,316,486	(1,573,733)	(1,694,929)	(843,261)	(1,674,751)	(26,317,468)	(18,152,249)

Net change in contract owners’ equity	16,322,768	1,312,888	(1,976,633)	782,322	316,525	219,220	19,218,725	21,280,741
Contract owners’ equity at beginning of period	1,312,888	-	11,261,759	10,479,437	9,799,803	9,580,583	138,668,223	117,387,482

Contract owners’ equity at end of period	$17,635,656	1,312,888	9,285,126	11,261,759	10,116,328	9,799,803	157,886,948	138,668,223

CHANGE IN UNITS:
Beginning units	131,850	-	332,614	387,327	313,524	395,535	3,296,707	3,720,030
Units purchased	1,622,252	131,934	9,347	15,773	14,533	21,451	270,847	347,517
Units redeemed	(86,338)	(84)	(64,999)	(70,486)	(54,357)	(103,462)	(817,341)	(770,840)

Ending units	1,667,764	131,850	276,962	332,614	273,700	313,524	2,750,213	3,296,707

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFBS		JAGTS		JAIGS		JAMGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$702,888	875,472	(3,051,450)	(1,736,316)	(83,145)	125,703	(8,826)	(8,366)
Realized gain (loss) on investments	307,619	(189,654)	19,133,585	9,718,366	(1,425,501)	(1,752,298)	7,303	119,527
Change in unrealized gain (loss) on investments	4,742,566	3,935,450	45,789,129	33,319,039	5,767,855	9,455,308	170,784	359,970
Reinvested capital gains	-	-	18,176,029	9,940,454	-	-	161,114	130,202

Net increase (decrease) in contract owners’ equity resulting from operations	5,753,073	4,621,268	80,047,293	51,241,543	4,259,209	7,828,713	330,375	601,333

Equity transactions:
Purchase payments received from contract owners (note 4)	10,896,970	6,332,029	26,624,992	11,924,218	462,362	859,879	303,132	169,763
Transfers between funds	11,066,732	(3,047,781)	(11,804,159)	1,670,886	(1,949,031)	(1,238,914)	(298,124)	(436,341)
Redemptions (notes 2, 3, and 4)	(4,722,091)	(4,899,163)	(14,457,308)	(12,563,380)	(3,442,422)	(4,154,154)	(89,364)	(82,461)
Adjustments to maintain reserves	261	(258)	472	(350)	451	(584)	3	(21)

Net equity transactions	17,241,872	(1,615,173)	363,997	1,031,374	(4,928,640)	(4,533,773)	(84,353)	(349,060)

Net change in contract owners’ equity	22,994,945	3,006,095	80,411,290	52,272,917	(669,431)	3,294,940	246,022	252,273
Contract owners’ equity at beginning of period	67,174,628	64,168,533	175,262,457	122,989,540	36,754,437	33,459,497	2,053,042	1,800,769

Contract owners’ equity at end of period	$90,169,573	67,174,628	255,673,747	175,262,457	36,085,006	36,754,437	2,299,064	2,053,042

CHANGE IN UNITS:
Beginning units	6,400,630	6,585,369	6,662,451	6,599,469	1,702,037	1,925,759	77,654	91,628
Units purchased	3,338,426	1,366,207	3,240,228	1,905,843	82,825	93,569	32,960	14,709
Units redeemed	(1,836,644)	(1,550,946)	(3,210,487)	(1,842,861)	(314,262)	(317,291)	(36,926)	(28,683)

Ending units	7,902,412	6,400,630	6,692,192	6,662,451	1,470,600	1,702,037	73,688	77,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZREMS		LOVSDC		LOVTRC		MNCPS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$391,682	(307,059)	18,134	1,865	679,437	686,598	(186)	396
Realized gain (loss) on investments	84,703	1,013,804	4,712	3	147,808	(145,115)	803	(50)
Change in unrealized gain (loss) on investments	(1,870,838)	5,913,644	(1,110)	236	1,010,463	2,429,740	58,501	3,665
Reinvested capital gains	-	-	-	-	1,137,197	-	2,321	7,170

Net increase (decrease) in contract owners’ equity resulting from operations	(1,394,453)	6,620,389	21,736	2,104	2,974,905	2,971,223	61,439	11,181

Equity transactions:
Purchase payments received from contract owners (note 4)	2,971,719	3,218,402	307,447	223,978	9,580,549	10,002,199	8,322	-
Transfers between funds	(1,027,999)	(4,392,514)	213,974	(188)	3,126,297	1,946,235	114,381	40,526
Redemptions (notes 2, 3, and 4)	(1,871,228)	(2,786,834)	(4,937)	-	(4,106,616)	(2,526,557)	(5,395)	(8,149)
Adjustments to maintain reserves	175	(54)	(16)	3	190	(206)	-	(5)

Net equity transactions	72,667	(3,961,000)	516,468	223,793	8,600,420	9,421,671	117,308	32,372

Net change in contract owners’ equity	(1,321,786)	2,659,389	538,204	225,897	11,575,325	12,392,894	178,747	43,553
Contract owners’ equity at beginning of period	45,265,948	42,606,559	259,230	33,333	51,206,073	38,813,179	85,441	41,888

Contract owners’ equity at end of period	$43,944,162	45,265,948	797,434	259,230	62,781,398	51,206,073	264,188	85,441

CHANGE IN UNITS:
Beginning units	4,475,407	4,904,233	24,509	3,299	4,806,220	3,894,839	7,458	4,444
Units purchased	788,400	610,791	78,384	21,228	1,856,957	1,853,655	10,459	4,895
Units redeemed	(808,645)	(1,039,617)	(28,394)	(18)	(1,104,912)	(942,274)	(685)	(1,881)

Ending units	4,455,162	4,475,407	74,499	24,509	5,558,265	4,806,220	17,232	7,458

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	M2IGSS		MNDSC		MV2RIS		MV3MVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(82,332)	(73,657)	(1,029,855)	(807,203)	(673)	-	(8,858)	-
Realized gain (loss) on investments	320,172	178,383	897,581	1,536,946	596	-	259,846	-
Change in unrealized gain (loss) on investments	334,654	1,364,961	19,781,130	5,024,982	119,367	-	195,801	-
Reinvested capital gains	616,125	504,007	7,137,846	10,070,543	6,887	-	25,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,188,619	1,973,694	26,786,702	15,825,268	126,177	-	471,997	-

Equity transactions:
Purchase payments received from contract owners (note 4)	21,364	35,807	14,625,885	6,666,931	968,838	-	2,896,727	-
Transfers between funds	(646,084)	198,072	(13,517,883)	10,310,133	918,063	-	784,452	-
Redemptions (notes 2, 3, and 4)	(605,590)	(804,224)	(3,952,706)	(3,174,303)	(3,236)	-	(26,708)	-
Adjustments to maintain reserves	40	(102)	558	(590)	(33)	-	(6)	-

Net equity transactions	(1,230,270)	(570,447)	(2,844,146)	13,802,171	1,883,632	-	3,654,465	-

Net change in contract owners’ equity	(41,651)	1,403,247	23,942,556	29,627,439	2,009,809	-	4,126,462	-
Contract owners’ equity at beginning of period	6,823,648	5,420,401	67,089,712	37,462,273	-	-	-	-

Contract owners’ equity at end of period	$6,781,997	6,823,648	91,032,268	67,089,712	2,009,809	-	4,126,462	-

CHANGE IN UNITS:
Beginning units	391,705	427,471	3,012,031	2,337,791	-	-	-	-
Units purchased	13,958	45,130	1,104,863	1,377,116	151,488	-	503,584	-
Units redeemed	(81,988)	(80,896)	(1,281,789)	(702,876)	(429)	-	(199,797)	-

Ending units	323,675	391,705	2,835,105	3,012,031	151,059	-	303,787	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVFSC		MVIGSC		MVIVSC		MVRBSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(583,277)	1,237,163	825	(2,307)	(2,118,924)	(218,124)	53	-
Realized gain (loss) on investments	15,564,755	22,306,709	61,725	(71,288)	14,611,955	11,947,954	-	-
Change in unrealized gain (loss) on investments	(21,259,502)	48,996,359	1,390,774	143,263	30,766,651	39,939,427	1,535	-
Reinvested capital gains	15,780,598	16,506,174	95,218	73,166	5,890,827	8,743,532	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,502,574	89,046,405	1,548,542	142,834	49,150,509	60,412,789	1,588	-

Equity transactions:
Purchase payments received from contract owners (note 4)	12,212,208	12,745,448	8,956,336	1,099,271	16,002,955	14,537,403	296,420	-
Transfers between funds	4,069,424	(18,162,451)	1,075,889	1,027,150	(26,572,505)	(8,476,016)	97	-
Redemptions (notes 2, 3, and 4)	(29,302,356)	(39,061,512)	(143,224)	(7,883)	(22,926,798)	(23,623,162)	-	-
Adjustments to maintain reserves	(39)	(22)	(4)	(10)	872	(112)	(8)	-

Net equity transactions	(13,020,763)	(44,478,537)	9,888,997	2,118,528	(33,495,476)	(17,561,887)	296,509	-

Net change in contract owners’ equity	(3,518,189)	44,567,868	11,437,539	2,261,362	15,655,033	42,850,902	298,097	-
Contract owners’ equity at beginning of period	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099	-	-

Contract owners’ equity at end of period	$380,570,959	384,089,148	13,698,901	2,261,362	317,179,034	301,524,001	298,097	-

CHANGE IN UNITS:
Beginning units	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349	-	-
Units purchased	1,482,951	950,608	1,106,997	210,688	1,421,536	1,689,587	28,447	-
Units redeemed	(1,738,129)	(2,228,789)	(207,223)	(2,146)	(2,990,825)	(2,556,407)	-	-

Ending units	9,837,182	10,092,360	1,108,316	208,542	12,241,240	13,810,529	28,447	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVUSC		MGRFV		MSEM		MSEMB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,785	6,463	(25)	50	37,043	53,510	18,093	24,528
Realized gain (loss) on investments	1,941	(584)	5	16	11,686	16,430	(15,707)	(5,503)
Change in unrealized gain (loss) on investments	1,679	35,777	429	(104)	(1,122)	90,421	13,365	50,369
Reinvested capital gains	5,774	597	16	293	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,179	42,253	425	255	47,607	160,361	15,751	69,394

Equity transactions:
Purchase payments received from contract owners (note 4)	114	21,497	-	7,405	-	-	1	-
Transfers between funds	3,925	(3,371)	-	-	(15,452)	(7,023)	(8,661)	(17,327)
Redemptions (notes 2, 3, and 4)	(5,150)	(15,726)	(684)	(1,090)	(135,391)	(150,100)	(59,002)	(22,162)
Adjustments to maintain reserves	19	(4)	(6)	2	80	(171)	64	(13)

Net equity transactions	(1,092)	2,396	(690)	6,317	(150,763)	(157,294)	(67,598)	(39,502)

Net change in contract owners’ equity	12,087	44,649	(265)	6,572	(103,156)	3,067	(51,847)	29,892
Contract owners’ equity at beginning of period	218,369	173,720	6,572	-	1,309,121	1,306,054	575,441	545,549

Contract owners’ equity at end of period	$230,456	218,369	6,307	6,572	1,205,965	1,309,121	523,594	575,441

CHANGE IN UNITS:
Beginning units	13,924	13,773	575	-	42,170	47,440	33,426	36,142
Units purchased	1,614	2,243	-	673	-	-	490	707
Units redeemed	(1,555)	(2,092)	(59)	(98)	(4,837)	(5,270)	(5,058)	(3,423)

Ending units	13,983	13,924	516	575	37,333	42,170	28,858	33,426

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSGI2		MSVF2		MSVFI		MSVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(20,487)	120,184	125,453	236,703	35,879	80,456	183	78
Realized gain (loss) on investments	(227,510)	33,076	321,007	101,484	(19,255)	145,967	437	1,073
Change in unrealized gain (loss) on investments	(427,630)	2,064,805	21,281	505,217	19,638	37,185	(4,490)	1,093
Reinvested capital gains	180,156	569,931	110,047	-	25,834	-	382	698

Net increase (decrease) in contract owners’ equity resulting from operations	(495,471)	2,787,996	577,788	843,404	62,096	263,608	(3,488)	2,942

Equity transactions:
Purchase payments received from contract owners (note 4)	768,705	683,130	81,060	46,328	4,059	5,787	646	1,166
Transfers between funds	(944,976)	(407,403)	136,722	1,065,040	615,010	1,179,426	5	(110)
Redemptions (notes 2, 3, and 4)	(778,454)	(1,009,266)	(1,523,069)	(807,800)	(1,058,974)	(1,344,722)	(2,053)	(2,539)
Adjustments to maintain reserves	298	(186)	142	(104)	194	4	62	10

Net equity transactions	(954,427)	(733,725)	(1,305,145)	303,464	(439,711)	(159,505)	(1,340)	(1,473)

Net change in contract owners’ equity	(1,449,898)	2,054,271	(727,357)	1,146,868	(377,615)	104,103	(4,828)	1,469
Contract owners’ equity at beginning of period	13,205,984	11,151,713	10,548,017	9,401,149	2,737,020	2,632,917	19,204	17,735

Contract owners’ equity at end of period	$11,756,086	13,205,984	9,820,660	10,548,017	2,359,405	2,737,020	14,376	19,204

CHANGE IN UNITS:
Beginning units	1,125,057	1,195,515	714,861	694,470	181,090	190,500	-	-
Units purchased	144,952	254,809	211,783	139,530	114,907	199,658	-	-
Units redeemed	(245,680)	(325,267)	(300,195)	(119,139)	(149,577)	(209,068)	-	-

Ending units	1,024,329	1,125,057	626,449	714,861	146,420	181,090	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVREB		VKVGR2		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15	6	9,384	5,819	93,675	163,109	59,862	55,536
Realized gain (loss) on investments	37	154	(17,918)	1,397	(102,653)	26,958	(39,797)	(30,301)
Change in unrealized gain (loss) on investments	(410)	82	(50,559)	32,086	(154,308)	103,335	13,091	720,030
Reinvested capital gains	34	76	5,725	18,368	-	-	198,620	146,201

Net increase (decrease) in contract owners’ equity resulting from operations	(324)	318	(53,368)	57,670	(163,286)	293,402	231,776	891,466

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,505	-	2,597,713	1,487,721	250,341	784,144
Transfers between funds	-	-	(13,960)	(17,885)	241,357	3,869,032	332,783	67,828
Redemptions (notes 2, 3, and 4)	(405)	(529)	(1,774)	(56,234)	(754,134)	(216,231)	(228,486)	(557,835)
Adjustments to maintain reserves	(38)	3	9	(15)	30	(47)	8	(16)

Net equity transactions	(443)	(526)	(13,220)	(74,134)	2,084,966	5,140,475	354,646	294,121

Net change in contract owners’ equity	(767)	(208)	(66,588)	(16,464)	1,921,680	5,433,877	586,422	1,185,587
Contract owners’ equity at beginning of period	1,746	1,954	341,682	358,146	8,739,047	3,305,170	4,386,568	3,200,981

Contract owners’ equity at end of period	$979	1,746	275,094	341,682	10,660,727	8,739,047	4,972,990	4,386,568

CHANGE IN UNITS:
Beginning units	-	-	28,285	34,671	825,933	327,763	224,130	207,195
Units purchased	-	-	3,740	1,656	1,987,858	573,492	47,624	55,456
Units redeemed	-	-	(4,948)	(8,042)	(1,828,829)	(75,322)	(25,348)	(38,521)

Ending units	-	-	27,077	28,285	984,962	825,933	246,406	224,130

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	EIF2		GBF		GBF2		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$634,108	803,645	1,223,800	1,352,093	2,754	-	47,198	91,008
Realized gain (loss) on investments	10,781,073	6,796,829	3,392,985	(1,752,774)	(2,807)	-	97,223	131,937
Change in unrealized gain (loss) on investments	(11,682,135)	43,237,510	4,232,153	8,743,038	(3,075)	-	597,686	1,338,309
Reinvested capital gains	14,195,894	11,573,711	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,928,940	62,411,695	8,848,938	8,342,357	(3,128)	-	742,107	1,561,254

Equity transactions:
Purchase payments received from contract owners (note 4)	41,422,281	54,818,300	9,807,506	7,994,738	492,182	-	178,169	293,943
Transfers between funds	1,741,064	2,609,524	18,325,476	(19,158,184)	(238,578)	-	(384,145)	(155,597)
Redemptions (notes 2, 3, and 4)	(18,568,656)	(19,018,448)	(22,433,912)	(20,792,907)	-	-	(892,278)	(846,039)
Adjustments to maintain reserves	(137)	90	1,144	121	(2)	-	95	(686)

Net equity transactions	24,594,552	38,409,466	5,700,214	(31,956,232)	253,602	-	(1,098,159)	(708,379)

Net change in contract owners’ equity	38,523,492	100,821,161	14,549,152	(23,613,875)	250,474	-	(356,052)	852,875
Contract owners’ equity at beginning of period	327,417,277	226,596,116	171,556,840	195,170,715	-	-	8,807,745	7,954,870

Contract owners’ equity at end of period	$365,940,769	327,417,277	186,105,992	171,556,840	250,474	-	8,451,693	8,807,745

CHANGE IN UNITS:
Beginning units	9,239,208	8,038,252	9,956,482	12,354,850	-	-	374,687	400,658
Units purchased	2,427,955	2,429,342	6,163,383	3,451,796	53,215	-	33,835	66,444
Units redeemed	(1,569,275)	(1,228,386)	(5,895,877)	(5,850,164)	(28,163)	-	(88,434)	(92,415)

Ending units	10,097,888	9,239,208	10,223,988	9,956,482	25,052	-	320,088	374,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM2		GIG		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$52,357	305,314	(10,968)	175,445	694,248	8,846,720	21,864,155	14,904,337
Realized gain (loss) on investments	407,354	288,774	(128,853)	(40,710)	222,903,220	239,173,773	45,870,426	16,390,010
Change in unrealized gain (loss) on investments	4,713,306	9,173,147	865,278	1,593,391	(60,999,522)	430,187,040	186,908,142	185,482,176
Reinvested capital gains	-	-	-	645,702	498,633,165	436,261,026	2,315,176	10,825,818

Net increase (decrease) in contract owners’ equity resulting from operations	5,173,017	9,767,235	725,457	2,373,828	661,231,111	1,114,468,559	256,957,899	227,602,341

Equity transactions:
Purchase payments received from contract owners (note 4)	1,952,262	2,029,528	76,445	241,568	275,348,778	379,191,548	229,094,975	427,959,519
Transfers between funds	(2,830,540)	(1,217,513)	(110,236)	(751,559)	(87,392,129)	(8,284,771)	79,920,426	(73,636,390)
Redemptions (notes 2, 3, and 4)	(4,155,256)	(4,605,580)	(1,060,415)	(2,067,816)	(565,670,155)	(706,011,519)	(242,389,312)	(251,774,918)
Adjustments to maintain reserves	531	(477)	(94)	273	39,221	1,919	31,323	61

Net equity transactions	(5,033,003)	(3,794,042)	(1,094,300)	(2,577,534)	(377,674,285)	(335,102,823)	66,657,412	102,548,272

Net change in contract owners’ equity	140,014	5,973,193	(368,843)	(203,706)	283,556,826	779,365,736	323,615,311	330,150,613
Contract owners’ equity at beginning of period	54,948,740	48,975,547	14,286,262	14,489,968	6,766,390,151	5,987,024,415	3,362,105,160	3,031,954,547

Contract owners’ equity at end of period	$55,088,754	54,948,740	13,917,419	14,286,262	7,049,946,977	6,766,390,151	3,685,720,471	3,362,105,160

CHANGE IN UNITS:
Beginning units	1,580,746	1,701,880	887,888	1,056,569	344,268,967	363,160,318	271,821,075	264,067,144
Units purchased	200,414	208,285	28,969	25,345	26,595,330	33,062,711	60,262,047	50,899,640
Units redeemed	(354,562)	(329,419)	(104,090)	(194,026)	(46,217,017)	(51,954,062)	(55,680,592)	(43,145,709)

Ending units	1,426,598	1,580,746	812,767	887,888	324,647,280	344,268,967	276,402,530	271,821,075

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,184,082)	(2,951,738)	6,845,094	(4,501,197)	(6,003,352)	(7,106,312)	(7,811,333)	3,498,047
Realized gain (loss) on investments	17,116,010	11,151,511	161,179,276	68,482,858	42,948,641	22,212,277	28,809,588	27,759,548
Change in unrealized gain (loss) on investments	58,690,051	57,377,842	(85,963,665)	333,113,418	210,967,286	45,928,624	2,394,781	28,438,358
Reinvested capital gains	24,407,987	28,599,372	355,573,867	301,949,354	68,397,790	84,344,657	38,732,561	63,771,904

Net increase (decrease) in contract owners’ equity resulting from operations	97,029,966	94,176,987	437,634,572	699,044,433	316,310,365	145,379,246	62,125,597	123,467,857

Equity transactions:
Purchase payments received from contract owners (note 4)	32,513,069	23,234,152	252,518,286	360,938,121	112,455,631	47,428,561	15,243,211	9,018,225
Transfers between funds	(39,305,329)	(3,558,361)	(167,622,547)	9,436,526	(48,903,324)	(14,490,876)	(14,061,664)	(23,413,591)
Redemptions (notes 2, 3, and 4)	(29,583,442)	(26,834,642)	(255,805,888)	(269,379,536)	(56,385,982)	(51,020,328)	(62,973,987)	(84,303,078)
Adjustments to maintain reserves	23	(138)	50,017	1,301	1,027	136	(49,778)	50,058

Net equity transactions	(36,375,679)	(7,158,989)	(170,860,132)	100,996,412	7,167,352	(18,082,507)	(61,842,218)	(98,648,386)

Net change in contract owners’ equity	60,654,287	87,017,998	266,774,440	800,040,845	323,477,717	127,296,739	283,379	24,819,471
Contract owners’ equity at beginning of period	374,175,719	287,157,721	3,652,973,258	2,852,932,413	643,490,229	516,193,490	680,458,997	655,639,526

Contract owners’ equity at end of period	$434,830,006	374,175,719	3,919,747,698	3,652,973,258	966,967,946	643,490,229	680,742,376	680,458,997

CHANGE IN UNITS:
Beginning units	15,592,346	15,904,781	175,046,931	169,771,107	24,941,956	25,709,376	23,851,697	27,509,783
Units purchased	2,134,105	2,338,267	29,006,847	29,714,824	7,348,848	3,435,384	957,576	449,389
Units redeemed	(3,607,586)	(2,650,702)	(35,812,109)	(24,439,000)	(7,219,774)	(4,202,804)	(3,146,644)	(4,107,475)

Ending units	14,118,865	15,592,346	168,241,669	175,046,931	25,071,030	24,941,956	21,662,629	23,851,697

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX1		GVEX2		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,990,357)	4,766,090	9,516	-	2,400,116	2,694,312	(2,038,472)	511,267
Realized gain (loss) on investments	6,106,765	14,984,145	1,327	-	18,570,506	11,566,295	5,286,855	8,150,856
Change in unrealized gain (loss) on investments	28,037,964	23,432,868	149,895	-	124,776,083	137,277,218	4,195,870	8,211,447
Reinvested capital gains	19,057,341	36,823,064	13,764	-	19,767,778	31,932,459	9,913,439	13,735,105

Net increase (decrease) in contract owners’ equity resulting from operations	44,211,713	80,006,167	174,502	-	165,514,483	183,470,284	17,357,692	30,608,675

Equity transactions:
Purchase payments received from contract owners (note 4)	11,606,631	16,209,475	11,317	-	173,589,589	107,657,108	21,419,312	2,913,490
Transfers between funds	(8,388,941)	(5,248,476)	593,314	-	4,982,092	(17,023,123)	(4,820,547)	(5,979,928)
Redemptions (notes 2, 3, and 4)	(66,378,808)	(80,914,419)	-	-	(53,909,265)	(40,595,278)	(10,647,076)	(15,777,217)
Adjustments to maintain reserves	48	238	(2)	-	1,126	(40)	306	82

Net equity transactions	(63,161,070)	(69,953,182)	604,629	-	124,663,542	50,038,667	5,951,995	(18,843,573)

Net change in contract owners’ equity	(18,949,357)	10,052,985	779,131	-	290,178,025	233,508,951	23,309,687	11,765,102
Contract owners’ equity at beginning of period	713,545,488	703,492,503	-	-	859,848,729	626,339,778	159,365,537	147,600,435

Contract owners’ equity at end of period	$694,596,131	713,545,488	779,131	-	1,150,026,754	859,848,729	182,675,224	159,365,537

CHANGE IN UNITS:
Beginning units	37,248,051	41,053,128	-	-	42,214,877	39,634,312	5,158,120	5,818,163
Units purchased	1,642,452	2,023,927	58,845	-	15,446,744	8,981,637	1,073,667	141,217
Units redeemed	(4,993,628)	(5,829,004)	(438)	-	(9,094,864)	(6,401,072)	(787,460)	(801,260)

Ending units	33,896,875	37,248,051	58,407	-	48,566,757	42,214,877	5,444,327	5,158,120

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		GVIX2		GVIX8
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,671,622)	4,001,246	(26,065,029)	13,173,702	63,586	72,354	686,855	1,571,883
Realized gain (loss) on investments	(6,927,997)	(7,016,871)	37,055,227	(7,335,634)	(72,071)	37,761	(914,389)	270,981
Change in unrealized gain (loss) on investments	44,386,581	36,829,703	38,782,222	117,026,588	404,552	374,499	4,020,024	14,103,605
Reinvested capital gains	6,141,002	11,665,066	107,533,820	184,325,769	94,907	5,375	2,895,260	186,217

Net increase (decrease) in contract owners’ equity resulting from operations	34,927,964	45,479,144	157,306,240	307,190,425	490,974	489,989	6,687,750	16,132,686

Equity transactions:
Purchase payments received from contract owners (note 4)	20,087,224	15,528,826	18,498,747	17,585,479	1,378,764	193,209	9,179,467	11,329,450
Transfers between funds	155,304,392	73,317,874	(40,884,692)	(24,421,738)	(686,086)	(84,859)	1,079,318	1,304,129
Redemptions (notes 2, 3, and 4)	(119,232,887)	(140,090,953)	(185,877,312)	(214,637,078)	(255,985)	(172,937)	(5,879,181)	(5,444,619)
Adjustments to maintain reserves	158	183	6,251	20,894	18	(19)	798	(440)

Net equity transactions	56,158,887	(51,244,070)	(208,257,006)	(221,452,443)	436,711	(64,606)	4,380,402	7,188,520

Net change in contract owners’ equity	91,086,851	(5,764,926)	(50,950,766)	85,737,982	927,685	425,383	11,068,152	23,321,206
Contract owners’ equity at beginning of period	581,909,698	587,674,624	2,090,469,962	2,004,731,980	2,759,169	2,333,786	103,464,275	80,143,069

Contract owners’ equity at end of period	$672,996,549	581,909,698	2,039,519,196	2,090,469,962	3,686,854	2,759,169	114,532,427	103,464,275

CHANGE IN UNITS:
Beginning units	37,616,534	41,086,948	90,632,346	100,698,428	211,198	215,853	9,034,263	8,362,077
Units purchased	17,973,937	10,617,103	2,722,657	3,700,694	173,530	21,622	1,825,433	1,671,267
Units redeemed	(14,272,442)	(14,087,517)	(11,999,260)	(13,766,776)	(119,856)	(26,277)	(1,414,384)	(999,081)

Ending units	41,318,029	37,616,534	81,355,743	90,632,346	264,872	211,198	9,445,312	9,034,263

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HIBF		IDPG2		IDPGI2		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,960,477	2,294,350	(13,837,398)	7,757,249	(5,987,721)	3,427,950	(691,470)	(465,412)
Realized gain (loss) on investments	(1,510,748)	756,609	3,276,761	2,455,958	871,475	1,103,735	(4,695,169)	6,001,853
Change in unrealized gain (loss) on investments	1,470,889	4,154,130	42,734,553	97,522,121	13,772,201	34,475,295	25,499,774	6,156,457
Reinvested capital gains	-	-	19,453,906	25,216,214	5,108,198	9,752,788	12,512,693	39,910,116

Net increase (decrease) in contract owners’ equity resulting from operations	1,920,618	7,205,089	51,627,822	132,951,542	13,764,153	48,759,768	32,625,828	51,603,014

Equity transactions:
Purchase payments received from contract owners (note 4)	1,616,727	2,258,282	44,409,237	70,632,605	18,907,692	32,675,510	27,894,657	22,391,003
Transfers between funds	(857,312)	(1,132,309)	(13,151,322)	(15,093,802)	(6,031,365)	(5,441,594)	(8,979,418)	539,358
Redemptions (notes 2, 3, and 4)	(5,467,404)	(6,808,875)	(57,851,060)	(58,070,191)	(25,453,770)	(29,821,566)	(17,890,067)	(18,229,362)
Adjustments to maintain reserves	(537)	88	456	(279)	(32)	(31)	(15)	(44)

Net equity transactions	(4,708,526)	(5,682,814)	(26,592,689)	(2,531,667)	(12,577,475)	(2,587,681)	1,025,157	4,700,955

Net change in contract owners’ equity	(2,787,908)	1,522,275	25,035,133	130,419,875	1,186,678	46,172,087	33,650,985	56,303,969
Contract owners’ equity at beginning of period	58,561,310	57,039,035	1,108,144,785	977,724,910	473,812,981	427,640,894	269,119,247	212,815,278

Contract owners’ equity at end of period	$55,773,402	58,561,310	1,133,179,918	1,108,144,785	474,999,659	473,812,981	302,770,232	269,119,247

CHANGE IN UNITS:
Beginning units	2,399,886	2,634,670	84,974,755	85,245,155	38,077,091	38,304,461	6,253,581	6,128,379
Units purchased	1,044,251	463,856	4,516,474	6,375,959	2,099,296	3,599,183	1,385,188	1,248,668
Units redeemed	(1,258,125)	(698,640)	(6,624,965)	(6,646,359)	(3,155,957)	(3,826,553)	(1,296,673)	(1,123,466)

Ending units	2,186,012	2,399,886	82,866,264	84,974,755	37,020,430	38,077,091	6,342,096	6,253,581

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF2		MSBF		NAMAA2		NAMGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,360	-	4,034,489	7,298,103	(5,544,941)	8,271,703	(903,897)	1,230,846
Realized gain (loss) on investments	155	-	(2,395,637)	(1,681,671)	8,653,644	1,917,432	9,817,863	909,398
Change in unrealized gain (loss) on investments	74,244	-	2,666,844	10,826,728	46,610,911	248,897,323	(5,709,033)	58,109,471
Reinvested capital gains	2,255	-	-	-	86,354,607	58,306,944	31,204,125	18,700,573

Net increase (decrease) in contract owners’ equity resulting from operations	81,014	-	4,305,696	16,443,160	136,074,221	317,393,402	34,409,058	78,950,288

Equity transactions:
Purchase payments received from contract owners (note 4)	728,045	-	5,045,073	6,234,614	215,139,848	345,551,020	70,008,815	122,032,180
Transfers between funds	1,111	-	5,687,559	(12,912,928)	(21,014,943)	38,469,872	(16,386,712)	(564,094)
Redemptions (notes 2, 3, and 4)	-	-	(18,274,884)	(22,550,176)	(106,181,305)	(102,307,537)	(19,919,047)	(17,792,111)
Adjustments to maintain reserves	-	-	(86)	(31)	881	(3,240)	343	(353)

Net equity transactions	729,156	-	(7,542,338)	(29,228,521)	87,944,481	281,710,115	33,703,399	103,675,622

Net change in contract owners’ equity	810,170	-	(3,236,642)	(12,785,361)	224,018,702	599,103,517	68,112,457	182,625,910
Contract owners’ equity at beginning of period	-	-	221,183,164	233,968,525	2,302,956,756	1,703,853,239	519,096,525	336,470,615

Contract owners’ equity at end of period	$810,170	-	217,946,522	221,183,164	2,526,975,458	2,302,956,756	587,208,982	519,096,525

CHANGE IN UNITS:
Beginning units	-	-	12,526,039	14,307,465	176,138,480	153,008,686	34,382,199	26,846,222
Units purchased	112,094	-	1,974,736	2,249,622	22,139,655	34,923,216	7,840,367	10,292,329
Units redeemed	(49,368)	-	(2,507,442)	(4,031,048)	(15,380,184)	(11,793,422)	(5,391,310)	(2,756,352)

Ending units	62,726	-	11,993,333	12,526,039	182,897,951	176,138,480	36,831,256	34,382,199

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NCPG2		NCPGI2		NJMMA2		NJNDE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,035,669)	13,566,756	(4,485,077)	5,733,423	(53,433)	(50)	(32,044)	202
Realized gain (loss) on investments	(1,848,401)	(1,590,354)	(1,094,678)	(646,208)	(7,374)	13	124,398	33
Change in unrealized gain (loss) on investments	80,996,485	100,775,677	24,853,664	48,519,717	212,085	6,190	1,405,050	24,111
Reinvested capital gains	-	45,052,410	-	10,531,251	21,619	-	183,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,112,415	157,804,489	19,273,909	64,138,183	172,897	6,153	1,681,377	24,346

Equity transactions:
Purchase payments received from contract owners (note 4)	39,616,119	76,059,149	23,364,449	28,425,917	7,953,658	1,014,914	9,392,411	660,362
Transfers between funds	(26,859,369)	(31,631,994)	(5,316,540)	(8,010,873)	1,392,840	1,323	5,845	-
Redemptions (notes 2, 3, and 4)	(63,754,549)	(71,730,516)	(37,332,897)	(35,484,256)	(233,264)	(812)	(237,387)	(814)
Adjustments to maintain reserves	115	(299)	258	(239)	-	11	(35)	3

Net equity transactions	(50,997,684)	(27,303,660)	(19,284,730)	(15,069,451)	9,113,234	1,015,436	9,160,834	659,551

Net change in contract owners’ equity	20,114,731	130,500,829	(10,821)	49,068,732	9,286,131	1,021,589	10,842,211	683,897
Contract owners’ equity at beginning of period	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,021,589	-	683,897	-

Contract owners’ equity at end of period	$1,310,905,950	1,290,791,219	580,239,111	580,249,932	10,307,720	1,021,589	11,526,108	683,897

CHANGE IN UNITS:
Beginning units	99,738,845	102,058,787	46,655,575	47,957,987	101,281	-	62,371	-
Units purchased	4,360,309	6,889,474	2,536,644	2,774,980	996,319	101,362	912,039	62,448
Units redeemed	(8,419,667)	(9,209,416)	(4,155,850)	(4,077,392)	(77,500)	(81)	(129,083)	(77)

Ending units	95,679,487	99,738,845	45,036,369	46,655,575	1,020,100	101,281	845,327	62,371

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV1		NVAMV2		NVAMVX		NVAMVZ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$86,153	475,718	(597,438)	1,617,278	32,652	-	1,230,579	-
Realized gain (loss) on investments	(1,765,281)	485,656	(28,950,418)	(1,850,167)	17,102	-	118,030	-
Change in unrealized gain (loss) on investments	76,915	3,284,602	13,854,453	18,104,147	492,475	-	23,851,777	-
Reinvested capital gains	786,033	4,051,728	3,775,650	17,876,349	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(816,180)	8,297,704	(11,917,753)	35,747,607	542,229	-	25,200,386	-

Equity transactions:
Purchase payments received from contract owners (note 4)	165,903	444,447	2,021,750	4,942,210	56,848	-	1,084,070	-
Transfers between funds	(2,397,656)	(522,107)	(75,515,286)	(3,966,150)	3,388,374	-	139,124,513	-
Redemptions (notes 2, 3, and 4)	(3,153,637)	(4,626,335)	(10,585,680)	(14,934,465)	(59,504)	-	(3,527,203)	-
Adjustments to maintain reserves	97	124	(148)	76	(18)	-	(193)	-

Net equity transactions	(5,385,293)	(4,703,871)	(84,079,364)	(13,958,329)	3,385,700	-	136,681,187	-

Net change in contract owners’ equity	(6,201,473)	3,593,833	(95,997,117)	21,789,278	3,927,929	-	161,881,573	-
Contract owners’ equity at beginning of period	38,506,959	34,913,126	170,311,445	148,522,167	-	-	-	-

Contract owners’ equity at end of period	$32,305,486	38,506,959	74,314,328	170,311,445	3,927,929	-	161,881,573	-

CHANGE IN UNITS:
Beginning units	1,253,024	1,423,536	5,755,354	6,265,951	-	-	-	-
Units purchased	16,498	28,916	716,185	500,673	354,821	-	14,250,352	-
Units redeemed	(220,007)	(199,428)	(3,954,257)	(1,011,270)	(22,153)	-	(528,146)	-

Ending units	1,049,515	1,253,024	2,517,282	5,755,354	332,668	-	13,722,206	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCBD2		NVCCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,332	18,675	46,811	62,653	967,475	1,260,406	(11,524,016)	30,641,503
Realized gain (loss) on investments	407	77	95,546	34,669	948,141	(94,822)	(20,057,164)	(1,981,561)
Change in unrealized gain (loss) on investments	42,441	696	43,071	127,782	2,973,135	5,316,997	155,076,432	154,317,605
Reinvested capital gains	-	-	8,759	-	240,047	-	84,639,329	218,064,619

Net increase (decrease) in contract owners’ equity resulting from operations	62,180	19,448	194,187	225,104	5,128,798	6,482,581	208,134,581	401,042,166

Equity transactions:
Purchase payments received from contract owners (note 4)	40,699	691,556	30,639	65,057	10,744,360	6,971,388	13,440,346	12,429,673
Transfers between funds	1,728,057	-	474,822	612,256	611,905	4,659,914	(35,967,249)	(31,888,348)
Redemptions (notes 2, 3, and 4)	-	-	(511,443)	(198,727)	(8,921,701)	(9,915,998)	(189,196,252)	(248,976,578)
Adjustments to maintain reserves	(1)	(2)	37	(31)	(169)	21	6,237	(5,933)

Net equity transactions	1,768,755	691,554	(5,945)	478,555	2,434,395	1,715,325	(211,716,918)	(268,441,186)

Net change in contract owners’ equity	1,830,935	711,002	188,242	703,659	7,563,193	8,197,906	(3,582,337)	132,600,980
Contract owners’ equity at beginning of period	883,729	172,727	3,651,738	2,948,079	99,309,501	91,111,595	2,397,479,110	2,264,878,130

Contract owners’ equity at end of period	$2,714,664	883,729	3,839,980	3,651,738	106,872,694	99,309,501	2,393,896,773	2,397,479,110

CHANGE IN UNITS:
Beginning units	80,401	16,971	262,668	228,067	7,488,952	7,366,376	149,287,227	167,139,954
Units purchased	151,547	63,430	165,508	105,303	2,660,988	2,165,714	2,881,570	5,156,332
Units redeemed	-	-	(166,716)	(70,702)	(2,489,698)	(2,043,138)	(16,456,641)	(23,009,059)

Ending units	231,948	80,401	261,460	262,668	7,660,242	7,488,952	135,712,156	149,287,227

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCN2		NVCMA2		NVCMC2		NVCMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,256,796)	6,129,070	(1,364,326)	3,762,595	(6,232,306)	7,830,878	(14,386,117)	28,240,109
Realized gain (loss) on investments	(3,875,853)	(5,114,554)	(5,555,408)	(3,759,725)	140,443	(2,290,779)	(17,530,865)	4,036,280
Change in unrealized gain (loss) on investments	54,382,166	40,579,434	29,409,290	26,174,829	49,715,895	44,640,433	156,922,202	149,304,239
Reinvested capital gains	1,650,717	11,535,298	6,134,766	29,993,449	4,802,964	35,297,950	61,606,190	174,592,903

Net increase (decrease) in contract owners’ equity resulting from operations	43,900,234	53,129,248	28,624,322	56,171,148	48,426,996	85,478,482	186,611,410	356,173,531

Equity transactions:
Purchase payments received from contract owners (note 4)	20,070,722	22,774,430	11,409,155	3,470,488	7,827,900	12,561,001	16,515,653	18,750,074
Transfers between funds	161,980,483	61,826,952	(9,703,262)	(6,892,309)	(7,052,576)	(6,247,081)	(47,383,921)	(38,749,902)
Redemptions (notes 2, 3, and 4)	(122,608,134)	(126,237,229)	(26,237,525)	(31,751,574)	(68,134,883)	(75,882,805)	(204,066,014)	(233,979,822)
Adjustments to maintain reserves	(94)	41	25	(107)	455	203	1,044	(63)

Net equity transactions	59,442,977	(41,635,806)	(24,531,607)	(35,173,502)	(67,359,104)	(69,568,682)	(234,933,238)	(253,979,713)

Net change in contract owners’ equity	103,343,211	11,493,442	4,092,715	20,997,646	(18,932,108)	15,909,800	(48,321,828)	102,193,818
Contract owners’ equity at beginning of period	617,123,092	605,629,650	310,244,835	289,247,189	719,608,160	703,698,360	2,366,459,364	2,264,265,546

Contract owners’ equity at end of period	$720,466,303	617,123,092	314,337,550	310,244,835	700,676,052	719,608,160	2,318,137,536	2,366,459,364

CHANGE IN UNITS:
Beginning units	47,160,771	50,580,027	19,173,402	21,482,129	49,936,654	55,035,016	152,335,696	169,751,666
Units purchased	23,188,039	11,036,583	826,488	432,529	2,468,518	2,437,396	2,660,227	4,447,314
Units redeemed	(18,458,398)	(14,455,839)	(2,444,030)	(2,741,256)	(7,196,104)	(7,535,758)	(18,204,214)	(21,863,284)

Ending units	51,890,412	47,160,771	17,555,860	19,173,402	45,209,068	49,936,654	136,791,709	152,335,696

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRA2		NVCRB2		NVDBL2		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(354,780)	771,484	(14,708,829)	23,285,998	(19,048,948)	10,967,757	(16,703,035)	7,868,587
Realized gain (loss) on investments	(1,877,521)	(1,159,082)	(2,796,104)	14,950,857	19,140,775	19,916,421	21,600,925	25,369,177
Change in unrealized gain (loss) on investments	10,397,546	8,365,664	138,883,765	103,875,699	68,145,996	69,396,569	43,197,394	95,168,035
Reinvested capital gains	-	5,368,736	27,134,792	130,413,547	41,707,586	90,328,521	75,145,207	100,446,388

Net increase (decrease) in contract owners’ equity resulting from operations	8,165,245	13,346,802	148,513,624	272,526,101	109,945,409	190,609,268	123,240,491	228,852,187

Equity transactions:
Purchase payments received from contract owners (note 4)	10,134,632	3,731,112	25,684,825	48,176,610	31,139,208	51,891,897	9,357,699	6,124,528
Transfers between funds	(3,449,270)	(962,635)	(34,010,375)	(24,153,067)	10,861,991	(16,748,300)	(2,830,912)	(15,059,188)
Redemptions (notes 2, 3, and 4)	(2,842,630)	(5,080,301)	(163,303,427)	(192,344,492)	(121,043,969)	(128,187,937)	(119,337,037)	(134,648,433)
Adjustments to maintain reserves	144	(170)	1,166	(52)	(37)	(50)	(35,252)	(551)

Net equity transactions	3,842,876	(2,311,994)	(171,627,811)	(168,321,001)	(79,042,807)	(93,044,390)	(112,845,502)	(143,583,644)

Net change in contract owners’ equity	12,008,121	11,034,808	(23,114,187)	104,205,100	30,902,602	97,564,878	10,394,989	85,268,543
Contract owners’ equity at beginning of period	72,138,700	61,103,892	2,043,521,477	1,939,316,377	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390

Contract owners’ equity at end of period	$84,146,821	72,138,700	2,020,407,290	2,043,521,477	1,554,404,894	1,523,502,292	1,407,834,922	1,397,439,933

CHANGE IN UNITS:
Beginning units	4,425,266	4,587,657	136,546,286	148,478,478	82,100,866	87,424,198	62,012,665	68,870,094
Units purchased	870,761	408,183	3,814,193	5,848,586	5,302,454	4,902,323	2,606,389	2,407,067
Units redeemed	(647,238)	(570,574)	(15,562,378)	(17,780,778)	(9,783,682)	(10,225,655)	(7,838,460)	(9,264,496)

Ending units	4,648,789	4,425,266	124,798,101	136,546,286	77,619,638	82,100,866	56,780,594	62,012,665

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIE6		NVLCP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$42,003	14,292	49,902	2,125	(230,658)	325,037	824,738	939,828
Realized gain (loss) on investments	89,918	7,491	22,058	3,526	(372,792)	(276,655)	52,195	(170,679)
Change in unrealized gain (loss) on investments	80,092	(27,293)	1,477,291	134,296	3,170,560	4,857,869	3,823,759	4,336,645
Reinvested capital gains	23,735	13,352	127	11,026	-	1,907,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,748	7,842	1,549,378	150,973	2,567,110	6,814,080	4,700,692	5,105,794

Equity transactions:
Purchase payments received from contract owners (note 4)	7,807,802	1,851,158	6,768,589	1,649,815	1,235,880	1,985,948	4,293,419	3,300,519
Transfers between funds	4,330,979	681,205	(47,082)	419,121	(1,426,327)	(1,591,039)	12,951,672	(1,996,454)
Redemptions (notes 2, 3, and 4)	(939,151)	(16,579)	(131,819)	(1,715)	(3,047,734)	(4,281,768)	(5,434,147)	(6,863,433)
Adjustments to maintain reserves	(27)	(8)	(12)	20	33	(10)	401	(504)

Net equity transactions	11,199,603	2,515,776	6,589,676	2,067,241	(3,238,148)	(3,886,869)	11,811,345	(5,559,872)

Net change in contract owners’ equity	11,435,351	2,523,618	8,139,054	2,218,214	(671,038)	2,927,211	16,512,037	(454,078)
Contract owners’ equity at beginning of period	2,523,618	-	2,218,214	-	43,720,837	40,793,626	67,276,217	67,730,295

Contract owners’ equity at end of period	$13,958,969	2,523,618	10,357,268	2,218,214	43,049,799	43,720,837	83,788,254	67,276,217

CHANGE IN UNITS:
Beginning units	241,170	-	205,941	-	4,290,709	4,687,087	4,758,362	5,180,632
Units purchased	1,266,062	271,007	716,841	207,401	497,068	550,372	1,946,619	924,883
Units redeemed	(244,853)	(29,837)	(81,199)	(1,460)	(802,831)	(946,750)	(1,164,603)	(1,347,153)

Ending units	1,262,379	241,170	841,583	205,941	3,984,946	4,290,709	5,540,378	4,758,362

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMGA2		NVMIG1		NVMIG6		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,138,520	(2,339,087)	(81,121)	(19,612)	(795,841)	(552,693)	(5,275)	-
Realized gain (loss) on investments	3,702,050	572,631	(158,259)	(388,170)	4,936,050	3,727,688	9,799	-
Change in unrealized gain (loss) on investments	30,262,684	29,595,239	3,028,392	4,700,681	7,439,506	16,388,068	300,775	-
Reinvested capital gains	-	6,911,023	7,705,790	1,343,193	30,413,929	5,912,227	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,103,254	34,739,806	10,494,802	5,636,092	41,993,644	25,475,290	305,299	-

Equity transactions:
Purchase payments received from contract owners (note 4)	26,206,443	42,591,448	192,316	160,605	4,453,636	1,124,069	18,626	-
Transfers between funds	(22,290,875)	890,491	597,135	(252,156)	(5,414,371)	(3,281,369)	1,722,488	-
Redemptions (notes 2, 3, and 4)	(15,697,703)	(10,715,517)	(1,862,291)	(2,136,762)	(9,748,718)	(10,939,256)	(36,465)	-
Adjustments to maintain reserves	155	(214)	328	(967)	(42,327)	(83)	21,489	-

Net equity transactions	(11,781,980)	32,766,208	(1,072,512)	(2,229,280)	(10,751,780)	(13,096,639)	1,726,138	-

Net change in contract owners’ equity	27,321,274	67,506,014	9,422,290	3,406,812	31,241,864	12,378,651	2,031,437	-
Contract owners’ equity at beginning of period	311,900,255	244,394,241	22,231,885	18,825,073	98,575,956	86,197,305	-	-

Contract owners’ equity at end of period	$339,221,529	311,900,255	31,654,175	22,231,885	129,817,820	98,575,956	2,031,437	-

CHANGE IN UNITS:
Beginning units	27,691,497	24,609,072	1,793,593	1,994,973	7,384,663	8,452,066	-	-
Units purchased	2,459,796	4,764,898	132,626	23,963	1,726,819	666,371	185,138	-
Units redeemed	(3,506,286)	(1,682,473)	(212,500)	(225,343)	(2,521,920)	(1,733,774)	(12,970)	-

Ending units	26,645,007	27,691,497	1,713,719	1,793,593	6,589,562	7,384,663	172,168	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVZ		NVMLG1		NVMLG2		NVMM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(164,815)	-	(118,313)	233,225	(1,806,921)	2,596,948	(482)	-
Realized gain (loss) on investments	26,744	-	(343,568)	(18,929)	(5,645,050)	(21,367)	-	-
Change in unrealized gain (loss) on investments	8,671,600	-	(1,586,475)	848,581	(22,770,672)	11,102,949	-	-
Reinvested capital gains	-	-	4,298,354	1,203,772	59,714,220	14,974,105	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,533,529	-	2,249,998	2,266,649	29,491,577	28,652,635	(482)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	467,356	-	109,269	106,871	2,651,726	4,701,138	1,002,883	-
Transfers between funds	51,530,569	-	(584,729)	(488,443)	(11,948,002)	(7,142,025)	(877,643)	-
Redemptions (notes 2, 3, and 4)	(1,090,431)	-	(700,387)	(1,062,688)	(9,781,176)	(11,174,867)	-	-
Adjustments to maintain reserves	25,348	-	(113)	454	201	56	1	-

Net equity transactions	50,932,842	-	(1,175,960)	(1,443,806)	(19,077,251)	(13,615,698)	125,241	-

Net change in contract owners’ equity	59,466,371	-	1,074,038	822,843	10,414,326	15,036,937	124,759	-
Contract owners’ equity at beginning of period	-	-	9,184,956	8,362,113	120,157,377	105,120,440	-	-

Contract owners’ equity at end of period	$59,466,371	-	10,258,994	9,184,956	130,571,703	120,157,377	124,759	-

CHANGE IN UNITS:
Beginning units	-	-	382,086	448,327	5,293,739	5,938,578	-	-
Units purchased	5,190,444	-	23,226	28,424	707,424	818,452	100,865	-
Units redeemed	(128,316)	-	(72,601)	(94,665)	(1,507,522)	(1,463,291)	(88,290)	-

Ending units	5,062,128	-	332,711	382,086	4,493,641	5,293,739	12,575	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,559,718)	(2,308,574)	(1,989,444)	(1,779,292)	8,112	11,590	1,244,984	1,787,439
Realized gain (loss) on investments	3,338,345	6,629,580	(2,870,257)	(5,070,783)	(56,266)	(27,080)	(19,539,277)	(6,544,540)
Change in unrealized gain (loss) on investments	69,513,875	2,119,857	50,710,093	10,786,045	31,556	38,668	13,000,740	9,982,958
Reinvested capital gains	27,150,124	44,016,105	18,235,243	29,545,635	-	114,157	-	40,213,968

Net increase (decrease) in contract owners’ equity resulting from operations	97,442,626	50,456,968	64,085,635	33,481,605	(16,598)	137,335	(5,293,553)	45,439,825

Equity transactions:
Purchase payments received from contract owners (note 4)	928,534	1,523,950	8,144,883	4,904,039	-	(971)	2,085,238	2,870,048
Transfers between funds	(5,354,913)	(1,867,508)	(29,042,828)	8,663,181	(85,169)	(74,798)	(193,310)	(3,325,488)
Redemptions (notes 2, 3, and 4)	(13,684,156)	(17,902,178)	(10,931,783)	(12,849,049)	(2,315)	(39,389)	(16,283,006)	(25,040,142)
Adjustments to maintain reserves	2,354	175	610	(20)	3	3	671	17

Net equity transactions	(18,108,181)	(18,245,561)	(31,829,118)	718,151	(87,481)	(115,155)	(14,390,407)	(25,495,565)

Net change in contract owners’ equity	79,334,445	32,211,407	32,256,517	34,199,756	(104,079)	22,180	(19,683,960)	19,944,260
Contract owners’ equity at beginning of period	178,846,131	146,634,724	128,549,149	94,349,393	648,555	626,375	231,598,787	211,654,527

Contract owners’ equity at end of period	$258,180,576	178,846,131	160,805,666	128,549,149	544,476	648,555	211,914,827	231,598,787

CHANGE IN UNITS:
Beginning units	7,457,247	8,287,039	5,672,388	5,598,301	34,208	40,741	10,260,963	11,449,717
Units purchased	93,517	121,840	1,904,715	1,622,679	1,187	274	856,577	424,367
Units redeemed	(775,253)	(951,632)	(3,102,231)	(1,548,592)	(6,232)	(6,807)	(1,483,755)	(1,613,121)

Ending units	6,775,511	7,457,247	4,474,872	5,672,388	29,163	34,208	9,633,785	10,260,963

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(619,901)	(509,008)	(471,230)	(396,943)	(9,220)	(10,222)	(712,647)	(845,151)
Realized gain (loss) on investments	1,360,270	2,231,541	677,632	1,324,883	(50,177)	(81,247)	(2,262,473)	6,641,110
Change in unrealized gain (loss) on investments	1,495,311	9,171,508	1,173,866	5,204,244	89,237	339,592	7,797,822	5,270,364
Reinvested capital gains	5,726,559	5,862,075	3,770,387	3,343,833	113,260	200,511	6,333,970	11,257,304

Net increase (decrease) in contract owners’ equity resulting from operations	7,962,239	16,756,116	5,150,655	9,476,017	143,100	448,634	11,156,672	22,323,627

Equity transactions:
Purchase payments received from contract owners (note 4)	315,541	454,211	1,158,943	3,448,248	46,985	51,240	1,725,162	1,957,837
Transfers between funds	(1,961,131)	(809,560)	(2,074,447)	(1,228,082)	(81,919)	(52,964)	(5,875,102)	(1,327,303)
Redemptions (notes 2, 3, and 4)	(4,640,884)	(6,674,205)	(2,821,863)	(5,170,758)	(207,182)	(387,637)	(9,922,189)	(11,423,659)
Adjustments to maintain reserves	1,076	(60)	347	(432)	58	(42)	797	(20)

Net equity transactions	(6,285,398)	(7,029,614)	(3,737,020)	(2,951,024)	(242,058)	(389,403)	(14,071,332)	(10,793,145)

Net change in contract owners’ equity	1,676,841	9,726,502	1,413,635	6,524,993	(98,958)	59,231	(2,914,660)	11,530,482
Contract owners’ equity at beginning of period	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477	105,198,483	93,668,001

Contract owners’ equity at end of period	$77,645,454	75,968,613	44,528,018	43,114,383	2,003,750	2,102,708	102,283,823	105,198,483

CHANGE IN UNITS:
Beginning units	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207	4,925,653	5,445,148
Units purchased	44,396	36,440	575,769	403,190	12,640	5,377	354,668	980,238
Units redeemed	(357,457)	(400,441)	(735,503)	(556,352)	(26,766)	(25,267)	(994,243)	(1,499,733)

Ending units	3,252,837	3,565,898	1,943,145	2,102,879	81,191	95,317	4,286,078	4,925,653

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVOLG2		NVRE1		NVRE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,076	1,305,605	(1,208,183)	(9,583)	65,393	147,271	(292,407)	(41,059)
Realized gain (loss) on investments	2,943,052	9,742,258	(6,125,520)	(4,385,492)	(899,551)	(1,076,756)	(4,869,492)	(1,423,079)
Change in unrealized gain (loss) on investments	20,905,499	4,696,528	24,326,983	16,051,245	(2,653,247)	11,769,139	(3,464,714)	23,025,386
Reinvested capital gains	39,046,437	96,430,002	28,648,461	68,289,238	173,919	-	360,732	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,914,064	112,174,393	45,641,741	79,945,408	(3,313,486)	10,839,654	(8,265,881)	21,561,248

Equity transactions:
Purchase payments received from contract owners (note 4)	3,877,169	2,982,662	12,740,745	5,039,861	398,469	519,095	3,815,038	2,999,734
Transfers between funds	(8,850,312)	(4,879,185)	(41,297,637)	13,754,398	(1,562,985)	(483,738)	(10,150,888)	5,008,440
Redemptions (notes 2, 3, and 4)	(31,884,997)	(38,541,417)	(24,755,607)	(25,391,347)	(2,968,534)	(4,960,873)	(7,325,047)	(9,565,206)
Adjustments to maintain reserves	4,555	981	(526)	580	253	(49)	(11,444)	(88)

Net equity transactions	(36,853,585)	(40,436,959)	(53,313,025)	(6,596,508)	(4,132,797)	(4,925,565)	(13,672,341)	(1,557,120)

Net change in contract owners’ equity	26,060,479	71,737,434	(7,671,284)	73,348,900	(7,446,283)	5,914,089	(21,938,222)	20,004,128
Contract owners’ equity at beginning of period	399,493,431	327,755,997	305,459,440	232,110,540	44,837,288	38,923,199	97,656,428	77,652,300

Contract owners’ equity at end of period	$425,553,910	399,493,431	297,788,156	305,459,440	37,391,005	44,837,288	75,718,206	97,656,428

CHANGE IN UNITS:
Beginning units	9,975,304	11,104,064	7,991,334	8,197,306	2,444,964	2,737,930	5,671,543	5,777,988
Units purchased	159,165	144,812	1,782,286	1,635,828	53,054	88,471	655,716	1,213,815
Units redeemed	(1,070,663)	(1,273,572)	(3,117,677)	(1,841,800)	(321,248)	(381,437)	(1,598,296)	(1,320,260)

Ending units	9,063,806	9,975,304	6,655,943	7,991,334	2,176,770	2,444,964	4,728,963	5,671,543

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB2		NVTIV3		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(613,219)	(597,986)	183,121	1,032,187	(244,989)	1,708,201	(8,001,691)	1,468,501
Realized gain (loss) on investments	(10,356,062)	(2,940,718)	97,472	(1,003,869)	(5,878,017)	1,676,428	-	-
Change in unrealized gain (loss) on investments	28,236,068	(14,450,894)	1,782,083	3,587,210	16,654,967	(860,109)	-	-
Reinvested capital gains	4,881,037	38,288,355	-	-	-	16,421,785	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,147,824	20,298,757	2,062,676	3,615,528	10,531,961	18,946,305	(8,001,691)	1,468,501

Equity transactions:
Purchase payments received from contract owners (note 4)	20,341,660	12,868,858	13,442,318	14,025,257	1,219,692	4,078,392	156,578,576	134,678,359
Transfers between funds	(4,223,369)	139,987	14,712,647	(14,198,213)	5,850,021	14,144,987	579,450,568	268,169,188
Redemptions (notes 2, 3, and 4)	(6,649,956)	(4,691,174)	(18,056,894)	(16,384,941)	(14,872,665)	(18,641,037)	(557,241,631)	(465,764,138)
Adjustments to maintain reserves	353	(437)	(22)	(36)	531	(5)	(42,908)	6,117

Net equity transactions	9,468,688	8,317,234	10,098,049	(16,557,933)	(7,802,421)	(417,663)	178,744,605	(62,910,474)

Net change in contract owners’ equity	31,616,512	28,615,991	12,160,725	(12,942,405)	2,729,540	18,528,642	170,742,914	(61,441,973)
Contract owners’ equity at beginning of period	113,146,374	84,530,383	147,991,296	160,933,701	189,900,204	171,371,562	504,189,693	565,631,666

Contract owners’ equity at end of period	$144,762,886	113,146,374	160,152,021	147,991,296	192,629,744	189,900,204	674,932,607	504,189,693

CHANGE IN UNITS:
Beginning units	6,508,380	5,983,119	14,111,650	15,840,601	12,319,345	12,328,795	43,262,098	48,439,904
Units purchased	2,183,841	1,467,123	9,180,761	4,361,340	2,109,864	1,882,174	102,874,715	59,343,695
Units redeemed	(1,621,412)	(941,862)	(8,238,003)	(6,090,291)	(2,374,572)	(1,891,624)	(88,602,227)	(64,521,501)

Ending units	7,070,809	6,508,380	15,054,408	14,111,650	12,054,637	12,319,345	57,534,586	43,262,098

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCF2		SCGF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(692,996)	(750,308)	(533,361)	(601,305)	(87,778)	(80,482)	(636,085)	(580,760)
Realized gain (loss) on investments	493,203	899,993	(3,540,249)	(2,453,956)	(25,114)	(128,166)	(3,734,176)	(293,111)
Change in unrealized gain (loss) on investments	8,723,690	5,795,975	10,238,949	6,559,275	1,606,843	290,025	13,030,364	158,252
Reinvested capital gains	2,257,009	6,641,946	1,673,776	4,811,073	890,439	1,667,975	5,810,636	10,937,783

Net increase (decrease) in contract owners’ equity resulting from operations	10,780,906	12,587,606	7,839,115	8,315,087	2,384,390	1,749,352	14,470,739	10,222,164

Equity transactions:
Purchase payments received from contract owners (note 4)	295,986	353,335	2,018,803	1,384,344	87,797	82,071	3,608,806	2,127,553
Transfers between funds	(1,611,983)	(1,099,718)	(2,132,440)	53,394	56,477	(113,048)	(5,129,224)	206,502
Redemptions (notes 2, 3, and 4)	(4,898,946)	(5,260,034)	(3,675,597)	(3,779,487)	(430,870)	(487,260)	(3,627,501)	(2,910,891)
Adjustments to maintain reserves	987	2,273	(41,141)	(347)	87	(52)	459	(421)

Net equity transactions	(6,213,956)	(6,004,144)	(3,830,375)	(2,342,096)	(286,509)	(518,289)	(5,147,460)	(577,257)

Net change in contract owners’ equity	4,566,950	6,583,462	4,008,740	5,972,991	2,097,881	1,231,063	9,323,279	9,644,907
Contract owners’ equity at beginning of period	60,683,223	54,099,761	41,328,124	35,355,133	6,568,627	5,337,564	40,921,997	31,277,090

Contract owners’ equity at end of period	$65,250,173	60,683,223	45,336,864	41,328,124	8,666,508	6,568,627	50,245,276	40,921,997

CHANGE IN UNITS:
Beginning units	806,570	888,494	1,019,467	1,077,040	385,691	420,135	1,200,642	1,224,052
Units purchased	19,741	16,309	136,887	114,181	78,129	60,173	490,149	296,499
Units redeemed	(109,812)	(98,233)	(227,474)	(171,754)	(97,633)	(94,617)	(626,535)	(319,909)

Ending units	716,499	806,570	928,880	1,019,467	366,187	385,691	1,064,256	1,200,642

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		SCVF2		TRF		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(232,120)	(71,887)	(461,934)	(242,885)	(229,072)	(226,179)	(630,984)	(627,212)
Realized gain (loss) on investments	(2,725,354)	550,254	(5,499,684)	(2,764,139)	7,468,812	8,613,128	11,638,678	14,753,218
Change in unrealized gain (loss) on investments	3,190,050	(4,023,582)	7,734,569	(2,883,314)	(5,763,463)	16,498,962	(10,405,370)	6,215,676
Reinvested capital gains	95,691	7,373,925	164,124	11,286,911	8,921,899	5,358,500	7,573,076	4,631,916

Net increase (decrease) in contract owners’ equity resulting from operations	328,267	3,828,710	1,937,075	5,396,573	10,398,176	30,244,411	8,175,400	24,973,598

Equity transactions:
Purchase payments received from contract owners (note 4)	369,263	321,666	1,736,038	1,001,527	640,948	1,145,526	3,555,108	4,601,250
Transfers between funds	(388,225)	(431,245)	1,400,564	(178,799)	(2,381,360)	(1,289,921)	(4,407,795)	1,979,516
Redemptions (notes 2, 3, and 4)	(2,263,134)	(2,830,041)	(2,685,706)	(3,138,150)	(9,320,451)	(12,583,393)	(10,473,615)	(12,535,194)
Adjustments to maintain reserves	529	76	(60,692)	(336)	3,883	293	1,103	18

Net equity transactions	(2,281,567)	(2,939,544)	390,204	(2,315,758)	(11,056,980)	(12,727,495)	(11,325,199)	(5,954,410)

Net change in contract owners’ equity	(1,953,300)	889,166	2,327,279	3,080,815	(658,804)	17,516,916	(3,149,799)	19,019,188
Contract owners’ equity at beginning of period	23,887,728	22,998,562	35,487,106	32,406,291	131,486,748	113,969,832	112,611,597	93,592,409

Contract owners’ equity at end of period	$21,934,428	23,887,728	37,814,385	35,487,106	130,827,944	131,486,748	109,461,798	112,611,597

CHANGE IN UNITS:
Beginning units	571,880	644,567	927,362	987,854	937,161	1,054,265	3,243,676	3,413,423
Units purchased	37,930	21,407	234,590	121,142	9,465	19,611	375,907	757,632
Units redeemed	(98,417)	(94,094)	(203,915)	(181,634)	(92,574)	(136,715)	(710,216)	(927,379)

Ending units	511,393	571,880	958,037	927,362	854,052	937,161	2,909,367	3,243,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMINS		AMMCGS		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(195)	(195)	(1,192)	(1,706)	(47,475)	(46,445)	(107,500)	(149,785)
Realized gain (loss) on investments	602	1,169	281	(186)	230,589	186,419	921,915	918,513
Change in unrealized gain (loss) on investments	3,505	1,599	6,678	22,928	645,314	412,095	981,140	1,735,274
Reinvested capital gains	643	814	5,136	4,452	165,824	227,134	586,266	837,518

Net increase (decrease) in contract owners’ equity resulting from operations	4,555	3,387	10,903	25,488	994,252	779,203	2,381,821	3,341,520

Equity transactions:
Purchase payments received from contract owners (note 4)	2,859	2,968	-	4	15,396	1,168	42,063	69,515
Transfers between funds	-	543	-	(7,452)	(119,740)	147,797	(694,651)	(586,051)
Redemptions (notes 2, 3, and 4)	(4,392)	(4,520)	(13,170)	(8,192)	(284,460)	(303,499)	(1,378,368)	(1,633,219)
Adjustments to maintain reserves	473	44	10	(17)	(25)	(90)	550	13,398

Net equity transactions	(1,060)	(965)	(13,160)	(15,657)	(388,829)	(154,624)	(2,030,406)	(2,136,357)

Net change in contract owners’ equity	3,495	2,422	(2,257)	9,831	605,423	624,579	351,415	1,205,163
Contract owners’ equity at beginning of period	14,771	12,349	116,470	106,639	3,157,985	2,533,406	15,904,345	14,699,182

Contract owners’ equity at end of period	$18,266	14,771	114,213	116,470	3,763,408	3,157,985	16,255,760	15,904,345

CHANGE IN UNITS:
Beginning units	-	-	7,137	8,216	72,408	75,180	446,891	512,948
Units purchased	-	7	-	263	12,706	17,123	7,868	4,014
Units redeemed	-	(7)	(806)	(1,342)	(22,472)	(19,895)	(67,588)	(70,071)

Ending units	-	-	6,331	7,137	62,642	72,408	387,171	446,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		NOTB4		NOTG4		NOTMG4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$516,064	308,894	12,100	23,017	(3,217)	(24,315)	5,376	2,094
Realized gain (loss) on investments	(436,992)	(604,713)	(114,989)	(19,587)	(62,227)	(39,041)	(93,956)	(30,694)
Change in unrealized gain (loss) on investments	834,815	1,743,415	233,121	860,094	173,119	408,299	231,249	655,547
Reinvested capital gains	-	-	123,258	291,956	-	327,239	55,340	305,396

Net increase (decrease) in contract owners’ equity resulting from operations	913,887	1,447,596	253,490	1,155,480	107,675	672,182	198,009	932,343

Equity transactions:
Purchase payments received from contract owners (note 4)	359,865	401,173	6,704	4,918	140,450	13,789	20,411	15,786
Transfers between funds	1,173,044	(1,483,799)	(55,468)	(1,510)	20,483	(172,261)	(120,003)	(31,310)
Redemptions (notes 2, 3, and 4)	(6,867,839)	(9,045,544)	(2,159,417)	(831,279)	(755,498)	(267,618)	(899,312)	(366,742)
Adjustments to maintain reserves	(21)	(3)	49	(84)	66	(56)	83	(85)

Net equity transactions	(5,334,951)	(10,128,173)	(2,208,132)	(827,955)	(594,499)	(426,146)	(998,821)	(382,351)

Net change in contract owners’ equity	(4,421,064)	(8,680,577)	(1,954,642)	327,525	(486,824)	246,036	(800,812)	549,992
Contract owners’ equity at beginning of period	62,825,663	71,506,240	10,056,420	9,728,895	5,078,242	4,832,206	7,455,381	6,905,389

Contract owners’ equity at end of period	$58,404,599	62,825,663	8,101,778	10,056,420	4,591,418	5,078,242	6,654,569	7,455,381

CHANGE IN UNITS:
Beginning units	5,359,460	6,261,593	851,617	925,125	407,232	443,562	597,271	629,849
Units purchased	718,571	827,348	12,434	8,207	18,017	4,163	11,155	14,312
Units redeemed	(1,205,911)	(1,729,481)	(200,455)	(81,715)	(68,216)	(40,493)	(93,068)	(46,890)

Ending units	4,872,120	5,359,460	663,596	851,617	357,033	407,232	515,358	597,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMUBA		PMVAAD		PMVEBD		PMVFAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,215	2,103	1,211,685	494,777	354,430	333,967	542,121	48,392
Realized gain (loss) on investments	(34)	(3)	(551,472)	(185,615)	(83,687)	(33,459)	(269,513)	(40,867)
Change in unrealized gain (loss) on investments	1,178	208	1,364,870	3,627,074	234,660	1,134,133	964,385	818,587
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,359	2,308	2,025,083	3,936,236	505,403	1,434,641	1,236,993	826,112

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	550,108	865,302	871,078	896,950	1,321,563	409,783
Transfers between funds	1,160	755	(2,069,757)	(570,509)	(458,715)	601,718	(554,649)	(324,808)
Redemptions (notes 2, 3, and 4)	(4)	-	(3,178,677)	(2,471,263)	(720,092)	(890,349)	(1,501,312)	(1,850,854)
Adjustments to maintain reserves	(7)	(1)	335	(310)	3,271	(392)	1,721	(261)

Net equity transactions	1,149	754	(4,697,991)	(2,176,780)	(304,458)	607,927	(732,677)	(1,766,140)

Net change in contract owners’ equity	3,508	3,062	(2,672,908)	1,759,456	200,945	2,042,568	504,316	(940,028)
Contract owners’ equity at beginning of period	57,094	54,032	42,458,156	40,698,700	12,982,549	10,939,981	15,596,010	16,536,038

Contract owners’ equity at end of period	$60,602	57,094	39,785,248	42,458,156	13,183,494	12,982,549	16,100,326	15,596,010

CHANGE IN UNITS:
Beginning units	5,450	5,377	3,633,506	3,832,626	1,163,994	1,107,456	1,330,616	1,483,969
Units purchased	157	73	181,386	196,403	249,126	301,190	268,225	176,431
Units redeemed	(50)	-	(604,580)	(395,523)	(288,421)	(244,652)	(341,796)	(329,784)

Ending units	5,557	5,450	3,210,312	3,633,506	1,124,699	1,163,994	1,257,045	1,330,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVHYD		PMVIV		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,197	8,480	11,776	10,826	21,672	2,477	(1,469,131)	4,497,268
Realized gain (loss) on investments	6,976	979	517	579	114	67	(3,411,418)	(2,973,394)
Change in unrealized gain (loss) on investments	(8,301)	26,435	4,386	20,633	39,231	3,187	9,543,778	7,513,362
Reinvested capital gains	-	4,505	-	-	1,310	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,872	40,399	16,679	32,038	62,327	5,731	4,663,229	9,037,236

Equity transactions:
Purchase payments received from contract owners (note 4)	39,517	10,673	10,001	9,405	1,113,755	82,443	10,316,746	15,922,270
Transfers between funds	(139,911)	14,971	36,725	(2,016)	352,645	151,825	25,427,108	1,382,752
Redemptions (notes 2, 3, and 4)	(10,832)	(16,357)	(1,237)	(17,262)	(103)	-	(37,048,496)	(39,460,277)
Adjustments to maintain reserves	63	-	60	8	71	(25)	(18,290)	7,592

Net equity transactions	(111,163)	9,287	45,549	(9,865)	1,466,368	234,243	(1,322,932)	(22,147,663)

Net change in contract owners’ equity	(80,291)	49,686	62,228	22,173	1,528,695	239,974	3,340,297	(13,110,427)
Contract owners’ equity at beginning of period	678,593	628,907	256,990	234,817	257,017	17,043	382,314,612	395,425,039

Contract owners’ equity at end of period	$598,302	678,593	319,218	256,990	1,785,712	257,017	385,654,909	382,314,612

CHANGE IN UNITS:
Beginning units	53,592	52,907	19,301	20,123	23,677	1,696	33,581,573	35,595,616
Units purchased	9,264	9,828	5,347	1,358	136,272	22,528	9,041,727	6,226,123
Units redeemed	(18,003)	(9,143)	(1,859)	(2,180)	(1,834)	(547)	(9,238,915)	(8,240,166)

Ending units	44,853	53,592	22,789	19,301	158,115	23,677	33,384,385	33,581,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRA		PMVRSD		PMVSTA		PMVTRD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,927	2,987	5,338	4,733	(218,811)	547,938	1,862,832	4,965,756
Realized gain (loss) on investments	993	231	(3,719)	(11,941)	(289,238)	(24,819)	(612,281)	(4,466,965)
Change in unrealized gain (loss) on investments	30,832	15,815	1,175	19,562	717,820	167,188	18,955,727	22,495,555
Reinvested capital gains	-	-	-	-	-	-	3,970,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,752	19,033	2,794	12,354	209,771	690,307	24,176,592	22,994,346

Equity transactions:
Purchase payments received from contract owners (note 4)	198,323	27,743	-	47,078	7,269,633	11,238,019	21,985,939	23,515,787
Transfers between funds	5,541	(4,408)	(14,934)	(34,142)	5,644,425	13,692,917	16,741,128	(18,748,641)
Redemptions (notes 2, 3, and 4)	(4,213)	(15,993)	(1,756)	(19,317)	(9,830,985)	(5,819,389)	(34,203,238)	(30,929,752)
Adjustments to maintain reserves	44	10	11	(2)	4,461	(244)	41,271	1,000

Net equity transactions	199,695	7,352	(16,679)	(6,383)	3,087,534	19,111,303	4,565,100	(26,161,606)

Net change in contract owners’ equity	234,447	26,385	(13,885)	5,971	3,297,305	19,801,610	28,741,692	(3,167,260)
Contract owners’ equity at beginning of period	265,577	239,192	123,184	117,213	69,148,806	49,347,196	363,492,228	366,659,488

Contract owners’ equity at end of period	$500,024	265,577	109,299	123,184	72,446,111	69,148,806	392,233,920	363,492,228

CHANGE IN UNITS:
Beginning units	26,395	25,651	20,926	22,048	6,714,306	4,846,128	31,717,096	34,163,917
Units purchased	21,303	3,826	2,155	10,251	3,443,545	3,561,834	8,397,388	5,074,102
Units redeemed	(3,019)	(3,082)	(4,698)	(11,373)	(3,178,693)	(1,693,656)	(8,147,058)	(7,520,923)

Ending units	44,679	26,395	18,383	20,926	6,979,158	6,714,306	31,967,426	31,717,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVIGIB		PVTIGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,079)	13,337	(75,573)	(41,863)	(1,679)	-	75,174	(23,221)
Realized gain (loss) on investments	(52,039)	18,824	231,208	40,038	2,065	-	(751,407)	112,274
Change in unrealized gain (loss) on investments	553,944	395,272	1,300,481	504,044	44,874	-	779,652	1,695,273
Reinvested capital gains	181,488	217,089	249,686	397,786	-	-	-	14,357

Net increase (decrease) in contract owners’ equity resulting from operations	670,314	644,522	1,705,802	900,005	45,260	-	103,419	1,798,683

Equity transactions:
Purchase payments received from contract owners (note 4)	5,448,071	50,908	43,119	49,692	297,460	-	1,891,244	1,384,957
Transfers between funds	2,018,524	277,339	2,312,481	1,097,538	494,526	-	(7,123,103)	8,329,577
Redemptions (notes 2, 3, and 4)	(473,618)	(268,507)	(512,063)	(424,655)	(889)	-	(738,100)	(345,492)
Adjustments to maintain reserves	105	(107)	145	(46)	(9)	-	660	(185)

Net equity transactions	6,993,082	59,633	1,843,682	722,529	791,088	-	(5,969,299)	9,368,857

Net change in contract owners’ equity	7,663,396	704,155	3,549,484	1,622,534	836,348	-	(5,865,880)	11,167,540
Contract owners’ equity at beginning of period	2,895,953	2,191,798	3,782,197	2,159,663	-	-	18,098,499	6,930,959

Contract owners’ equity at end of period	$10,559,349	2,895,953	7,331,681	3,782,197	836,348	-	12,232,619	18,098,499

CHANGE IN UNITS:
Beginning units	222,349	215,922	208,365	160,245	-	-	889,855	412,873
Units purchased	655,345	45,844	193,045	122,201	70,369	-	185,989	547,749
Units redeemed	(101,864)	(39,417)	(105,329)	(74,081)	(8,376)	-	(548,808)	(70,767)

Ending units	775,830	222,349	296,081	208,365	61,993	-	527,036	889,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HVSIT		ROCSC		TRHS2		VVGGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(243,599)	(277,767)	1,188	713	(4,433,248)	(4,176,964)	3,838	(597)
Realized gain (loss) on investments	(1,124,226)	(1,808,071)	(8,793)	(3,218)	9,717,089	6,912,254	133,222	6,471
Change in unrealized gain (loss) on investments	2,241,899	2,319,589	(20,551)	13,239	46,156,054	46,488,399	(48,044)	36,774
Reinvested capital gains	1,147,365	3,438,461	3,672	31,345	18,506,482	12,324,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,021,439	3,672,212	(24,484)	42,079	69,946,377	61,548,592	89,016	42,648

Equity transactions:
Purchase payments received from contract owners (note 4)	42,708	60,551	-	-	22,552,047	11,808,198	536,145	235,684
Transfers between funds	(1,028,480)	(123,352)	(12,188)	(405)	(21,440,570)	(11,873,081)	26,023	(22,240)
Redemptions (notes 2, 3, and 4)	(1,889,748)	(1,898,136)	(7,653)	(6,088)	(22,663,254)	(23,338,467)	(93,943)	-
Adjustments to maintain reserves	250	(273)	1	1	1,428	687	(9)	(9)

Net equity transactions	(2,875,270)	(1,961,210)	(19,840)	(6,492)	(21,550,349)	(23,402,663)	468,216	213,435

Net change in contract owners’ equity	(853,831)	1,711,002	(44,324)	35,587	48,396,028	38,145,929	557,232	256,083
Contract owners’ equity at beginning of period	17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-

Contract owners’ equity at end of period	$16,632,274	17,486,105	226,558	270,882	330,365,126	281,969,098	813,315	256,083

CHANGE IN UNITS:
Beginning units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-
Units purchased	103,633	153,761	234	98	1,169,946	805,556	111,499	23,243
Units redeemed	(228,219)	(237,571)	(1,894)	(561)	(1,696,977)	(1,431,572)	(64,571)	(2,288)

Ending units	690,065	814,651	15,761	17,421	5,988,488	6,515,519	67,883	20,955

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWBF		VWEM		VWHA		VWHAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$310,394	(61,964)	93,175	(128,946)	(38,805)	(147,849)	(184,848)	(415,798)
Realized gain (loss) on investments	(404,312)	(384,362)	304,885	214,567	(1,057,079)	(904,592)	(2,482,287)	(1,990,985)
Change in unrealized gain (loss) on investments	419,534	1,106,322	1,091,025	3,254,670	2,538,676	2,127,142	6,934,842	4,901,599
Reinvested capital gains	-	-	409,091	340,644	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	325,616	659,996	1,898,176	3,680,935	1,442,792	1,074,701	4,267,707	2,494,816

Equity transactions:
Purchase payments received from contract owners (note 4)	32,832	64,702	57,851	179,673	37	44	1,370,607	1,612,198
Transfers between funds	(264,955)	(138,451)	(910,548)	(223,573)	(314,918)	(319,210)	49,982	710,838
Redemptions (notes 2, 3, and 4)	(466,249)	(726,816)	(1,614,221)	(1,439,728)	(915,913)	(949,529)	(1,859,168)	(2,869,658)
Adjustments to maintain reserves	(416)	526	(186)	486	(66)	19	165	(267)

Net equity transactions	(698,788)	(800,039)	(2,467,104)	(1,483,142)	(1,230,860)	(1,268,676)	(438,414)	(546,889)

Net change in contract owners’ equity	(373,172)	(140,043)	(568,928)	2,197,793	211,932	(193,975)	3,829,293	1,947,927
Contract owners’ equity at beginning of period	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951	25,930,502	23,982,575

Contract owners’ equity at end of period	$5,777,855	6,151,027	14,940,718	15,509,646	10,733,908	10,521,976	29,759,795	25,930,502

CHANGE IN UNITS:
Beginning units	253,821	288,142	493,694	546,069	597,024	689,947	4,531,754	4,611,558
Units purchased	18,733	4,861	10,780	76,917,185	39,396	8,542	1,859,425	2,286,179
Units redeemed	(50,323)	(39,182)	(93,611)	(76,969,560)	(127,291)	(101,465)	(1,943,223)	(2,365,983)

Ending units	222,231	253,821	410,863	493,694	509,129	597,024	4,447,956	4,531,754

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VYDS		VRVDRA		SVDF		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(699)	(1,121)	(467)	22,838	(795)	(662)	(2,318)	(2,765)
Realized gain (loss) on investments	23,576	1,348	(325,189)	302	2,005	1,402	15,968	13,260
Change in unrealized gain (loss) on investments	(12,110)	25,198	175,530	(188,998)	22,455	8,145	16,242	26,132
Reinvested capital gains	9,744	9,023	32,823	188,784	4,668	4,819	19,832	30,229

Net increase (decrease) in contract owners’ equity resulting from operations	20,511	34,448	(117,303)	22,926	28,333	13,704	49,724	66,856

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	846,314	621,237	509	(66)	872	2,544
Transfers between funds	(177,930)	-	(464,628)	1,400,528	-	97	-	-
Redemptions (notes 2, 3, and 4)	(5,024)	(2,015)	(42,890)	(14,347)	(3,117)	(2,555)	(33,943)	(30,326)
Adjustments to maintain reserves	18	(2)	343,302	(343,320)	(97)	188	146	(521)

Net equity transactions	(182,936)	(2,017)	682,098	1,664,098	(2,705)	(2,336)	(32,925)	(28,303)

Net change in contract owners’ equity	(162,425)	32,431	564,795	1,687,024	25,628	11,368	16,799	38,553
Contract owners’ equity at beginning of period	162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758

Contract owners’ equity at end of period	$-	162,425	2,251,819	1,687,024	75,362	49,734	286,110	269,311

CHANGE IN UNITS:
Beginning units	5,849	5,933	188,313	-	-	-	-	-
Units purchased	-	-	154,321	233,753	-	52	-	-
Units redeemed	(5,849)	(84)	(127,581)	(45,440)	-	(52)	-	-

Ending units	-	5,849	215,053	188,313	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVOG2		WFVSCG		IVKMG2		GVDIVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(231)	(192)	(1,623,663)	(1,498,591)	(66,859)	(222,393)	150,677	479,653
Realized gain (loss) on investments	78	(487)	6,597,645	4,022,919	(4,628,635)	(15,024)	(1,076,727)	(50,840)
Change in unrealized gain (loss) on investments	4,626	2,744	40,369,257	1,489,391	(211,614)	2,204,699	606,641	(211,448)
Reinvested capital gains	1,205	1,609	5,832,761	15,459,225	4,067,445	2,168,599	-	92,297

Net increase (decrease) in contract owners’ equity resulting from operations	5,678	3,674	51,176,000	19,472,944	(839,663)	4,135,881	(319,409)	309,662

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	7,695,940	5,557,842	(100,245)	95,346	15,744	34,571
Transfers between funds	-	-	(9,117,686)	(8,067,061)	(13,612,814)	(402,006)	(1,827,936)	70,926
Redemptions (notes 2, 3, and 4)	(12)	(11,507)	(10,580,292)	(6,522,739)	(595,013)	(1,962,485)	(180,150)	(238,465)
Adjustments to maintain reserves	13	9	(42)	(2)	193,476	(289)	(7,480)	(51)

Net equity transactions	1	(11,498)	(12,002,080)	(9,031,960)	(14,114,596)	(2,269,434)	(1,999,822)	(133,019)

Net change in contract owners’ equity	5,679	(7,824)	39,173,920	10,440,984	(14,954,259)	1,866,447	(2,319,231)	176,643
Contract owners’ equity at beginning of period	13,839	21,663	96,594,462	86,153,478	14,954,259	13,087,812	2,319,231	2,142,588

Contract owners’ equity at end of period	$19,518	13,839	135,768,382	96,594,462	-	14,954,259	-	2,319,231

CHANGE IN UNITS:
Beginning units	403	850	2,719,852	2,983,354	740,367	856,633	230,954	245,331
Units purchased	-	-	712,997	470,810	31,667	126,620	29,632	19,745
Units redeemed	-	(447)	(978,077)	(734,312)	(772,034)	(242,886)	(260,586)	(34,122)

Ending units	403	403	2,454,772	2,719,852	-	740,367	-	230,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIV2		NVMLV1		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,780,193	10,951,298	12,371	627,463	174,976	16,019,792	(170,954)	(28,638)
Realized gain (loss) on investments	(21,222,686)	(1,279,662)	(1,983,705)	(104,926)	(54,039,806)	(1,428,375)	(433,200)	160,078
Change in unrealized gain (loss) on investments	10,584,849	(4,905,924)	641,489	(84,902)	17,609,902	(4,645,527)	(699,184)	1,743,424
Reinvested capital gains	-	2,114,428	949,299	246,664	27,160,406	5,625,297	1,120,928	323,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,857,644)	6,880,140	(380,546)	684,299	(9,094,522)	15,571,187	(182,410)	2,198,800

Equity transactions:
Purchase payments received from contract owners (note 4)	690,755	1,394,422	17,181	53,182	2,099,876	3,478,788	576,558	992,895
Transfers between funds	(43,754,810)	4,085,834	(2,471,408)	(307,830)	(71,270,134)	3,841,155	(16,921,490)	1,511,436
Redemptions (notes 2, 3, and 4)	(3,046,927)	(5,938,346)	(240,171)	(398,783)	(4,868,892)	(6,258,174)	(961,999)	(1,078,893)
Adjustments to maintain reserves	(6,810)	(461)	51	(3,163)	209	(192)	(43)	(115)

Net equity transactions	(46,117,792)	(458,551)	(2,694,347)	(656,594)	(74,038,941)	1,061,577	(17,306,974)	1,425,323

Net change in contract owners’ equity	(52,975,436)	6,421,589	(3,074,893)	27,705	(83,133,463)	16,632,764	(17,489,384)	3,624,123
Contract owners’ equity at beginning of period	52,975,436	46,553,847	3,074,893	3,047,188	83,133,463	66,500,699	17,489,384	13,865,261

Contract owners’ equity at end of period	$-	52,975,436	-	3,074,893	-	83,133,463	-	17,489,384

CHANGE IN UNITS:
Beginning units	3,212,335	3,238,080	140,058	171,784	4,690,827	4,631,844	1,309,996	1,200,259
Units purchased	652,334	585,821	8,962	16,093	690,223	761,693	274,218	290,662
Units redeemed	(3,864,669)	(611,566)	(149,020)	(47,819)	(5,381,050)	(702,710)	(1,584,214)	(180,925)

Ending units	-	3,212,335	-	140,058	-	4,690,827	-	1,309,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2		AMTP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(170,437)	59,077	-	235
Realized gain (loss) on investments	(519,117)	184,384	-	585
Change in unrealized gain (loss) on investments	(370,242)	2,178,595	-	(2,350)
Reinvested capital gains	218,908	318,413	-	3,092

Net increase (decrease) in contract owners’ equity resulting from operations	(840,888)	2,740,469	-	1,562

Equity transactions:
Purchase payments received from contract owners (note 4)	1,936,350	2,389,460	-	97
Transfers between funds	(23,428,639)	4,619,970	-	(739)
Redemptions (notes 2, 3, and 4)	(371,961)	(1,161,622)	-	(438)
Adjustments to maintain reserves	(1,234)	37,076	-	(13,860)

Net equity transactions	(21,865,484)	5,884,884	-	(14,940)

Net change in contract owners’ equity	(22,706,372)	8,625,353	-	(13,378)
Contract owners’ equity at beginning of period	22,706,372	14,081,019	-	13,378

Contract owners’ equity at end of period	$-	22,706,372	-	-

CHANGE IN UNITS:
Beginning units	1,555,557	1,144,692	-	-
Units purchased	249,810	568,587	-	-
Units redeemed	(1,805,367)	(157,722)	-	-

Ending units	-	1,555,557	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)*
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)*
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)*
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	11/19/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	1016/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	9/14/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	8/18/2020
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	7/1/2020
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)	7/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	6/4/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/19/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/19/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/5/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ARLPE3	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	5/1/2020
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ACVIG2	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $395,141,048 and $428,008,685, respectively, and total transfers from the Separate Account to the fixed account were $177,646,483 and $148,335,147, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$59,291,266,825	$-	$-	$59,291,266,825

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$17,323	$5,673
ALVDAA	6,831	323
ALVDAB	479,301	1,426,385
ALVGIB	364,752	887,307
ALVIVB	533,180	217,892
ALVSVA	66,101	171,842
ALVSVB	15,984,667	12,409,005
ALMCS	471,518	396,229
AAEIP3	10,186	1,216
ARLPE3	88,116	677
ACVB	2,585,446	5,154,223
ACVCA	4,571	3,855
ACVI	919	1,493
ACVIG	1,217,734	1,410,370
ACVIG2	308,506	510,152
ACVIP1	305,587	405,743
ACVIP2	41,784,899	48,110,027
ACVMV1	864,067	2,089,475
ACVMV2	14,362,228	19,932,957
ACVV2	3,187,953	184,965
AFGC	175,556	88,093
AFGF	565,258	1,100,919
AFHY	453,161	433,515
AMVBC4	557,881	237,898
AMVCB4	26,331	789
AMVGS4	60,465	82,784
AMVI4	36,734	260,443
AMVNW4	54,467	17
AVPAP2	39,514,575	84,446,416
BRVED3	33,706,918	32,977,745
BRVHY3	20,529,358	32,705,200
BRVTR3	101,073,494	49,189,620
MLVGA3	29,802,904	41,175,101
DCAP	3,082,377	5,194,621
DCAPS	10,671,333	21,678,828
DGI	1,264,974	1,931,572
DSIF	16,990,664	23,049,202
DSIFS	13,099,008	25,709,523
DSRG	1,168,511	4,271,312
DVDLS	89,162	219,309
DVMCSS	5,211,116	5,781,898
DVSCS	8,074,007	11,521,196
CHSMM	9,510,890	8,012,078
CLVHY2	12,487,248	15,665,913
DWVSVS	13,049,714	9,765,370
DWVVLS	312,145	487,646
ETVFR	4,908,043	17,199,215
FQB	623,739	599,223
FQBS	1,499,535	2,548,111
FVU2S	80,469	108,618
FAMP	2,676,186	8,348,367
FB2	138,638,111	78,522,262
FC2	48,229,733	3,215,173
FEI2	32,041,742	33,464,215
FEIP	15,920,252	26,034,224
FEMS2	16,897,544	1,027,407

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FF10S	1,316,723	996,031
FF10S2	46,258,683	28,935,155
FF20S	1,502,004	2,393,820
FF20S2	30,606,871	43,760,677
FF30S	2,213,000	1,602,313
FF30S2	11,548,454	8,104,208
FG2	115,185,101	70,372,906
FGI2	147,347,406	55,747,858
FGP	45,222,382	45,351,588
FHIP	4,616,780	6,834,128
FIGBP2	207,247,242	110,271,151
FIGBS	3,713,209	2,794,558
FMC2	16,504,783	50,259,606
FMCS	523,167	2,888,133
FNRS2	14,947,719	14,741,929
FO2	6,191,872	16,008,816
FOP	699,777	5,432,403
FRESS2	3,389,729	3,159,336
FVSS	458,333	656,120
FVSS2	465,025	656,806
FTVDM2	984,077	2,139,085
FTVFA2	31,539,219	17,684,037
FTVGI2	10,186,572	15,079,279
FTVIS2	41,450,625	56,573,851
FTVMD2	221,275	612,021
FTVRD2	2,840,980	7,471,479
FTVSI2	355,091	172,446
FTVSV2	12,666,044	14,384,083
TIF2	2,845,424	3,762,864
GVGMNS	494,901	1,265,869
GVMSAS	505,916	247,977
GVSSCS	79,344	128,172
RSRF	529	123
RVARS	4,487,800	5,445,435
ACEG2	2,070,573	1,904,684
IVBRA1	78,591	10,812
IVMCC2	4,000,518	2,278,590
OVAG	1,678,910	2,384,953
OVAG2	14,781,195	3,394,901
OVB	3,757,617	2,656,546
OVGI	2,068,439	2,103,702
OVGIS	25,324,134	37,043,057
OVGS	5,658,635	15,532,008
OVGSS	6,121,526	20,495,027
OVIG	146,525	396,647
OVIGS	6,886,727	11,055,637
OVMS	2,228,967	2,592,861
OVSB	152,637	246,567
OVSBS	450,421	1,538,142
OVSC	992,909	1,357,267
OVSCS	13,897,018	21,151,150
WRASP	5,611,101	23,819,394
WRENG	124,537	51,639
WRHIP	5,494,790	12,932,176
WRMCG	47,094,958	28,828,962
WRPAP	1,495	63
WRPCP	2,034,863	548,869
WRPMAP	6,931,691	12,389,886
WRPMAV	554,160	1,185,559
WRPMCP	533,480	449,253

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

WRPMCV	134,480	583,443
WRPMMV	390,442	629,790
WRPMP	2,541,353	4,371,371
JPICB2	16,411,511	443,002
JPMMV1	790,680	1,797,615
JABS	719,246	1,394,921
JACAS	15,144,762	32,211,278
JAFBS	30,663,013	12,718,514
JAGTS	65,152,502	49,664,247
JAIGS	916,500	5,928,743
JAMGS	718,164	650,231
LZREMS	4,569,849	4,105,585
LOVSDC	842,234	307,616
LOVTRC	19,171,537	8,754,671
MNCPS2	128,489	9,045
M2IGSS	799,177	1,495,693
MNDSC	22,861,437	19,598,150
MV2RIS	1,894,740	4,861
MV3MVS	6,184,415	2,513,594
MVFSC	43,993,919	41,817,304
MVIGSC	10,882,621	897,577
MVIVSC	16,348,398	46,071,848
MVRBSS	296,737	167
MVUSC	33,649	25,201
MGRFV	16	708
MSEM	52,809	166,607
MSEMB	27,692	77,260
MSGI2	1,468,304	2,263,276
MSVF2	3,418,182	4,487,968
MSVFI	1,763,400	2,141,324
MSVRE	1,538	2,230
MSVREB	81	456
VKVGR2	47,854	45,974
DTRTFB	20,993,901	18,815,290
EIF	1,074,656	461,537
EIF2	63,711,257	24,286,435
GBF	105,198,830	98,274,822
GBF2	495,814	239,457
GEM	602,988	1,654,026
GEM2	3,373,111	8,354,179
GIG	461,653	1,566,566
GVAAA2	681,923,349	560,308,608
GVABD2	564,903,583	474,097,626
GVAGG2	42,534,564	57,686,309
GVAGI2	679,611,143	488,100,909
GVAGR2	185,591,042	116,028,906
GVDMA	47,636,900	78,507,835
GVDMC	26,747,508	79,841,424
GVEX1	636,466	8,553
GVEX2	212,755,222	65,923,529
GVIDA	32,388,728	18,562,080
GVIDC	166,965,402	113,336,818
GVIDM	130,041,469	256,828,848
GVIX2	1,888,103	1,292,917
GVIX8	16,863,069	8,900,878
GVDIV2	10,402,936	52,741,098
GVDIVI	385,962	2,235,158
IVKMG2	4,518,647	14,632,950
NVLCA2	3,178,582	24,958,561
NVLM2	4,297,446	20,654,558

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVMLV1	1,133,776	2,866,502
NVMLV2	34,831,564	81,535,332
OVCAFS	61,569	59,616
HIBF	25,238,406	27,985,879
IDPG2	33,021,738	53,998,376
IDPGI2	12,948,079	26,405,044
MCIF	39,468,311	26,621,547
MCIF2	736,946	1,176
MSBF	26,324,670	29,832,381
NAMAA2	233,527,684	64,774,418
NAMGI2	117,303,726	53,300,443
NCPG2	21,322,808	80,356,275
NCPGI2	13,083,401	36,853,466
NJMMA2	9,714,873	633,453
NJNDE2	10,611,334	1,298,536
NVAMV1	1,372,417	5,885,423
NVAMV2	15,978,668	96,879,710
NVAMVX	3,597,978	179,608
NVAMVZ	139,269,428	1,357,505
NVBX	1,792,659	4,570
NVCBD1	2,261,822	2,212,234
NVCBD2	28,890,886	25,248,814
NVCCA2	108,936,784	247,544,384
NVCCN2	183,508,386	130,671,398
NVCMA2	14,087,834	33,849,025
NVCMC2	17,189,277	85,977,709
NVCMD2	80,965,969	268,679,172
NVCRA2	11,390,876	7,902,925
NVCRB2	41,311,794	200,513,682
NVDBL2	83,490,147	139,874,279
NVDCA2	99,121,600	153,525,287
NVFIII	13,349,216	2,083,848
NVGEII	6,968,198	328,480
NVIE6	2,953,869	6,422,683
NVLCP2	25,396,558	12,760,877
NVMGA2	22,952,395	29,596,011
NVMIG1	9,095,454	2,543,289
NVMIG6	51,522,847	32,614,211
NVMIVX	1,862,067	141,202
NVMIVZ	51,092,368	324,216
NVMLG1	4,681,420	1,676,887
NVMLG2	71,051,360	32,221,482
NVMM2	977,883	853,125
NVMMG1	27,737,987	21,255,504
NVMMG2	51,219,666	66,803,581
NVMMV1	28,097	107,469
NVMMV2	11,904,282	25,050,030
NVNMO1	6,437,518	7,615,967
NVNMO2	12,208,168	12,646,376
NVNSR1	367,179	505,254
NVNSR2	11,719,183	20,169,989
NVOLG1	45,272,560	43,060,560
NVOLG2	69,081,424	94,955,519
NVRE1	1,080,838	4,974,087
NVRE2	3,676,672	17,269,253
NVSIX2	26,968,794	13,232,628
NVSTB2	73,721,623	63,440,419
NVTIV3	23,052,779	31,100,656
SAM	466,928,554	296,135,811
SCF	2,425,117	7,074,878

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SCF2	4,252,053	6,900,871
SCGF	2,035,718	1,519,653
SCGF2	17,718,699	17,692,068
SCVF	675,993	3,094,086
SCVF2	5,015,929	4,862,844
TRF	10,519,475	12,883,450
TRF2	14,300,359	18,684,557
AMCG	3,772	4,458
AMINS	5,644	14,869
AMMCGS	749,856	1,020,312
AMSRS	764,150	2,316,359
AMTB	8,230,423	13,049,282
NOTB4	371,327	2,444,149
NOTG4	128,023	725,805
NOTMG4	269,281	1,207,469
PMUBA	3,199	827
PMVAAD	2,669,217	6,155,862
PMVEBD	2,558,446	2,511,745
PMVFAD	3,045,867	3,238,145
PMVFHA	82,209	161,238
PMVHYD	82,656	25,391
PMVIV	1,492,507	3,229
PMVLAD	77,124,700	79,898,318
PMVRA	233,641	31,063
PMVRSD	16,178	27,530
PMVSTA	25,910,333	23,046,070
PMVTRD	72,379,345	62,022,251
PVEIB	7,776,461	615,075
PVGOB	3,865,981	1,848,331
PVIGIB	868,513	79,094
PVTIGB	3,183,319	9,077,402
HVSIT	2,509,245	4,480,997
ROCSC	8,875	23,857
TRHS2	33,108,406	40,584,692
VVGGS	818,207	346,143
VWBF	823,205	1,211,184
VWEM	891,094	2,855,604
VWHA	91,910	1,361,505
VWHAS	6,073,782	6,697,208
VYDS	11,042	184,950
VRVDRA	1,519,740	1,148,587
SVDF	5,178	3,882
SVOF	21,770	36,388
WFVOG2	1,205	243
WFVSCG	22,904,409	30,697,317

	$7,713,922,853	$7,374,723,205

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2020			0.40%	18,898			$18.40	$347,712	2.16%			8.81%
2019			0.40%	19,109			16.91	323,129	2.51%			17.73%
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020			0.60%	4,485			13.99	62,732	1.82%			4.39%
2019			0.60%	4,030			13.40	53,995	2.05%			14.82%
2018			0.60%	4,197			11.67	48,975	1.88%			-7.63%
2017			0.60%	4,267			12.63	53,903	1.89%			13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2020	0.95%	to	1.05%	10,992	46.97	to	46.15	509,767	0.00%	62.70%	to	62.53%
2019	0.95%	to	1.05%	10,997	28.87	to	28.39	313,636	0.00%	28.40%	to	28.27%
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2020			0.40%	3,988			6.21	24,770	3.26%			-25.43%
2019			0.40%	2,758			8.33	22,970	1.69%			19.93%
2018			0.40%	2,662			6.94	18,486	1.73%			-19.28%
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2020			0.60%	11,330			13.18	149,335	13.58%			8.60%
2019			0.60%	5,727			12.14	69,504	0.00%			39.00%
2018			0.60%	5,727			8.73	50,003	0.00%			-12.69%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2020			1.30%	17,811			40.74	725,635	2.03%			8.66%
2019			1.30%	16,091			37.50	603,338	2.18%			4.32%
2018			1.30%	17,972			35.94	645,953	2.01%			-0.41%
2017			1.30%	18,957			36.09	684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2020			1.30%	46,920			329.52	15,461,329	0.56%			50.48%
2019			1.30%	49,615			218.98	10,864,364	0.99%			29.41%
2018			1.30%	54,721			169.22	9,259,805	0.66%			-1.32%
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2020			1.30%	6,943			74.17	514,946	9.15%			6.80%
2019			1.30%	7,182			69.44	498,748	6.45%			11.38%
2018			1.30%	6,474			62.35	403,644	5.17%			-3.43%
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2020			0.60%	43,527			14.64	637,018	0.13%			28.61%
2019			0.60%	47,375			11.38	539,073	0.00%			30.46%
2018			0.60%	16,712			8.72	145,761	0.00%			-12.77%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
2018	0.40%	to	2.85%	2,557,928	11.74	to	10.46	28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2020	0.40%	to	0.60%	120,519	19.34	to	19.05	2,326,923	1.83%	-0.27%	to	-0.47%
2019	0.40%	to	0.60%	138,474	19.39	to	19.13	2,679,199	1.42%	19.12%	to	18.88%
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020			0.40%	677			10.18	6,889	0.86%	4.51%	to	4.51%
2019			0.40%	637			9.74	6,202	0.58%	5.12%	to	5.12%
2018			0.40%	565			9.26	5,233	0.00%	-7.38%	to	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	0.80%	to	1.40%	713,808	19.83	to	18.60	17,447,533	3.20%	8.83%	to	8.17%
2019	0.80%	to	1.40%	696,890	18.22	to	17.19	15,381,560	3.37%	8.65%	to	7.99%
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019			0.40%	1,519			6.49	9,861	0.00%			3.06%
2018			0.40%	372			6.30	2,343	0.00%			-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020			0.60%	573			20.28	11,618	1.44%	15.01%	to	15.01%
2019	0.40%	to	0.60%	567			17.63	9,996	3.59%	22.50%	to	22.50%
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	1270.00%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	1930.00%
2019			0.40%	64,536			17.20	1,109,891	2.15%			14.20%
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2020	0.40%	to	2.40%	1,667,764	10.70	to	10.44	17,635,656	1.35%	7.25%	to	5.10%
2019	0.40%	to	1.75%	131,850	9.97	to	9.94	1,312,888	0.00%	-0.27%	to	-0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.80%	to	1.40%	276,962	36.61	to	33.09	9,285,126	1.49%	-0.43%	to	-1.04%
2019	0.80%	to	1.40%	332,614	36.77	to	33.44	11,261,759	1.64%	25.75%	to	24.99%
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2020			0.40%	516			12.22	6,307	0.00%	6.95%	to	6.95%
2019			0.40%	575			11.43	6,572	0.99%	5.74%	to	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	0.95%	to	2.45%	626,449	17.30	to	13.11	9,812,067	2.68%	6.53%	to	4.91%
2019	0.95%	to	2.45%	714,861	16.24	to	12.50	10,538,872	3.82%	9.56%	to	7.90%
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.80%	to	1.40%	146,420	17.17	to	15.70	2,329,063	2.67%	6.94%	to	6.29%
2019	0.80%	to	1.40%	181,090	16.05	to	14.78	2,706,989	4.20%	9.99%	to	9.33%
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020			0.80%	58,407			13.34	779,131	1.88%	33.40%	to	33.40%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
2018			0.60%	16,971			10.18	172,727	2.90%	1.78%	to	1.78%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020			1.35%	12,575			9.92	124,759	0.00%	-0.79%	to	-0.79%	****
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%			6.06%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019			0.40%	23,677			10.86	257,017	3.31%			8.03%
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2020	0.40%	to	2.55%	690,065	27.13	to	21.73	16,628,460	0.00%	13.68%	to	11.23%
2019	0.40%	to	2.55%	814,651	23.86	to	19.54	17,482,244	0.00%	23.51%	to	20.84%
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15%	to	1.35%	5,849	28.41	to	27.49	162,425	0.54%	26.91%	to	26.65%
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.40%	to	1.95%	213,399	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.
For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-
The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on November 12, 2009 with Pre-Effective Amendment No. 1 (SEC File No. 333-160635) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on November 12, 2009 with Pre-Effective Amendment No. 1 (SEC File No. 333-160635) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm

15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm

30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm

9)	Opinion of Counsel – Filed previously on July 17, 2009 with Initial Filing (SEC File No. 333-160635) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 23,753 and 12,445 respectively.

Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact